UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Rd. King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	January 31, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 47.3%

Banks — 3.7%
241,300	Barclays Plc - ADR	$3,264,789
384,500	China Construction Bank Corp. - ADR	6,125,085
533,000	Nordea Bank AB - ADR	4,514,510
1,163,941	Sumitomo Mitsui Financial Group, Inc. - ADR	7,391,025

		21,295,409

Consumer Discretionary — 6.2%
93,400	Carnival Corp.	2,820,680
198,900	Comcast Corp. - Class A	5,288,751
131,500	ITOCHU Corp. - ADR	2,853,550
42,400	Macy’s, Inc.	1,428,456
62,000	Magna International, Inc.	2,563,080
58,700	McGraw-Hill Cos., Inc. (The)	2,700,200
185,300	Target Corp.	9,415,093
132,900	Yum! Brands, Inc.	8,416,557

		35,486,367

Consumer Staples — 4.4%
21,450	Ajinomoto Co., Inc. - ADR	2,588,065
321,350	Associated British Foods Plc - ADR	5,906,413
112,000	CVS Caremark Corp.	4,676,000
59,170	Imperial Tobacco Group Plc - ADR	4,236,572
268,500	Koninklijke Ahold NV - ADR	3,562,995
115,200	Unilever NV - NY Shares	3,841,920

		24,811,965

Energy — 4.9%
37,585	China Petroleum & Chemical Corp. - ADR	4,515,838
25,000	ConocoPhillips	1,705,250
176,000	ENI SpA - ADR	7,832,000
114,100	Marathon Oil Corp.	3,581,599
161,700	Noble Corp.(b)	5,633,628
84,800	Total SA - ADR	4,491,856

		27,760,171

Health Care — 4.4%
59,905	Johnson & Johnson	3,948,339
112,800	Merck KGAA - ADR	3,911,904
113,000	Sanofi - ADR	4,195,690
203,050	Teva Pharmaceutical Industries Ltd. - ADR	9,163,647
76,100	UnitedHealth Group, Inc.	3,941,219

		25,160,799

Industrials — 3.0%
284,000	Deutsche Post AG - ADR	4,757,000
819,500	East Japan Railway Co. - ADR	8,817,820
32,600	General Dynamics Corp.	2,254,616

Shares		Value

Industrials (continued)
68,500	Koninklijke Philips Electronics NV - NY Shares	$1,387,810

		17,217,246

Information Technology — 4.7%
150,700	Accenture Plc - Class A	8,641,138
18,330	International Business Machines Corp.	3,530,358
372,300	Microsoft Corp.	10,994,019
183,700	Western Union Co. (The)	3,508,670

		26,674,185

Insurance — 4.3%
138,750	ACE Ltd.	9,657,000
176,100	Allianz SE - ADR	1,956,471
730,500	Muenchener Rueckversi-cherungs AG - ADR	9,576,855
375,895	Suncorp Group Ltd. - ADR	3,292,840

		24,483,166

Materials — 4.0%
80,300	AKZO Nobel NV	1,397,220
87,000	Barrick Gold Corp.	4,285,620
77,000	BHP Billiton Plc	5,184,410
94,600	Freeport-McMoRan Copper & Gold, Inc.	4,371,466
119,000	Newmont Mining Corp.	7,316,120

		22,554,836

Real Estate — 0.7%
375,500	Wharf Holdings Ltd. - ADR	4,201,845

Telecommunication Services — 3.7%
166,300	Abertis Infraestructuras SA - ADR	1,438,495
68,500	CenturyLink, Inc.	2,536,555
134,570	China Telecom Corp. Ltd. - ADR	7,548,031
285,646	SK Telecom Co. Ltd. - ADR	4,001,900
270,600	Tele2 AB - ADR	2,622,114
110,609	Tim Participacoes SA - ADR	3,191,070

		21,338,165

Utilities — 3.3%
50,000	DTE Energy Co.	2,660,500
78,300	Exelon Corp.	3,114,774
158,500	FirstEnergy Corp.	6,691,870
48,900	GDF Suez - ADR	1,329,102
63,000	SSE Plc - ADR	1,226,610
87,000	Tokyo Gas Co. Ltd. - ADR	4,035,060

		19,057,916

Total Common Stocks (Cost $250,388,508)		270,042,070

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 51.8%

Fannie Mae — 0.1%
$165,000	0.01%, 02/13/12(c)	$164,999
255,000	0.02%, 03/14/12(c)	254,994

		419,993

Federal Home Loan Bank — 49.6%
315,000	0.01%, 02/03/12(c)	315,000
4,615,000	0.03%, 02/08/12(c)	4,614,976
56,010,000	0.02%, 02/17/12(c)	56,009,391
80,000,000	0.03%, 02/22/12(c)	79,998,746
30,000,000	0.03%, 02/22/12(c)	29,999,431
59,900,000	0.00%, 02/24/12(c)	59,898,852
5,865,000	0.01%, 02/29/12(c)	5,864,954
17,830,000	0.02%, 03/07/12(c)	17,829,711
5,000,000	0.02%, 03/09/12(c)	4,999,923
250,000	0.02%, 03/16/12(c)	249,994
23,100,000	0.02%, 03/28/12(c)	23,099,461

		282,880,439

Freddie Mac — 2.1%
1,200,000	0.03%, 02/13/12(c)	1,199,988
10,800,000	0.03%, 02/17/12(c)	10,799,880

		11,999,868

Total U.S. Government Agencies (Cost $295,300,302)		295,300,300

U.S. GOVERNMENT SECURITIES — 0.9%
U.S. Treasury Bills — 0.9%
5,000,000	0.02%, 02/02/2012(c)	4,999,997

Total U.S. Government Securities (Cost $4,999,997)		4,999,997

Shares

INVESTMENT COMPANY — 2.0%
11,415,600	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	11,415,600

Total Investment Company (Cost $11,415,600)		11,415,600

		Value

TOTAL INVESTMENTS — 102.0%
(Cost $562,104,407)(a)		$581,757,967

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(11,456,982)

NET ASSETS — 100.0%		$570,300,985

(a)	Cost for federal income tax purposes is $562,104,407 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$20,963,888
Unrealized depreciation	(1,310,328)

Net unrealized appreciation	$19,653,560

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at January 31, 2012.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	3.7%
Consumer Discretionary	6.2%
Consumer Staples	4.4%
Energy	4.9%
Health Care	4.4%
Industrials	3.0%
Information Technology	4.7%
Insurance	4.3%
Materials	4.0%
Real Estate	0.7%
Telecommunication Services	3.7%
Utilities	3.3%
Other*	52.7%

100%

*

Includes cash and equivalents, investment companies, U.S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	January 31, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 96.0%
ARGENTINA — 0.7%
218,000	MercadoLibre, Inc.	$19,053,200

AUSTRALIA — 0.4%
337,000	CSL Ltd.	11,137,568

BRAZIL — 3.2%
4,976,000	BM&FBovespa SA	31,299,359
360,000	CETIP SA - Balcao Organizado de Ativos e Derivativos	5,552,885
338,000	Cielo SA	10,069,196
1,949,684	Itau Unibanco Holding SA - ADR	38,915,693
339,000	Natura Cosmeticos SA	7,260,405

		93,097,538

CANADA — 1.5%
860,700	Barrick Gold Corp.	42,455,592

CHINA — 0.7%
580,000	New Oriental Education & Technology Group - ADR(b)	13,815,600
2,448,000	Tingyi Cayman Islands Holding Corp.	7,149,588

		20,965,188

DENMARK — 0.2%
261,000	Novozymes A/S - Class B	7,347,779

FINLAND — 0.6%
3,504,300	Nokia Oyj	17,500,873

FRANCE — 4.2%
307,561	Air Liquide SA	38,709,640
339,200	Renault SA	14,448,722
347,800	Technip SA	32,628,144
1,687,800	Vivendi SA	35,323,479

		121,109,985

GERMANY — 3.1%
741,376	Adidas AG	53,413,983
382,900	Siemens AG	36,131,336

		89,545,319

HONG KONG — 0.8%
257,000	Hong Kong Exchanges and Clearing Ltd.	4,460,459
8,842,000	Li & Fung Ltd.	19,336,495

		23,796,954

INDIA — 1.5%
47,000	Asian Paints Ltd.(e)	2,847,186
400,000	Hero Honda Motors Ltd.(b)(e)	15,067,246
3,877,000	ITC Ltd.(e)	15,991,792
329,000	Larsen & Toubro Ltd.(b)	8,721,877

		42,628,101

IRELAND — 1.9%
1,068,200	Covidien Plc	55,012,300

Shares		Value

ITALY — 2.1%
1,806,900	ENI SpA	$39,943,244
1,194,900	Fiat Industrial SpA(b)	11,706,738
1,368,800	Fiat SpA	8,211,010

		59,860,992

JAPAN — 7.3%
790,600	Canon, Inc.	34,125,872
136,400	FANUC Corp.	22,924,219
7,063,000	Hitachi Ltd.	39,475,702
6,965	Japan Tobacco, Inc.	34,267,581
8,880,000	Mitsubishi UFJ Financial Group, Inc.	40,660,194
825,100	Nippon Telegraph & Telephone Corp.	41,244,175

		212,697,743

MEXICO — 0.6%
5,711,000	Wal-Mart de Mexico SAB de CV - Series V	17,670,927

NETHERLANDS — 2.6%
531,000	ASML Holding NV - NY Shares	22,827,690
1,216,000	Lyondellbasell Industries NV - Class A	52,409,600

		75,237,290

PORTUGAL — 0.4%
650,000	Jeronimo Martins SGPS SA(b)	10,853,172

RUSSIA — 0.1%
110,000	Mail.Ru Group Ltd. - GDR(b)	3,630,000

SOUTH AFRICA — 1.1%
652,500	Naspers Ltd. - Class N	32,685,485

SOUTH KOREA — 0.9%
25,742	Samsung Electronics Co. Ltd.	25,367,333

SWITZERLAND — 5.9%
420,000	ABB Ltd. - ADR(b)	8,748,600
129,500	Kuehne + Nagel International AG	16,277,186
337,800	Roche Holding AG	57,174,622
9,400	SGS SA	16,869,963
674,676	Swiss Re AG(b)	36,595,951
2,537,000	UBS AG(b)	34,534,068

		170,200,390

UNITED KINGDOM — 10.3%
2,755,000	ARM Holdings Plc	26,460,333
2,714,219	BG Group Plc	60,948,040
3,119,000	BP Plc	23,141,843
4,766,000	HSBC Holdings Plc	39,781,761
2,960,757	Pearson Plc(e)	54,726,890
1,687,954	Standard Chartered Plc	40,802,424
5,913,000	TESCO Plc	29,779,311
8,830,700	Vodafone Group Plc	23,767,472

		299,408,074

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

UNITED STATES — 45.9%
1,892,300	Adobe Systems, Inc.(b)	$58,566,685
180,000	Allergan, Inc.	15,823,800
136,500	Amazon.com, Inc.(b)	26,541,060
192,900	Apple, Inc.(b)	88,054,992
755,400	Celgene Corp.(b)	54,917,580
937,000	Charles Schwab Corp. (The)	10,916,050
1,173,000	DISH Network Corp. - Class A	32,750,160
953,000	Ecolab, Inc.	57,599,320
290,000	FMC Technologies, Inc.(b)	14,821,900
2,608,000	General Electric Co.	48,795,680
1,346,900	Gilead Sciences, Inc.(b)	65,782,596
49,300	Google, Inc. - Class A(b)	28,599,423
2,889,000	Hewlett-Packard Co.	80,834,220
115,500	IntercontinentalExchange, Inc.(b)	13,222,440
35,100	Intuitive Surgical, Inc.(b)	16,142,841
637,300	Johnson & Johnson	42,004,443
1,773,000	Johnson Controls, Inc.	56,328,210
1,217,000	JPMorgan Chase & Co.	45,394,100
396,000	Las Vegas Sands Corp.(b)	19,447,560
1,020,100	MetLife, Inc.	36,040,133
1,706,500	Microsoft Corp.	50,392,945
395,000	National Oilwell Varco, Inc.	29,222,100
192,500	NIKE, Inc. - Class B	20,018,075
471,000	Occidental Petroleum Corp.	46,991,670
1,675,200	Pfizer, Inc.	35,849,280
160,000	Praxair, Inc.	16,992,000
536,500	QUALCOMM, Inc.	31,556,930
284,000	Salesforce.com, Inc.(b)	33,171,200
965,300	Schlumberger Ltd.	72,561,601
1,648,200	Texas Instruments, Inc.	53,368,716
981,900	Time Warner, Inc.	36,389,214
501,900	Union Pacific Corp.	57,372,189
342,500	Visa, Inc. - Class A	34,469,200

		1,330,938,313

Total Common Stocks (Cost $2,572,289,901)		2,782,200,116

Principal Amount

U.S. GOVERNMENT SECURITIES — 0.2%

U.S. Treasury Bills — 0.2%
$6,000,000	0.02%, 02/02/12(c)	5,999,997

Total U.S. Government Securities (Cost $5,999,997)		5,999,997

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 0.8%

Federal Home Loan Bank — 0.8%
$4,000,000	0.02%, 02/13/12(c)	$3,999,980
13,500,000	0.05%, 02/24/12(c)	13,499,614
5,000,000	0.02%, 03/09/12(c)	4,999,923

		22,499,517

Total U.S. Government Agencies (Cost $22,499,517)		22,499,517

Shares

CASH SWEEP — 1.5%
44,363,800	Federated Government Obligations Fund 0.01%(d)	44,363,800

Total Cash Sweep (Cost $44,363,800)		44,363,800

TOTAL INVESTMENTS — 98.5% (Cost $2,645,153,215)(a)		$2,855,063,430

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		42,687,226

NET ASSETS — 100.0%		$2,897,750,656

(a)	Cost for federal income tax purposes is $2,647,955,230 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$238,921,426
Unrealized depreciation	(31,813,226)

Net unrealized appreciation	$207,108,200

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at January 31, 2012.
(e)	This security is considered either fully or partially illiquid.
These securities, or portions thereof have a value of $35,616,157 or 1.23% of net assets.

ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio Of Investments - (Continued)	January 31, 2012
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	8.3%
Consumer Discretionary	13.9%
Consumer Staples	4.2%
Diversified Financials	2.3%
Energy	11.0%
Health Care	12.2%
Industrials	7.9%
Information Technology	22.7%
Insurance	2.5%
Materials	7.5%
Telecommunication Services	3.5%
Other*	4.0%

100.0%

*	Includes cash and equivalents, investment company, U.S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	January 31, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 93.1%

AUSTRALIA — 2.0%
134,164	ABM Resources NL(b)	$8,546
53,832	Acrux Ltd.(b)	195,456
154,673	Adelaide Brighton Ltd.	487,700
96,977	Aditya Birla Minerals Ltd.	91,631
69,555	AED Oil Ltd.(b)(c)(d)	0
8,810	African Iron Ltd.(b)	5,285
30,858	Ainsworth Game Technology Ltd.(b)	21,622
25,514	AJ Lucas Group Ltd.(b)	33,046
119,863	Alcyone Resources Ltd.(b)	11,325
44,678	Alesco Corp. Ltd.	60,239
42,535	Alkane Resources Ltd.(b)	42,674
44,977	Alliance Resources Ltd.(b)	15,041
36,439	Allied Gold Mining PLC(b)	76,139
115,610	Altona Mining Ltd.(b)	32,525
39,760	Alumina Ltd.	54,030
51,812	Amadeus Energy Ltd.(b)	12,376
38,166	Amalgamated Holdings Ltd.	235,415
102,022	Amcom Telecommunications Ltd.	90,982
10,329	Ampella Mining Ltd.(b)	15,352
70,717	Ansell Ltd.	1,116,391
68,098	Antares Energy Ltd.(b)	28,196
52,484	Anvil Mining Ltd.(b)	396,757
215,215	APA Group	1,096,718
90,181	APN News & Media Ltd.	69,891
2,091	Aquarius Platinum Ltd.	5,883
59,980	Aquila Resources Ltd.(b)	383,340
19,603	ARB Corp. Ltd.	171,071
11,118	Aristocrat Leisure Ltd.	29,272
64,204	ASG Group Ltd.	56,575
38,669	Aspire Mining Ltd.(b)	15,600
5,082	Aston Resources Ltd.(b)	51,741
334,878	Atlas Iron Ltd.	1,102,122
54,273	Aurora Oil and Gas Ltd.(b)	169,400
97,687	Ausdrill Ltd.	369,205
26,143	Ausenco Ltd.	81,321
10,823	Ausgold Ltd.(b)	10,916
31,327	Austal Ltd.	67,514
237,688	Austar United Communications Ltd.(b)	300,286
17,417	Austbrokers Holdings Ltd.	116,492
15,319	Austin Engineering Ltd.	72,535
114,408	Australian Agricultural Co. Ltd.(b)	168,831
256,656	Australian Infrastructure Fund	547,682
45,583	Australian Pharmaceutical Industries Ltd.	14,518
79,373	Automotive Holdings Group	164,319
5,108	Azumah Resources Ltd.(b)	2,142
19,409	Bandanna Energy Ltd.(b)	13,806
54,410	Bank of Queensland Ltd.	437,854
107,928	Bannerman Resources Ltd.(b)	26,927
21,519	BC Iron Ltd.(b)	62,369
672,110	Beach Energy Ltd.	1,056,047

Shares		Value

AUSTRALIA (continued)
86,952	Beadell Resources Ltd.(b)	$68,773
4,598	Bell Financial Group Ltd.	2,929
334,216	Bendigo and Adelaide Bank Ltd.	2,941,461
15,594	Billabong International Ltd.	31,207
22,861	Bionomics Ltd.(b)	11,407
108,098	Biota Holdings Ltd.(b)	94,105
2,419	Blackmores Ltd.	73,449
1,586	Blackthorn Resources Ltd.(b)	960
276,957	BlueScope Steel Ltd.	119,083
158,551	Boom Logistics Ltd.(b)	45,448
365,309	Boral Ltd.	1,566,834
14,786	Bradken Ltd.	123,383
10,640	Bravura Solutions Ltd.(b)	1,694
10,942	Breville Group Ltd.	34,269
24,551	Brickworks Ltd.	279,412
3,543	Brockman Resources Ltd.(b)	8,049
17,627	BT Investment Management Ltd.	34,714
26,490	Cabcharge Australia Ltd.	127,398
154,604	Caltex Australia Ltd.	2,089,443
29,679	Campbell Brothers Ltd.	1,638,453
255,734	Cape Lambert Resources Ltd.(b)(d)	153,398
20,917	Cardno Ltd.	133,239
68,742	Carsales.com.au Ltd.	350,304
129,012	Cash Converters International Ltd.	76,701
9,437	Cedar Woods Properties Ltd.	33,062
4,702	Centamin PLC(b)	6,972
408,411	Central Petroleum Ltd.(b)	26,015
189,000	Ceramic Fuel Cells Ltd.(b)	20,065
2,144	CGA Mining Ltd.(b)	5,463
50,912	Chalice Gold Mines Ltd.(b)	13,513
178,666	Challenger Financial Services Group Ltd.	838,389
354,184	Citigold Corp. Ltd.(b)	32,714
102,039	Clough Ltd.	74,747
84,396	Coal of Africa Ltd.(b)	89,151
56,720	Coalspur Mines Ltd.(b)	108,089
7,468	Cochlear Ltd.	470,947
143,261	Cockatoo Coal Ltd.(b)	58,556
119,759	Coffey International Ltd.(b)	64,842
13,318,388	Commonwealth Property Office Fund REIT	13,715,283
57,099	Consolidated Media Holdings Ltd.	162,459
19,996	Continental Coal Ltd.(b)	4,458
82,958	Cooper Energy Ltd.(b)	33,908
19,597	Credit Corp. Group Ltd.	97,784
119,112	Cromwell Property Group REIT	89,783
5,450	CSG Ltd.	3,009
105,360	CSR Ltd. - Placement Shares	229,304
4,990	Cudeco Ltd.(b)	18,913
220,336	Cue Energy Resources Ltd.(b)	57,310
58,899	Dart Energy Ltd.(b)	27,201

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

AUSTRALIA (continued)
5,580	Data#3 Ltd.	$7,405
1,072,766	David Jones Ltd.	2,949,756
47,635	Decmil Group Ltd.	121,878
232,983	Deep Yellow Ltd.(b)	28,445
7,518	Devine Ltd.	5,826
54,933	Discovery Metals Ltd.(b)	90,104
5,787	Domino’s Pizza Enterprises Ltd.	45,525
85,383	Downer EDI Ltd.(b)	327,235
6,112	Dragon Mining Ltd.(b)	8,111
46,652	Drillsearch Energy Ltd.(b)	51,262
158,748	DUET Group	305,048
139,247	DuluxGroup Ltd.	421,320
16,365	DWS Ltd.	22,760
81,407	Echo Entertainment Group Ltd.(b)	311,997
224,451	Elders Ltd.(b)	57,189
303,779	Emeco Holdings Ltd.	330,570
329,666	Energy World Corp. Ltd.(b)	246,743
258,063	Envestra Ltd.	206,849
57,717	Eservglobal Ltd.(b)	18,383
20,763	Euroz Ltd.	26,231
85,900	Evolution Mining Ltd.(b)	165,976
22,514	Exco Resources Ltd.(b)	4,541
30,264	Extract Resources Ltd.(b)	274,710
1,074,060	Fairfax Media Ltd.	843,804
3,195	Fantastic Holdings Ltd.	7,021
146,707	FAR Ltd.(b)	4,673
16,371	Finbar Group Ltd.	16,337
172,674	FKP Property Group REIT	116,408
26,549	Fleetwood Corp. Ltd.	343,584
25,840	Flight Centre Ltd.	529,458
260,540	Flinders Mines Ltd.(b)	81,598
1,523,144	Focus Minerals Ltd.(b)	90,555
13,085	Forge Group Ltd.	75,710
9,551	G.U.D. Holdings Ltd.	76,251
2,973	G8 Education Ltd.	2,194
17,506	Galaxy Resources Ltd.(b)	16,355
96,934	Gindalbie Metals Ltd.(b)	64,319
18,593	Gloucester Coal Ltd.(b)	163,836
378,431	Goodman Fielder Ltd.	210,925
87,169	GrainCorp Ltd.	725,537
140,887	Grange Resources Ltd.	87,500
63,776	Great Southern Ltd.(b)(c)(d)	0
49,869	Greenland Minerals & Energy Ltd.(b)	28,854
46,399	Gryphon Minerals Ltd.(b)	64,284
81,204	Gujarat NRE Coking Coal Ltd.(b)	16,811
180,274	Gunns Ltd.(b)	22,967
68,071	GWA International Ltd.	172,720
123,748	Harvey Norman Holdings Ltd.	270,637
2,523	Hastie Group Ltd.(b)	1,513
48,619	HFA Holdings Ltd.	43,874
162,499	Highlands Pacific Ltd.(b)	25,878
705,420	Hillgrove Resources Ltd.(b)	161,015
27,615	Hills Industries Ltd.	30,344

Shares		Value

AUSTRALIA (continued)
234,388	Horizon Oil Ltd.(b)	$59,721
123,936	iiNET Ltd.	394,730
93,035	Imdex Ltd.	212,357
48,706	IMF Australia Ltd.	69,290
65,287	Independence Group NL	273,782
88,665	Indophil Resources NL(b)	33,417
54,591	Industrea Ltd.	66,070
72,251	Infigen Energy(b)	21,477
157,616	Integra Mining Ltd.(b)	99,563
32,314	International Ferro Metals Ltd.(b)	10,184
89,852	Intrepid Mines Ltd.(b)	121,624
34,328	Invocare Ltd.	271,875
143,092	IOOF Holdings Ltd.	849,197
32,879	Iress Market Technology Ltd.	242,597
12,036	Iron Ore Holdings Ltd.(b)	20,061
679	Ivanhoe Australia Ltd.(b)	1,359
35,560	JB Hi-Fi Ltd.	475,679
69,350	Jupiter Mines Ltd.(b)	18,038
7,671	Kagara Ltd.(b)	2,810
312,325	Kangaroo Resources Ltd.(b)	44,763
26,235	Kingsgate Consolidated Ltd.	213,071
28,356	Kingsrose Mining Ltd.(b)	42,447
79,680	Leyshon Resources Ltd.(b)	16,495
2,322	Lycopodium Ltd.	15,456
15,766	M2 Telecommunications Group Ltd.	53,562
201,460	Macmahon Holdings Ltd.(b)	141,161
3,258	Macquarie Atlas Roads Group(b)	5,465
1,285	Macquarie Telecom Group Ltd.	10,082
35,929	Marengo Mining Ltd.(b)	8,773
16,698	McMillan Shakespeare Ltd.	164,688
9,121	McPherson’s Ltd In-Specie(c)(d)	0
36,485	McPherson’s Ltd.	66,817
48,410	Medusa Mining Ltd.	277,530
27,057	Melbourne IT Ltd.	45,960
115,187	Mermaid Marine Australia Ltd.	354,636
17,756	Mesoblast Ltd.(b)	121,587
110,197	Metals X Ltd.(b)	25,738
351,180	Metcash Ltd.	1,506,234
90,921	Metgasco Ltd.(b)	36,680
11,558	Mincor Resources NL	9,142
26,581	Mineral Deposits Ltd.(b)	160,570
19,752	Mineral Resources Ltd.	254,782
43,111	Mirabela Nickel Ltd.(b)	42,107
46,130	Molopo Australia Ltd.(b)	29,874
70,668	Moly Mines Ltd.(b)	24,008
389,464	Monadelphous Group Ltd.	9,096,438
59,782	Mortgage Choice Ltd.	88,220
203,090	Mount Gibson Iron Ltd.	305,089
20,959	MSF Sugar Ltd.	98,572
19,896	Myer Holdings Ltd.	45,202
1,050	MyState Ltd.	3,824
79,446	Navitas Ltd.	242,910

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

AUSTRALIA (continued)
60,102	Neon Energy Ltd.(b)	$28,713
114,404	New Guinea Energy Ltd.(b)	5,951
128,661	New Hope Corp. Ltd.	769,018
176,513	Nexus Energy Ltd.(b)	39,353
122,821	NIB Holdings Ltd. Australia	190,374
252,567	Nido Petroleum Ltd.(b)	10,189
69,743	Noble Mineral Resources Ltd.(b)	41,094
35,908	Norfolk Group Ltd.	40,790
13,388	Northern Iron Ltd.(b)	10,802
102,310	Northern Star Resources Ltd.(b)	104,273
78,103	Norton Gold Fields Ltd.(b)	17,413
123,430	NRW Holdings Ltd.	397,050
43,287	Nufarm Ltd.(b)	209,558
3,341	Oakton Ltd.	4,239
53,779	Oilex Ltd(b)	11,419
98,618	OneSteel Ltd.	77,476
5,532	Orocobre Ltd.(b)	11,364
4,066	OrotonGroup Ltd.	34,533
121,855	Otto Energy Ltd.(b)	11,772
82,151	OZ Minerals Ltd.	951,522
153,286	Pacific Brands Ltd.	100,896
141,237	Paladin Energy Ltd.(b)	275,897
229,815	PanAust Ltd.(b)	856,381
20,179	Panoramic Resources Ltd.	28,278
20,888	PaperlinX Ltd.(b)	1,464
5,565	Patties Foods Ltd.	9,394
55,050	Peet Ltd.	47,924
182,192	Perilya Ltd.(b)	79,304
3,388	Perpetual Ltd.	72,837
61,898	Perseus Mining Ltd.(b)	188,599
499,396	Photon Group Ltd.(b)	26,509
48,159	Platinum Asset Mangement Ltd.	173,835
30,048	Platinum Australia Ltd.(b)	3,062
139,305	PMP Ltd.	74,686
40,384	Premier Investments Ltd.	209,224
6,047	Prima Biomed Ltd.(b)	1,059
47,288	Primary Health Care Ltd.	149,606
25,653	Prime Media Group Ltd.	17,702
117,452	PrimeAg Australia Ltd.	131,551
59,530	Programmed Maintenance Services Ltd.	129,560
156,786	Ramelius Resources Ltd.(b)	173,110
31,729	Ramsay Health Care Ltd.	639,343
17,881	RCR Tomlinson Ltd.	30,373
17,371	REA Group Ltd.	241,405
30,974	Reckon Ltd.	74,974
17,274	Red 5 Ltd.(b)	33,285
93,670	Red Fork Energy Ltd.(b)	81,047
21,888	Redflex Holdings Ltd.	41,827
8,531	Reece Australia Ltd.(c)	175,705
33,462	Reed Resources Ltd.(b)	13,855
31,163	Regional Express Holdings Ltd.	36,723
56,462	Regis Resources Ltd.(b)	238,573
9,792	Reject Shop Ltd. (The)	114,352
417,250	Resolute Mining Ltd.(b)	908,096

Shares		Value

AUSTRALIA (continued)
12,222	Resource and Investment NL(b)	$6,942
85,881	Resource Generation Ltd.(b)	33,735
22,430	Retail Food Group Ltd.	59,532
25,608	Rialto Energy Ltd.(b)	8,700
123,127	Ridley Corp. Ltd.	133,332
15,297	Robust Resources Ltd.(b)	19,082
156,453	Roc Oil Co. Ltd.(b)	56,473
103,754	SAI Global Ltd.	545,245
7,209	Salmat Ltd.	18,445
34,901	Samson Oil & Gas Ltd.(b)	3,705
18,074	Sandfire Resources NL(b)	140,650
156,455	Saracen Mineral Holdings Ltd.(b)	142,846
30,149	Sedgman Ltd.	60,975
21,571	Seek Ltd.	120,458
165,670	Senex Energy Ltd.(b)	138,069
16,377	Servcorp Ltd.	46,944
90,368	Service Stream Ltd.(b)	29,741
42,058	Seven Group Holdings Ltd.	350,509
111,610	Sigma Pharmaceuticals Ltd.	71,094
15,184	Silex Systems Ltd.(b)	34,658
48,071	Silver Lake Resources Ltd.(b)	187,297
9,054	Sirtex Medical Ltd.	45,369
33,249	Skilled Group Ltd.	61,949
12,616	Slater & Gordon Ltd.	23,037
25,349	SMS Management & Technology Ltd.	135,904
57,203	Southern Cross Media Group Ltd.	70,446
491,293	SP AusNet	503,326
439,626	Spark Infrastructure Group	623,083
10,795	Specialty Fashion Group Ltd.	5,043
70,854	Spotless Group Ltd.	180,533
324,205	St. Barbara Ltd.(b)	805,410
29,533	Starpharma Holdings Ltd(b)	37,938
114,859	Straits Resources Ltd.(b)	82,310
10,000	Strike Resources Ltd.(b)	2,123
137,375	STW Communications Group Ltd.	129,801
31,365	Sundance Energy Australia Ltd.(b)	17,315
322,878	Sundance Resources Ltd.(b)	147,397
27,149	Sunland Group Ltd.(b)	21,329
64,758	Super Retail Group Ltd.	405,627
67,322	Swick Mining Services Ltd.(b)	25,015
160,019	Tabcorp Holdings Ltd.	494,363
10,623	Talent2 International Ltd.	6,767
31,512	Tanami Gold NL(b)	24,255
105,245	Tap Oil Ltd.(b)	87,152
54,903	Tassal Group Ltd.	74,608
709,611	Tatts Group Ltd.	1,913,531
15,839	Technology One Ltd.	16,731
24,092	Ten Network Holdings Ltd.	22,508
45,730	Teranga Gold Corp.(b)	111,178
60,363	Texon Petroleum Ltd.(b)	38,451
69,352	TFS Corp. Ltd.	40,495

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

AUSTRALIA (continued)
47,822	Thakral Holdings Group REIT	$29,193
57,103	Thorn Group Ltd.	97,604
67,860	Tiger Resources Ltd.(b)	29,178
13,885	Toll Holdings Ltd.	73,558
188,636	Toro Energy Ltd.(b)	20,027
16,986	Tox Free Solutions Ltd.	40,575
126,484	TPG Telecom Ltd.	201,423
3,533,401	Transfield Services Ltd.(c)	7,502,470
181,105	Transpacific Industries Group Ltd.(b)	161,507
267,850	Treasury Wine Estates Ltd.	986,739
35,157	Troy Resources NL	172,812
1,757	Trust Co. Ltd.	9,700
26,635	UGL Ltd.	378,912
79,768	Unity Mining Ltd.(b)	9,739
144,020	UXC Ltd.(b)	64,982
53,983	VDM Group Ltd.(b)	2,522
101,055	Venture Minerals Ltd.(b)	35,404
65,384	Village Roadshow Ltd.	208,245
521,584	Virgin Australia Holdings Ltd(b)	177,197
1,251	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	5,127
64,022	Washington H. Soul Pattinson & Co. Ltd.	933,893
31,829	Watpac Ltd.	37,677
51,135	WDS Ltd.	33,115
7,324	Webjet Ltd.	19,594
40,961	Western Areas NL	240,044
4,344	White Energy Co. Ltd.(b)	2,098
88,063	Whitehaven Coal Ltd.	531,970
46,555	WHK Group Ltd.	41,764
984	Wide Bay Australia Ltd.	7,480
61,830	WildHorse Energy(b)	9,190
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	0
31,994	Wotif.com Holdings Ltd.	132,809
89,813	WPG Resources Ltd.(b)	8,868
5,124	YTC Resources Ltd.(b)	2,394

		92,018,270

AUSTRIA — 0.2%
1,001	Agrana Beteiligungs AG	108,008
13,261	Andritz AG	1,230,003
4,521	A-TEC Industries AG(b)(c)(d)	4,967
3,288	Austria Technologie & Systemtechnik AG	37,890
6,370	Austriamicrosystems AG	308,639
137	BWT AG	2,681
868	CA Immobilien Anlagen AG(b)	8,459
5,957	CAT Oil AG	42,459
1,891	Constantia Packaging AG(c)(d)	0
255	DO & CO Restaurants & Catering AG	9,540
8,152	EVN AG	109,617
776	Flughafen Wien AG	28,543
2,036	Kapsch TrafficCom AG	161,921

Shares		Value

AUSTRIA (continued)
2,971	Lenzing AG	$272,034
2,509	Mayr Melnhof Karton AG	235,967
902	Oberbank AG	55,689
14,426	Oesterreichische Post AG	470,803
6,723	Palfinger AG	145,057
8,187	POLYTEC Holding AG(b)	72,285
465	Raiffeisen Bank International AG	15,814
3,261	RHI AG	74,860
516	Rosenbauer International AG	26,019
1,230	S IMMO AG(b)	7,044
4,944	Schoeller-Bleckmann Oilfield Equipment AG	415,309
4,742	Semperit AG Holding	202,520
27,419	Strabag SE	804,817
41,501	Telekom Austria AG	483,681
5,724	Uniqa Versicherungen AG	82,734
12,202	Vienna Insurance Group	526,705
98,464	Voestalpine AG	3,228,254
21,077	Wienerberger AG	242,641
1,597	Wolford AG	48,046
25,987	Zumtobel AG	472,321

		9,935,327

BAHAMAS — 0.0%
100	CIC Energy Corp.(b)	80
18	United International Enterprises	2,417

		2,497

BELGIUM — 0.2%
1,160	Ablynx NV(b)	4,446
15,584	Ackermans & Van Haaren NV	1,251,408
1,631	Aedifica REIT	95,151
327,568	Ageas	680,844
22,952	AGFA - Gevaert - VVPR Strip(b)	30
29,190	AGFA - Gevaert NV(b)	52,691
7,223	Arseus NV	100,621
17	Atenor Group	623
32	Banque Nationale de Belgique	94,179
2,576	Barco NV	139,667
1,474	Cofinimmo SA REIT	172,600
265	Colruyt SA	10,019
2,364	Compagnie d’Entreprises CFE	126,503
1,433	Compagnie Immobiliere de Belgique SA	46,954
104	Compagnie Maritime Belge SA	2,360
17,093	Deceuninck NV(b)	23,923
12,200	Deceuninck NV- VVPR Strip(b)(c)	16
6,654	Delhaize Group SA	362,380
959	Devgen(b)	6,498
59,424	Dexia SA(b)	26,039
10,786	D’ieteren SA	536,126
207	Duvel Moortgat SA	19,113
2,169	Econocom Group	43,720
7,298	Elia System Operator SA NV	277,505

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

BELGIUM (continued)
882	Euronav NV(b)	$5,595
1,006	EVS Broadcast Equipment SA	49,438
4,996	Exmar NV	37,380
1,779	Galapagos NV(b)	24,434
1,080	Intervest Offices & Warehouses REIT	27,378
1,440	Ion Beam Applications	11,358
90	IRIS	3,054
9,443	KBC Groep NV	179,040
1,505	Kinepolis Group NV	111,620
8	Lotus Bakeries	4,395
1,467	Melexis NV	21,875
1,546	Mobistar SA	77,320
32,757	NV Bekaert SA	1,332,132
22,701	Nyrstar(b)	211,985
15,645	Nyrstar - VVPR Strip(b)	41
26,826	Option NV(b)	10,527
1,265	RealDolmen NV SA(b)	29,122
4,697	Recticel SA	32,194
136	Retail Estates NV REIT	8,646
846	Roularta Media Group NV	17,540
5,564	Sioen Industries NV	39,010
2,739	Sipef NV	222,846
17,010	Telenet Group Holding NV(b)	673,503
7,797	Tessenderlo Chemie NV	266,189
977	Tessenderlo Chemie NV - VVPR Strip(b)	89
3,085	ThromboGenics NV(b)	71,627
20,569	Umicore	956,344
1,563	Van De Velde	76,054
445	VPK Packaging Group	17,457
3,065	Warehouses De Pauw SCA REIT	150,383
460	Wereldhave Belgium NV REIT	41,156

		8,783,148

BERMUDA — 0.5%
4,049	Archer Ltd.(b)	9,351
152,400	Argo Group International Holdings Ltd.(c)	4,390,644
275,000	Aspen Insurance Holdings Ltd.	7,304,000
221,995	Catlin Group Ltd.	1,418,166
222,300	Endurance Specialty Holdings Ltd.	8,314,020
5,204	Golar LNG Ltd.	212,701
4,571	Hardy Underwriting Bermuda Ltd.	14,766
191,809	Hiscox Ltd.	1,151,580
122,471	Lancashire Holdings Ltd.	1,328,731
30,201	Northern Offshore Ltd.	67,176

		24,211,135

BRAZIL — 1.0%
19,400	AES Tiete SA	245,054
31,800	AES Tiete SA, Preference Shares	455,196
57,100	All America Latina Logistica SA	328,443

Shares		Value

BRAZIL (continued)
43,700	Alpargatas SA - Preference Shares	$351,411
34,537	Amil Participacoes SA	345,726
53,700	Banco ABC Brasil SA - Preference Shares	386,338
2,400	Banco Cruzeiro do Sul Sa Brazil	18,805
25,800	Banco Daycoval SA - Preference Shares	143,826
109,290	Banco do Estado do Rio Grande do Sul - Preference Shares	1,258,536
19,200	Banco Pine SA - Preference Shares	144,505
16,200	Banco Sofisa SA - Preference Shares	31,061
8,200	Bematech SA	20,040
2,229	BHG SA - Brazil Hospitality Group(b)	20,412
108,692	BR Malls Participacoes SA	1,186,330
31,300	Brasil Brokers Participacoes SA	122,176
1,700	Brasil Telecom SA	11,423
144,318	Braskem SA - Class A, Preference Shares	1,291,858
78,570	Brookfield Incorporacoes SA	276,110
5,700	Centrais Eletricas de Santa Catarina SA - Preference Shares(b)	111,083
15,962	CETIP SA - Balcao Organizado de Ativos e Derivativos	246,209
40,771	Cia Brasileira de Distribuicao Grupo Pao de Acucar - Preference Shares	1,703,459
6,300	Cia de Gas de Sao Paulo - Class A, Preference Shares	150,000
32,800	Cia de Saneamento Basico do Estado de Sao Paulo(b)	1,095,211
16,400	Cia de Saneamento de Minas Gerais	363,162
5,300	Cia de Saneamento do Parana, Preference Shares	16,380
8,500	Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	268,836
46,400	Cia Energetica de Sao Paulo -Class B, Preference Shares	871,062
5,950	Cia Energetica do Ceara - Class A, Preference Shares	115,547
26,208	Cia Ferro Ligas da Bahia-Ferbasa, Preference Shares	130,800
29,100	Cia Hering	699,519
27,800	Cia Paranaense de Energia - Class B, Preference Shares	645,198
18,300	Cia Providencia Industria e Comercio SA	64,624
71,907	Confab Industrial SA, Preference Shares	235,410

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

BRAZIL (continued)
13,000	Contax Participacoes SA, Preference Shares	$169,643
113,684	Cosan SA Industria e Comercio	1,839,427
11,750	Cremer SA	105,583
9,600	CSU Cardsystem SA	24,121
36,240	Cyrela Brazil Realty SA Empreendimentos e Participacoes	335,602
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	3,640
104,500	Diagnosticos da America SA	1,004,808
4,252	Direcional Engenharia SA(b)	23,119
186,760	Duratex SA	1,046,463
23,200	EDP - Energias do Brasil SA	540,430
21,180	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Preference Shares	438,947
390,320	Empresa Brasileira de Aeronautica SA	2,694,173
13,600	Equatorial Energia SA	95,742
3,000	Estacio Participacoes SA	34,117
40,293	Eternit SA	209,398
6,836	Eucatex SA Industria e Comercio	27,349
69,100	Even Construtora e Incorporadora SA	284,753
30,500	Ez Tec Empreendimentos e Participacoes SA	309,678
2,900	Fertilizantes Heringer SA(b)	19,005
4,723	Fibria Celulose SA	38,520
105,900	Fleury SA	1,384,967
2,185	Forjas Taurus SA	2,376
8,937	Forjas Taurus SA - Preference Shares	8,900
67,000	Gafisa SA	182,916
18,200	General Shopping Brasil SA(b)	134,688
11,500	Gol-Linhas Aereas Inteligentes SA, Preference Shares	79,115
50,800	Grendene SA	247,138
3,200	Guararapes Confeccoes SA	140,641
16,600	Helbor Empreendimentos SA	221,371
33,900	IdeiasNet SA(b)	55,685
19,200	Iguatemi Empresa de Shopping Centers SA	408,901
24,400	Industrias Romi SA	91,751
1,100	Inepar SA Industria e Construcoes	1,637
4,170	Iochpe-Maxion SA	70,407
51,534	JHSF Participacoes SA	167,238
366,800	JSL SA(c)	1,540,929
413,900	Klabin SA, Preference Shares	1,918,836
16,004	Kroton Educacional SA(b)	188,692
6,452	Kroton Educacional SA - Receipt(b)	76,071
19,000	Light SA	298,397
31,500	Localiza Rent a Car	517,248

Shares		Value

BRAZIL (continued)
36,310	Log-In Logistica Intermodal SA(b)	$156,279
30,474	Lojas Americanas SA	265,985
53,704	Lojas Americanas SA, Preference Shares	519,151
20,000	Lojas Renner SA	675,366
7,900	LPS Brasil Consultoria de Imoveis SA	145,412
8,300	M Dias Branco SA	219,851
15,048	Magnesita Refratarios SA(b)	54,432
65,300	Mahle-Metal Leve SA Industria e Comercio(c)	1,821,987
113,290	Marcopolo SA, Preference Shares	513,540
13,800	Marisa Lojas SA	157,967
800	Metalfrio Solutions SA	2,614
5,300	Mills Estruturas e Servicos de Engenharia SA	65,765
20,000	MPX Energia SA(b)	536,859
10,120	MRV Engenharia e Participacoes SA	77,904
30,150	Multiplan Empreendimentos Imobiliarios SA	690,247
3,300	Multiplus SA	58,022
12,100	Obrascon Huarte Lain Brasil SA	436,229
26,700	Odontoprev SA	446,223
15,000	OSX Brasil SA(b)	115,385
16,300	Parana Banco SA - Preference Shares	105,420
55,429	Paranapanema SA	108,498
78,052	PDG Realty SA Empreendimentos e Participacoes	316,282
17,500	Plascar Participacoes Industriais SA(b)	19,331
42,500	Porto Seguro SA	505,223
19,150	Positivo Informatica SA	63,789
4,600	Profarma Distribuidora de Produtos Farmaceuticos SA	31,330
38,309	Raia Drogasil SA	317,926
57,450	Randon Participacoes SA, Preference Shares	306,124
32,000	Redecard SA	576,923
6,700	Restoque Comercio e Confeccoes de Roupas SA	109,596
14,700	Rodobens Negocios Imobiliarios SA	90,024
60,200	Rossi Residencial SA	325,256
22,050	Santos Brasil Participacoes SA	340,367
34,100	Sao Martinho SA	393,462
13,175	Saraiva SA Livreiros Editores, Preference Shares	159,409
16,900	SLC Agricola SA	154,762
117,200	Sonae Sierra Brasil SA	1,602,511
17,700	Springs Global Participacoes SA(b)	32,721
94,670	Sul America SA	953,636

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

BRAZIL (continued)
64,553	Suzano Papel e Celulose SA - Preference Shares	$273,404
11,000	Tam SA, Preference Shares	235,337
63,300	Tecnisa SA	336,933
2,800	Tempo Participacoes SA(b)	6,731
8,800	Tereos Internacional SA	13,549
31,000	Totvs SA	532,990
5,500	TPI - Triunfo Participacoes e Investimentos SA	27,576
7,700	Tractebel Energia SA	133,710
2,400	Transmissora Alianca de Energia Eletrica SA	57,555
72	Unipar Participacoes SA - Class B, Preference Shares(b)	13
18,303	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	225,331
24,860	Viver Incorporadora e Construtora SA(b)	29,738
81,000	Weg SA	903,091
107,500	Wilson Sons Ltd. - BDR(c)	1,599,702

		48,183,640

CANADA — 2.5%
19,558	5N Plus, Inc.(b)	100,648
3,613	Aastra Technologies Ltd.	60,859
15,424	Aberdeen International, Inc.	9,229
6,775	Absolute Software Corp.(b)	32,095
63,110	Advantage Oil & Gas Ltd.(b)	224,696
21,938	Aecon Group, Inc.	246,138
2,700	AG Growth International, Inc.	99,119
26,188	AGF Management Ltd. - Class B	410,567
14,401	Ainsworth Lumber Co. Ltd.(b)	19,245
19,104	Air Canada - Class A(b)	20,577
22,400	Alamos Gold, Inc.	458,857
10,895	Alexco Resource Corp.(b)	83,666
588	Algoma Central Corp.	58,055
108,142	Algonquin Power & Utilities Corp.	646,026
2,988	Alliance Grain Traders, Inc.	56,142
43,079	AltaGas Ltd.	1,300,920
3,600	Alter NRG Corp.(b)	1,975
7,748	Altius Minerals Corp.(b)	87,085
11,700	Altus Group Ltd.	64,060
80,500	Amerigo Resources Ltd.	70,649
39,396	Anderson Energy Ltd.(b)	18,859
11,897	Angle Energy, Inc.(b)	64,783
31,125	Antrim Energy, Inc.(b)	40,974
29,600	Arsenal Energy, Inc.(b)	20,074
11,000	Astral Media, Inc. - Class A	386,706
13,400	Atco Ltd. - Class I	797,692
34,597	Atlantic Power Corp.(b)	513,762
15,436	Atrium Innovations, Inc.(b)	181,654
22,663	ATS Automation Tooling Systems, Inc.(b)	157,988
12,274	Aura Minerals, Inc.(b)	14,077

Shares		Value

CANADA (continued)
108,347	AuRico Gold, Inc.(b)	$1,025,444
29,800	Aurizon Mines Ltd.(b)	165,836
1,900	AutoCanada, Inc.	13,529
31,292	Avalon Rare Metals, Inc.(b)	106,106
15,391	AvenEx Energy Corp.	85,190
78,755	Avion Gold Corp.(b)	120,171
27,500	Azure Dynamics Corp.(b)	1,920
113,200	B2Gold Corp.(b)	431,260
97,141	Baja Mining Corp.(b)	88,160
46,861	Ballard Power Systems, Inc.(b)	55,147
61,339	Bankers Petroleum Ltd.(b)	327,892
30,100	Bellatrix Exploration Ltd.(b)	139,888
800	Bengal Energy Ltd.(b)	718
39,800	Birchcliff Energy Ltd.(b)	532,281
300	Bird Construction, Inc.	3,860
15,938	Black Diamond Group Ltd.	285,158
117,200	BlackPearl Resources, Inc.(b)	561,045
3,240	BMTC Group, Inc. - Class A	58,195
10,100	Boardwalk Real Estate Investment Trust	528,721
1,300	Bonterra Energy Corp.	69,103
8,470	Boralex, Inc. - Class A(b)	71,379
9,700	Brick Ltd. (The)(b)	29,022
54,611	Brigus Gold Corp.(b)	63,723
100	Brookfield Real Estate Services, Inc.	1,272
200	Brookfield Residential Properties, Inc.(b)	1,737
4,500	Burcon NutraScience Corp.(b)	29,844
2,400	C&C Energia Ltd.(b)	20,752
47,567	CAE, Inc.	524,674
3,300	Calfrac Well Services Ltd.	85,371
500	Calian Technologies Ltd.	9,325
17,900	Calloway Real Estate Investment Trust	479,321
24,934	Calvalley Petroleum, Inc. - Class A(b)	42,771
30,237	Canaccord Financial, Inc.	236,420
4,100	Canada Bread Co. Ltd.(c)	184,003
18,000	Canadian Apartment Properties REIT	410,192
16,500	Canadian Energy Services & Technology Corp.	182,986
3,627	Canadian Helicopters Group, Inc.	88,912
14,224	Canadian Real Estate Investment Trust	528,417
32,676	Canadian Tire Corp. Ltd. - Class A	2,094,106
84,813	Canadian Western Bank	2,238,955
25,328	Canadian Zinc Corp.(b)	16,166
20,232	Canam Group, Inc. - Class A	83,333
22,100	Canexus Corp.	159,794
44,643	Canfor Corp.(b)	522,252
1,555	Canfor Pulp Products, Inc.	20,192
5,200	Cangene Corp.(b)	9,179
374,914	Canickel Mining Ltd.(b)	11,217

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

CANADA (continued)
16,000	CanWel Building Materials Group Ltd.	$39,892
6,088	Canyon Services Group, Inc.	69,156
6,007	Capital Power Corp.	147,135
19,464	Capstone Infrastructure Corp.	77,452
134,662	Capstone Mining Corp.(b)	464,676
20,442	Cardero Resource Corp.(b)	29,357
100	Cargojet, Inc.	888
53,503	Carpathian Gold, Inc.(b)	28,814
26,000	Cascades, Inc.	116,685
9,900	Cash Store Financial Services, Inc. (The)	67,435
16,407	CCL Industries, Inc. - Class B	519,192
81,800	Celestica, Inc.(b)	696,691
33,100	Celtic Exploration Ltd.(b)	610,041
32,209	Centerra Gold, Inc.	637,627
31,278	Cequence Energy Ltd.(b)	56,149
8,900	Chartwell Seniors Housing Real Estate Investment Trust	79,085
59,705	China Gold International Resources Corp. Ltd.(b)	191,732
6,408	Chinook Energy, Inc.(b)	9,394
2,561	Chorus Aviation, Inc.	8,965
5,561	Churchill Corp. (The) - Class A	69,492
28,912	Cineplex, Inc.	726,044
141,325	Claude Resources, Inc.(b)	197,322
4,153	CML HealthCare, Inc.	43,075
6,800	Coastal Contacts, Inc.(b)	16,954
9,100	Cogeco Cable, Inc.	438,346
4,665	Cogeco, Inc.	216,385
7,951	Colabor Group, Inc.	89,208
28,143	COM DEV International Ltd.(b)	55,573
12,775	Cominar Real Estate Investment Trust	276,216
500	Compton Petroleum Corp.(b)	2,144
10,200	Computer Modelling Group Ltd.	147,298
1,907	Constellation Software, Inc.	168,695
5,700	Contrans Group, Inc. - Class A	50,593
13,103	Copper Mountain Mining Corp.(b)	68,213
4,700	Corby Distilleries Ltd. - Class A	74,013
24,530	Corridor Resources, Inc.(b)	22,262
61,448	Corus Entertainment, Inc. - Class B	1,276,515
33,087	Cott Corp.(b)	231,645
30,445	Crew Energy, Inc.(b)	415,973
63,830	Crocodile Gold Corp.(b)	37,558
13,836	Crocotta Energy, Inc.(b)	49,262
18,511	Davis & Henderson Corp.	329,716
82,138	Delphi Energy Corp.(b)	152,365
123,700	Denison Mines Corp.(b)	212,191
17,700	Descartes Systems Group, Inc. (The)(b)	141,925
7,343	DHX Media Ltd.(b)	7,104
1,159	DirectCash Payments, Inc.	24,273
30,931	Dollarama, Inc.	1,334,164

Shares		Value

CANADA (continued)
8,500	Dorel Industries, Inc. - Class B	$210,063
8,182	DragonWave, Inc.(b)	33,701
44,400	Duluth Metals Ltd.(b)	112,030
35,286	Dundee Precious Metals, Inc.(b)	331,147
8,500	Dundee Real Estate Investment Trust	283,729
11,964	Dynasty Metals & Mining, Inc.(b)	26,608
276,953	Eastern Platinum Ltd.(b)	149,152
9,705	Eastmain Resources, Inc.(b)	11,808
141	E-L Financial Corp. Ltd.	53,436
4,344	Electrovaya, Inc.(b)	3,466
9,917	Emera, Inc.	320,742
16,750	Empire Co. Ltd. - Class A	943,827
8,287	Enbridge Income Fund Holdings, Inc.	178,269
9,981	Endeavour Silver Corp.(b)	112,880
8,281	Enerflex Ltd.	101,912
600	Enghouse Systems Ltd.	8,228
52,616	Ensign Energy Services, Inc.	818,599
29,186	Epsilon Energy Ltd.(b)	93,144
3,955	Equal Energy Ltd.(b)	16,724
5,842	Equitable Group, Inc.	160,048
35,817	Essential Energy Services Trust(b)	73,227
54,600	European Goldfields Ltd.(b)	698,087
1,100	Evertz Technologies Ltd.	15,304
49,500	Excellon Resources, Inc.(b)	29,620
2,152	Exchange Income Corp.	53,505
18,409	EXFO, Inc.(b)	116,215
10,300	Extendicare Real Estate Investment Trust	86,082
29,941	Fairborne Energy Ltd.(b)	72,262
9,449	Fibrek, Inc.(b)	9,518
64,225	Finning International, Inc.	1,754,386
553	Firm Capital Mortgage Investment Corp.	7,291
4,391	First Capital Realty, Inc.	78,431
30,350	First Majestic Silver Corp.(b)	626,856
2,212	First National Financial Corp.	38,826
67,250	First Nickel, Inc.(b)	9,054
9,700	FirstService Corp.(b)	287,024
15,893	Flint Energy Services Ltd.(b)	234,266
14,204	Formation Metals, Inc.(b)	7,791
2,417	Fortress Paper Ltd.(b)	95,022
57,167	Fortuna Silver Mines, Inc.(b)	383,128
17,852	Fortune Minerals Ltd.(b)	17,626
1,700	Futuremed Healthcare Products Corp.	13,699
200	Gamehost, Inc.	2,314
15,500	Garda World Security Corp. - Class A(b)	124,284
11,000	Gennum Corp.	147,881
8,194	Genworth MI Canada, Inc.	185,830
57,000	Gildan Activewear, Inc.	1,240,391
2,500	Glentel, Inc.	55,475

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

CANADA (continued)
2,859	GLG Life Tech Corp.(b)	$3,992
4,565	Gluskin Sheff & Associates, Inc.	68,655
8,821	GLV, Inc. - Class A(b)	34,309
4,500	GMP Capital, Inc.	35,768
74,370	Gran Tierra Energy, Inc.(b)	424,251
23,300	Grande Cache Coal Corp.(b)	223,310
53,752	Great Canadian Gaming Corp.(b)	461,022
61,578	Great Panther Silver Ltd.(b)	164,585
91,000	Groupe Aeroplan, Inc.	1,130,807
6,784	Guardian Capital Group Ltd. - Class A	65,289
32,142	Guide Exploration Ltd. - Class A(b)	83,024
2,034	Hanfeng Evergreen, Inc.(b)	5,051
20,285	Harry Winston Diamond Corp.(b)	237,302
22,860	Hemisphere GPS, Inc.(b)	20,519
2,900	Heroux-Devtek, Inc.(b)	21,113
670	High Liner Foods, Inc.	12,041
245,570	High River Gold Mines Ltd.(b)	301,238
13,900	Home Capital Group, Inc.	713,922
27,827	Horizon North Logistics, Inc.	142,368
51,200	HudBay Minerals, Inc.	597,938
4,936	IBI Group, Inc.	68,229
7,800	Imax Corp.(b)	161,570
38,486	Imperial Metals Corp.(b)	598,381
3,907	Imris, Inc.(b)	10,520
3,161	Indigo Books & Music, Inc.	26,922
34,700	Industrial Alliance Insurance and Financial Services, Inc.	916,728
21,100	Inmet Mining Corp.	1,409,893
17,479	Innergex Renewable Energy, Inc.	179,375
30,157	Intact Financial Corp.	1,778,081
7,700	Inter-Citic Minerals, Inc.(b)	9,676
15,652	International Forest Products Ltd. - Class A(b)	70,713
7,748	International Tower Hill Mines Ltd.(b)	41,881
25,626	Intertape Polymer Group, Inc.(b)	98,906
45,567	Ivanhoe Energy, Inc.(b)	47,262
18,561	Ivernia, Inc.(b)	1,388
22,616	Jean Coutu Group PJC, Inc. (The) Class A	301,787
12,245	Just Energy Group, Inc.	146,666
318,486	Katanga Mining Ltd.(b)	403,388
1,300	K-Bro Linen, Inc.	28,458
7,319	Keegan Resources, Inc.(b)	30,365
25,539	Keyera Corp.	1,196,082
13,811	Killam Properties, Inc.	165,699
17,746	Kingsway Financial Services, Inc.(b)	10,619
11,000	Kirkland Lake Gold, Inc.(b)	195,602
25,200	La Mancha Resources, Inc.(b)	79,669
53,075	Lake Shore Gold Corp.(b)	78,339

Shares		Value

CANADA (continued)
13,254	Laramide Resources Ltd.(b)	$12,690
13,957	Laurentian Bank of Canada	643,077
1,200	Le Chateau, Inc.	1,951
38,648	Legacy Oil & Gas, Inc.(b)	479,101
4,782	Leisureworld Senior Care Corp.	57,182
13,400	Leon’s Furniture Ltd.(c)	168,385
21,760	Linamar Corp.	373,698
5,548	Liquor Stores NA Ltd.	88,861
185,395	Lundin Mining Corp.(b)	937,422
17,647	MacDonald Dettwiler & Associates Ltd.	777,369
8,630	MAG Silver Corp.(b)	71,780
500	Mainstreet Equity Corp.(b)	11,025
34,300	Major Drilling Group International	574,688
11,156	Manitoba Telecom Services, Inc.	353,249
22,964	Maple Leaf Foods, Inc.	253,985
2,500	March Networks Corp.(b)	11,918
27,098	Martinrea International, Inc.(b)	239,712
750	MEGA Brands, Inc.(b)	5,902
22,931	Mega Uranium Ltd.(b)	6,861
1,400	Melcor Developments Ltd.	19,547
38,791	Mercator Minerals Ltd.(b)	67,315
29,200	Methanex Corp.	795,013
22,525	Metro, Inc. - Class A	1,229,698
6,236	MI Developments, Inc. - Class A	217,983
32,065	Midway Energy Ltd.(b)	104,570
13,800	Migao Corp.(b)	52,299
18,750	Minefinders Corp.(b)	265,346
70,069	Minera Andes Acquisition Corp.(b)	412,294
10,731	Miranda Technologies, Inc.(b)	107,235
4,631	Mood Media Corp.(b)	13,301
235,602	Morguard Real Estate Investment Trust(c)	3,935,707
14,987	Morneau Shepell, Inc.	164,114
44,077	Mullen Group Ltd.	848,395
33,792	NAL Energy Corp.	245,006
11,200	Neo Material Technologies, Inc.(b)	93,268
154,800	New Gold, Inc.(b)	1,812,458
43,488	Newalta Corp.	605,458
22,900	NGEx Resources, Inc.(b)	62,805
4,500	Niko Resources Ltd.	219,861
4,000	Norbord, Inc.(b)	39,733
40,761	Nordion, Inc.	395,943
3,099	North American Energy Partners, Inc.(b)	19,811
17,121	North American Palladium Ltd.(b)	48,151
15,831	North West Co. Inc., (The)	306,294
10,624	Northern Dynasty Minerals Ltd.(b)	79,042
163,800	Northern Property Real Estate Investment Trust(c)	5,109,867

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

CANADA (continued)
11,568	Northland Power, Inc.	$199,011
9,813	Northwest Healthcare Properties Real Estate Investment Trust	120,081
21,900	Novagold Resources, Inc.(b)	226,710
26,301	NuVista Energy Ltd.(b)	113,839
43,243	OceanaGold Corp.(b)	110,404
8,300	Oncolytics Biotech, Inc.(b)	40,064
25,600	Onex Corp.	885,928
29,780	Open Range Energy Corp.(b)	36,828
12,600	Open Text Corp.(b)(e)	638,608
1,052	Open Text Corp.(b)(e)	53,326
35,400	Oromin Explorations Ltd.(b)	34,952
57,165	Orvana Minerals Corp.(b)	64,423
6,230	Paladin Labs, Inc.(b)	280,341
18,800	Pan American Silver Corp.	431,423
18,300	Paramount Resources Ltd. - Class A(b)	629,650
1,300	Parex Resources, Inc.(b)	10,605
3,788	Parkland Fuel Corp.	48,431
624,971	Pason Systems, Inc.(c)	8,102,746
9,775	Patheon, Inc.(b)	13,161
32,800	Pembina Pipeline Corp.	877,327
71,018	Pengrowth Energy Corp.	711,809
19,769	Peregrine Diamonds Ltd.(b)	13,998
780	Perpetual Energy, Inc.	677
9,000	Petaquilla Minerals Ltd.(b)	5,385
23,901	PetroBakken Energy Ltd. - Class A	349,922
17,432	Petrobank Energy & Resources Ltd.(b)	242,695
27,400	Peyto Exploration & Development Corp.	539,146
113,000	Phoscan Chemical Corp.(b)	33,809
2,100	Points International Ltd.(b)	17,027
26,322	Poseidon Concepts Corp.	388,779
489	Precision Drilling Corp.(b)(e)	4,998
45,953	Precision Drilling Corp.(b)(e)	471,583
13,536	Premium Brands Holdings Corp.	230,842
17,176	Primero Mining Corp.(b)	54,815
92,400	Progress Energy Resources Corp.	978,646
816	Progressive Waste Solutions Ltd.	18,491
29,060	Progressive Waste Solutions Ltd. - Placement Shares	659,914
10,241	Provident Energy Ltd.	114,595
9,467	Pulse Seismic, Inc.	15,673
9,975	QLT, Inc.(b)	70,234
62,802	Quadra FNX Mining Ltd.(b)	941,999
13,700	Quebecor, Inc. - Class B	485,177
9,000	Queenston Mining, Inc.(b)	45,956
52,100	Questerre Energy Corp.(b)	35,852
2,000	Reitmans (Canada) Ltd.	30,019
16,700	Reitmans (Canada) Ltd. - Class A	244,829
4,400	Richelieu Hardware Ltd.	130,767

Shares		Value

CANADA (continued)
12,800	Richmont Mines, Inc.(b)	$159,314
2,675	Ritchie Bros. Auctioneers, Inc.	63,040
42,232	RMP Energy, Inc.(b)	97,714
3,231	Rock Energy, Inc.(b)	6,219
4,730	Rocky Mountain Dealerships, Inc.	42,974
20,712	Rogers Sugar, Inc.	115,468
26,061	RONA, Inc.	245,613
60,389	Russel Metals, Inc.	1,495,421
14,890	Sabina Gold & Silver Corp.(b)	63,112
18,784	San Gold Corp.(b)	36,343
188,000	Sandvine Corp.(b)	260,616
35,881	Savanna Energy Services Corp.(b)	255,858
75,011	Scorpio Mining Corp.(b)	162,336
3,678	Secure Energy Services, Inc.(b)	31,289
44,500	SEMAFO, Inc.	297,347
26,812	ShawCor Ltd. - Class A	796,846
149,700	Sherritt International Corp.	945,049
9,885	Sierra Wireless, Inc.(b)	71,670
16,700	Silver Standard Resources, Inc.(b)	287,799
52,187	Silvercorp Metals, Inc.	429,904
737	Softchoice Corp.(b)	8,930
7,393	Sonde Resources Corp.(b)	19,096
63,564	Southern Pacific Resource Corp.(b)	104,598
11,543	SouthGobi Resources Ltd.(b)	83,116
56,399	Sprott Resource Corp.(b)	219,926
55,970	Sprott Resource Lending Corp.	82,613
9,346	Sprott, Inc.	63,848
19,600	St. Andrew Goldfields Ltd.(b)	8,503
10,542	Stantec, Inc.(b)	293,330
1,490	Stella-Jones, Inc.	61,891
16,685	Stornoway Diamond Corp.(b)	14,643
19,100	Sulliden Gold Corp. Ltd.(b)	30,287
17,644	SunOpta, Inc.(b)	86,751
13,000	Superior Plus Corp.	81,939
1,100	Tanzanian Royalty Exploration Corp.(b)	3,620
74,582	Taseko Mines Ltd.(b)	271,491
8,058	Tembec, Inc.(b)	30,136
11,000	Terra Energy Corp.(b)	4,443
43,900	Thompson Creek Metals Co., Inc.(b)	371,270
11,300	TMX Group, Inc.	483,127
46,421	Torex Gold Resources, Inc.(b)	108,796
24,278	Toromont Industries Ltd.	538,973
19,698	Torstar Corp. - Class B.	170,125
22,950	Total Energy Services, Inc.	384,980
104,000	TransAlta Corp.	2,111,738
24,706	Transcontinental, Inc. - Class A	316,617
69,874	TransForce, Inc.	1,128,911
33,900	Transglobe Energy Corp.(b)	330,311
28,200	Trican Well Service Ltd.	469,109
20,400	Trilogy Energy Corp.	635,783

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

CANADA (continued)
43,600	Trinidad Drilling Ltd.	$291,768
49,965	Twin Butte Energy Ltd.	127,566
24,940	Uex Corp.(b)	20,893
8,141	Uni-Select, Inc.	214,344
135,900	Uranium One, Inc.(b)	346,967
4,038	Valener, Inc.	65,682
91,129	Veresen, Inc.(d)	1,332,354
7,467	Vermilion Energy, Inc.	342,557
13,560	Vero Energy, Inc.(b)	37,325
7,539	Virginia Mines, Inc.(b)	67,668
171,501	Viterra, Inc.	1,845,513
400	Wajax Corp.	16,635
32,261	Wesdome Gold Mines Ltd.	61,774
11,176	West Fraser Timber Co. Ltd.	538,459
31,338	Western Forest Products, Inc.(b)	26,878
2,600	Westfire Energy Ltd.(b)	13,147
6,300	Westjet Airlines Ltd.(c)	78,161
14,904	Westport Innovations, Inc.(b)	618,931
9,798	Whitecap Resources, Inc.(b)	91,365
48,887	Wi-Lan, Inc.	278,881
11,548	Winpak Ltd.	141,082
12,846	Winstar Resources Ltd.(b)	57,011
1,816	Xtreme Coil Drilling Corp.(b)	5,814
9,672	YM Biosciences, Inc.(b)	19,099
189,997	Yukon-Nevada Gold Corp.(b)	54,951
8,076	Zargon Oil & Gas Ltd.	117,592

		116,242,732

CAYMAN ISLANDS — 0.0%
16,013	Endeavour Mining Corp.(b)(e)	41,362
12,791	Endeavour Mining Corp.(b)(e)	32,863
67,692	Siem Offshore, Inc.(b)	107,301

		181,526

CHILE — 0.1%
424,224	AES Gener SA	245,413
487,853	Aguas Andinas SA - Class A	289,358
164,971	Banmedica SA	304,035
114,351	Besalco SA	182,624
17,632	Cementos BIO BIO SA	22,596
35,269	Cia Cervecerias Unidas SA	441,781
43,481	Cia General de Electricidad SA	234,387
18,733	Cia Sud Americana de Vapores SA	3,774
924,504	Colbun SA	242,146
50,487,302	CorpBanca SA	746,218
17,867	Cristalerias de Chile SA(c)	169,002
114,370	E.CL SA	329,709
18,878	Embotelladora Andina SA - Class A, Preference Shares	72,010
31,462	Embotelladora Andina SA - Class B, Preference Shares	145,918
32,067	Empresa Nacional de Telecom Chile SA	583,572
13,369	Empresas CMPC SA	53,223

Shares		Value

CHILE (continued)
21,705	Empresas Hites SA	$13,775
1,299,287	Empresas Iansa SA	104,398
79,638	Empresas La Polar SA	35,380
20,702	Forus SA	64,009
12,790	Gasco SA	79,352
448,016	Inversiones Aguas Metropolitanas SA	699,127
535,964	Madeco SA(b)	25,065
880,181	Masisa SA	89,343
952	Molibdenos y Metales SA	13,594
134,264	Multiexport Foods SA	37,417
97,068	Parque Arauco SA	172,379
86,572	PAZ Corp. SA	38,373
163,857	Ripley Corp. SA	172,153
58,002	Salfacorp SA	153,382
152,959	Sigdo Koppers SA	292,480
353,128	Socovesa SA	133,608
134,117	Sonda SA	365,166
235,571	Vina Concha y Toro SA	503,104
853,398	Vina San Pedro Tarapaca SA	5,729

		7,063,600

CHINA — 0.8%
1,068,000	AAC Technologies Holdings, Inc.	2,608,270
198,000	Agile Property Holdings Ltd.	220,843
317,000	Airtac International Group	1,596,384
214,000	Angang Steel Co. Ltd. - H Shares	153,975
2,752,000	Anhui Expressway Co. Ltd. - H Shares(c)	1,667,814
32,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares	6,189
41,000	Anta Sports Products Ltd.	41,289
564,000	Anton Oilfield Services Group	78,542
639,000	Asia Cement China Holdings Corp.	311,454
96,000	Aupu Group Holding Co. Ltd.	7,303
196,000	AviChina Industry & Technology Co. - H Shares	90,983
116,000	Baoye Group Co. Ltd. - H Shares	53,099
278,000	Beijing Capital Land Ltd. - H Shares	62,731
33,000	Beijing Jingkelong Co. Ltd. - H Shares	27,829
274,000	Beijing North Star Co. Ltd. - H Shares	46,990
247,500	BYD Electronic International Co. Ltd.(b)	83,614
98,000	Catic Shenzhen Holdings Ltd.	41,195
126,000	China Aoyuan Property Group Ltd.	15,922
83,000	China Automation Group Ltd.	23,652
410,857	China BlueChemical Ltd. - H Shares	312,038

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

CHINA (continued)
240,000	China Communications Services Corp. Ltd. - H Shares	$107,075
495,000	China Dongxiang Group Co.	82,337
181,500	China Huiyuan Juice Group Ltd.	64,593
73,000	China Longyuan Power Group Corp. - H Shares	55,442
90,000	China Medical System Holdings Ltd.	58,837
173,678	China Molybdenum Co. Ltd. - H Shares	86,220
1,200,084	China National Building Material Co. Ltd. - H Shares	1,451,496
226,000	China National Materials Co. Ltd. - H Shares	94,418
152,000	China Nickel Resources Holding Co. Ltd.(b)	12,936
176,000	China Qinfa Group Ltd.(b)	38,353
296,000	China Rare Earth Holdings Ltd.(b)	64,885
216,000	China Rongsheng Heavy Industries Group Holdings Ltd.	67,680
260,000	China SCE Property Holdings Ltd.	51,964
491,488	China Shanshui Cement Group Ltd.	361,234
246,000	China Shineway Pharmaceutical Group Ltd.	354,632
561,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	124,441
2,370,000	China Singyes Solar Technologies Holdings Ltd.	1,115,431
188,000	China Southern Airlines Co. Ltd. - H Shares(b)	96,966
140,000	China Sunshine Paper Holdings Co. Ltd.	12,817
127,000	China Sunsine Chemical Holdings Ltd.	25,746
31,000	China Suntien Green Energy Corp. Ltd.	5,756
184,158	China Taisan Technology Group Holdings Ltd.	18,008
126,000	China Tontine Wines Group Ltd.	14,297
84,000	China Wireless Technologies Ltd.	14,947
156,000	China Yurun Food Group Ltd.	257,878
212,400	China Zhongwang Holdings Ltd.	86,271
350,000	Chinasoft International Ltd.(b)	102,446
74,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)	11,546
340,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	68,392
44,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	13,219

Shares		Value

CHINA (continued)
158,000	Comtec Solar Systems Group Ltd.(b)	$28,930
3,219,200	Country Garden Holdings Co. Ltd.	1,382,272
3,580,000	CPMC Holdings Ltd.(c)	1,680,296
6,454,000	Dalian Port PDA Co. Ltd. - H Shares(c)	1,514,613
264,000	Daphne International Holdings Ltd.	340,412
63,000	Daqing Dairy Holdings Ltd.(b)	12,185
101,000	Delong Holdings Ltd.(b)(c)	25,293
33,600	Dongfang Electric Corp. Ltd. - H Shares	99,215
398,000	Dongyue Group	332,552
232,000	ENN Energy Holdings Ltd.	704,499
380,000	Evergrande Real Estate Group Ltd.	180,315
466,500	Fantasia Holdings Group Co. Ltd.	48,723
416,000	First Tractor Co. Ltd. - H shares	429,662
339,000	Fosun International Ltd.	206,321
204,000	Golden Eagle Retail Group Ltd.	467,696
381,500	Great Wall Motor Co. Ltd. - H Shares	654,256
112,000	Great Wall Technology Co. Ltd. - H Shares	25,273
162,000	Greentown China Holdings Ltd.	73,320
268,000	Guangshen Railway Co. Ltd. - H Shares	97,796
241,753	Guangzhou Automobile Group Co. Ltd. - H Shares	262,162
94,000	Guangzhou Pharmaceutical Co. Ltd. - H Shares(d)	73,694
148,800	Guangzhou R&F Properties Co. Ltd. - H Shares	145,820
18,400	Guangzhou Shipyard International Co. Ltd. - H Shares	16,300
14,000	Hainan Meilan International Airport Co. Ltd. - H Shares	10,452
239,000	Haitian International Holdings Ltd.	250,547
162,000	Harbin Electric Co. Ltd. - H Shares	156,876
230,000	Hidili Industry International Development Ltd.	86,006
473,000	Honghua Group Ltd.(b)	51,232
192,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	56,447
358,500	International Mining Machinery Holdings Ltd.	392,000
285,000	Intime Department Store Group Co. Ltd.	346,176
119,000	JES International Holdings Ltd.(b)	21,759
80,000	Jiangsu Expressway Co. Ltd. - H Shares	79,739

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

CHINA (continued)
92,000	Jingwei Textile Machinery - H Shares	$44,723
425,000	Kaisa Group Holdings Ltd.(b)	86,038
163,000	Kasen International Holdings Ltd.(c)	24,801
458,000	Kingdee International Software Group Co. Ltd.	136,420
43,000	Kingsoft Corp. Ltd.	17,521
1,492,722	Lenovo Group Ltd.	1,195,286
76,000	Li Heng Chemical Fibre Technologies Ltd.	9,365
43,000	Li Ning Co. Ltd.	44,357
103,200	Lianhua Supermarket Holdings Co. Ltd. - H Shares	133,603
190,000	Lingbao Gold Co. Ltd. - H Shares	84,033
86,000	Little Sheep Group Ltd.(d)	72,080
29,947	Longfor Properties Co. Ltd.	39,387
298,000	Maanshan Iron & Steel - H Shares	102,980
172,000	Maoye International Holdings Ltd.(b)	41,695
2,301,000	Microport Scientific Corp.(c)	1,168,999
80,000	MINTH Group Ltd.	86,341
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares(b)	6,752
348,000	NVC Lighting Holdings Ltd.	143,143
96,800	Pacific Online Ltd.	49,927
138,000	Pan Asia Environmental Protection Group Ltd.(b)	10,499
34,500	Parkson Retail Group Ltd.	41,238
170,000	PCD Stores Group Ltd.	25,866
131,000	Peak Sport Products Co. Ltd.	28,716
430,000	Powerlong Real Estate Holdings Ltd.	57,109
402,000	Qingling Motors Co. Ltd. - H Shares	110,928
261,000	Qunxing Paper Holdings Co. Ltd.(c)(d)	69,115
67,000	Real Gold Mining Ltd.(c)(d)	76,544
251,000	Regent Manner International Ltd.	60,522
883,430	Renhe Commercial Holdings Co. Ltd.	104,800
1,500	Sany Heavy Equipment International Holdings Co. Ltd.	1,317
2,411,806	Semiconductor Manufacturing International Corp.(b)	127,505
79,500	Shandong Chenming Paper Holdings Ltd. - H Shares	38,441
24,800	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	14,806
484,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	445,600

Shares		Value

CHINA (continued)
188,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	$25,696
222,000	Shanghai Prime Machinery Co. Ltd. - H Shares	37,213
106,500	Shengli Oil & Gas Pipe Holdings Ltd.	10,986
20,000	Shenguan Holdings Group Ltd.	11,373
162,000	Shenzhou International Group Holdings Ltd.	231,032
495,765	Shui On Land Ltd.	172,600
116,000	Sichuan Expressway Co. Ltd. - H Shares	49,659
26,000	Silver Base Group Holdings Ltd.	21,088
784,000	Sino Dragon New Energy Holdings Ltd.(b)	32,349
727,560	Sino-Ocean Land Holdings Ltd.	374,320
252,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	89,358
234,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares	59,139
11,600	Sinopharm Group Co. Ltd. - H Shares	27,492
93,000	Sinostar PEC Holdings Ltd.	11,978
79,500	Sinotel Technologies Ltd.(b)	8,090
571,000	Sinotrans Ltd. - H Shares	117,803
153,500	Sinotruk Hong Kong Ltd.	86,693
1,600,500	Soho China Ltd.	1,050,449
15,000	SPG Land Holdings Ltd.	2,747
182,000	Sunny Optical Technology Group Co. Ltd.	42,711
184,000	SunVic Chemical Holdings Ltd.	77,529
554,000	Tiangong International Co. Ltd.	112,153
466,000	Tianneng Power International Ltd.	206,102
1,396,000	Tong Ren Tang Technologies Co. Ltd. - H Shares(c)	1,540,851
3,568,000	Trauson Holdings Co. Ltd.(c)	1,122,577
31,500	Travelsky Technology Ltd. - H Shares	17,384
32,000	Tsingtao Brewery Co. Ltd. - H Shares	172,888
182,000	Uni-President China Holdings Ltd.	107,248
121,500	Weiqiao Textile Co. Ltd. - H Shares	62,510
398,000	West China Cement Ltd.	66,202
1,000	Wumart Stores, Inc. - H Shares	2,066
188,000	Xiamen International Port Co. Ltd. - H Shares	28,605
3,960,000	Xingda International Holdings Ltd.	1,572,705
157,000	Xingye Copper International Group Ltd.	20,244
159,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	71,552

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

CHINA (continued)
146,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares	$45,747
74,000	Xiwang Sugar Holdings Co. Ltd.(b)	10,878
810,000	Yantai North Andre Juice Co. -H Shares	27,678
94,000	Yuzhou Properties Co.	23,029
260,500	Zhaojin Mining Industry Co. Ltd. - H Shares	467,572
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
176,000	Zhong An Real Estate Ltd.(b)	25,417
7,500	Zhongsheng Group Holdings Ltd.	14,951
26,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	57,329

		35,639,668

COLUMBIA — 0.0%
12,000	Petrominerales Ltd.	250,484

CYPRUS — 0.0%
8,142	Bank of Cyprus Plc	8,222
28,621	Deep Sea Supply Plc(b)	49,759
91,591	Marfin Popular Bank Public Co. Ltd.(b)	47,922
71,521	ProSafe SE	554,663
14,190	Songa Offshore SE(b)	54,903

		715,469

DENMARK — 0.4%
2,314	ALK-Abello A/S	137,007
27,032	Alm Brand A/S(b)	45,661
8,231	Amagerbanken A/S(b)(c)(d)	0
638	Ambu A/S - Class B	17,737
5,855	Auriga Industries - Class B	84,477
18,742	Bang & Olufsen A/S(b)	225,893
4,956	Bavarian Nordic A/S(b)	45,781
1,079	Brodrene Hartmann A/S	20,789
346,772	Christian Hansen Holding A/S	8,536,058
6,675	D/S Norden	167,129
2,204	DFDS A/S	127,586
7,982	DLH A/S - Class B(b)	10,744
48,608	DSV A/S	992,969
3,575	East Asiatic Co. Ltd. A/S	81,774
2,200	Fionia Bank A/S(b)(c)(d)	0
10,095	FLSmidth & Co. A/S	746,021
4,979	Genmab A/S(b)	39,116
81,337	GN Store Nord A/S	825,055
7,396	H. Lundbeck A/S	144,059
2,058	H+H International A/S - Class B(b)	17,454
2,374	Harboes Bryggeri A/S - Class B	39,683
963	IC Companys A/S	17,453
22,039	Jyske Bank A/S(b)	649,922
3,721	NeuroSearch A/S(b)	10,148
18,842	NKT Holding A/S	711,131

Shares		Value

DENMARK (continued)
70	Nordjyske Bank A/S	$868
250	Norresundby Bank A/S	6,598
3,031	Parken Sport & Entertainment A/S(b)	38,398
664	PER Aarsleff A/S - Class B	50,881
1,788	Ringkjoebing Landbobank A/S	206,065
1,687	Rockwool International A/S -Class B	160,141
906	Royal UNIBREW A/S	51,490
7,373	Schouw & Co.	153,081
1,682	SimCorp A/S	255,407
2,238	Solar A/S - Class B	114,000
6,473	Spar Nord Bank A/S(b)	43,508
38	Sparbank(b)	328
56	Sparekassen Faaborg A/S(b)	2,414
29,544	Sydbank A/S	503,459
2,215	Thrane & Thrane A/S	118,479
33	Tivoli A/S(b)	17,204
16,761	TK Development(b)	39,813
3,786	Topdanmark A/S(b)	592,879
33,402	TopoTarget A/S(b)	15,986
129,120	Topsil Semiconductor Materials(b)	11,132
265	Torm A/S(b)	187
2,378	Tryg A/S	129,500
155,759	Vestas Wind Systems A/S(b)	1,774,551
2,285	Vestjysk Bank A/S(b)	10,936
109	William Demant Holding A/S(b)	9,027

		17,999,979

FINLAND — 2.5%
9,996	Ahlstrom Oyj	168,147
379	Aktia Oyj - Class A	2,727
2,952	Alma Media Oyj	24,674
39,132	Amer Sports Oyj - Class A	496,508
1,770	Aspo Oyj	17,249
1,682	Bank of Aland Plc - Class B(b)	22,881
2,196	BasWare Oyj	54,720
18,521	Biotie Therapies Oyj(b)	12,113
15,775	Cargotec Corp. - Class B.	572,398
69,022	Citycon Oyj	225,710
576	Componenta Oyj(b)	2,614
2,317	Comptel Oyj	1,758
4,120	Cramo Oyj	58,203
7,193	Digia Plc	28,226
17,999	Elisa Oyj	378,579
28,055	Finnair Oyj(b)	92,844
1,799	Finnlines Oyj(b)	16,943
12,672	Fiskars Oyj Abp	272,833
31,761	F-Secure Oyj	85,998
2,824	Glaston Oyj Abp(b)	1,810
11,600	HKScan Oyj - A Shares	94,530
22,916	Huhtamaki Oyj	279,968
2,336	Ilkka-Yhtyma Oyj	21,939
17,695	Kemira Oyj	217,340

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

FINLAND (continued)
1,492	Kesko Oyj - Class A	$52,498
31,775	Kesko Oyj - Class B	1,121,373
15,462	Konecranes Oyj	377,803
3,505	Lassila & Tikanoja Oyj	52,449
3,187	Lemminkainen Oyj	83,500
2,252,327	Metso Oyj(c)	98,106,591
43,836	M-real Oyj - B Shares(b)	98,624
1,089	Neste Oil Oyj	12,222
52,206	Nokian Renkaat Oyj	1,864,939
10,195	Okmetic Oyj	74,279
5,138	Olvi Oyj - Class A	110,354
21,456	Oriola-KD Oyj - Class B	55,569
10,430	Orion Oyj - Class A	205,462
9,618	Orion Oyj - Class B	186,699
13,413	PKC Group Oyj	252,996
132,675	Pohjola Bank Plc	1,415,258
766	Ponsse Oyj	7,334
3,600	Poyry Oyj	29,478
43,685	Raisio Plc - V Shares	140,569
26,580	Ramirent Oyj	276,057
6,650	Rapala VMC Oyj	47,494
32,226	Ruukki Group Oyj(b)	41,310
267	Saga Furs Oyj	5,309
16,431	Sanoma Oyj	221,802
740	Scanfil Plc(b)	920
740	Sievi Capital Plc	1,220
1,969	SRV Group Plc	11,229
2,865	Stockman Oyj Abp - Class A(c)	58,612
8,246	Stockman Oyj Abp - Class B	155,320
198,095	Stora Enso Oyj - Class R	1,409,597
8,689	Talvivaara Mining Co. Plc(b)	42,856
5,353	Technopolis Plc	25,067
5,683	Tecnotree Oyj(b)	3,271
675	Teleste Oyj	3,541
16,032	Tikkurila Oyj	303,025
134,345	UPM-Kymmene Oyj	1,722,147
2,990	Uponor Oyj	30,584
3,176	Vacon Plc	150,969
3,684	Vaisala Oyj - Class A	81,824
77,675	Wartsila Oyj Abp	2,617,277
93,678	YIT Oyj	1,727,743

		116,335,883

FRANCE — 1.8%
3,534	ABC Arbitrage	30,324
24,037	Accor SA	730,385
4,525	Aeroports de Paris	334,122
542	Affine SA REIT	9,316
18,839	Air France-KLM(b)	119,515
1,039,619	Alcatel-Lucent(b)	1,848,060
902	Ales Groupe	14,040
5,172	Altamir Amboise(b)	43,703
9,534	Alten Ltd.	263,572
85,802	Altran Technologies SA(b)	405,273
1,645	ANF Immobilier REIT	61,281
369	April	5,975

Shares		Value

FRANCE (continued)
4,970	Archos(b)	$53,113
46,520	Arkema SA	3,759,327
987	Artprice.com(b)	67,134
4,828	Assystem	86,961
13,663	Atos	686,635
1,591	Audika Groupe	31,216
1,151	Aurea SA	8,657
1,370	Avanquest Software(b)	3,692
8,557	Avenir Telecom(b)	8,059
653	Axway Software SA(b)	12,855
1,284	Beneteau SA	13,713
2,529	Bigben Interactive(b)	27,391
3,331	BioMerieux	280,118
84,721	Boiron SA(c)	2,425,824
2,270	Bollore	461,126
2,932	Bonduelle SCA	255,692
2,102	Bongrain SA	130,932
13,097	Bourbon SA	445,161
267	Boursorama(b)	2,179
27,832	Bull(b)	112,493
33,896	Cap Gemini SA	1,237,459
244	Cegedim SA	7,143
2,386	Cegid Group	49,936
1,574	CFAO SA	53,675
90	Cie des Alpes	1,918
124,773	Cie Generale de Geophysique-Veritas(b)	3,479,608
4,096	Ciments Francais SA	302,124
4,542	Club Mediterranee SA(b)	90,870
804	Damartex SA(c)	20,087
32,302	Derichebourg SA(b)	119,279
2,118	Devoteam SA	32,663
22,092	Edenred	536,334
3,948	Eiffage SA	121,125
845	Electricite de Strasbourg(c)	110,519
332	Entrepose Contracting	31,311
3,548	Eramet	533,940
246	Esso Ste Anonyme Francaise	24,153
26,260	Etablissements Maurel Et Prom	436,407
374	Etam Developpement SA(b)	7,275
12,672	Euler Hermes SA	838,059
1,377	Euro Disney SCA(b)	8,628
1,317	Eurofins Scientific	105,894
13,937	Eutelsat Communications SA	517,282
1,226	Exel Industries SA - Class A	50,291
350	Faiveley Transport	25,509
16,125	Faurecia	402,440
1,000	Fimalac	38,718
539	Fleury Michon SA	20,799
922	Flo Groupe	4,860
2,776	Fonciere Des Regions REIT	183,481
12,718	GameLoft SA(b)	88,336
202	Gaumont SA	11,335
1,559	Gecina SA REIT	148,844
6,483	GFI Informatique(b)	22,727
2,835	GL Events	59,185

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

FRANCE (continued)
257	Groupe Crit	$4,790
77,581	Groupe Eurotunnel SA	639,219
13,154	Groupe Partouche SA(b)	22,368
9,438	Groupe Steria SCA	183,266
393	Guerbet	33,162
1,437	Guyenne et Gascogne SA	153,493
5,836	Haulotte Group SA(b)	53,360
25,799	Havas SA	119,360
23,886	Hi-Media SA(b)	68,424
6,307	Icade REIT	513,635
2,382	Iliad SA	287,834
14,838	Imerys SA	826,231
80,088	Ingenico	3,361,182
1,251	Inter Parfums SA	28,702
144,494	IPSOS(c)	4,612,657
2,718	Jacquet Metal Service(b)	31,855
27,960	JC Decaux SA(b)	708,966
33,151	Klepierre REIT	995,397
2,636	Korian	44,583
3,222	Lagardere SCA	91,582
936	Laurent-Perrier	93,661
1,354	Lectra	8,395
1,715	LISI	132,354
735	Maisons France Confort	21,295
1,690	Manitou BF SA(b)	34,950
467	Manutan International	23,072
166,490	Medica SA(c)	2,678,649
142,512	Mersen(c)	4,822,479
2,556	METabolic Explorer SA(b)	16,015
4,237	Metropole Television SA	70,801
327	Montupet(b)	2,267
1,975	MR Bricolage	25,576
1,578	Naturex	100,955
192,374	Neopost SA(c)	13,588,222
100,142	Nexans SA	6,217,449
8,861	Nexity SA	256,268
77,966	NicOx SA(b)	155,014
760	Norbert Dentressangle SA	59,736
7,378	NRJ Group	61,282
17,460	Oeneo	49,103
7,755	Orpea	247,004
1,855	Parrot SA(b)	50,227
69,154	Peugeot SA	1,274,984
246	Pierre & Vacances SA	8,923
9,912	Plastic-Omnium SA	259,696
7,823	Rallye SA	253,058
14,085	Recylex SA(b)	71,116
5,499	Remy Cointreau SA	484,157
88,196	Rexel SA	1,738,540
111,162	Rubis(c)	5,999,404
3,562	Sa des Ciments Vicat	215,630
2,220	Saft Groupe SA	67,224
1,023	Sartorius Stedim Biotech.	68,981
135,370	SCOR SE	3,405,941
7,643	SEB SA	634,834
1,217	Seche Environnement SA	44,955

Shares		Value

FRANCE (continued)
5,884	Sechilienne-Sidec.	$93,205
4,891	Sequana SA	34,611
7,940	Societe BIC SA	707,486
832	Societe d’Edition de Canal +	4,687
3,179	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	322,516
98	Societe Internationale de Plantations d’Heveas SA	9,527
22,180	Societe Television Francaise 1	243,995
24,741	SOITEC(b)	150,711
806	Somfy SA	178,069
1,699	Sopra Group SA	97,784
231	Spir Communication(b)	7,209
101	Stallergenes SA	5,631
2,498	Ste Industrielle d’Aviation Latecoere SA(b)	36,302
1,492	STEF.	68,326
62	Sucriere de Pithiviers-Le-Vieil	136,702
284	Sword Group	4,781
954	Synergie SA	10,607
18,742	Technicolor SA(b)	55,969
213	Teleperformance SA	5,337
155	Tessi SA	14,152
26,644	Thales SA	911,542
2,738	Theolia SA(b)	3,689
146	Touax SA	3,991
343	Transgene SA(b)	4,114
310	Trigano SA	5,353
1,922	UBISOFT Entertainment(b)	15,034
694	Union Financiere de France BQE SA	18,219
34,483	Valeo SA	1,618,604
1,404	Viel et Cie	4,922
735	Vilmorin & Cie	73,654
1,445	Virbac SA	202,243
107	VM Materiaux SA	3,430
653	Vranken - Pommery Monopole	21,909
11,613	Zodiac Aerospace	1,036,739

		84,593,391

GABON — 0.0%
2	Total Gabon	882

GERMANY — 2.0%
1,223	Aareal Bank AG(b)	27,875
37,576	ADVA AG Optical Networking(b)	202,650
2,506	Advanced Inflight Allianz AG	11,506
79	Agennix AG(b)	285
10,093	Air Berlin Plc(b)	30,616
11,559	Aixtron SE	155,808
528	Allgeier Holding AG	6,982
5,308	Alstria Office AG REIT	63,411
67	Amadeus Fire AG	2,627
627	AS Creation Tapeten	20,651
9,550	Augusta Technologie AG	199,245

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

GERMANY (continued)
14,604	Aurubis AG	$819,964
5,118	Axel Springer AG	239,967
929	Baader Bank AG	2,455
8,917	Balda AG(b)	56,336
288	Bauer AG	8,951
4,404	BayWa AG	166,943
10,613	Bechtle AG	377,876
1,967	Bertrandt AG	145,962
105,032	Bilfinger Berger SE	9,630,796
1,210	Biotest AG	64,908
23,015	Borussia Dortmund GmbH & Co. KGAA(b)	72,853
1,912	Brenntag AG	199,928
16,674	Carl Zeiss Meditec AG	352,237
5,305	Celesio AG	102,249
2,761	Cenit AG	19,820
4,526	Centrosolar Group AG(b)	6,755
8,279	CENTROTEC Sustainable AG	128,869
3,687	Centrotherm Photovoltaics AG	55,727
3,390	Cewe Color Holding AG	144,114
17,476	Comdirect Bank AG	188,659
821	CompuGroup Holding AG	8,897
7,207	Constantin Medien AG(b)	13,009
5,227	COR&FJA AG(b)	9,162
7,800	CropEnergies AG	50,912
6,999	CTS Eventim AG	226,586
4,797	Curanum AG(b)	11,960
7,898	DAB Bank AG	35,848
2,014	Delticom AG	201,163
3,806	Deutsche Beteiligungs AG	82,144
27,541	Deutsche Lufthansa AG	380,603
8,097	Deutsche Wohnen AG	107,448
33,396	Deutz AG(b)	226,280
20,474	Dialog Semiconductor Plc(b)	441,885
7,612	Douglas Holdings AG	321,606
2,601	Dr Hoenle AG	32,712
570	Draegerwerk AG & Co. KGaA	37,958
17,862	Drillisch AG	174,228
7,490	Duerr AG	384,983
4,400	DVB Bank SE(c)	139,856
692	Eckert & Ziegler AG	20,927
9,177	Elmos Semiconductor AG	101,013
166,132	ElringKlinger AG	4,986,133
1,475	Envitec Biogas AG(b)	17,171
661	Epigenomics AG(b)	1,081
4,231	Euromicron AG	97,958
42,200	Evotec AG(b)	144,236
71,725	Fielmann AG(c)	7,271,010
2,910	First Sensor AG(b)	32,678
31,432	Fraport AG Frankfurt Airport Services Worldwide	1,882,220
51,919	Freenet AG	697,120
5,957	Fuchs Petrolub AG	249,501
127,975	GEA Group AG	4,110,433
4,248	Generali Deutschland Holding AG	319,225

Shares		Value

GERMANY (continued)
6,004	Gerresheimer AG	$284,964
7,035	Gerry Weber International AG	238,426
2,345	Gesco AG	208,734
104,489	GFK SE(c)	4,646,993
5,545	GFT Technologies AG	21,034
8,519	Gigaset AG(b)	29,518
33,550	Gildemeister AG(b)	500,946
4,477	Grammer AG(b)	86,524
3,340	Grenkeleasing AG	168,879
5,192	H&R AG	114,774
3,685	Hamborner AG REIT	33,857
3,184	Hamburger Hafen und Logistik AG	102,038
30,303	Hannover Rueckversicherung AG	1,612,659
1,410	Hawesko Holding AG	64,091
4,874	Heidelberger Druckmaschinen AG(b)	10,838
24,960	Hochtief AG	1,609,585
2,809	Homag Group AG	35,788
9,773	Indus Holding AG	279,639
502	Init Innovation In Traffic Systems AG	9,324
1,088	Interseroh SE	75,142
8,503	Intershop Communications AG(b)	26,694
2,380	Isra Vision AG	49,281
2,131	IVG Immobilien AG(b)	5,017
14,814	Jenoptik AG(b)	103,417
7,931	Kabel Deutschland Holding AG(b)	413,512
18,946	Kloeckner & Co. SE	263,187
4,129	Koenig & Bauer AG	62,057
17,251	Kontron AG	135,300
11,627	Krones AG	665,606
210	KSB AG	119,765
3,242	KUKA AG(b)	68,741
1,466	KWS Saat AG	303,171
61,859	Lanxess AG	4,029,129
641	Leifheit AG	19,075
26,280	Leoni AG	1,184,233
4,150	Loewe AG(b)	28,825
2,194	LPKF Laser & Electronics AG	28,727
141	Manz AG(b)	3,875
5,154	Medigene AG(b)	9,115
13,301	MLP AG	93,185
408	Mobotix AG	13,235
11,339	Morphosys AG(b)	291,818
100,751	MTU Aero Engines Holding AG	7,025,554
384	Muehlbauer Holding AG & Co. KGaA	10,689
3,842	MVV Energie AG	120,587
1,551	Nemetschek AG	56,532
2,244	Nexus AG(b)	22,161
3,272	Nordex SE(b)	19,739
1,021	OHB AG	17,555

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

GERMANY (continued)
7,200	Patrizia Immobilien AG(b)	$35,788
1,728	Pfeiffer Vacuum Technology AG	177,750
19,644	PNE Wind AG	44,967
1,176	Praktiker AG	3,600
300	Progress-Werk Oberkirch AG	14,716
2,204	PSI AG Gesellschaft Fuer Produkte Und Systeme Der Informationstechnologie	48,491
2,224	Puma SE	695,564
1,608	PVA TePla AG	7,046
4,957	Q-Cells SE(b)	2,159
75,197	QSC AG(b)	214,919
870	R Stahl AG	25,833
15,580	Rational AG(c)	3,490,980
42,668	Rheinmetall AG	2,287,998
32,486	Rhoen Klinikum AG	673,304
9,200	SAF-Holland SA(b)	55,477
1,579	SAG Solarstrom AG	6,545
2,717	Salzgitter AG	162,309
475	Sartorius AG	21,592
273	Schaltbau Holding AG	26,764
2,064	Sedo Holding AG(b)(c)	7,829
22,668	SGL Carbon AG(b)	1,144,519
19,326	Singulus Technologies AG(b)	67,546
14,802	Sixt AG	273,755
1,851	SKW Stahl-Metallurgie Holding AG	28,982
113,539	Sky Deutschland AG(b)	266,731
97	SMA Solar Technology AG	5,994
361	SMT Scharf AG	10,955
19,961	Software AG	650,397
578	Solar-Fabrik AG(b)	1,739
14,197	Stada Arzneimittel AG	420,989
904	STINAG Stuttgart Invest AG(c)	18,092
2,495	Stratec Biomedical AG	98,560
159	Stroer Out-Of-Home Media AG(b)	2,593
66,797	Suedzucker AG	1,973,766
21,586	Suss Microtec AG(b)	200,472
532,782	Symrise AG	15,175,053
18,385	TAG Immobilien AG(b)	144,290
9,742	Takkt AG	134,056
1,753	Telegate AG	12,767
2,222	Tipp24 SE(b)	95,914
762	Tom Tailor Holding AG(b)	12,349
4,964	Tomorrow Focus AG	22,726
471	TUI AG(b)	3,427
34,543	United Internet AG	648,432
2,043	Verbio AG(b)	8,252
4,342	Vossloh AG	443,458
4,343	VTG AG	83,991
8,847	Wacker Chemie AG	810,869
17,355	Wacker Neuson SE	255,388
62	Washtec AG	599
1,012	Wincor Nixdorf AG	47,172

Shares		Value

GERMANY (continued)
34,475	Wirecard AG	$617,664
166	XING AG(b)	10,023
1,398	Zhongde Waste Technology AG	5,303
275	zooplus AG(b)	13,345

		93,362,305

GIBRALTAR — 0.0%
162,266	Bwin.Party Digital Entertainment Plc	410,140

GREECE — 0.0%
811	Aegean Airlines SA(b)	1,538
911	Agricultural Bank of Greece(b)	442
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)	4
147,872	Alpha Bank AE(b)	294,003
1,098	Astir Palace Hotel SA(b)	3,260
2,153	Athens Water Supply & Sewage Co. SA (The)	9,125
17,736	Attica Bank(b)	7,586
7,424	Bank of Greece(c)	142,751
10,753	Coca-Cola Hellenic Bottling Co. SA(b)	199,729
36,991	Corinth Pipeworks SA(b)	30,531
5,766	Diagnostic & Therapeutic Center of Athens Hygeia SA(b)	2,112
130,862	EFG Eurobank Ergasias SA(b)	157,479
21,578	Ellaktor SA	38,668
1,389	Euromedica SA(b)	863
3,374	Folli Follie Group(b)	29,128
22,434	Forthnet SA(b)	3,873
5,815	Fourlis Holdings SA(b)	11,562
10,782	Frigoglass SA(b)	56,272
5,528	GEK Terna Holding Real Estate Construction SA	6,255
1,337	Geniki Bank(b)	495
5,071	Hellenic Exchanges SA Holding Clearing Settlement and Registry	21,889
28,693	Hellenic Petroleum SA	216,558
2,549	Hellenic Telecommunications Organization SA	9,436
4,725	Heracles General Cement Co.(b)	10,074
8,760	Intracom Holdings SA(b)	2,418
3,690	Intracom SA Technical & Steel Constructions(b)	2,124
2,155	Intralot SA-Integrated Lottery Systems & Services	2,340
6,985	JUMBO SA(b)	33,166
6,715	Lambrakis Press SA(b)	1,010
2,599	Lamda Development SA(b)	8,635
6,590	Metka SA	60,340
1,951	Motor Oil (Hellas) Corinth Refineries SA	15,184

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

GREECE (continued)
20,994	Mytilineos Holdings SA(b)	$87,326
181,244	Piraeus Bank SA(b)	161,211
618	Piraeus Port Authority	8,803
22,848	Proton Bank SA(b)(c)(d)	0
1,000	Public Power Corp. SA	5,206
1,978	S&B Industrial Minerals SA(b)	12,083
5,302	Sarantis SA(b)	14,841
1,817	Sidenor Steel Products Manufacturing Co. SA(b)	2,805
12,534	T Bank SA(b)(c)(d)	787
3,630	Teletypos SA Mega Channel(b)(c)	1,724
5,702	Terna Energy SA	10,367
647	Thessaloniki Port Authority SA	9,039
592	Titan Cement Co. SA	9,920
444	TT Hellenic Postbank SA(b)	456
23,866	Viohalco(b)	99,585

		1,803,003

GUERNSEY — 0.1%
732,973	Resolution Ltd.	3,154,348

HONG KONG — 1.2%
159,000	Ajisen China Holdings Ltd.	183,084
160,000	Alco Holdings Ltd.	50,546
44,000	Allan International Holdings Ltd.	11,290
30,000	Allied Group Ltd.	73,498
1,753,693	Allied Properties HK Ltd.	244,219
5,992,000	AMVIG Holdings Ltd.(c)	2,851,015
1,540,000	Apac Resources Ltd.(b)	67,515
576,000	Apollo Solar Energy Technology Holdings Ltd.(b)	21,539
84,000	APT Satellite Holdings Ltd.	13,647
205,000	Artel Solutions Group Holdings Ltd.(b)	2,617
142,000	Asia Financial Holdings Ltd.(c)	47,972
58,000	Asia Satellite Telecommuni-cations Holdings Ltd.	123,549
421,877	Asia Standard International Group Ltd.	64,190
211,000	Asian Citrus Holdings Ltd.	115,086
312,700	ASM Pacific Technology Ltd.	4,024,017
80,000	Associated International Hotels Ltd.(c)	154,733
820,000	AVIC International Holding HK Ltd.(b)	26,434
218,000	Beijing Capital International Airport Co. Ltd. - H Shares	113,001
89,000	Beijing Development HK Ltd.(b)	14,001
62,000	Beijing Enterprises Holdings Ltd.	359,754
1,217,000	Beijing Enterprises Water Group Ltd.(b)	334,250
408,000	Beijing Yu Sheng Tang Pharmaceutical Group Ltd.(b)	3,525

Shares		Value

HONG KONG (continued)
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	$9,228
100,000	Bio-Dynamic Group Ltd.(b)	10,058
906,000	Birmingham International Holdings Ltd.(b)(c)(d)	17,757
144,000	Bonjour Holdings Ltd.	24,324
390,000	Bosideng International Holdings Ltd.	112,143
218,000	Bossini International Holdings Ltd.	16,304
32,000	Brightoil Petroleum Holdings Ltd.	6,808
668,000	Brilliance China Automotive Holdings Ltd.(b)	714,056
1,296,000	Burwill Holdings Ltd.(b)	18,884
291,000	C C Land Holdings Ltd.	63,413
106,000	Cafe de Coral Holdings Ltd.	242,198
175,000	Capital Estate Ltd.(b)	4,513
247,656	Central China Real Estate Ltd.	54,287
256,000	Centron Telecom International Holdings Ltd.	39,612
718,800	Century City International Holdings Ltd.	51,904
240,000	Century Sunshine Group Holdings Ltd.(b)	7,427
1,590,446	Champion Technology Holdings Ltd.	20,098
276,560	Chaoda Modern Agriculture Holdings Ltd.(c)(d)	39,227
840,000	Chaoyue Group Ltd.(b)(c)	12,131
96,000	Chen Hsong Holdings	30,328
116,186	Cheuk Nang Holdings Ltd.	42,997
80,000	Chevalier International Holdings Ltd.	80,667
275,000	Chevalier Pacific Holdings Ltd.	7,092
888,000	Chigo Holding Ltd.	20,496
410,000	China Aerospace International Holdings Ltd.	31,720
243,798	China Agri-Industries Holdings Ltd.	197,734
2,392,000	China Billion Resources Ltd.(b)(c)(d)	26,834
339,699	China CBM Group Ltd.(b)	4,512
336,000	China Chengtong Development Group Ltd.	13,431
120,000	China Electronics Corp. Holdings Co. Ltd.(b)	12,069
110,000	China Energy Development Holdings Ltd.(b)	1,262
102,000	China Everbright International Ltd.	43,797
146,000	China Everbright Ltd.	239,088
140,000	China Financial Services Holdings Ltd.(b)	8,485
71,411	China Flavors & Fragrances Co. Ltd.(b)	14,272
322,000	China Foods Ltd.	255,763
952,000	China Gas Holdings Ltd.	443,145

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
238,000	China Glass Holdings Ltd.	$41,430
87,700	China Grand Forestry Green Resources Group Ltd.(b)	8,142
159,000	China Green Holdings Ltd.	45,105
92,000	China Haidian Holdings Ltd.	9,490
8,000	China High Precision Automation Group Ltd.(c)(d)	2,770
324,000	China High Speed Transmission Equipment Group Co. Ltd.	171,707
1,002,000	China Infrastructure Investment Ltd.(b)	24,548
672,000	China Lumena New Materials Corp.	132,575
258,000	China Mandarin Holdings Ltd.(b)	4,225
367,000	China Mengniu Dairy Co. Ltd.	981,941
132,148	China Merchants Holdings International Co. Ltd.	439,624
216,000	China Metal International Holdings, Inc.	37,879
193,200	China Metal Recycling Holdings Ltd.	228,692
1,770,000	China Mining Resources Group Ltd.(b)(c)(d)	25,790
660,000	China Oil and Gas Group Ltd.(b)	54,466
52,000	China Oriental Culture Group Ltd.(b)	2,179
281,000	China Overseas Grand Oceans Group Ltd.	260,517
222,000	China Pharmaceutical Group Ltd.	53,530
460,000	China Power International Development Ltd.	116,849
430,000	China Precious Metal Resources Holdings Co. Ltd.(b)	80,397
244,000	China Properties Group Ltd.(b)	73,622
308,000	China Public Procurement Ltd.(b)(c)(d)	0
20,065	China Renewable Energy Investment Ltd.(b)	750
4,844,000	China Renji Medical Group Ltd.(b)(c)(d)	37,476
3,700,000	China Resources and Transportation Group Ltd.(b)	126,430
26,000	China Resources Cement Holdings Ltd.	18,774
186,000	China Resources Enterprise Ltd.	641,561
120,800	China Resources Gas Group Ltd.	174,145
1,230,000	China South City Holdings Ltd.	171,289
290,000	China Starch Holdings Ltd.	9,535
275,440	China State Construction International Holdings Ltd.	218,426
970,000	China Strategic Holdings Ltd.(b)	19,512
364,400	China Taiping Insurance Holdings Co. Ltd.(b)	672,857

Shares		Value

HONG KONG (continued)
296,000	China Ting Group Holdings Ltd.(d)	$19,084
682,000	China Travel International Investment Hong Kong Ltd.	128,392
184,000	China Tycoon Beverage Holdings Ltd.(b)	3,250
150,000	China Vanadium Titano - Magnetite Mining Co. Ltd.	30,947
52,000	China Water Affairs Group Ltd.	15,958
1,350,000	China Windpower Group Ltd.(b)	54,833
57,000	Chong Hing Bank Ltd.	102,897
108,000	Chow Sang Sang Holdings International Ltd.	255,681
198,000	Chu Kong Shipping Development Co. Ltd.	30,126
64,000	Chuang’s China Investments Ltd.	3,260
385,500	Chuang’s Consortium International Ltd.	36,784
90,000	CIMC Enric Holdings Ltd.(b)	37,136
62,000	Citic 21CN Co. Ltd.(b)	3,478
290,000	Citic Pacific Ltd.	555,672
643,000	Citic Resources Holdings Ltd.(b)	94,519
12,000	Citic Telecom International Holdings Ltd.	2,522
726,000	CK Life Sciences International Holdings, Inc.	40,722
68,000	Clear Media Ltd.(b)	28,760
134,000	Coastal Greenland Ltd.(b)	5,011
1,648,387	Comba Telecom Systems Holdings Ltd.	1,154,145
156,000	Cosco International Holdings Ltd.	66,179
312,000	COSCO Pacific Ltd.	433,685
380,000	Cosmos Machinery	25,479
375,000	Cosway Corp Ltd.(b)	52,706
1,010,000	CP Lotus Corp.(b)	37,117
1,238,000	CP Pokphand Co.	154,844
42,000	Cross-Harbour Holdings Ltd.	33,848
1,590,000	CSI Properties Ltd.	48,795
208,000	CST Mining Group Ltd.(b)	2,387
752,000	Culture Landmark Investment Ltd.(b)	8,533
105,000	Culturecom Holdings Ltd.(b)	12,185
183,000	DaChan Food Asia Ltd.	31,620
73,040	Dah Sing Banking Group Ltd.	73,744
55,050	Dah Sing Financial Holdings Ltd.	188,817
218,000	Dan Form Holdings Co. Ltd.(b)	16,023
132,000	Dawnrays Pharmaceutical Holdings Ltd.	37,445
244,000	DBA Telecommunication Asia Holdings Ltd.	80,544
24,000	Dejin Resources Group Co. Ltd.(b)	195

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
160,550	Dickson Concepts International Ltd.	$89,433
139,000	Digital China Holdings Ltd.	229,417
40,000	DVN Holdings Ltd.	1,367
108,000	Dynasty Fine Wines Group Ltd.	25,624
64,000	EcoGreen Fine Chemicals Group Ltd.	14,029
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	14,317
62,000	Embry Holdings Ltd.	33,577
325,000	Emperor Entertainment Hotel Ltd.	44,840
500,416	Emperor International Holdings Ltd.	80,012
630,000	Emperor Watch & Jewellery Ltd.	80,422
446,943	Enerchina Holdings Ltd.(b)	4,322
490,000	EPI Holdings Ltd.(b)	9,477
505,200	Esprit Holdings Ltd.	745,231
504,000	eSun Holdings Ltd.(b)	69,537
596,000	EVA Precision Industrial Holdings Ltd.	106,822
9,500	Fairwood Ltd.	12,568
462,116	Far East Consortium International Ltd.	72,100
598,000	Fook Woo Group Holdings Ltd.(b)(c)(d)	104,868
104,000	Fountain SET Holdings Ltd.	13,947
830,000	Franshion Properties China Ltd.	202,275
51,000	Fufeng Group Ltd.	25,778
314,000	GCL Poly Energy Holdings Ltd.	108,104
490,000	Geely Automobile Holdings Ltd.	144,688
498,000	Genting Hong Kong Ltd.(b)(c)	172,094
884,000	Get Nice Holdings Ltd.	35,336
456,000	Giordano International Ltd.	363,963
1,839,200	Global Bio-Chem Technology Group Co. Ltd.	415,019
128,000	Global Sweeteners Holdings Ltd.(b)	14,854
620,000	Glorious Property Holdings Ltd.(b)	99,132
150,000	Glorious Sun Enterprises Ltd.	47,387
220,000	Gold Peak Industries Holding Ltd.	21,559
220,000	Goldbond Group Holdings Ltd.	8,794
684,000	Golden Meditech Co. Ltd.(b)	95,254
140,000	Goldin Properties Holdings Ltd.(b)	41,520
75,000	Goldlion Holdings Ltd.	29,012
4,205,600	GOME Electrical Appliances Holdings Ltd.	1,003,231
120,000	Good Fellow Resources Holdings Ltd.(b)	4,797
16,000	Good Friend International Holdings, Inc.	7,737
80,000	Goodtop Tin International Holdings Ltd.(b)	8,562

Shares		Value

HONG KONG (continued)
219,960	Great Eagle Holdings Ltd.	$541,724
80,000	Greenheart Group Ltd.(b)	8,665
6,885,000	G-Resources Group Ltd.(b)	426,134
924,000	Guangdong Investment Ltd.	534,958
184,000	Guangnan Holdings	23,963
61,000	Haier Electronics Group Co. Ltd.(b)	62,767
151,159	Haitong International Securities Group Ltd.	53,990
130,000	Hang Ten Group Holdings Ltd.	45,092
114,000	Harbour Centre Development Ltd.(c)	144,056
789,573	Heng Tai Consumables Group Ltd.(b)	35,125
834,000	Hengdeli Holdings Ltd.	320,467
483,000	Hi Sun Technology (China)Ltd.(b)	129,542
437,035	HKC Holdings Ltd.	15,497
295,600	HKR International Ltd.	107,868
15,152	HKT Trust / HKT Ltd.(b)	9,710
186,000	Hon Kwok Land Investment Co. Ltd.(c)	58,280
5,200	Hong Kong Aircraft Engineering Co. Ltd.	72,281
50,000	Hong Kong Ferry (Holdings) Co. Ltd.	40,102
307,000	Hongkong & Shanghai Hotels (The)	408,526
727,700	Hongkong Chinese Ltd.	123,859
29,000	Hopewell Highway Infrastructure Ltd.	15,892
243,000	Hopewell Holdings Ltd.	634,502
136,000	Hopson Development Holdings Ltd.	83,824
50,000	Hsin Chong Construction Group Ltd.	7,801
96,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	17,083
48,000	Huabao International Holdings Ltd.	32,618
536,000	Huafeng Group Holdings Ltd.(b)	10,851
259,631	Hung Hing Printing Group Ltd.	51,556
524,000	Huscoke Resources Holdings Ltd.	9,527
1,402,000	Hutchison Harbour Ring Ltd.	122,930
1,441,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	589,013
16,000	Hycomm Wireless Ltd.(b)	2,063
572,000	IDT International Ltd.(b)(c)	6,564
995,000	Inspur International Ltd.	31,562
592,500	Interchina Holdings Co.(b)	37,436
120,000	iOne Holdings Ltd.	1,207
410,000	IPE Group Ltd.	33,306
94,000	IRC Ltd.(b)	14,060
398,000	IT Ltd.	228,373
99,000	ITC Properties Group Ltd.(b)	26,169

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
72,000	Jinchuan Group International Resources Co. Ltd.(b)	$18,846
209,000	Jinhui Holdings Ltd.(b)(c)	32,878
306,000	Jiuzhou Development Co. Ltd.(b)	18,742
290,000	JLF Investment Co. Ltd.	16,079
842,500	Johnson Electric Holdings Ltd.	498,636
308,000	Joyce Boutique Holdings Ltd.	28,595
208,000	Ju Teng International Holdings Ltd.	27,089
584,433	K Wah International Holdings Ltd.	165,037
540,000	Kai Yuan Holdings Ltd.(b)	12,951
234,000	Kam Hing International Holdings Ltd.	20,216
42,000	Keck Seng Investments	17,601
17,000	King Stone Energy Group Ltd.(b)	1,556
159,500	Kingboard Chemical Holdings Ltd.	550,156
342,500	Kingboard Laminates Holdings Ltd.	183,278
196,000	Kingmaker Footwear Holdings Ltd.	25,526
1,742,000	Kingston Financial Group Ltd.	177,450
206,666	Kingway Brewery Holdings Ltd.	63,956
2,280,000	Ko Yo Chemical Group Ltd.(b)	38,219
417,000	Kowloon Development Co. Ltd.	390,906
368,000	KWG Property Holding Ltd.	152,794
620,000	Lai Fung Holdings Ltd.	15,429
5,146,750	Lai Sun Development Co. Ltd.(b)	89,592
520,000	Lai Sun Garment International Ltd.(b)	46,936
9,000	LAM Soon Hong Kong Ltd.	5,083
116,000	Le Saunda Holdings Ltd.	41,432
68,000	Lee & Man Chemical Co. Ltd.	46,471
34,000	Lee & Man Handbags Holding Ltd.	2,894
1,271,200	Lee & Man Paper Manufacturing Ltd.	519,606
8,805,000	Lijun International Pharmaceutical Holding Ltd.(c)	1,112,646
1,924,000	Lippo China Resources Ltd.	41,679
102,000	Lippo Ltd.	31,434
156,000	Liu Chong Hing Investment Ltd.(c)	155,089
62,500	LK Technology Holdings Ltd.	17,246
244,000	Lonking Holdings Ltd.	100,365
588,000	Loudong General Nice Resources China Holdings Ltd.(d)	46,250
361,000	Luen Thai Holdings Ltd.	27,929
110,000	Luk Fook Holdings International Ltd.	405,658

Shares		Value

HONG KONG (continued)
52,000	Luks Group Vietnam Holdings Co. Ltd.	$10,058
98,000	Lung Kee (Bermuda) Holdings(c)	49,030
1,658,000	Magnificent Estates	57,723
38,000	Man Yue Technology Holdings Ltd.	6,762
936,000	Mascotte Holdings Ltd.(b)	25,707
194,375	Media China Corp. Ltd.(b)	2,055
580,000	Mei Ah Entertainment Group Ltd.(b)	8,601
673,000	Melco International Development Ltd.(b)	570,140
48,000	Midland Holdings Ltd.	25,748
108,000	MIN XIN Holdings Ltd.	57,096
92,000	Ming Fai International Holdings Ltd.	9,490
650,000	Ming Fung Jewellery Group Ltd.(b)	41,069
310,000	Mingfa Group International Co. Ltd.	98,333
690,000	Mingyuan Medicare Development Co. Ltd.(b)	23,577
208,000	Minmetals Land Ltd.	23,066
280,000	Minmetals Resources Ltd.(b)	132,503
42,000	Miramar Hotel & Investment Co. Ltd.(c)	44,408
243,000	Mongolia Energy Corp. Ltd.(b)	22,247
6,221,148	Nan Hai Corp. Ltd.(b)	27,274
10,000	Natural Beauty Bio-Technology Ltd.	1,547
262,000	Neo-Neon Holdings Ltd.	44,594
69,500	NetDragon Websoft, Inc.	40,417
872,000	New Century Group Hong Kong Ltd.	19,564
8,000	New Focus Auto Tech Holdings Ltd.(b)	1,681
4,175,000	New Smart Energy Group Ltd.(b)	44,682
228,500	New Times Energy Corp Ltd(b)	18,857
857,100	New World China Land Ltd.	206,669
45,000	New World Department Store China Ltd.	27,098
300,000	Neway Group Holdings Ltd.	1,857
604,000	Newocean Energy Holdings Ltd.	115,266
434,000	Next Media Ltd.(b)	39,733
266,000	Nine Dragons Paper Holdings Ltd.	179,384
260,000	North Asia Resources Holdings Ltd.(b)	8,717
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	23,774
23,000	Oriental Ginza Holdings Ltd.(b)	1,097
291,200	Oriental Watch Holdings	131,420
478,776	Pacific Andes International Holdings Ltd.	45,684

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
13,558,000	Pacific Basin Shipping Ltd.(c)	$6,450,946
450,000	Pacific Century Premium Developments Ltd.(b)(d)	81,815
236,000	Pacific Textile Holdings Ltd.	145,764
323,240	Paliburg Holdings Ltd.	96,281
697,000	PCCW Ltd.	220,191
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
477,800	Pearl Oriental Oil Ltd.	40,046
296,000	Phoenix Satellite Television Holdings Ltd.	94,655
368,000	Pico Far East Holdings Ltd.	76,397
280,000	PME Group Ltd.(b)	6,246
990,977	PNG Resources Holdings Ltd.(b)	14,567
508,000	Poly Hong Kong Investments Ltd.	252,844
1,200,000	Polytec Asset Holdings Ltd.	133,070
109,000	Ports Design Ltd.	178,497
927,000	Pou Sheng International Holdings Ltd.(b)	115,945
560,000	Prosperity International Holdings (Hong Kong) Ltd.	31,772
68,000	Public Financial Holdings Ltd.	29,461
1,546,000	PYI Corp. Ltd.	42,262
973,335	Qin Jia Yuan Media Services Co. Ltd.	21,587
98,000	Real Nutriceutical Group Ltd.	33,740
386,200	Regal Hotels International Holdings Ltd.	132,961
1,800,000	REXLot Holdings Ltd.	123,013
96,000	Richfield Group Holdings Ltd.	4,828
96,000	Rising Development Holdings Ltd.(b)	11,760
78,000	Royale Furniture Holdings Ltd.	21,825
176,000	SA SA International Holdings Ltd.	113,698
292,000	Samling Global Ltd.	24,474
291,000	Samson Holding Ltd.	33,770
92,000	SEA Holdings Ltd.(c)	40,096
20,000	SEEC Media Group Ltd.(b)	774
112,516	Shanghai Industrial Holdings Ltd.	359,080
25,000	Shanghai Industrial Urban Development Group Ltd.(b)	5,061
3,660,000	Shanghai Zendai Property Ltd.(b)(c)	63,239
42,000	Sheng Yuan Holdings Ltd.(b)	1,895
150,000	Shenyin Wanguo HK Ltd.	43,132
208,000	Shenzhen High-Tech Holdings Ltd.	11,265
2,877,500	Shenzhen International Holdings Ltd.	196,649
426,000	Shenzhen Investment Ltd.	88,987
306,629	Shimao Property Holdings Ltd.	315,909
149,000	Shougang Concord Grand Group(b)	5,572

Shares		Value

HONG KONG (continued)
1,456,000	Shougang Concord International Enterprises Co. Ltd.	$101,381
660,000	Shougang Fushan Resources Group Ltd.	265,522
474,000	Shun Tak Holdings Ltd.	201,083
172,000	Silver Grant International Ltd.	38,590
338,000	SIM Technology Group Ltd.	26,586
268,000	Sing Tao News Corp. Ltd.	38,013
782,000	Singamas Container Holdings Ltd.	176,460
28,000	Sino Biopharmaceutical	7,835
320,000	Sino Gas Group Ltd.(b)	8,294
1,825,000	Sino Oil And Gas Holdings Ltd.(b)	63,537
860,000	Sino Prosper State Gold Resources Holdings Ltd.(b)	9,758
1,240,000	Sino Union Energy Investment Ltd.(b)	77,547
110,000	Sinofert Holdings Ltd.	31,772
374,250	Sinolink Worldwide Holdings Ltd.(b)	30,402
73,000	SinoMedia Holding Ltd.	23,626
138,000	Sinopec Kantons Holdings Ltd.	79,718
213,500	Sinotrans Shipping Ltd.	55,059
38,000	SIS International Holdings	14,210
445,291	Skyworth Digital Holdings Ltd.	191,201
104,000	SmarTone Telecommunications Holding Ltd.	176,210
407,934	SMI Corp. Ltd.(b)	13,098
66,843	SOCAM Development Ltd.	66,884
283,000	Solargiga Energy Holdings Ltd.	31,747
110,000	Solartech International Holdings Ltd.(b)	2,596
366,000	Solomon Systech International Ltd.(b)	8,684
696,000	South China China Ltd.(c)	41,283
394,000	SRE Group Ltd.	19,051
98,000	Stella International Holdings Ltd.	224,930
55,000	Stelux Holdings International Ltd.	10,496
204,000	Success Universe Group Ltd.(b)	5,077
16,000	Sun Hing Vision Group Holdings Ltd.	5,570
305,054	Sun Hung Kai & Co. Ltd.	160,486
1,430,000	Sun Innovation Holdings Ltd.(b)	23,418
566,000	Sunwah Kingsway Capital Holdings Ltd.	10,947
1,347,000	Superb Summit International Timber Co. Ltd.(b)	20,321
60,000	Sustainable Forest Holdings Ltd.	1,191
96,000	Symphony Holdings Ltd.	4,828
24,000	Tack Hsin Holdings(b)	6,777
302,000	TAI Cheung Holdings Ltd.(c)	198,600
174,000	Tak Sing Alliance Holdings Ltd.	14,135

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

HONG KONG (continued)
720,000	Talent Property Group Ltd.(b)	$30,173
6,000	Tan Chong International Ltd.	1,470
296,000	TCC International Holdings Ltd.	107,251
367,000	TCL Communication Technology Holdings Ltd.	168,941
152,000	TCL Multimedia Technology Holdings Ltd.(b)	55,663
97,000	Techtronic Industries Co.	107,815
61,000	Television Broadcasts Ltd.	355,131
108,000	Texhong Textile Group Ltd.	25,902
272,000	Texwinca Holdings Ltd.	298,469
185,800	Tian An China Investment Co. Ltd.	94,873
106,000	Tianjin Development Holdings Ltd.(b)	57,816
730,000	Tianjin Port Development Holdings Ltd.	102,601
8,000	Tianyi Fruit Holdings Ltd.(b)	1,774
2,380,000	Titan Petrochemicals Group Ltd.(b)	88,997
218,000	Tom Group Ltd.(b)	20,239
256,252	Tomson Group Ltd.	67,736
1,740,000	Tongda Group Holdings Ltd.	50,482
276,000	Town Health International Investments Ltd.	35,589
203,000	Towngas China Co. Ltd.	117,267
240,000	TPV Technology Ltd.	61,274
154,000	Tradelink Electronic Commerce Ltd.	19,460
87,600	Transport International Holdings Ltd.	187,279
82,000	Trinity Ltd.	65,978
204,000	Truly International Holdings Ltd.	35,248
128,000	TSC Group Holdings Ltd.(b)	17,660
20,000	Tse Sui Luen Jewellery International Ltd.	15,164
194,000	Tysan Holdings Ltd.(c)	34,771
1,230,000	United Energy Group Ltd.(b)	228,386
102,000	United Laboratories International Holdings Ltd. (The)	64,446
230,000	Universal Technologies Holdings Ltd.	14,829
84,000	Value Convergence Holdings Ltd.(b)	8,015
277,000	Value Partners Group Ltd.	162,515
188,000	Varitronix International Ltd.	79,754
348,000	Vedan International Holdings Ltd.	21,988
112,402	Victory City International Holdings Ltd.	11,595
20,000	Vinda International Holdings Ltd.	24,370
244,000	Vitasoy International Holdings Ltd.	184,684
404,000	VODone Ltd.	58,345
26,000	VST Holdings Ltd.(b)	3,956

Shares		Value

HONG KONG (continued)
51,000	VTech Holdings Ltd.	$531,682
2,000,580	Wah Nam International Holdings Ltd.(b)	128,981
1,640,000	Wang On Group Ltd.	14,168
136,000	Wasion Group Holdings Ltd.	54,714
64,000	Water Oasis Group Ltd.	10,811
96,000	Win Hanverky Holdings Ltd.	9,036
29,495	Wing Hang Bank Ltd.	271,929
77,000	Wing On Co. International Ltd.(c)	154,888
230,000	Wing Tai Properties Ltd.(c)	76,515
254,000	Winteam Pharmaceutical Group Ltd.(b)	41,922
838,000	Xinyi Glass Holdings Ltd.	495,973
96,500	XTEP International Holdings	31,730
230,000	Yeebo International Holdings(c)	38,554
45,000	YGM Trading Ltd.	114,077
1,733,500	Yingde Gases Group Co.	2,000,545
162,000	Yip’s Chemical Holdings Ltd.	122,200
1,436,200	Yuexiu Property Co. Ltd.	246,302
230,191	Yuexiu Transport Infrastructure Ltd.	99,731
906,000	Yugang International Ltd.	5,023

		57,371,913

HUNGARY — 0.0%
2,915	Egis Pharmaceuticals Plc	214,052
40	EMASZ Rt	2,649
28,924	FHB Mortgage Bank Plc(b)	65,698
57	Fotex Holding SE Co. Ltd.(b)	75
28,929	Magyar Telekom Telecommunications Plc	68,795
5,822	Richter Gedeon Nyrt	957,513

		1,308,782

INDIA — 1.0%
355	3M India Ltd.(b)	25,764
18,184	ABB Ltd.	300,204
7,510	ABG Shipyard Ltd.(b)	58,909
25,816	ACC Ltd.	622,988
176,085	Adani Power Ltd.(b)	285,076
25,742	Aditya Birla Nuvo Ltd.(c)	426,022
6,786	AIA Engineering Ltd.(b)	39,993
3,521	AKZO Nobel India Ltd.	57,111
20,592	Alembic Pharmaceutical Ltd.(b)	15,888
36,030	Allahabad Bank	117,720
810	Allcargo Global Logistics Ltd.	2,289
188,105	Alok Industries Ltd.	76,277
185,329	Amara Raja Batteries Ltd.(c)	810,170
290,951	Ambuja Cements Ltd.(c)	947,084
29,480	Amtek Auto Ltd.	64,719
35,532	Andhra Bank	73,227
291	Apar Industries Ltd.(b)	736
149,371	Apollo Hospitals Enterprise Ltd.(c)	1,813,025
43,566	Apollo Tyres Ltd.	63,836

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

INDIA (continued)
110,372	Arvind Ltd.(b)	$215,409
719,185	Ashok Leyland Ltd.(b)	396,355
77,677	Aurobindo Pharma Ltd.(b)	180,662
612	Aventis Pharma Ltd.	28,563
422,124	Bajaj Electricals Ltd.(c)	1,484,627
7,450	Bajaj Finance Ltd.	113,102
20,488	Bajaj Finserv Ltd.	186,130
224,250	Bajaj Hindusthan Ltd.	157,603
32,171	Bajaj Holdings and Investment Ltd.(c)	436,386
12,115	Balkrishna Industries Ltd.	46,321
189,807	Ballarpur Industries Ltd.	89,251
2,239	Balmer Lawrie & Co. Ltd.	23,780
4,339	BASF India Ltd.	44,237
3,947	Bata India Ltd.	54,872
9,632	BEML Ltd.(b)	103,304
780,650	Berger Paints India Ltd.(c)	1,528,302
2,434	Bharat Electronics Ltd.(b)	69,178
39,760	Bharat Forge Ltd.(b)	234,081
6,372	Bharat Petroleum Corp. Ltd.	73,733
60,760	Bhushan Steel Ltd.	435,808
19,899	Biocon Ltd.	106,648
11,513	Birla Corp. Ltd.(c)	62,868
1,274	Blue Dart Express Ltd.	43,139
4,107	Bombay Rayon Fashions Ltd.(b)	21,733
155	Bosch Ltd.	22,727
10,113	Britannia Industries Ltd.	92,765
459	Cadila Healthcare Ltd.	6,142
15,431	Canara Bank	146,711
7,476	Carborundum Universal Ltd.	22,279
29,868	Century Plyboards India Ltd.(b)	32,136
18,212	Century Textile & Industries Ltd.	103,003
6,433	CESC Ltd.	32,767
38,402	Chambal Fertilizers & Chemicals Ltd.	65,900
9,705	Cholamandalam Investment and Finance Co. Ltd.	30,040
1,594	Clariant Chemicals India Ltd.	19,923
1,522	CMC Ltd.	27,911
10,128	Colgate Palmolive India Ltd.	205,510
3,187	Consolidated Construction Consortium Ltd.	1,096
25,373	Coromandel International Ltd.	136,166
85,111	CRISIL Ltd.(c)	1,555,735
60,376	Crompton Greaves Ltd.	162,830
17,092	Cummins India Ltd.	145,132
128,260	Dabur India Ltd.	244,354
2,774	Dalmia Bharat Enterprises Ltd.	7,277
6,484	DB Corp. Ltd.	25,335
54,708	DB Realty Ltd.(b)	68,599
12,425	Deepak Fertilizers & Petrochemicals Corp. Ltd.	34,690
120,805	Dish TV India Ltd.(b)	152,457
3,236	Divi’s Laboratories Ltd.	51,402

Shares		Value

INDIA (continued)
80,935	Edelweiss Financial Services Ltd.	$54,099
4,564	Eicher Motors Ltd.	154,287
25,575	EID Parry India Ltd.	107,250
13,381	EIH Ltd.	23,991
1,898	Elder Pharmaceuticals Ltd.	13,230
189,598	Emami Ltd.(b)(c)	1,353,203
195	Escorts Ltd.	321
20,708	Essar Ports Ltd.(b)	25,254
31,009	Essar Shipping Ltd.(b)	19,159
36,761	Exide Industries Ltd.	98,584
4,776	FDC Ltd. India	7,911
60,849	Federal Bank Ltd.(b)(c)	490,902
6,289	Federal-Mogul Goetze India Ltd.(b)	30,679
3,815	Financial Technologies India Ltd.(b)	55,692
505,954	Fortis Healthcare Ltd.(b)(c)	1,071,871
9,586	Future Capital Holdings Ltd.(b)	25,455
29,363	Gammon India Ltd.	30,880
396	Ganesh Housing Corp. Ltd.	929
32,742	Gateway Distriparks Ltd.	86,019
4,492	Geojit BNP Paribas Financial Services Ltd.	1,663
1,177	Gillette India Ltd.	45,393
22,442	Gitanjali Gems Ltd.(b)	140,838
3,418	GlaxoSmithKline Consumer Healthcare Ltd.	177,999
7,102	GlaxoSmithKline Pharmaceuticals Ltd.(c)	278,658
14,696	Glenmark Pharmaceuticals Ltd.(b)	87,709
273	Godfrey Phillips India Ltd.	15,957
30,654	Godrej Consumer Products Ltd.	276,286
23,771	Godrej Industries Ltd.	97,281
4,689	Godrej Properties Ltd.	62,514
3,081	Gokul Refoils & Solvent Ltd.	4,938
50,128	Great Eastern Shipping Co. Ltd. (The)(c)	235,864
17,225	Greaves Cotton Ltd.	30,047
2,596	Grindwell Norton Ltd.	12,359
3,202	Gruh Finance Ltd.	38,638
15,133	Gujarat Alkalies & Chemicals(b)	41,532
8,892	Gujarat Flourochemicals Ltd.	87,652
8,789	Gujarat Gas Co. Ltd.	69,377
29,561	Gujarat Mineral Development Corp. Ltd.(b)	107,226
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	45,794
538,756	Gujarat Pipavav Port Ltd.(c)	640,689
16,929	Gujarat State Fertilisers & Chemicals(b)	128,478
52,661	Gujarat State Petronet Ltd.(b)	88,771
3,304	Gulf Oil Corp Ltd.(b)	4,434
6,229	Havells India Ltd.	60,589
2,793	HBL Power Systems Ltd.(b)	935
27,483	HeidelbergCement India Ltd(b)	18,870

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

INDIA (continued)
18,832	Hexa Tradex Ltd.(b)(c)(d)	$13,330
137,134	Hexaware Technologies Ltd.	235,051
4,530	Himadri Chemicals & Industries(b)	3,917
375	Hinduja Ventures Ltd.	2,701
248,507	Hindustan Construction Co.	118,612
4,729	Hindustan Petroleum Corp. Ltd.(b)	28,229
430	Honeywell Automation India Ltd.	20,206
15,443	HSIL Ltd.	40,431
16,049	HT Media Ltd.	45,036
1,883	HTMT Global Solutions Ltd.(b)(c)	12,272
56,473	ICRA Ltd.(c)	1,079,320
94,790	IDBI Bank Ltd.	194,392
222,476	Idea Cellular Ltd.(b)	429,024
85,322	India Infoline Ltd.	92,319
29,515	Indiabulls Financial Services Ltd.	108,223
20,989	Indian Bank	93,728
230,293	Indian Hotels Co. Ltd.(c)	306,467
29,466	Indian Overseas Bank	52,174
10,119	Indraprastha Gas Ltd.(b)	73,173
45,438	IndusInd Bank Ltd.	268,245
1,734	Info Edge India Ltd.(b)	21,915
16,196	Infotech Enterprises Ltd.	44,220
475,747	Infrastructure Development Finance Co. Ltd.	1,280,654
40,792	ING Vysya Bank Ltd.(c)	276,787
2,118	Ingersoll-Rand India Ltd.	19,634
290,282	Ipca Laboratories Ltd.(c)	1,752,142
21,385	IRB Infrastructure Developers Ltd.(b)	75,580
16,485	Jagran Prakashan Pvt Ltd.(b)	32,340
16,998	Jai Corp. Ltd.	27,107
15,000	Jain Irrigation Systems Ltd.	28,926
750	Jain Irrigation Systems Ltd. - DVR(b)	555
2,507	Jaiprakash Power Ventures Ltd.(b)	2,233
7,028	Jammu & Kashmir Bank Ltd.(b)(c)	117,903
9,049	Jet Airways India Ltd.(b)	45,799
6,226	Jindal Poly Films Ltd.	26,820
94,163	Jindal Saw Ltd.(c)	272,805
6,613	JSL Stainless Ltd.(b)	10,017
98,703	Jubilant Foodworks Ltd.	1,883,831
986	Jubilant Industries Ltd.	4,222
5,000	Jubilant Organosys Ltd.(b)	17,514
4,006	Jyothy Laboratories Ltd.	13,291
90,563	Kakinada Fertilizers Ltd.(c)(d)	20,532
7,830	Kalpataru Power Transmission Ltd.(b)	16,366
93,172	Karnataka Bank Ltd.	163,185
1,762	Karur Vysya Bank Ltd.	13,337
12,238	KPIT Cummins Infosystems Ltd.	36,483

Shares		Value

INDIA (continued)
3,316	KSB Pumps Ltd.	$12,202
1,091	Lakshmi Machine Works Ltd.	35,051
109,325	LIC Housing Finance Ltd.	554,972
15,690	Lupin Ltd.(b)	150,728
1,301	Madhucon Projects Ltd.	1,539
21,876	Madras Cements Ltd.	51,742
11,875	Maharashtra Seamless Ltd.	81,464
9,910	Mahindra & Mahindra Financial Services Ltd.	141,039
294	Mahindra Lifespace Developers Ltd.	1,719
3,619	Manaksia Ltd.(b)	3,835
60,692	Mangalore Refinery & Petrochemicals Ltd.(b)	75,121
60,461	Marico Ltd.	185,620
39,550	MAX India Ltd.(b)	130,100
1,025	Merck Ltd.(b)	12,715
16,192	Monnet Ispat & Energy Ltd.	156,926
31,324	Motherson Sumi Systems Ltd.	103,484
13,466	Mphasis Ltd.	102,796
134,813	Nagarjuna Construction Co.(b)	155,139
82,330	Nagarjuna Oil Refinery Ltd.(c)(d)	18,666
104,110	National Aluminium Co. Ltd.	120,439
16,197	NIIT Technologies Ltd.	68,480
38,070	OMAXE Ltd.(b)	114,761
16,334	Opto Circuits India Ltd.(b)	78,424
6,434	Oracle Financial Sevices Software Ltd.(b)	258,245
21,487	Orchid Chemicals & Pharmaceuticals Ltd.	73,267
8,317	Orient Paper & Industries Ltd.	8,646
36,385	Oriental Bank of Commerce	187,794
55	Orissa Minerals Development Co. Ltd.	39,613
14,725	Oswal Chemical & Fertilizers(b)	15,069
20,478	Page Industries Ltd.(c)	1,020,670
2,204	Panacea Biotec Ltd.(b)	3,878
10,933	Patni Computer Systems Ltd.(b)	103,006
3,860	Peninsula Land Ltd.(b)	2,904
104,278	Petronet LNG Ltd.	347,347
1,595	Pfizer Ltd.	38,437
4,125	Phoenix Mills Ltd.	15,154
285,156	Pidilite Industries Ltd.(c)	777,987
50,534	Pipavav Defence & Offshore Engineering Co. Ltd.(b)	73,381
7,053	Plethico Pharmaceuticals Ltd.	52,215
40,716	Prism Cement Ltd.(b)	35,244
1,195	Procter & Gamble Hygiene & Health Care Ltd.	44,764
60,577	PTC India Ltd.	59,848
306,163	Radico Khaitan Ltd.(c)	691,026
14,719	Rain Commodities Ltd.	9,972
24,971	Rajesh Exports Ltd.(b)	66,689
687,192	Rallis India Ltd.(c)	1,821,347
19,421	Ranbaxy Laboratories Ltd.	176,574
22,060	Raymond Ltd.	152,339

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

INDIA (continued)
49,404	Redington India Ltd.	$78,335
53,752	REI Agro Ltd.(b)	15,980
16,026	Rolta India Ltd.	25,622
87,447	Ruchi Soya Industries Ltd.	167,218
21,104	Rural Electrification Corp. Ltd.(b)	81,309
3,688	Sadbhav Engineering Ltd.(b)	9,924
14,299	Satyam Computer Services Ltd.(b)	21,241
2,527	Shoppers Stop Ltd.	14,964
223,438	Shree Renuka Sugars Ltd.	171,945
57,652	Shriram Transport Finance Co. Ltd.	679,709
441,941	Sintex Industries Ltd.	719,512
3,876	SKF India Ltd.	47,610
104	Solar Industries India Ltd.	1,668
426,240	South Indian Bank Ltd.	198,702
9,422	Spice Mobility Ltd.	15,406
9,842	SRF Ltd.	54,072
3,969	State Bank of Bikaner & Jaip	29,150
8,719	Sun TV Network Ltd.(b)	53,792
4,547	Sundaram Finance Ltd.(c)	52,413
6,405	Supreme Industries Ltd.	22,689
38,891	Syndicate Bank	75,863
7,242	Tamilnadu Newsprint & Papers Ltd.(b)	13,621
32,487	Tata Chemicals Ltd.	224,278
4,726	Tata Investment Corp. Ltd.	41,979
99,640	Tata Tea Ltd.(b)	217,134
7,182	Tech Mahindra Ltd.	94,704
14,853	Time Technoplast Ltd.(b)	14,674
10,567	Timken India Ltd.	41,428
348	Titagarh Wagons Ltd.	2,860
45,835	Titan Industries Ltd.	188,179
71,590	Torrent Pharmaceuticals Ltd.(c)	799,587
25,014	Torrent Power Ltd.	104,670
566	Transport Corp. of India Ltd.	768
2,157	Trent Ltd.	38,215
29,890	Triveni Turbine Ltd.	23,606
697	TTK Prestige Ltd.	33,416
15,066	Tube Investments of India	36,260
10,645	Uflex Ltd.	28,515
13,600	Unichem Laboratories Ltd.	39,016
94,287	Union Bank of India	435,156
2,018	United Breweries Holdings Ltd.	3,190
22,486	United Breweries Ltd.	186,318
43,389	United Phosphorus Ltd.(b)	129,522
3,775	United Spirits Ltd.	51,012
1,120	Vardhman Special Steels Ltd.(c)(d)	476
5,603	Vardhman Textiles Ltd.	22,239
23,739	Videocon Industries Ltd.	84,067
11,180	VIP Industries Ltd.	25,505
902	VST Industries Ltd.	21,984
1,793	WABCO India Ltd.	48,719
15,809	Wockhardt Ltd.(b)	121,001

Shares		Value

INDIA (continued)
548	Wyeth Ltd.	$8,835
31,014	Yes Bank Ltd.	207,272
180,211	Zee Entertainment Enterprises Ltd.	466,154
14,226	Zee Learn Ltd.(b)	4,100
4,219	Zensar Technologies Ltd.	14,817
621	Zuari Industries Ltd.	5,625
68,526	Zydus Wellness Ltd.(c)	572,933

		46,522,609

INDONESIA — 0.4%
99,000	Adhi Karya Tbk PT	7,598
5,429,000	AKR Corporindo Tbk PT	2,204,210
790,000	Aneka Tambang Tbk PT	165,206
77,000	Asahimas Flat Glass Tbk PT	59,099
165,500	Astra Agro Lestari Tbk PT	379,232
42,411,000	Bakrie & Brothers Tbk PT(b)	235,879
9,710,000	Bakrie Sumatera Plantations Tbk PT	313,226
9,876,000	Bakrie Telecom Tbk PT(b)	280,131
6,953,500	Bakrieland Development Tbk PT(b)	105,965
659,666	Bank Bukopin Tbk PT	45,494
505,316	Bank Danamon Indonesia Tbk PT	254,344
3,011,250	Bank Pan Indonesia Tbk PT(b)	284,712
13,000	Bank Permata Tbk PT(b)	1,996
802,000	Bank Tabungan Negara Tbk PT	107,052
107,500	Bank Tabungan Pensiunan Nasional Tbk PT(b)	42,450
312,500	Barito Pacific Tbk PT(b)	26,766
91,000	Bayan Resources Tbk PT	180,178
4,004,000	Bhakti Investama Tbk PT	120,254
223,000	Bisi International PT	22,573
560,000	Budi Acid Jaya Tbk PT	15,573
2,663,600	Bumi Serpong Damai PT	311,099
4,958,000	Central Proteinaprima Tbk PT(b)(c)(d)	29,230
1,417,500	Charoen Pokphand Indonesia Tbk PT	394,188
5,595,500	Ciputra Development Tbk PT	354,776
238,000	Ciputra Surya Tbk PT	22,238
479,000	Citra Marga Nusaphala Persada Tbk PT	87,382
11,917,500	Darma Henwa Tbk PT(b)	111,354
393,500	Elnusa Tbk PT	10,724
25,671,500	Energi Mega Persada Tbk PT(b)	562,546
36,500	Fajar Surya Wisesa Tbk PT	16,240
947,000	Gajah Tunggal Tbk PT	305,484
2,161,000	Global Mediacom Tbk PT	266,820
994,500	Gozco Plantations Tbk PT	30,974
1,626,500	Hexindo Adiperkasa Tbk PT(c)	1,736,863
1,387,000	Holcim Indonesia Tbk PT	343,279
28,500	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	4,058
182,000	Indika Energy Tbk PT	49,600

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

INDONESIA (continued)
28,500	Indo Tambangraya Megah Tbk PT	$116,346
1,221,000	Indofood Sukses Makmur Tbk PT	651,924
396,000	Indosat Tbk PT	240,067
11,500	Inovisi Infracom Tbk PT(b)	7,227
417,000	Intiland Development Tbk PT(b)	11,596
379,500	Japfa Comfeed Indonesia Tbk PT	173,076
561,000	Jasa Marga Tbk PT	273,012
2,159,500	Kalbe Farma Tbk PT	846,745
12,459,500	Kawasan Industri Jababeka Tbk PT(b)	255,011
13,416,750	Lippo Karawaci Tbk PT	999,914
1,437,300	Matahari Putra Prima Tbk PT	147,087
893,000	Mayora Indah Tbk PT(c)	1,410,523
291,500	Medco Energi Internasional Tbk PT	75,388
9,716,500	Media Nusantara Citra Tbk PT	1,459,096
272,000	Mitra Adiperkasa Tbk PT	172,458
1,688,500	Mitra International Resources Tbk PT(b)(c)(d)	30,051
311,500	Pakuwon Jati Tbk PT(b)	27,373
2,139,500	Panin Financial Tbk PT(b)	34,984
705,500	Panin Insurance Tbk PT	36,099
895,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	241,556
827,000	Polychem Indonesia Tbk PT(b)	52,435
1,383,000	Ramayana Lestari Sentosa Tbk PT	113,840
77,500	Resource Alam Indonesia Tbk PT	59,914
4,472,000	Sampoerna Agro Tbk PT	1,566,941
95,500	Semen Gresik Persero Tbk PT	120,039
5,073,500	Sentul City Tbk PT(b)	138,266
117,500	Sinar Mas Agro Resources & Technology Tbk PT(c)	71,885
5,000	Sinar Mas Multiartha Tbk PT	2,280
1,762,000	Summarecon Agung Tbk PT	235,195
45,000	Surya Citra Media Tbk PT	46,552
41,500	Tambang Batubara Bukit Asam Tbk PT	93,017
294,000	Tiga Pilar Sejahtera Food Tbk(b)	15,534
1,562,000	Timah Tbk PT	326,647
410,000	Trada Maritime Tbk PT	43,782
4,875,000	Truba Alam Manunggal Engineering PT(b)	27,113
1,152,000	Tunas Baru Lampung Tbk PT	76,885
539,500	Tunas Ridean Tbk PT	42,008
1,155,500	Wijaya Karya PT	91,258
70,500	XL Axiata Tbk PT	35,093

		19,857,010

IRELAND — 0.3%
109,408	Aer Lingus(b)	124,935

Shares		Value

IRELAND (continued)
145,019	Beazley Plc	$320,386
154,534	C&C Group Plc	635,520
22,410	DCC Plc(b)	540,830
72,554	Elan Corp. Plc(b)	967,070
11,035	FBD Holdings Plc	101,040
722,809	Glanbia Plc(b)(c)	4,557,148
20,140	Governor & Co. of The Bank of Ireland (The)	3,003
47,500	Grafton Group Plc	167,073
222,418	Greencore Group Plc(b)(c)	219,053
20,066	IFG Group Plc	29,397
30,109	Independent News & Media Plc(b)	8,664
6,355	Irish Continental Group Plc	122,196
156,642	James Hardie Industries SE	1,179,060
291,661	Kenmare Resources Plc(b)	222,799
32,666	Kerry Group Plc - Class A(b)	1,200,032
6,121	Kingspan Group Plc(e)	57,183
84,255	Kingspan Group Plc(b)(e)	787,115
12,329	Paddy Power Plc(b)	683,457
80,334	Smurfit Kappa Group Plc(b)	672,515
132,882	United Drug Plc	338,940

		12,937,416

ISLE OF MAN — 0.0%
4,535	Hansard Global Plc	10,648

ISRAEL — 1.7%
6,904	Africa Israel Investments Ltd.(b)	24,321
4,663	Airport City Ltd.(b)	20,076
925	Alon Holdings Blue Square Ltd.	3,698
625	AL-ROV Israel Ltd.(b)	13,568
640	Alvarion Ltd.(b)	763
16,296	AudioCodes Ltd.(b)	68,376
28	Bayside Land Corp.	6,091
1,289	Biocell Ltd.(b)	7,610
175	Ceragon Networks Ltd.(b)	1,470
1,203,000	Check Point Software Technologies Ltd.(b)	67,716,870
49,365	Clal Industries & Investments Ltd.	240,905
6,999	Clal Insurance Enterprise Holdings Ltd.	106,507
6,078	Compugen Ltd.(b)	31,935
13,567	Delek Automotive Systems Ltd.	88,616
176	Delta-Galil Industries Ltd.	1,130
692	DS Apex Holdings Ltd.	3,052
25,329	El Al Israel Airlines(b)	4,150
905	Electra Ltd.	75,704
1	Electra Real Estate Ltd.(b)	2
509	Equital Ltd.(b)	4,603
205	Evogene Ltd.(b)	834
4,175	EZchip Semiconductor Ltd.(b)	137,354
15,405	First International Bank of Israel Ltd.(b)	153,651
3,427	Formula Systems (1985) Ltd.	53,524
26,484	Frutarom Industries Ltd.	237,608

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

ISRAEL (continued)
1,557	Gilat Satellite Networks Ltd.(b)	$6,275
4,055	Given Imaging Ltd.(b)	74,885
232	Golf & Co. Ltd.	889
1,279	Hadera Paper Ltd.(b)	53,290
3,385	Harel Insurance Investments & Finances Ltd.	126,742
9,063	Hot Telecommunication System Ltd.(b)	111,660
270	Industrial Buildings Corp.	433
154,847	Israel Discount Bank Ltd. - Class A(b)	223,057
477	Ituran Location & Control Ltd.	6,262
590	Jerusalem Oil Exploration(b)	10,435
5,171	Kamada Ltd.(b)	29,298
89	Maabarot Products Ltd.	762
2,220	Magic Software Enterprises Ltd.(b)	13,759
9,868	Matrix IT Ltd.	50,266
1,459	Melisron Ltd.	26,588
8,990	Mellanox Technologies Ltd.(b)	326,516
3,805	Menorah Mivtachim Holdings Ltd.(b)	29,134
158,600	Migdal Insurance & Financial Holding Ltd.	233,550
1,673	Mivtach Shamir Holdings Ltd.(c)(d)	46,903
61,197	Mizrahi Tefahot Bank Ltd.	535,796
6,077	Naphtha Israel Petroleum Corp. Ltd.(b)	21,797
736	Neto ME Holdings Ltd.	29,977
26,957	Nice Systems Ltd.(b)	973,312
160,000	Nice Systems Ltd. - ADR(b)	5,753,600
645	Nitsba Holdings 1995 Ltd.(b)	5,501
628,921	Oil Refineries Ltd.(b)	373,646
8,208	Osem Investments Ltd.	125,015
2,872	Paz Oil Co. Ltd.	384,775
7,123	Phoenix Holdings Ltd. (The)	19,075
1,121	Plasson Industries Ltd.	26,888
3,287	RADVision Ltd.(b)	26,574
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	26,083
7,504	REIT 1 Ltd.	13,405
1,644	Retalix Ltd.(b)	28,844
6,910	Scailex Corp. Ltd.	31,044
68,879	Shikun & Binui Ltd.	120,758
13,900	Shufersal Ltd.	52,118
6,039	Strauss Group Ltd.(b)	74,242
220	Suny Electronics Inc., Ltd.(b)	666
23,516	Tower Semiconductor Ltd.(b)	17,252
2,074	Union Bank of Israel(b)	6,402

		79,019,892

ITALY — 0.3%
113,237	A2A SpA	107,757
3,048	ACEA SpA	18,850
2,255	AcegasAps SpA	10,619

Shares		Value

ITALY (continued)
320,040	Aedes SpA(b)	$25,076
3,675	Aeroporto di Venezia Marco Polo SpA - SAVE	33,097
3,797	Alerion Cleanpower SpA	20,492
27,658	Amplifon SpA	124,452
33,817	Arnoldo Mondadori Editore SpA	61,397
5,010	Ascopiave SpA	9,332
9,416	Astaldi SpA	62,199
8,828	Autogrill SpA	96,710
6,866	Azimut Holding SpA	58,332
184,358	Banca Carige SpA	364,375
16,412	Banca Generali SpA	184,514
1,325	Banca IFIS SpA	7,040
1,076,301	Banca Monte Dei Paschi di Siena SpA	408,417
54,236	Banca Piccolo Credito Valtellinese Scarl	150,399
50,553	Banca Popolare Dell’Emilia Romagna Scrl	379,230
22,576	Banca Popolare dell’Etruria e del Lazio(b)	37,533
73,244	Banca Popolare di Sondrio Scarl	609,329
34,098	Banca Profilo SpA	13,291
6,411	Banco di Desio e della Brianza SpA	24,403
3,334	Basicnet SpA	8,556
28,197	Benetton Group SpA	149,376
7,670	Biesse SpA(b)	35,616
13,563	Brembo SpA	147,073
186,475	Brioschi Sviluppo Immobiliare SpA(b)	18,806
83,865	Buongiorno SpA(b)	114,197
6,093	Buzzi Unicem SpA(b)	64,636
4,217	Caltagirone Editore SpA	5,157
22,475	Cementir Holding SpA	50,183
389,606	CIR-Compagnie Industriali Riunite SpA	620,210
11,564	Credito Artigiano SpA	13,387
2,627	Credito Bergamasco SpA	66,766
17,787	Credito Emiliano SpA	73,521
13,731	Danieli & Co. SpA	341,793
4,885	Datalogic SpA	36,741
93,104	Davide Campari-Milano SpA	620,490
50,118	DeA Capital SpA(b)	90,534
23,657	Delclima(b)	16,401
23,657	De’Longhi SpA	233,011
9,154	DiaSorin SpA	277,194
7,151	EEMS Italia SpA(b)	5,631
1,977	EI Towers(b)	43,497
4,610	Elica SpA	4,740
1,550	Engineering Ingegneria Informatica SpA	45,598
17,090	ERG SpA	195,378
5,852	Esprinet SpA	28,246
15,793	Eurotech SpA(b)	27,496

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

ITALY (continued)
17,484	Falck Renewables SpA	$17,713
41,490	Finmeccanica SpA	186,691
60,391	Fondiaria-Sai SpA(b)	55,928
457,280	Gemina SpA(b)	378,624
10,615	Geox SpA	35,212
21,520	Gruppo Editoriale L’Espresso SpA	29,782
36,690	Hera SpA	51,352
36,611	Immobiliare Grande Distribuzione REIT	36,874
182,644	IMMSI SpA	145,972
15,907	Impregilo SpA	54,556
9,131	Indesit Co. SpA	52,624
3,035	Industria Macchine Automatiche SpA	56,016
12,364	Intek SpA	6,146
32,568	Interpump Group SpA	241,544
42,806	Iren SpA	39,782
23,954	Italcementi SpA	179,224
2,909	Italmobiliare SpA	71,155
40,005	Juventus Football Club SpA(b)	7,923
198,830	KME Group SpA	80,130
12,807	Lottomatica SpA(b)	214,427
29,519	Maire Tecnimont SpA	29,403
8,217	Marcolin SpA	38,264
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	97,236
66,297	Mediaset SpA	195,812
53,993	Mediobanca SpA	317,390
6,444	Mediolanum SpA	27,664
145,710	Milano Assicurazioni SpA(b)	44,885
7,534	Nice SpA	24,538
635,716	Parmalat SpA	1,204,077
70,369	Piaggio & C SpA	186,853
134,537	Pirelli & C SpA	1,244,181
18,004	Poltrona Frau SpA(b)	20,194
52,483	Prelios SpA(b)	6,130
96,013	Premafin Finanziaria SpA(b)	30,141
11,421	Prysmian SpA	171,502
24,153	RCS Mediagroup SpA(b)	21,641
30,604	Recordati SpA	242,390
125,022	Reno de Medici SpA(b)	22,241
490	Reply SpA	10,351
10,919	Retelit SpA(b)	4,713
29	Sabaf SpA	491
82	SAES Getters SpA	763
6,343	Safilo Group SpA(b)	45,301
39,438	Saras SpA(b)	53,960
11,347	Screen Service Broadcasting Technologies SpA	5,551
159,274	Seat Pagine Gialle SpA(b)	8,646
18,549	Snai SpA(b)	43,261
7,834	Societa Cattolica di Assicurazioni Scrl	151,454
3,795	Societa Iniziative Autostradali e Servizi SpA	27,104

Shares		Value

ITALY (continued)
471	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	$12,938
3,079	Socotherm SpA(b)(c)(d)	0
15,879	Sogefi SpA	44,490
12,888	SOL SpA	68,545
60,496	Sorin SpA(b)	109,676

6,138	Tamburi Investment Partners SpA	11,642
331,025	Telecom Italia Media SpA(b)	69,539
20,102	Tiscali SpA(b)	936
3,433	Tod’s SpA	308,049
4,797	Trevi Finanziaria SpA	36,707
6,610	Uni Land SpA(b)(c)(d)	4,358

95,526	Unione di Banche Italiane SCPA	438,832
110,046	Unipol Gruppo Finanziario SpA(b)	27,537
2,770	Vianini Lavori SpA	12,102
10,354	Vittoria Assicurazioni SpA	48,757
13,735	Yoox SpA(b)	155,406
10,167	Zignago Vetro SpA	62,239

		13,770,643

JAPAN — 5.4%
8,000	77 Bank Ltd. (The)	36,736
4,700	A&D Co. Ltd.	15,601
779	Accordia Golf Co. Ltd.	601,982
58,000	Achilles Corp.	85,227
56,800	ADEKA Corp.	564,870
10,900	Aderans Co. Ltd.(b)	131,281
7,200	Advan Co. Ltd.	70,186
28,600	Advantest Corp.	328,326
4,300	Aeon Delight Co. Ltd.	88,290
2,200	Aeon Fantasy Co. Ltd.	38,302
800	Agrex, Inc.	7,935
8,600	Ahresty Corp.	44,230
11,600	Ai Holdings Corp.	50,071
22,400	Aica Kogyo Co. Ltd.	313,283
3,100	Aichi Bank Ltd. (The)	187,903
4,500	Aichi Corp.	20,428
38,000	Aichi Machine Industry Co. Ltd.	143,086
84,000	Aichi Steel Corp.	458,462
9,000	Aichi Tokei Denki Co. Ltd.	33,298
38,100	Aida Engineering Ltd.	187,951
6,700	Aigan Co. Ltd.	32,436
2,800	Ain Pharmaciez, Inc.	128,391
7,400	Aiphone Co. Ltd.	148,641
38,000	Air Water, Inc.	500,551
5,200	Airport Facilities Co. Ltd.	23,537
3,700	Airtech Japan Ltd.	18,495
13,400	Aisan Industry Co. Ltd.	117,263
7,400	Akebono Brake Industry Co. Ltd.	37,379
76,000	Akita Bank Ltd. (The)	229,336
2,100	Alconix Corp.	47,665

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
7,400	Alfresa Holdings Corp.	$324,272
79,500	Allied Telesis Holdings KK	76,141
11,100	Alpen Co. Ltd.	214,515
3,200	Alpha Corp.	39,297
2,800	Alpha Systems, Inc.	44,707
30,200	Alpine Electronics, Inc.	380,373
86,600	Alps Electric Co. Ltd.	669,213
5,800	Altech Co. Ltd.	16,817
1,500	Altech Corp.	12,634
83,000	Amada Co. Ltd.	573,878
16,800	Amano Corp.	150,984
5	Amiyaki Tei Co. Ltd.	12,798
3,500	Amuse, Inc.	46,379
61,000	Ando Corp.	96,838
13,000	Anest Iwata Corp.	57,649
31,000	Anritsu Corp.	369,299
12,400	AOC Holdings, Inc.	85,085
1,800	AOI Electronic Co. Ltd.	24,560
16,800	AOKI Holdings, Inc.	270,890
69,000	Aomori Bank Ltd. (The)	216,361
24,100	Aoyama Trading Co. Ltd.	433,496
10,600	Arakawa Chemical Industries Ltd.	96,515
25,000	Araya Industrial Co. Ltd.	42,312
8,700	Arc Land Sakamoto Co. Ltd.	158,773
17,638	Arcs Co. Ltd.	344,105
3,600	Argo Graphics, Inc.	49,688
180,800	Ariake Japan Co. Ltd.(c)	3,522,540
22,800	Arisawa Manufacturing Co. Ltd.	85,851
6,200	Arnest One Corp.	68,003
5,190	As One Corp.	111,195
4,000	Asahi Co. Ltd.	80,346
20,000	Asahi Diamond Industrial Co. Ltd.	256,888
6,850	Asahi Holdings, Inc.	144,154
13,000	Asahi Kogyosha Co. Ltd.	56,626
3,000	Asahi Net, Inc.	14,209
32,000	Asahi Organic Chemicals Industry Co. Ltd.	91,525
409,000	Asahi TEC Corp.(b)	171,713
23,000	Asanuma Corp.	21,727
12,400	Asatsu-DK, Inc.	345,222
31	Asax Co. Ltd.	37,418
24,000	Ashimori Industry Co. Ltd.(b)	35,896
29,000	Asics Corp.	328,733
18,000	ASKA Pharmaceutical Co. Ltd.	115,718
12,000	Asunaro Aoki Construction Co. Ltd.	68,171
10,300	Atom Corp.(b)	44,459
77,000	Atsugi Co. Ltd.	99,003
20,300	Autobacs Seven Co. Ltd.	938,828
1,300	Avex Group Holdings, Inc.	15,981
129,000	Awa Bank Ltd. (The)	873,314
47,000	Bando Chemical Industries Ltd.	178,208
3,000	Bank of Iwate Ltd. (The)	136,972
7,000	Bank of Kochi Ltd. (The)	7,715

Shares		Value

JAPAN (continued)
43,000	Bank of Nagoya Ltd. (The)	$150,630
15,100	Bank of Okinawa Ltd. (The)(c)	652,775
45,000	Bank of Saga Ltd. (The)	114,537
25,200	Bank of the Ryukyus Ltd.	324,671
8,100	Belc Co. Ltd.	131,670
20,200	Belluna Co. Ltd.	161,134
17,500	Best Denki Co. Ltd.(b)	44,542
297	Bic Camera, Inc.	171,451
500	BML, Inc.	11,828
2,100	Bookoff Corp.	19,149
27,000	Bunka Shutter Co. Ltd.	106,271
4,600	CAC Corp.	38,082
63,000	Calsonic Kansei Corp.	394,267
20	Can Do Co. Ltd.	22,488
8,600	Canon Electronics, Inc.	219,118
5,500	Canon Marketing Japan, Inc.	67,325
6,200	Capcom Co. Ltd.	137,470
1,900	Casio Computer Co. Ltd.	11,168
9,900	Cawachi Ltd.	210,287
137,000	Central Glass Co. Ltd.	663,251
2,000	Central Security Patrols Co. Ltd.	21,307
1,000	Central Sports Co. Ltd.	13,658
22,650	Century Tokyo Leasing Corp.	462,390
10,800	Chiba Kogyo Bank Ltd. (The)(b)	57,528
19,000	Chino Corp.	53,346
8,400	Chiyoda Co. Ltd.	157,927
41,000	Chiyoda Corp.	478,208
1,700	Chiyoda Integre Co. Ltd.	20,966
500	Chofu Seisakusho Co. Ltd.	12,766
46,000	Chori Co. Ltd.	57,938
12,400	Chubu Shiryo Co. Ltd.	81,669
40,000	Chuetsu Pulp & Paper Co. Ltd.	77,670
153,000	Chugai Mining Co. Ltd.(b)	36,132
28,000	Chugai Ro Co. Ltd.	101,758
61,000	Chugoku Bank Ltd. (The)	832,327
27,000	Chugoku Marine Paints Ltd.	171,805
44,000	Chukyo Bank Ltd. (The)	122,383
4,900	Chuo Denki Kogyo Co. Ltd.	26,036
7,000	Chuo Spring Co. Ltd.	25,899
25,100	Circle K Sunkus Co. Ltd.	432,384
69,200	Citizen Holdings Co. Ltd.	420,357
24,700	CKD Corp.	190,872
48,000	Clarion Co. Ltd.(b)	91,944
7,400	Cleanup Corp.	47,573
2,000	CMIC Holdings Co. Ltd.	30,228
11,700	CMK Corp.(b)	42,213
22,200	Coca-Cola Central Japan Co. Ltd.	296,796
7,600	Coca-Cola West Holdings Co. Ltd.	130,622
11,890	Cocokara Fine, Inc.	311,992
15,500	Colowide Co. Ltd.	120,795
4,100	Computer Engineering &Consulting Ltd.	19,580

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
4,400	Computer Institute of Japan Ltd.	$17,722
71,300	COMSYS Holdings Corp.	797,939
4,000	Co-Op Chemical Co. Ltd.(b)	6,665
8,600	Corona Corp.	143,183
7,000	Cosel Co. Ltd.	104,146
148,000	Cosmo Oil Co. Ltd.	431,068
3,500	Cosmos Pharmaceutical Corp.	164,622
2,700	Create Medic Co. Ltd.	28,268
5,300	CTI Engineering Co. Ltd.	35,046
23	Cybernet Systems Co. Ltd.	6,400
22,000	Dai Nippon Toryo Co. Ltd.	29,441
1,200	Daibiru Corp.	7,935
200,000	Daicel Corp.	1,254,264
9,000	Dai-Dan Co. Ltd.	65,298
17,000	Daido Kogyo Co. Ltd.	32,118
13,000	Daido Metal Co. Ltd.	149,410
109,000	Daido Steel Co. Ltd.	713,605
5,300	Daidoh Ltd.	48,258
8,150	Daiei, Inc. (The)(b)	29,191
21,000	Daihen Corp.	83,482
11,000	Daiho Corp.	17,751
22,000	Daiichi Jitsugyo Co. Ltd.	106,219
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	28,260
28,000	Dai-Ichi Kogyo Seiyaku Co. Ltd.	83,023
27,000	Daiken Corp.	85,371
19,000	Daiki Aluminium Industry Co. Ltd.	77,027
3,200	Daiko Clearing Services Corp.	11,420
1,000	Daikokutenbussan Co. Ltd.	29,126
148,000	Daikyo, Inc.(b)	330,097
5,300	Dainichi Co. Ltd.	52,499
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	177,552
85,000	Dainippon Screen Manufacturing Co. Ltd.	714,839
26,000	Daio Paper Corp.	173,288
38,000	Daisan Bank Ltd. (The)	88,245
11,910	Daiseki Co. Ltd.	215,949
32,000	Daishi Bank Ltd. (The)	107,059
26,000	Daiso Co. Ltd.	86,303
55,000	Daito Bank Ltd. (The)	49,068
5,200	Daito Electron Co. Ltd.	28,449
13,000	Daiwa Industries Ltd.	71,464
91,000	Daiwabo Holdings Co. Ltd.	226,843
33	Daiwahouse Residential Investment Corp. REIT	211,067
10,400	DC Co. Ltd.	37,932
63,060	DCM Holdings Co. Ltd.	496,405
211,000	Denki Kagaku Kogyo KK	833,259
25,000	Denki Kogyo Co. Ltd.	120,047
12,600	Denyo Co. Ltd.	171,097
19,000	Descente Ltd.	96,720

Shares		Value

JAPAN (continued)
151,000	DIC Corp.	$283,298
3,200	Disco Corp.	172,763
7,200	Don Quijote Co. Ltd.	267,520
5,350	Doshisha Co. Ltd.	168,881
4,574	Doutor Nichires Holdings Co. Ltd.	64,091
71,000	Dowa Holdings Co. Ltd.	471,346
12	Dr Ci:Labo Co. Ltd.	58,331
23	Dream Incubator, Inc.(b)	17,683
6,800	DTS Corp.	88,591
40,300	Duskin Co. Ltd.	797,329
39	Dwango Co. Ltd.	70,918
4,400	Dydo Drinco, Inc.	179,533
4,000	Dynic Corp.	7,924
783	eAccess Ltd.	178,132
11,000	Eagle Industry Co. Ltd.	95,684
4,500	Earth Chemical Co. Ltd.	169,267
242,000	Ebara Corp.	942,981
300	Echo Trading Co. Ltd.	2,889
35,600	EDION Corp.	279,307
58,000	Ehime Bank Ltd. (The)	170,454
11,000	Eidai Co. Ltd.	58,594
58,000	Eighteenth Bank Ltd. (The)	170,454
6,400	Eiken Chemical Co. Ltd.	88,166
2,000	Eizo Nanao Corp.	42,771
6,300	Elematec Corp.	114,065
3,100	Enplas Corp.	70,281
14	EPS Corp.	25,697
17,500	ESPEC Corp.	120,310
2,800	Excel Co. Ltd.	28,654
12,300	Exedy Corp.	375,197
23,000	Ezaki Glico Co. Ltd.	259,512
3,100	F&A Aqua Holdings, Inc.	31,805
381	Faith, Inc.	46,738
3,000	Falco SD Holdings Co. Ltd.	35,935
387,800	FCC Co. Ltd.(c)	8,222,052
15,000	FDK Corp.(b)	16,137
800	Felissimo Corp.	11,346
54,200	FIDEA Holdings Co. Ltd.	149,331
5,000	First Baking Co. Ltd.(b)	6,232
15,100	Foster Electric Co. Ltd.	199,101
4,300	FP Corp.	287,156
34,000	France Bed Holdings Co. Ltd.	69,142
4,000	F-Tech, Inc.	51,955
73,600	Fudo Tetra Corp.(b)	158,363
5,900	Fuji Co. Ltd.	141,888
10,600	Fuji Corp. Ltd.	55,907
220,000	Fuji Electric Co. Ltd.	580,163
7,500	Fuji Electronics Co. Ltd.	116,800
19,000	Fuji Kyuko Co. Ltd.	115,665
26,600	Fuji Oil Co. Ltd.	373,070
36,000	Fujibo Holdings, Inc.	76,515
4,600	Fujicco Co. Ltd.	59,929
12,100	Fujikura Kasei Co. Ltd.	61,437
111,000	Fujikura Ltd.	343,689
3,000	Fujikura Rubber Ltd.	11,493

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
8,500	Fujimori Kogyo Co. Ltd.	$127,244
4,800	FUJISOFT, Inc.	93,267
2,000	Fujita Kanko, Inc.(b)	6,770
47,000	Fujitec Co. Ltd.	315,101
600	Fujitsu Frontech Ltd.	3,936
18,000	Fujitsu General Ltd.	101,312
7,700	FuKoKu Co. Ltd.	72,131
19,000	Fukuda Corp.	70,047
71,000	Fukui Bank Ltd. (The)	226,358
2,600	Fukushima Industries Corp.	33,771
105,000	Fukuyama Transporting Co. Ltd.	617,161
7,800	Funai Consulting Ltd.	54,442
7,000	Funai Electric Co. Ltd.	166,413
48,000	Furukawa Co. Ltd.(b)	45,342
201,000	Furukawa Electric Co. Ltd.	535,332
55,000	Furukawa-Sky Aluminum Corp.	147,927
4,000	Furusato Industries Ltd.	37,470
13,000	Fuso Pharmaceutical Industries Ltd.	34,282
27,700	Futaba Corp.	457,911
24,700	Futaba Industrial Co. Ltd.	148,420
3	Future Architect, Inc.	1,204
14,300	Fuyo General Lease Co. Ltd.	524,196
900	G-7 Holdings, Inc.	4,806
20,000	Gakken Holdings Co. Ltd.	43,296
6,400	Gecoss Corp.	29,724
108	Geo Holdings Corp.	117,324
10,200	Glory Ltd.	222,013
16,800	GMO internet, Inc.	67,226
21,000	Godo Steel Ltd.	55,655
4,990	Goldcrest Co. Ltd.	86,418
33,000	Goldwin, Inc.	173,183
2,000	Gourmet Kineya Co. Ltd.(b)	11,624
114,000	GS Yuasa Corp.	671,556
36,000	GSI Creos Corp.(b)	52,427
2,090	Gulliver International Co. Ltd.	81,576
28,000	Gun-Ei Chemical Industry Co. Ltd.	73,472
71,000	Gunma Bank Ltd. (The)	386,578
41,000	Gunze Ltd.	125,872
6,600	H.I.S. Co. Ltd.	191,194
65,000	H2O Retailing Corp.	509,118
9,000	Hachijuni Bank Ltd. (The)	52,781
5,800	Hakudo Co. Ltd.	61,942
10,630	Hakuhodo DY Holdings, Inc.	651,998
9,600	Hakuto Co. Ltd.	97,360
1,400	Hamakyorex Co. Ltd.	43,091
13,500	Hamamatsu Photonics KK	485,306
172,000	Hanwa Co. Ltd.	821,412
1,400	Happinet Corp.	12,876
5,100	Harashin Narus Holdings Co. Ltd.	88,859
7,400	Hard Off Corp. Co. Ltd.	55,534
8,400	Harima Chemicals, Inc.	66,786
1,300	Haruyama Trading Co. Ltd.	6,584

Shares		Value

JAPAN (continued)
160,500	Haseko Corp.(b)	$115,816
73,300	Hazama Corp.(b)	219,265
15,600	Heiwa Corp.	280,604
2,500	Heiwa Real Estate Co. Ltd.	5,806
12,300	Heiwado Co. Ltd.	161,859
20,900	Hibiya Engineering Ltd.	230,882
3,500	Hiday Hidaka Corp.	63,737
45,000	Higashi-Nippon Bank Ltd. (The)	99,187
55,000	Higo Bank Ltd. (The)	320,388
14,200	Hikari Tsushin, Inc.	368,134
1,300	Hioki EE Corp.	21,951
179,000	Hiroshima Bank Ltd. (The)	840,750
20,000	Hisaka Works Ltd.	221,989
159,000	Hitachi Cable Ltd.(b)	362,976
18,900	Hitachi Capital Corp.	284,665
16,700	Hitachi High-Technologies Corp.	365,682
11,600	Hitachi Koki Co. Ltd.	93,141
11,000	Hitachi Kokusai Electric, Inc.	95,828
14,000	Hitachi Medical Corp.	159,984
1,900	Hitachi Tool Engineering Ltd.	21,263
21,800	Hitachi Transport System Ltd.	370,674
212,000	Hitachi Zosen Corp.	308,738
5,000	Hochiki Corp.	26,699
14,000	Hodogaya Chemical Co. Ltd.	42,981
1,500	Hogy Medical Co. Ltd.	63,960
5,000	Hokkaido Coca-Cola Bottling Co. Ltd.	25,256
10,000	Hokkaido Gas Co. Ltd.	37,129
28,000	Hokkan Holdings Ltd.	86,696
4,000	Hokko Chemical Industry Co. Ltd.	12,385
92,000	Hokkoku Bank Ltd. (The)	365,731
107,000	Hokuetsu Bank Ltd. (The)	224,613
97,865	Hokuetsu Kishu Paper Co. Ltd.	672,806
222,000	Hokuhoku Financial Group, Inc.	442,718
8,000	Hokuriku Electric Industry Co. Ltd.	12,595
7,300	Hokuto Corp.	160,903
7,320	Honeys Co. Ltd.	124,273
159,700	Horiba Ltd.	5,097,745
2,800	Horipro, Inc.	38,499
9,900	Hoshizaki Electric Co. Ltd.	228,082
26,000	Hosokawa Micron Corp.	134,400
44,500	House Foods Corp.	829,047
87,000	Howa Machinery Ltd.(b)	81,042
17,800	Hulic Co. Ltd.	212,516
1,000	Hurxley Corp.	7,190
200	Hutech Norin Co. Ltd.	2,007
16,000	Hyakugo Bank Ltd. (The)	67,594
36,000	Hyakujushi Bank Ltd. (The)	170,506
2,000	I Metal Technology Co. Ltd.	4,093
7,300	IBJ Leasing Co. Ltd.	183,123
2,400	Ichibanya Co. Ltd.	70,911

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
9,000	Ichikoh Industries Ltd.(b)	$16,177
7,300	ICHINEN Holdings Co. Ltd.	39,459
5,800	Ichiyoshi Securities Co. Ltd.	29,145
2,300	Icom, Inc.	60,352
9,700	Idec Corp.	104,101
20,000	Ihara Chemical Industry Co. Ltd.	78,457
5,700	Iida Home Max	45,917
8,600	Iino Kaiun Kaisha Ltd.	41,296
6,600	Imasen Electric Industrial	81,396
10,400	Inaba Denki Sangyo Co. Ltd.	307,142
3,200	Inaba Seisakusho Co. Ltd.	38,919
21,600	Inabata & Co. Ltd.	136,877
10,800	Inageya Co. Ltd.	130,785
25	Industrial & Infrastructure Fund Investment Corp. REIT	128,411
7,300	Ines Corp.	53,443
600	I-Net Corp.	3,771
6,200	Information Services International-Dentsu Ltd.	57,266
10,300	Innotech Corp.	74,324
700	Intage, Inc.	13,904
35	Internet Initiative Japan, Inc.	119,896
4,000	Inui Steamship Co. Ltd.	17,003
1,000	Ise Chemical Corp.	5,825
131,000	Ishihara Sangyo Kaisha Ltd.(b)	158,121
13,000	Ishii Iron Works Co. Ltd.	27,631
14,000	Ishizuka Glass Co. Ltd.	26,450
6,666	IT Holdings Corp.	81,860
4,500	ITC Networks Corp.	29,874
14,000	Ito En Ltd.	237,864
19,900	Itochu Enex Co. Ltd.	117,489
8,100	Itochu Techno-Solutions Corp.	374,606
1,200	Itochu-Shokuhin Co. Ltd.	43,611
71,000	Itoham Foods, Inc.	283,180
5,100	Itoki Corp.	12,446
8,400	Iwai Cosmo Holdings, Inc.	28,764
11,000	Iwaki & Co. Ltd.	28,719
27,000	Iwasaki Electric Co. Ltd.(b)	60,220
63,000	IWATANI Corp.	218,210
130,000	Iyo Bank Ltd. (The)	1,248,491
20,100	Izumi Co. Ltd.	355,218
26,000	Izumiya Co. Ltd.	130,989
46,000	Izutsuya Co. Ltd.(b)	28,365
266,000	J. Front Retailing Co. Ltd.	1,308,712
900	Jalux, Inc.	9,151
98,000	Janome Sewing Machine Co. Ltd.(b)	75,859
17,200	Japan Airport Terminal Co. Ltd.	238,300
16,000	Japan Asia Investment Co. Ltd.(b)	12,175
23,000	Japan Aviation Electronics Industry Ltd.	182,564
7,600	Japan Carlit Co. Ltd.	40,283
3,600	Japan Cash Machine Co. Ltd.	27,772

Shares		Value

JAPAN (continued)
10,400	Japan Digital Laboratory Co. Ltd.	$114,616
2,900	Japan Electronic Materials Corp.	14,534
20,300	Japan Foundation Engineering Co. Ltd.	92,152
6,400	Japan Medical Dynamic Marketing, Inc.	20,908
4,700	Japan Petroleum Exploration Co.	207,806
50,000	Japan Pulp & Paper Co. Ltd.	188,271
23,000	Japan Radio Co. Ltd.	64,878
92,000	Japan Steel Works Ltd. (The)	743,532
22,000	Japan Transcity Corp.	78,510
8,000	Japan Vilene Co. Ltd.	35,791
38,000	Japan Wool Textile Co. Ltd. (The)	285,174
6,500	Jastec Co. Ltd.	39,399
10,000	JBCC Holdings, Inc.	69,273
6,200	JBIS Holdings, Inc.	22,613
20,000	Jeol Ltd.	55,891
86,000	JFE Shoji Holdings, Inc.	388,140
13,000	Jidosha Buhin Kogyo Co. Ltd.	71,464
1,400	JK Holdings Co. Ltd.	7,072
12,000	JMS Co. Ltd.	38,415
41,000	J-Oil Mills, Inc.	119,955
20,000	Joshin Denki Co. Ltd.	224,088
8,000	JSP Corp.	129,100
33,000	Juki Corp.	77,932
25,000	Juroku Bank Ltd. (The)	83,967
19,310	JVC Kenwood Corp.(b)	79,551
2,000	Kabuki-Za Co. Ltd.	95,513
7,600	Kadokawa Group Holdings,Inc.	244,093
5,500	Kaga Electronics Co. Ltd.	61,336
20,100	Kagome Co. Ltd.	403,213
70,000	Kagoshima Bank Ltd. (The)	483,075
11,300	Kakaku.com, Inc.	366,190
28,000	Kaken Pharmaceutical Co. Ltd.	368,460
5,800	Kameda Seika Co. Ltd.	117,720
10,000	Kamei Corp.	113,881
91,000	Kamigumi Co. Ltd.	801,115
14,000	Kanaden Corp.	89,268
10,000	Kanagawa Chuo Kotsu Co. Ltd.	54,972
21,000	Kanamoto Co. Ltd.	197,547
5,000	Kandenko Co. Ltd.	26,109
89,000	Kaneka Corp.	497,428
81,000	Kanematsu Corp.(b)	87,142
12,300	Kanematsu Electronics Ltd.	130,714
47,000	Kansai Paint Co. Ltd.	443,361
15,000	Kanto Denka Kogyo Co. Ltd.	57,859
16,000	Kanto Natural Gas Development Ltd.	87,536
50	Kappa Create Co. Ltd.	1,212
18,000	Kasai Kogyo Co. Ltd.	94,936
16,800	Kasumi Co. Ltd.	114,395

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
5,000	Katakura Industries Co. Ltd.	$46,510
11,900	Kato Sangyo Co. Ltd.	240,279
50,000	Kato Works Co. Ltd.	180,399
2,400	Kawada Technologies, Inc.	39,612
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	63,395
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	22,041
7,000	Kawasumi Laboratories, Inc.	41,695
73,000	Keihan Electric Railway Co. Ltd.	362,031
15,900	Keihanshin Building Co. Ltd.	74,681
3,000	Keihin Co. Ltd. (The)	4,408
10,600	Keihin Corp.	195,117
89,000	Keisei Electric Railway Co. Ltd.	670,244
159,000	Keiyo Bank Ltd. (The)	782,275
13,300	Keiyo Co. Ltd.	91,784
529	Kenedix, Inc.(b)	69,960
2,000	Kentucky Fried Chicken Japan Ltd.	53,503
36,200	Kewpie Corp.	536,208
6,525	KEY Coffee, Inc.	124,045
4,000	KI Holdings Co. Ltd.(b)	5,195
22,700	Kikkoman Corp.	263,275
11,200	Kimoto Co. Ltd.	73,765
40,000	Kinden Corp.	350,564
600	King Jim Co. Ltd.	4,676
29,000	Kinki Nippon Tourist Co. Ltd.(b)	36,906
7,200	Kintetsu World Express, Inc.	215,754
18,000	Kinugawa Rubber Industrial Co. Ltd.	150,905
3,500	Kirayaka Bank Ltd.	3,536
5,900	Kisoji Co. Ltd.	114,795
13,900	Kissei Pharmaceutical Co. Ltd.	287,228
66,000	Kitagawa Iron Works Co. Ltd.	128,155
3,100	Kita-Nippon Bank Ltd. (The)	82,401
21,000	Kitano Construction Corp.	51,246
31,000	Kitz Corp.	142,351
271,000	Kiyo Holdings, Inc.	423,104
29,600	Koa Corp.	297,087
22,000	Koatsu Gas Kogyo Co. Ltd.	135,660
8,200	Kobayashi Pharmaceutical Co. Ltd.	421,727
24,000	Kohnan Shoji Co. Ltd.	373,445
1,300	Kohsoku Corp.	11,240
13,000	Koike Sanso Kogyo Co. Ltd.	35,476
33,000	Koito Manufacturing Co. Ltd.	532,104
17,500	Kojima Co. Ltd.	118,014
7,000	Kokusai Kogyo Holdings Co. Ltd.(b)	17,633
35,700	Kokuyo Co. Ltd.	255,736
23,000	KOMAIHALTEC, Inc.	89,320
5,000	Komatsu Seiren Co. Ltd.	23,419
4,300	Komatsu Wall Industry Co. Ltd.	46,825
11,700	Komeri Co. Ltd.	359,504

Shares		Value

JAPAN (continued)
3,600	Komori Corp.	$23,474
5,500	Konaka Co. Ltd.	52,027
9,700	Konishi Co. Ltd.	142,662
6,500	Kose Corp.	160,496
2,000	Kosei Securities Co. Ltd.(b)	1,627
2,100	Kourakuen Corp.	33,696
39,000	Krosaki Harima Corp.	138,153
4,200	KRS Corp.	47,114
13,828	K’s Holdings Corp.	483,490
800	KU Holdings Co. Ltd.	4,156
79,000	Kumagai Gumi Co. Ltd.(b)	89,137
7,000	Kumiai Chemical Industry Co. Ltd.	29,297
400	Kura Corp.	5,610
96,000	Kurabo Industries Ltd.	193,965
39,000	Kureha Corp.	187,785
40,000	Kurimoto Ltd.	98,137
23,400	Kuroda Electric Co. Ltd.	249,903
72,000	KYB Co. Ltd.	383,521
34,000	Kyodo Printing Co. Ltd.	95,014
41,000	Kyodo Shiryo Co. Ltd.	52,178
5,000	Kyokuto Boeki Kaisha Ltd.	14,104
13,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	112,055
5,700	Kyokuto Securities Co. Ltd.	37,915
26,000	Kyokuyo Co. Ltd.	63,107
30,000	Kyorin Holdings, Inc.	521,517
4,500	Kyoritsu Maintenance Co. Ltd.	83,954
40,000	Kyosan Electric Manufacturing Co. Ltd.	184,204
2,400	Kyoto Kimono Yuzen Co. Ltd.	29,945
64,000	Kyowa Exeo Corp.	641,511
1,600	Kyowa Leather Cloth Co. Ltd.	6,214
24,000	Kyudenko Corp.	151,141
2,700	LEC, Inc.	40,277
61,500	Leopalace21 Corp.(b)	135,555
8,600	Life Corp.	157,738
19,500	Lintec Corp.	370,454
54,000	Lion Corp.	325,190
25,000	Look, Inc.	69,536
66	M3, Inc.	285,319
4,300	Mabuchi Motor Co. Ltd.	184,197
4,500	Macnica, Inc.	106,271
6,000	MacroMill, Inc.	58,410
50,000	Maeda Corp.	207,295
47,000	Maeda Road Construction Co. Ltd.	569,772
5,000	Maezawa Kasei Industries Co. Ltd.	52,480
5,000	Maezawa Kyuso Industries Co. Ltd.	69,864
78,000	Makino Milling Machine Co. Ltd.	542,377
6,000	Mandom Corp.	156,652
4,900	Mars Engineering Corp.	90,260
11,900	Marubun Corp.	58,548

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
95,000	Marudai Food Co. Ltd.	$345,251
14,000	Maruei Department Store Co. Ltd.(b)	16,898
13,000	Maruetsu, Inc. (The)	50,144
4,000	Marufuji Sheet Piling Co. Ltd.	11,126
30,910	Maruha Nichiro Holdings, Inc.	59,208
170,900	Marui Group Co. Ltd.	1,374,465
20,200	Maruichi Steel Tube Ltd.	472,005
12,100	Marusan Securities Co. Ltd.	42,228
2,900	Maruwa Co. Ltd.	125,558
24,000	Maruyama Manufacturing Co., Inc.	57,938
25,000	Maruzen Showa Unyu Co. Ltd.	85,279
6,500	Matsuda Sangyo Co. Ltd.	104,467
22,000	Matsumotokiyoshi Holdings Co. Ltd.	450,853
2,700	Matsuya Foods Co. Ltd.	57,316
12,000	Max Co. Ltd.	150,354
3,700	Maxvalu Tokai Co. Ltd.	55,485
2,400	MEC Co. Ltd.	8,565
102,200	Medipal Holdings Corp.	1,114,251
7,600	Megachips Corp.	116,164
7,850	Megane Top Co. Ltd.	90,426
19,000	Megmilk Snow Brand Co. Ltd.	374,416
65,000	Meidensha Corp.	230,255
6,700	Meiko Network Japan Co. Ltd.	61,796
10,700	Meitec Corp.	213,944
200	Meito Transportation Co. Ltd.	1,635
20,900	Meiwa Corp.	80,342
10,100	Meiwa Estate Co. Ltd.	48,499
4,500	Melco Holdings, Inc.	113,946
30,000	Michinoku Bank Ltd. (The)	60,220
33,000	Mie Bank Ltd. (The)	77,932
13,700	Mikuni Coca-Cola Bottling Co. Ltd.	122,225
2,448	Milbon Co. Ltd.	74,866
700	Mimasu Semiconductor Industry Co. Ltd.	6,401
72,000	Minato Bank Ltd. (The)	140,750
35,000	Minebea Co. Ltd.	156,127
12,600	Ministop Co. Ltd.	234,080
151,400	Miraca Holdings, Inc.	5,667,072
12,340	Mirait Holdings Corp.	98,759
8,500	Misawa Homes Co. Ltd.(b)	74,606
23,300	MISUMI Group, Inc.	543,218
4,800	Mitani Corp.	63,983
21,000	Mitsuba Corp.	181,291
13,000	Mitsubishi Kakoki Kaisha Ltd.	24,902
22,000	Mitsubishi Logistics Corp.	254,002
51,000	Mitsubishi Paper Mills Ltd.(b)	51,522
10,600	Mitsubishi Pencil Co. Ltd.	187,607
3,400	Mitsubishi Shokuhin Co. Ltd.	96,130
25,000	Mitsubishi Steel Manufacturing Co. Ltd.	77,408
14,000	Mitsuboshi Belting Co. Ltd.	74,757

Shares		Value

JAPAN (continued)
108,000	Mitsui Engineering & Shipbuilding Co. Ltd.	$189,871
5,300	Mitsui High-Tec, Inc.(b)	22,251
14,000	Mitsui Home Co. Ltd.	74,206
511	Mitsui Knowledge Industry Co. Ltd.	100,430
19,000	Mitsui Matsushima Co. Ltd.	39,386
246,000	Mitsui Mining & Smelting Co. Ltd.	671,320
66,000	Mitsui Sugar Co. Ltd.	226,004
29,000	Mitsui-Soko Co. Ltd.	114,524
7,000	Mitsuuroko Co. Ltd.	45,461
119,200	Miura Co. Ltd.(c)	3,390,522
7,100	Miyachi Corp.	61,480
38,000	Miyaji Engineering Group, Inc.(b)	96,221
30,000	Miyazaki Bank Ltd. (The)	78,719
26,000	Miyoshi Oil & Fat Co. Ltd.	35,817
62,000	Mizuno Corp.	335,135
19,000	Mochida Pharmaceutical Co. Ltd.	215,127
2,200	Modec, Inc.	39,370
154	Monex Group, Inc.	24,609
45,600	Mori Seiki Co. Ltd.	443,317
16,000	Morinaga & Co. Ltd.	38,415
145,000	Morinaga Milk Industry Co. Ltd.	576,424
14,000	Morita Holdings Corp	85,594
22,000	Mory Industries, Inc.	78,510
9,300	MOS Food Services, Inc.	188,636
14,500	Moshi Moshi Hotline, Inc.	133,357
11,900	Mr Max Corp.	51,522
2,000	Murakami Corp.	21,385
9,000	Musashi Seimitsu Industry Co. Ltd.	207,111
21,800	Musashino Bank Ltd. (The)	733,054
26,000	Mutoh Holdings Co. Ltd.	165,442
23,900	Nabtesco Corp.	507,977
100	NAC Co. Ltd.	1,986
57,000	Nachi-Fujikoshi Corp.	283,430
5,500	Nagaileben Co. Ltd.	80,386
13,000	Nagano Bank Ltd. (The)	28,142
1,000	Nagano Keiki Co. Ltd.	10,247
91,400	Nagase & Co. Ltd.	1,058,859
7,000	Nagatanien Co. Ltd.	80,451
49,000	Nagoya Railroad Co. Ltd.	140,790
22,000	Nakabayashi Co. Ltd.	54,841
13,000	Nakamuraya Co. Ltd.	67,541
1,500	Nakano Corp.	3,562
27,000	Nakayama Steel Works Ltd.(b)	32,236
34,100	Namco Bandai Holdings, Inc.	485,417
5,000	Nankai Electric Railway Co. Ltd.	22,960
85,000	Nanto Bank Ltd. (The)	461,690
3,600	Natori Co. Ltd.	40,478
9,600	NEC Capital Solutions Ltd.	160,840
7,400	NEC Fielding Ltd.	94,272

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
4,200	NEC Mobiling Ltd.	$146,355
19,700	NEC Networks & System Integration Corp.	287,410
159	NET One Systems Co. Ltd.	403,863
27,200	Neturen Co. Ltd.	230,890
63,700	NHK Spring Co. Ltd.	610,925
26,000	Nice Holdings, Inc.	87,326
11,000	Nichia Steel Works Ltd.	29,730
38,000	Nichias Corp.	216,374
17,000	Nichiban Co. Ltd.	58,882
32,700	Nichicon Corp.	324,340
3,500	Nichiden Corp.	101,069
16,000	Nichiha Corp.	179,480
19,100	Nichii Gakkan Co.	230,543
22,000	Nichimo Co. Ltd.(b)	52,821
125,000	Nichirei Corp.	613,356
18,000	Nichireki Co. Ltd.	99,895
16,000	Nidec Sankyo Corp.	108,108
5,600	Nidec Tosok Corp.	67,080
362,600	Nifco, Inc.(c)	9,685,825
78	NIFTY Corp.	95,377
808	Nihon Chouzai Co. Ltd.	28,304
600	Nihon Dempa Kogyo Co. Ltd.	7,274
2,400	Nihon Eslead Corp.	22,041
12,300	Nihon Kohden Corp.	292,089
15	Nihon M&A Center, Inc.	74,193
27,000	Nihon Nohyaku Co. Ltd.	113,710
24,000	Nihon Parkerizing Co. Ltd.	317,082
2,800	Nihon Plast Co. Ltd.	21,601
1,000	Nihon Shokuhin Kako Co. Ltd.	4,211
1,100	Nihon Tokushu Toryo Co. Ltd.	4,488
2,050	Nihon Trim Co. Ltd.	49,246
2,600	Nihon Unisys Ltd.	16,783
49,000	Nihon Yamamura Glass Co. Ltd.	133,075
29,000	Nikkiso Co. Ltd.	259,105
6,000	Nikko Co. Ltd.	25,426
55,000	Nippo Corp.	614,078
43,000	Nippon Beet Sugar Manufacturing Co. Ltd.	97,035
43,000	Nippon Carbide Industries Co., Inc.	66,570
47,000	Nippon Carbon Co. Ltd.	135,043
8,100	Nippon Ceramic Co. Ltd.	147,717
31,000	Nippon Chemical Industrial Co. Ltd.	55,720
70,000	Nippon Chemi-Con Corp.	242,456
3,000	Nippon Chemiphar Co. Ltd.	11,690
115,000	Nippon Coke & Engineering Co. Ltd.	170,493
18,000	Nippon Concrete Industries Co. Ltd.	67,069
26,000	Nippon Conveyor Co. Ltd.	29,336
42,000	Nippon Denko Co. Ltd.	203,332
26,000	Nippon Densetsu Kogyo Co. Ltd.	266,072

Shares		Value

JAPAN (continued)
16,000	Nippon Denwa Shisetsu Co. Ltd.	$52,900
400	Nippon Felt Co. Ltd.	2,089
600	Nippon Filcon Co. Ltd.	3,125
9,700	Nippon Fine Chemical Co. Ltd.	68,340
38,000	Nippon Flour Mills Co. Ltd.	173,498
26,000	Nippon Formula Feed Manufacturing Co. Ltd.(b)	39,911
9,200	Nippon Gas Co. Ltd.	148,344
11,000	Nippon Hume Corp.	56,573
31	Nippon Jogesuido Sekkei Co. Ltd.	46,691
3,400	Nippon Kanzai Co. Ltd.	65,752
60,000	Nippon Kayaku Co. Ltd.	576,227
44,000	Nippon Kinzoku Co. Ltd.(b)	92,941
56,000	Nippon Koei Co. Ltd.	210,863
17,200	Nippon Konpo Unyu Soko Co. Ltd.	180,756
25,000	Nippon Koshuha Steel Co. Ltd.	34,440
450,000	Nippon Light Metal Co. Ltd.	596,300
60,000	Nippon Meat Packers, Inc.	762,005
4,000	Nippon Metal Industry Co. Ltd.(b)	3,831
66,000	Nippon Paint Co. Ltd.	486,644
34,800	Nippon Paper Group, Inc.	745,127
6	Nippon Parking Development Co. Ltd.	278
16,000	Nippon Pillar Packing Co. Ltd.	118,604
46,000	Nippon Piston Ring Co. Ltd.(b)	96,563
54,000	Nippon Road Co. Ltd. (The)	230,963
19,000	Nippon Seiki Co. Ltd.	225,098
4,000	Nippon Seiro Co. Ltd.	14,484
10,000	Nippon Seisen Co. Ltd.	48,675
28,000	Nippon Sharyo Ltd.	120,126
10,000	Nippon Sheet Glass Co. Ltd.	20,205
35,000	Nippon Shinyaku Co. Ltd.	410,981
64,000	Nippon Shokubai Co. Ltd.	721,281
23,500	Nippon Signal Co. Ltd. (The)	147,376
74,000	Nippon Soda Co. Ltd.	365,049
28,000	Nippon Steel Trading Co. Ltd.	82,288
53,800	Nippon Suisan Kaisha Ltd.	191,992
35,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	213,067
16,000	Nippon Thompson Co. Ltd.	94,883
3,000	Nippon Tungsten Co. Ltd.	7,282
21,000	Nippon Valqua Industries Ltd.	58,685
18,000	Nippon Yusoki Co. Ltd.	51,010
24,000	Nipro Corp.	214,432
1,000	Nishikawa Rubber Co. Ltd.	9,446
97,000	Nishimatsu Construction Co. Ltd.	213,802
6,400	Nishimatsuya Chain Co. Ltd.	51,976
327,000	Nishi-Nippon City Bank Ltd. (The)	956,717
73,000	Nishi-Nippon Railroad Co. Ltd.	363,946
18,300	Nissan Chemical Industries Ltd.	182,952
74,000	Nissan Shatai Co. Ltd.	768,932

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
30,000	Nissan Tokyo Sales Holdings Co. Ltd.(b)	$86,591
6,300	Nissei Corp.(c)	55,379
1,500	Nissei Plastic Industrial Co. Ltd.	7,616
9,800	Nissen Holdings Co. Ltd.	44,873
700	Nissha Printing Co. Ltd.	9,303
21,000	Nisshin Oillio Group Ltd. (The)	89,819
227,000	Nisshin Steel Co. Ltd.	351,430
40,000	Nisshinbo Holdings, Inc.	401,469
34,000	Nissin Corp.	94,568
22,000	Nissin Electric Co. Ltd.	146,340
18,300	Nissin Kogyo Co. Ltd.	281,631
2,600	Nissin Sugar Holdings Co. Ltd.(b)	53,248
6,500	Nissui Pharmaceutical Co. Ltd.	61,401
12,300	Nitta Corp.	229,637
8,600	Nittan Valve Co. Ltd.	31,931
27,000	Nittetsu Mining Co. Ltd.	122,566
125,000	Nitto Boseki Co. Ltd.	426,397
17,600	Nitto Kogyo Corp.	219,596
4,800	Nitto Kohki Co. Ltd.	110,837
9,000	Nitto Seiko Co. Ltd.	25,033
7,400	Noevir Holdings Co. Ltd.	85,049
109,000	NOF Corp.	553,437
12,000	Nohmi Bosai Ltd.	79,664
17,000	Nomura Co. Ltd.	58,882
15,100	Nomura Real Estate Holdings, Inc.	234,365
42,000	Noritake Co. Ltd.	129,494
8,700	Noritsu Koki Co. Ltd.(b)	40,064
13,800	Noritz Corp.	244,786
7,700	NS Solutions Corp.	151,737
12,000	NS United Kaiun Kaisha Ltd.	20,782
3,100	NSD Co. Ltd.	27,006
197,000	NTN Corp.	811,572
4,500	Obara Group, Inc.	56,265
21,000	Obayashi Road Corp.	70,257
2,000	OBIC Business Consultants Ltd.	93,807
960	Obic Co. Ltd.	185,904
32,000	Oenon Holdings, Inc.	76,830
78,000	Ogaki Kyoritsu Bank Ltd. (The)	259,932
4,300	Ohara, Inc.	46,092
900	Ohashi Technica, Inc.	7,097
14,038	Oiles Corp.	283,817
35,000	Oita Bank Ltd. (The)	103,779
33,100	Okabe Co. Ltd.	186,301
26,000	Okamoto Industries, Inc.	100,971
9,000	Okamoto Machine Tool Works Ltd.(b)	12,634
35,000	Okamura Corp.	259,446
11,000	Okasan Securities Group, Inc.	36,801
168,000	Oki Electric Industry Co. Ltd.(b)	160,903
3,160	Okinawa Electric Power Co., Inc. (The)	134,120
54,000	OKK Corp.(b)	81,475

Shares		Value

JAPAN (continued)
62,000	OKUMA Corp.	$449,829
77,000	Okumura Corp.	335,398
26,000	Okura Industrial Co. Ltd.	83,233
14,000	Okuwa Co. Ltd.	198,373
6,700	Onoken Co. Ltd.	57,313
111,000	Onward Holdings Co. Ltd.	898,544
1,800	Optex Co. Ltd.	23,710
23,000	Organo Corp.	179,546
17,000	Origin Electric Co. Ltd.	58,436
2,700	Osaka Organic Chemical Industry Ltd.	15,834
9,500	Osaka Steel Co. Ltd.	175,741
6,500	OSAKA Titanium Technologies Co.	292,935
10,000	Osaki Electric Co. Ltd.	101,811
25,100	OSG Corp.	375,743
5,300	Otsuka Corp.	379,664
3,000	Oyo Corp.	40,304
37,000	Pacific Industrial Co. Ltd.	177,184
19,000	Pacific Metals Co. Ltd.	106,691
2,450	Pack Corp. (The)	36,740
2,000	Pal Co. Ltd.	83,443
7,650	Paltac Corp.	99,665
57,000	PanaHome Corp.	414,301
1,000	Panasonic Electric Works Information Systems Co. Ltd.	27,552
10,500	Panasonic Electric Works SUNX Co. Ltd.	55,655
7,700	Paramount Bed Holdings Co. Ltd.(b)	224,272
27,900	Parco Co. Ltd.	228,779
10,100	Paris Miki Holdings, Inc.	81,229
17,500	Park24 Co. Ltd.	224,777
10,000	Pasco Corp.	37,523
14	Pasona Group, Inc.	13,004
121,000	Penta-Ocean Construction Co. Ltd.	434,978
2,700	PIA Corp.(b)	29,402
5,700	Pigeon Corp.	214,404
66	Pilot Corp.	130,753
4,800	Piolax, Inc.	113,230
78,700	Pioneer Corp.(b)	375,844
10,200	Plenus Co. Ltd.	177,985
44,000	Press Kogyo Co. Ltd.	222,251
900	Pressance Corp.	13,591
47,000	Prima Meat Packers Ltd.	85,096
6,800	Pronexus, Inc.	35,240
17,000	PS Mitsubishi Construction Co. Ltd.	111,519
42,100	Raito Kogyo Co. Ltd.	267,337
14,000	Rasa Industries Ltd.(b)	22,776
22,400	Renesas Electronics Corp.(b)	141,947
85,840	Rengo Co. Ltd.	609,282
23,200	Renown, Inc.(b)	45,353
13,100	Resorttrust, Inc.	207,620

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
3,000	Rheon Automatic Machinery Co. Ltd.	$7,872
11,000	Rhythm Watch Co. Ltd.	20,782
6,800	Ricoh Leasing Co. Ltd.	161,212
4,500	Right On Co. Ltd.	35,247
31,000	Riken Corp.	125,676
11,400	Riken Keiki Co. Ltd.	90,189
7,000	Riken Technos Corp.	20,480
2,600	Riken Vitamin Co. Ltd.(c)	83,915
4,700	Ringer Hut Co. Ltd.	66,042
16,800	Riso Kagaku Corp.	254,799
698	Riso Kyoiku Co. Ltd.	46,613
4,500	Rock Field Co. Ltd.	77,932
32,000	Rohto Pharmaceutical Co. Ltd.	389,189
1,500	Roland DG Corp.	17,259
55,600	Round One Corp.	342,850
8,600	Royal Holdings Co. Ltd.	104,595
33,000	Ryobi Ltd.	125,125
16,000	Ryoden Trading Co. Ltd.	99,711
7,600	Ryohin Keikaku Co. Ltd.	378,405
4,800	Ryosan Co. Ltd.	106,051
8,400	Ryoyo Electro Corp.	97,093
3,500	S Foods, Inc.	32,419
2,000	Sagami Chain Co. Ltd.(b)	14,143
69,000	Saibu Gas Co. Ltd.	193,729
10,000	Saizeriya Co. Ltd.	158,620
41,000	Sakai Chemical Industry Co. Ltd.	161,913
18,000	Sakai Heavy Industries Ltd.	41,328
39,000	Sakai Ovex Co. Ltd.(b)	65,495
18,000	Sakata INX Corp.	84,072
17,300	Sakata Seed Corp.	244,906
4,500	Sala Corp.	28,929
3,500	San-A Co. Ltd.	141,892
50,000	San-Ai Oil Co. Ltd.	236,158
15,000	Sanden Corp.	49,593
22,575	Sangetsu Co. Ltd.	625,833
69,000	San-In Godo Bank Ltd. (The)	521,438
15,700	Sanix, Inc.(b)	47,376
1,300	Sankei Building Co. Ltd. (The)	12,570
44,000	Sanken Electric Co. Ltd.	156,442
7,000	Sanki Engineering Co. Ltd.	37,930
50	Sanko Marketing Foods Co. Ltd.	55,497
14,000	Sanko Metal Industrial Co. Ltd.	45,736
23,200	Sankyo Seiko Co. Ltd.	86,749
56,000	Sankyo-Tateyama Holdings, Inc.(b)	105,064
120,000	Sankyu, Inc.	461,296
20,600	Sanoh Industrial Co. Ltd.	152,973
15,400	Sanshin Electronics Co. Ltd.	130,320
68,000	Sanwa Holdings Corp.	222,146
21,000	Sanyo Chemical Industries Ltd.	139,688
13,000	Sanyo Denki Co. Ltd.	76,922
54	Sanyo Housing Nagoya Co. Ltd.	55,615
6,000	Sanyo Shokai Ltd.	14,957

Shares		Value

JAPAN (continued)
78,000	Sanyo Special Steel Co. Ltd.	$437,995
47,200	Sapporo Hokuyo Holdings, Inc.	169,677
12,000	Sapporo Holdings Ltd.	46,287
8,000	Sasebo Heavy Industries Co. Ltd.	14,379
26,000	Sata Construction Co. Ltd.(b)	27,972
4,900	SATO Holdings Corp.	62,809
6,300	Sato Shoji Corp.	38,435
4,200	Satori Electric Co. Ltd.	26,946
4,500	Sawai Pharmaceutical Co. Ltd.	484,125
1,000	SAXA Holdings, Inc.	2,178
1,050	SBI Holdings, Inc.	79,349
5,200	Scroll Corp.	20,535
21,797	SCSK Corp.	365,190
1,600	Secom Joshinetsu Co. Ltd.	48,323
4,000	Seibu Electric Industry Co. Ltd.	19,103
37,000	Seika Corp.	105,825
3,500	Seikagaku Corp.	39,583
33,600	Seiko Epson Corp.	428,486
29,000	Seiko Holdings Corp.	62,018
100	Seiko PMC Corp.	449
93,000	Seino Holdings Corp.	710,129
18,700	Seiren Co. Ltd.	109,913
32,000	Sekisui Jushi Corp.	325,374
35,000	Sekisui Plastics Co. Ltd.	132,708
30,000	Senko Co. Ltd.	122,409
2,000	Senshu Electric Co. Ltd.	25,505
42,100	Senshu Ikeda Holdings, Inc.	63,520
9,000	Senshukai Co. Ltd.	60,338
30,000	Shibaura Mechatronics Corp.	82,655
25,000	Shibusawa Warehouse Co. Ltd. (The)	80,031
9,400	Shibuya Kogyo Co. Ltd.	108,405
80,000	Shiga Bank Ltd. (The)	540,541
59,000	Shikibo Ltd.	89,019
50,000	Shikoku Bank Ltd. (The)	198,767
25,000	Shikoku Chemicals Corp.	140,055
700	Shima Seiki Manufacturing Ltd.	12,665
32,149	Shimachu Co. Ltd.	764,709
74,000	Shimadzu Corp.	644,660
2,800	Shimizu Bank Ltd. (The)	115,350
2,500	Shimojima Co. Ltd.	34,407
4,000	Shin Nippon Air Technologies Co. Ltd.	22,934
47,000	Shinagawa Refractories Co. Ltd.	147,376
32,000	Shindengen Electric Manufacturing Co. Ltd.	152,401
16,600	Shin-Etsu Polymer Co. Ltd.	76,227
9,000	Shin-Keisei Electric Railway Co. Ltd.	41,446
6,800	Shinko Electric Industries Co. Ltd.	50,407
12,100	Shinko Plantech Co. Ltd.	99,537
4,000	Shinko Shoji Co. Ltd.	34,269
7,000	Shinko Wire Co. Ltd.	13,317
41,000	Shinmaywa Industries Ltd.	197,415

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
31,500	Shinnihon Corp.	$97,533
456,000	Shinsei Bank Ltd.	514,511
30,000	Shinsho Corp.	74,784
900	Shinwa Co. Ltd. Nagoya	10,674
10,500	Ship Healthcare Holdings, Inc.	228,542
34,000	Shiroki Corp.	97,245
3,000	Shizuki Electric Co., Inc.	12,202
32,500	Shizuoka Gas Co. Ltd.	217,889
6,700	SHO-BOND Holdings Co. Ltd.	169,829
6,500	Shobunsha Publications, Inc.	50,827
26,000	Shochiku Co. Ltd.	267,095
500	Shofu, Inc.	5,156
34,000	Shoko Co. Ltd.	59,328
25,600	Showa Corp.(b)	167,263
363,600	Showa Denko KK	791,887
32,000	Showa Sangyo Co. Ltd.	102,020
11,600	Siix Corp.	144,429
15,000	Sinanen Co. Ltd.	67,699
28,000	Sinfonia Technology Co. Ltd.	65,022
41,100	Sintokogio Ltd.	383,931
1,222	SKY Perfect JSAT Holdings, Inc.	631,682
27,000	SMK Corp.	89,268
13,500	SNT Corp.	62,346
21,400	Sodick Co. Ltd.	109,218
2,200	Soft99 Corp.	13,681
2,200	Sogo Medical Co. Ltd.	73,256
49,188	Sohgo Security Services Co. Ltd.	548,541
869,900	Sojitz Corp.	1,495,105
67	So-Net Entertainment Corp.	256,766
7,000	Sotetsu Holdings, Inc.	22,592
1,900	Space Co. Ltd.	11,417
400	SPK Corp.	7,032
13,100	Square Enix Holdings Co. Ltd.	263,822
2,700	SRA Holdings, Inc.	29,225
6,600	SRI Sports Ltd.	72,737
10,000	Stanley Electric Co. Ltd.	153,634
19,100	Star Micronics Co. Ltd.	183,683
26,000	Starzen Co. Ltd.	84,256
2,300	Stella Chemifa Corp.	66,266
2,500	Studio Alice Co. Ltd.	38,769
8,000	Sugi Holdings Co. Ltd.	223,458
3,800	Sugimoto & Co. Ltd.	36,395
6,300	Sumco Corp.(b)	53,974
4,800	Sumida Corp.	30,732
81,000	Sumikin Bussan Corp.	228,483
22,000	Suminoe Textile Co. Ltd.	44,739
84,000	Sumitomo Bakelite Co. Ltd.	489,320
13,200	Sumitomo Densetsu Co. Ltd.	88,670
35,900	Sumitomo Forestry Co. Ltd.	322,167
40,000	Sumitomo Light Metal Industries Ltd.(b)	39,885
11,200	Sumitomo Mitsui Construction Co. Ltd.(b)	12,931
246,000	Sumitomo Osaka Cement Co. Ltd.	761,690

Shares		Value

JAPAN (continued)
13,900	Sumitomo Pipe & Tube Co. Ltd.	$118,174
14,000	Sumitomo Precision Products Co. Ltd.	90,921
3,140	Sumitomo Real Estate Sales Co. Ltd.	130,593
36,300	Sumitomo Rubber Industries, Inc.	431,485
38,000	Sumitomo Seika Chemicals Co. Ltd.	172,501
61,000	Sumitomo Warehouse Co. Ltd. (The)	298,517
12,700	Sundrug Co. Ltd.	376,401
3,600	Sun-Wa Technos Corp.	36,321
61,000	Suruga Bank Ltd.	542,613
27,600	Suzuken Co. Ltd.	804,970
80,000	SWCC Showa Holdings Co. Ltd.(b)	83,967
62,000	SXL Corp.(b)	143,978
54	Systena Corp.	36,770
1,900	T. Hasegawa Co. Ltd.	30,163
42,000	T. RAD Co. Ltd.	160,903
6,000	Tachibana Eletech Co. Ltd.	53,608
11,900	Tachi-S Co. Ltd.	227,789
69	Tact Home Co. Ltd.	59,839
68,000	Tadano Ltd.	465,705
10,000	Taihei Dengyo Kaisha Ltd.	79,769
46,000	Taihei Kogyo Co. Ltd.	257,701
326,000	Taiheiyo Cement Corp.	714,274
37,000	Taiheiyo Kouhatsu, Inc.	39,320
9,600	Taiho Kogyo Co. Ltd.	90,055
16,700	Taikisha Ltd.	374,008
12,000	Taiko Bank Ltd. (The)	40,304
211,900	Taisei Corp.	586,603
900	Taisei Lamick Co., Ltd.	29,473
113,800	Taiyo Holdings Co. Ltd.(c)	3,015,954
38,800	Taiyo Yuden Co. Ltd.	349,210
1,600	Takachiho Koheki Co. Ltd.	18,452
4,000	Takagi Securities Co. Ltd.(b)	3,569
7,100	Takamatsu Construction Group Co. Ltd.	119,141
4,000	Takano Co. Ltd.	23,511
65,000	Takara Holdings, Inc.	422,986
4,400	Takara Printing Co. Ltd.	33,078
65,000	Takara Standard Co. Ltd.	521,057
21,000	Takasago International Corp.	100,564
30,400	Takasago Thermal Engineering Co. Ltd.	252,469
26,000	Takashima & Co. Ltd.	68,906
128,000	Takashimaya Co. Ltd.	995,854
13,800	Takata Corp.	314,130
38	Take and Give Needs Co. Ltd.	2,852
12,000	Takihyo Co. Ltd.	70,690
15,000	Takiron Co. Ltd.	51,758
33,000	Takisawa Machine Tool Co. Ltd.	49,357
18,000	Takuma Co. Ltd.(b)	89,976

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
5,900	Tamron Co. Ltd.	$158,298
34,000	Tamura Corp.	96,799
1,000	Tanseisha Co. Ltd.	2,873
29,000	Tatsuta Electric Wire and Cable Co. Ltd.	136,211
20,000	Tayca Corp.	79,769
19,000	TBK Co. Ltd.	95,972
2	Techno Medica Co. Ltd.	7,662
1,200	Techno Ryowa Ltd.	6,345
13,400	Tecmo Koei Holdings Co. Ltd.	108,824
1,200	Teikoku Electric Manufacturing Co. Ltd.	22,293
7,000	Teikoku Sen-I Co. Ltd.	44,358
5,000	Teikoku Tsushin Kogyo Co. Ltd.	9,118
98,000	Tekken Corp.	150,433
5,300	Temp Holdings Co. Ltd.	51,804
58	T-GAIA Corp.	109,730
23,500	THK Co. Ltd.	505,025
1,000	Tigers Polymer Corp.	3,949
5,000	Titan Kogyo KK	24,403
11,000	TKC Corp.	233,508
156,000	Toa Corp.	341,800
58,000	Toa Oil Co. Ltd.	73,052
35,000	Toa Road Corp.	105,156
90,500	Toagosei Co. Ltd.	378,765
10,100	Tobishima Corp.(b)	16,431
15,000	Tobu Store Co. Ltd.	54,710
54,100	TOC Co. Ltd.	271,139
3,800	Tocalo Co. Ltd.	85,702
19,000	Tochigi Bank Ltd. (The)	68,801
127,000	Toda Corp.	506,534
15,000	Toda Kogyo Corp.	139,334
17,000	Toei Co. Ltd.	80,963
25,000	Toenec Corp.	145,303
14,000	Toho Bank Ltd. (The)	45,369
8,000	Toho Co. Ltd.	32,747
56,000	Toho Gas Co. Ltd.	362,949
2,100	Toho Holdings Co. Ltd.	34,274
14,600	Toho Real Estate Co. Ltd.	85,049
2,700	Toho Titanium Co. Ltd.	46,086
90,000	Toho Zinc Co. Ltd.	370,769
45,000	Tohoku Bank Ltd. (The)	79,113
14,000	Tohto Suisan Co. Ltd.	28,103
106,000	Tokai Carbon Co. Ltd.	577,145
15,600	Tokai Holdings Corp.	77,775
22,000	Tokai Lease Co. Ltd.	53,109
26,700	Tokai Rika Co. Ltd.	446,635
28,500	Tokai Rubber Industries, Inc.	328,300
88,000	Tokai Tokyo Financial Holdings, Inc.	266,702
1,890	Token Corp.	68,736
7,000	Toko Electric Corp.	31,409
41,000	Toko, Inc.(b)	86,067
33,840	Tokushu Tokai Holdings Co. Ltd.	79,472

Shares		Value

JAPAN (continued)
2,700	Tokyo Broadcasting System Holdings, Inc.	$36,309
24	Tokyo Electron Device Ltd.	43,422
3,700	Tokyo Individualized Educational Institute, Inc.	8,689
40,000	Tokyo Keiki, Inc.	86,591
39,800	Tokyo Ohka Kogyo Co. Ltd.	870,462
7,000	Tokyo Rakutenchi Co. Ltd.	25,991
107,000	Tokyo Rope Manufacturing Co. Ltd.	268,132
1,000	Tokyo Sangyo Co. Ltd.	3,424
14,700	Tokyo Seimitsu Co. Ltd.	295,080
24,100	Tokyo Steel Manufacturing Co. Ltd.	181,177
58,000	Tokyo Tatemono Co. Ltd.(b)	212,306
5,200	Tokyo Tatemono Real Estate Sales Co. Ltd.	15,009
32,000	Tokyo Tekko Co. Ltd.	140,645
19,000	Tokyo Theaters Co., Inc.	27,919
11,000	Tokyo Tomin Bank Ltd. (The)	141,433
31,000	Tokyotokeiba Co. Ltd.	45,146
2,300	Tokyu Community Corp.	74,534
31,960	Tokyu Construction Co. Ltd.	89,314
163,000	Tokyu Land Corp.	677,919
5,000	Tokyu Livable, Inc.	40,213
27,000	Toli Corp.	58,449
15,000	Tomato Bank Ltd.	26,371
4,000	Tomen Devices Corp.	98,609
7,900	Tomen Electronics Corp.	103,958
18,100	Tomoe Corp.	68,629
3,300	Tomoe Engineering Co. Ltd.	63,991
4,000	Tomoegawa Co. Ltd.	9,761
49,000	Tomoku Co. Ltd.	140,790
22,400	Tomony Holdings, Inc.	101,685
20,000	Tonami Holdings Co. Ltd.	49,068
26,200	Topcon Corp.	135,434
6,700	Toppan Forms Co. Ltd.	53,973
29,000	Topre Corp.	299,055
121,000	Topy Industries Ltd.	333,377
1,000	Toridoll.corp.	10,286
8,800	Torigoe Co. Ltd. (The)	77,009
5,300	Torii Pharmaceutical Co. Ltd.	100,757
8,700	Torishima Pump Manufacturing Co. Ltd.	123,503
121	Tosei Corp.	33,068
67,000	Toshiba Machine Co. Ltd.	368,315
17,000	Toshiba Plant Systems & Services Corp.	191,590
106,000	Toshiba TEC Corp.	406,088
16,000	Tosho Printing Co. Ltd.	35,896
225,000	Tosoh Corp.	634,676
24,000	Totetsu Kogyo Co. Ltd.	247,809
38,000	TOTO Ltd.	309,604
19,000	Tottori Bank Ltd. (The)	38,140
113,000	Towa Bank Ltd. (The)	133,430
1,900	Towa Corp.	10,769

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
2,800	Towa Pharmaceutical Co. Ltd.	$122,514
23,000	Toyo Construction Co. Ltd.	25,046
8,200	Toyo Corp.	88,864
109,000	Toyo Engineering Corp.	456,193
152,000	Toyo Ink SC Holdings Co. Ltd.	604,251
21,000	Toyo Kanetsu KK	47,114
17,000	Toyo Kohan Co. Ltd.	63,789
16,000	Toyo Securities Co. Ltd.	23,301
19,000	Toyo Suisan Kaisha Ltd.	467,896
1,100	Toyo Tanso Co. Ltd.	44,883
111,000	Toyo Tire & Rubber Co. Ltd.	276,699
20,000	Toyo Wharf & Warehouse Co. Ltd.	38,310
93,000	Toyobo Co. Ltd.	136,657
1,600	Toyoda Gosei Co. Ltd.	25,988
14,700	Toyota Boshoku Corp.	158,726
15,920	Toyota Motor Corp.	586,922
9,200	TPR Co. Ltd.	128,670
1,200	Trancom Co. Ltd.	23,364
12,300	Transcosmos, Inc.	162,666
5,100	Trusco Nakayama Corp.	103,111
7,300	TS Tech Co. Ltd.	126,328
17,400	TSI Holdings Co. Ltd.(b)	87,662
67,000	Tsubakimoto Chain Co.	390,291
6,000	Tsubakimoto Kogyo Co. Ltd.	18,263
47,000	Tsudakoma Corp.(b)	124,560
34,000	Tsugami Corp.	239,097
18,000	Tsukishima Kikai Co. Ltd.	146,182
38,033	Tsukuba Bank Ltd.	138,719
19,300	Tsumura & Co.	575,050
5,300	Tsuruha Holdings, Inc.	284,053
7,000	Tsurumi Manufacturing Co. Ltd.	53,726
2,400	Tsutsumi Jewelry Co. Ltd.	57,339
8,000	Tsuzuki Denki Co. Ltd.	85,542
7,000	TTK Co. Ltd.	36,277
81	TV Asahi Corp.	141,766
200	TV Tokyo Holdings Corp.	2,816
149,000	Ube Industries Ltd.	428,116
15,000	Ube Material Industries Ltd.	47,035
5,000	Uchida Yoko Co. Ltd.	14,301
14,000	Ueki Corp.	36,185
1,900	UKC Holdings Corp.	19,967
6,600	Ulvac, Inc.(b)	88,237
36,000	Uniden Corp.	138,389
400	Union Tool Co.	7,038
8,300	Unipres Corp.	258,953
7,300	United Arrows Ltd.	150,846
166,700	UNY Co. Ltd.	1,559,395
14,100	U-Shin Ltd.	108,590
276,900	Ushio, Inc.	4,036,157
4,170	USS Co. Ltd.	398,289
8,800	Utoc Corp.	35,560
16,200	Valor Co. Ltd.	260,577
22,600	Vital KSK Holdings, Inc.	188,877
27,000	Wacoal Holdings Corp.	352,821
10	Wacom Co. Ltd.	16,846

Shares		Value

JAPAN (continued)
33,000	Wakachiku Construction Co. Ltd.(b)	$49,790
4,900	Warabeya Nichiyo Co. Ltd.	69,752
1,700	Watabe Wedding Corp.	16,103
6,300	WATAMI Co. Ltd.	144,482
3,000	Weathernews, Inc.	82,380
18,000	Wood One Co. Ltd.	64,707
20,700	Xebio Co. Ltd.	509,760
5,700	YAC Co. Ltd.	48,385
5,400	Yachiyo Bank Ltd. (The)	130,005
1,200	Yaizu Suisankagaku Industry Co. Ltd.	11,304
2,000	YAMABIKO Corp.	25,033
88,000	Yamagata Bank Ltd. (The)	447,966
157,000	Yamaguchi Financial Group, Inc.	1,503,674
124,300	Yamaha Corp.	1,144,826
31,000	Yamanashi Chuo Bank Ltd. (The)	140,318
9,300	Yamatake Corp.	204,620
70,000	Yamatane Corp.	111,126
5,700	Yamato Kogyo Co. Ltd.	179,256
24,000	Yamazaki Baking Co. Ltd.	317,712
100	Yamazawa Co. Ltd.	1,816
18,200	Yamazen Corp.	141,837
2,500	Yaoko Co. Ltd.	83,836
34,000	Yaskawa Electric Corp.	300,210
2,300	Yasuda Warehouse Co. Ltd. (The)	15,329
15,900	Yellow Hat Ltd.	249,911
57,000	Yodogawa Steel Works Ltd.	263,238
12,000	Yokogawa Bridge Holdings Corp.	89,740
92,000	Yokogawa Electric Corp.(b)	908,895
22,300	Yokohama Reito Co. Ltd.	178,470
109,000	Yokohama Rubber Co. Ltd. (The)	653,542
3,000	Yokowo Co. Ltd.	15,429
5,000	Yomeishu Seizo Co. Ltd.	50,184
8,000	Yomiuri Land Co. Ltd.	26,135
5,000	Yondenko Corp.	21,517
1,700	Yonekyu Corp.	16,996
3,200	Yonex Co. Ltd.	22,209
8,300	Yorozu Corp.	200,150
98	Yoshinoya Holdings Co. Ltd.	139,247
56,000	Yuasa Trading Co. Ltd.	91,839
27,000	Yuken Kogyo Co. Ltd.	59,866
3,600	Yukiguni Maitake Co. Ltd.	15,539
10,000	Yurtec Corp.	56,547
1,100	Yusen Logistics Co. Ltd.	15,081
2,740	Yushin Precision Equipment Co. Ltd.	51,371
4,200	Yushiro Chemical Industry Co. Ltd.	46,728
7,400	Zenrin Co. Ltd.	68,738
21,900	Zensho Holdings Co. Ltd.	296,808
72,000	Zeon Corp.	631,960

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
7,000	ZERIA Pharmaceutical Co. Ltd.	$121,687
10,700	Zuken, Inc.	80,580

		253,871,128

JERSEY CHANNEL ISLANDS — 0.0%
3,036	Atrium European Real Estate Ltd.	13,939
23,569	Heritage Oil Ltd.(b)	69,637
2,029	Phoenix Group Holdings	18,640
7,265	Randgold Resources Ltd.	820,261

		922,477

LIECHTENSTEIN — 0.0%
3,313	Liechtensteinische Landesbank AG	140,546
2,157	Verwaltungs- und Privat-Bank AG	196,719

		337,265

LUXEMBOURG — 0.0%
10,130	Brait SE(b)	25,904
24,534	D’Amico International Shipping SA(b)	15,693
1,096	GAGFAH SA	5,508
5,544	Oriflame Cosmetics SA - SDR	176,365
83,956	Regus Plc	121,714

		345,184

MALAYSIA — 0.6%
61,000	Aeon Co. (M) Berhad	149,793
7,100	Aeon Credit Service M Berhad	15,871
317,300	Affin Holdings Berhad	333,780
608,300	AirAsia Berhad	709,883
20,200	Alam Maritim Resources Berhad(b)	4,980
739,000	Alliance Financial Group Berhad	959,583
45,800	Amway (Malaysia) Holdings Berhad(c)	142,128
99,800	ANN JOO Resources Berhad	62,334
40,500	APM Automotive Holdings Berhad	59,911
1,511,000	Axis Real Estate Investment Trust(c)	1,365,960
164,700	Bandar Raya Developments Berhad	128,858
32,700	Batu Kawan Berhad	206,391
95,933	Berjaya Assets Berhad	27,279
643,800	Berjaya Corp. Berhad	201,055
10,900	Berjaya Media Berhad(b)	1,738
201,800	Berjaya Sports Toto Berhad	290,560
180,500	BIMB Holdings Berhad	125,792
400	Boustead Heavy Industries Corp. Berhad	506
365,904	Boustead Holdings Berhad	659,156
6,200	British American Tobacco Malaysia Berhad	100,684

Shares		Value

MALAYSIA (continued)
41,100	Bursa Malaysia Berhad	$94,441
20,000	Cahya Mata Sarawak Berhad	13,675
75,100	Carlsberg Brewery-Malaysia Berhad	220,955
24,515	CB Industrial Product Holding Berhad(b)	39,488
14,300	Chemical Co. of Malaysia Berhad	7,051
2,200	Dayang Enterprise Holdings Berhad	1,381
2,901,752	Dialog Group Berhad	2,337,045
64,800	Dijaya Corp. Berhad	28,757
209,300	DRB-Hicom Berhad	194,714
475,000	Eastern & Oriental Berhad	260,766
220,175	ECM Libra Financial Group Berhad	58,265
18,700	Esso Malaysia Berhad	22,376
116,100	Evergreen Fibreboard Berhad(b)	40,074
20,800	Fraser & Neave Holdings Berhad	121,983
739,900	Gamuda Berhad	899,944
89,300	Genting Plantations Berhad	275,943
58,000	Glomac Berhad	15,920
85,200	Green Packet Berhad(b)	17,225
76,900	Guinness Anchor Berhad	313,465
15,900	Hai-O Enterprise Berhad	11,499
499,380	HAP Seng Consolidated Berhad	272,508
110,500	Hap Seng Plantations Holdings Berhad	105,705
737,950	Hartalega Holdings Berhad(c)	1,751,479
19,600	Hock Seng LEE Berhad	9,343
92,500	Hong Leong Financial Group Berhad	361,243
51,500	Hong Leong Industries Berhad(c)	72,798
350,930	IGB Corp. Berhad	312,630
833,940	IJM Corp. Berhad	1,573,575
192,200	IJM Land Berhad	138,369
125,900	IJM Plantations Berhad	136,578
24,800	JAKS Resources Berhad(b)	4,851
32,800	JT International Berhad	73,967
67,400	K&N Kenanga Holdings Berhad(b)	15,177
44,400	Karambunai Corp Berhad(b)	2,554
89,800	Keck Seng (Malaysia) Berhad	122,213
131,768	Kencana Petroleum Berhad(b)	135,147
219,600	KFC Holdings Malaysia Berhad	275,041
103,900	Kian JOO CAN Factory Berhad	76,508
70,600	Kinsteel Berhad	12,765
293,400	KLCC Property Holdings Berhad	316,355
1,075,650	KPJ Healthcare Berhad	1,732,638
13,900	KSL Holdings Berhad	6,808
370,600	Kulim Malaysia Berhad	536,042
52,850	Kumpulan Fima Berhad	35,442
105,000	Kurnia Asia Berhad(b)	20,883

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

MALAYSIA (continued)
87,500	Lafarge Malayan Cement Berhad	$192,143
157,800	Landmarks Berhad(b)	59,136
7,000	Leader Universal Holdings Berhad(b)	2,416
97,400	Lingkaran Trans Kota Holdings Berhad	121,670
81,500	Lingui Development Berhad	40,455
142,700	Lion Industries Corp. Berhad	69,427
15,500	LPI Capital Berhad	68,176
242,380	Mah Sing Group Berhad	164,136
48,700	Malayan Flour Mills Berhad	69,320
154,100	Malaysia Airports Holdings Berhad	288,748
114,500	Malaysia Building Society	81,678
58,100	Malaysian Airline System Berhad(b)	32,087
78,300	Malaysian Bulk Carriers Berhad	59,201
31,313	Malaysian Pacific Industries Berhad	35,822
291,250	Malaysian Resources Corp. Berhad	207,762
28,600	MBM Resources Berhad	35,444
262,400	Media Prima Berhad	220,823
434,400	MMC Corp. Berhad	399,842
189,500	Muhibbah Engineering M Berhad	77,245
489,900	Mulpha International Berhad(b)	66,029
17,900	Naim Holdings Berhad	11,004
157,000	Nam Cheong Ltd.(b)	18,847
481,100	NCB Holdings Berhad(c)	616,795
4,800	Nestle Malaysia Berhad	87,890
102,200	Oriental Holdings Berhad	177,389
430,625	OSK Holdings Berhad	251,976
4,700	Padini Holdings Berhad	2,009
4,300	Panasonic Manufacturing Malaysia Berhad	28,243
43,120	Paramount Corp. Berhad	24,381
112,459	Parkson Holdings Berhad	208,874
42,400	Pelikan International Corp. Berhad	12,893
9,100	Perwaja Holdings Berhad(b)	2,363
5,785	Pharmaniaga Berhad(c)(d)	9,832
142,800	POS Malaysia Berhad	131,909
55,600	Press Metal Berhad	34,544
115,500	Proton Holdings Berhad	205,030
1,785,100	QL Resources Berhad(c)	1,842,608
84,100	SapuraCrest Petroleum Berhad	134,361
36,200	Sarawak Oil Palms Berhad	73,185
13,100	Scientex Berhad	10,895
2,300	Selangor Properties Berhad	2,540
75,100	Shangri-La Hotels (Malaysia) Berhad(c)	62,954
28,800	Shell Refining Co. Federation of Malaya Berhad	91,834
425,950	SP Setia Berhad	553,091

Shares		Value

MALAYSIA (continued)
93,800	Star Publications Malaysia Berhad	$101,755
18,690	Subur Tiasa Holdings Berhad	14,930
332,745	Sunway Berhad(b)	273,459
74,304	Ta Ann Holdings Berhad	139,473
682,700	TA Enterprise Berhad	136,899
195,360	TA Global Berhad	19,587
195,360	TA Global Berhad - Preferred Shares(b)	17,019
210,800	TAN Chong Motor Holdings Berhad	297,282
74,000	TDM Berhad	113,846
120,300	Telekom Malaysia Berhad	189,822
51,200	TH Plantations Berhad	40,394
1,578,800	Time dotCom Berhad(b)	355,515
120,960	Top Glove Corp. Berhad	201,202
275,400	Tradewinds Corp. Berhad	74,237
45,300	Tradewinds Malaysia Berhad	147,873
57,200	TSH Resources Berhad	37,043
285,308	UEM Land Holdings Berhad(b)	217,592
227,200	UMW Holdings Berhad	516,092
59,900	Unico-Desa Plantations Berhad	23,235
128,080	Unisem (M) Berhad	65,682
15,000	United Malacca Berhad	33,531
38,700	United Plantations Berhad	258,763
129,975	Wah Seong Corp. Berhad	88,445
1,348,800	Wellcall Holdings Berhad(c)	585,278
170,700	WTK Holdings Berhad	80,805
140,671	YNH Property Berhad	84,625
18,600	YTL Cement Berhad	26,903
9,200	YTL Corp. Berhad	4,536
41,000	YTL Land & Development Berhad(b)	15,634
654,300	YTL Power International Berhad	397,914
26,100	Zelan Berhad(b)	3,732
25,600	Zhulian Corp. Berhad	16,747

		30,088,685

MALTA — 0.0%
8,169	Unibet Group Plc - SDR	201,748

MAURITIUS — 0.0%
179,637	Essar Energy Plc(b)	365,728

MEXICO — 0.3%
134,100	Alfa SAB de CV - Series A	1,760,242
22,063	Alsea SAB de CV	24,883
414,805	Arca Continental SAB de CV	1,928,571
997	Axtel SAB de CV - CPO Shares(b)	345
51,300	Bolsa Mexicana de Valores SAB de CV	95,798
210,900	Carso Infraestructura y Construccion SAB de CV(b)	132,681
920,875	Cemex SAB de CV - CPO Shares(b)	625,263

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

MEXICO (continued)
227,687	Controladora Comercial Mexicana SAB de CV(b)	$453,659
800	Corp. Actinver SAB de CV	660
669	Corp. GEO SAB de CV - Series B(b)	1,056
65,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(c)	30,247
27,300	Corp. Moctezuma SAB de CV	62,835
7,020	Empresas ICA SAB de CV(b)	11,440
696,800	Fibra Uno Administracion SA de CV(c)	1,382,470
22,800	Financiera Independencia SAB de CV	10,670
138,700	Genomma Lab Internacional SAB de CV - Class B(b)	304,342
12,300	Gruma SAB de CV - Series B(b)	27,367
109,917	Grupo Aeroportuario del Centro Norte SAB de CV	207,200
430,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	1,612,926
164,456	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,085,093
120,492	Grupo Cementos de Chihuahua SAB de CV(b)(c)	416,828
45,878	Grupo Comercial Chedraui SA de CV	112,635
251,000	Grupo Financiero Banorte SAB de CV - Series O	1,001,373
52,600	Grupo Herdez SAB de CV	102,907
57,500	Grupo Industrial Maseca SAB de CV - Series B(b)(c)	60,482
12,400	Grupo Industrial Saltillo SAB de CV(b)	14,175
45,400	Grupo Simec SAB de CV - Series B(b)	116,338
264,100	Impulsora del Desarrollo y El Empleo En America Latina SAB de CV(b)(c)	486,294
10,460	Industrias Bachoco SAB de CV - Class B	17,551
170,175	Industrias CH SAB de CV - Series B(b)	634,789
11,100	Inmuebles Carso SAB de CV(b)	8,942
100	Medica Sur SAB de CV - Series B	185
14,800	Megacable Holdings SAB de CV(b)	30,658
127,413	Mexichem SAB de CV	439,891
96,435	Organizacion Soriana SAB de CV - Series B(b)	242,972
59,600	Promotora y Operadora de Infraestructura SAB de CV(b)	272,071
46,400	Qualitas Cia de Seguros SA de CV(b)	45,389
341,100	Sare Holding SAB de CV - Class B(b)	35,068

Shares		Value

MEXICO (continued)
427,400	TV Azteca SAB de CV	$292,167
67,123	Urbi Desarrollos Urbanos SAB de CV(b)	95,735

		14,184,198

MONACO — 0.0%
480	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	24,487

NETHERLANDS — 1.0%
47,325	Aalberts Industries NV	887,382
9,250	Accell Group	196,736
9,418	AMG Advanced Metallurgical Group NV(b)	108,409
4,482	Amsterdam Commodities NV	61,851
5,838	Arcadis NV	112,751
42,228	ASM International NV	1,396,092
32,423	BE Semiconductor Industries NV	238,518
5,643	Beter BED Holding NV	119,577
11,586	BinckBank NV	125,029
5,454	Brunel International NV	192,727
1,645	CSM	30,458
12,004	Delta Lloyd NV	219,668
4,041	Dockwise Ltd.(b)	68,188
2,240	Exact Holding NV	51,319
15,923	Fugro NV - CVA	1,046,607
25,465	Gemalto NV	1,366,683
3,036	Grontmij NV CVA	20,333
2,938	Heijmans NV - CVA	34,753
541	Hunter Douglas NV	20,833
16,720	Imtech NV	516,581
16,012	Kardan NV(b)	36,443
3,085	KAS Bank NV - CVA	34,905
5,597	Kendrion NV	134,855
60,749	Koninklijke BAM Groep NV	262,226
434,773	Koninklijke Boskalis Westminster NV	16,844,966
14,713	Koninklijke Ten Cate NV	456,882
12,312	Koninklijke Vopak NV	668,987
68,974	Koninklijke Wessanen NV	250,093
7,790	Macintosh Retail Group NV	99,349
19,566	Mediq NV	311,341
61	Nederland Apparatenfabriek	1,653
31	New World Resources Plc - Class A	224
18,116	Nutreco Holding NV	1,283,878
13,680	Ordina NV(b)	18,663
315,125	Qiagen NV(b)(e)	5,128,561
230,000	Qiagen NV(b)(e)	3,721,400
5,588	Qurius NV(b)	1,111
108,816	Randstad Holding NV	3,710,704
201,235	SBM Offshore NV	3,412,703
11,287	Sligro Food Group NV	318,531
39,675	SNS Reaal NV(b)	94,763
10,281	Telegraaf Media Groep NV	132,463

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

NETHERLANDS (continued)
15,287	TKH Group NV	$349,931
85,773	TNT Express NV	717,823
46,784	TomTom NV(b)	211,125
9,665	Unit 4 NV	226,043
25,872	USG People NV	220,310
2,020	Wavin NV(b)	24,203
27,312	Wolters Kluwer NV	495,153
5,243	Xeikon NV(b)	21,528

		46,005,312

NEW ZEALAND — 0.4%
155,194	Air New Zealand Ltd.	116,603
2,702,327	Auckland International Airport Ltd.(c)	5,477,525
126,968	Contact Energy Ltd.(b)	501,092
8,522	Ebos Group Ltd.	50,309
168,100	Fisher & Paykel Appliances Holdings Ltd.(b)	47,883
1,709,494	Fisher & Paykel Healthcare Corp. Ltd.(c)	3,006,368
28,085	Freightways Ltd.	85,565
6,326	Hallenstein Glasson Holdings Ltd.	19,325
38,459	Heartland New Zealand Ltd.(b)	15,559
40,503	Infratil Ltd.	62,702
32,296	Mainfreight Ltd.	259,985
33,862	New Zealand Oil & Gas Ltd.	20,270
38,630	New Zealand Refining Co. Ltd. (The)(c)	90,262
85,108	Nuplex Industries Ltd.	174,970
21,545	NZX Ltd.	46,784
29,901	PGG Wrightson Ltd.(b)	9,134
80,140	Pike River Coal Ltd.(b)(c)(d)	0
56,739	Port of Tauranga Ltd.	489,077
13,536	Pumpkin Patch Ltd.	8,829
68,460	Pyne Gould Corp. Ltd.(b)	20,349
18,968	Rakon Ltd.(b)	10,180
19,670	Restaurant Brands New Zealand Ltd.	32,156
130,479	Ryman Healthcare Ltd.	304,875
15,128	Sanford Ltd.	51,211
48,111	Skellerup Holdings Ltd.	53,626
1,565,433	Sky City Entertainment Group Ltd.(c)	4,562,513
99,091	Sky Network Television Ltd.	427,071
12,028	Steel & Tube Holdings Ltd.	22,245
49,776	Tower Ltd.	58,358
41,749	TrustPower Ltd.(c)	244,737
58,037	Vector Ltd.	128,900
34,146	Warehouse Group Ltd. (The)	85,705

		16,484,168

NIGERIA — 0.0%
26,260	Maurel & Prom Nigeria(b)	61,829

Shares		Value

NORWAY — 0.2%
41,936	ABG Sundal Collier Holding ASA	$32,165
31,265	Acta Holding ASA	7,407
11,298	Aker ASA - Class A	317,738
14,414	Aker Biomarine ASA(b)	3,464
8,076	Algeta ASA(b)	207,991
34,500	Atea ASA	336,650
25,321	Austevoll Seafood ASA	110,485
5,832	Bonheur ASA(c)	128,727
100,901	BW Offshore Ltd.	152,375
19,722	BWG Homes ASA	42,691
55,760	Cermaq ASA(b)	768,399
2,675	Clavis Pharma ASA(b)	29,066
25,707	Det Norske Oljeselskap ASA(b)	392,156
111,379	DNO International ASA(b)	154,625
12,614	DOF ASA(b)	60,200
28,834	EDB ErgoGroup ASA(b)	51,603
7,264	Ekornes ASA	141,145
27,547	Electromagnetic GeoServices ASA(b)	77,472
154,310	Eltek ASA(b)	101,523
116,200	Farstad Shipping ASA(c)	3,149,105
77,079	Fornebu Utvikling ASA(b)	31,925
15,475	Fred Olsen Energy ASA	583,181
7,560	Ganger Rolf ASA(c)	153,983
10,278	Grieg Seafood ASA	9,863
70,588	Hurtigruten ASA(b)	40,666
24,568	Intex Resources ASA(b)	33,081
320	Jason Shipping ASA(b)	133
43,319	Kongsberg Automotive Holding ASA(b)	16,465
14,697	Kongsberg Gruppen ASA	296,846
2,224	Kverneland ASA(b)	3,942
2,447	Leroey Seafood Group ASA	40,978
244,334	Marine Harvest ASA	132,599
10,381	Nordic Semiconductor ASA	32,380
4,652	Norwegian Air Shuttle AS(b)	61,847
21,049	Norwegian Energy Co. AS(b)	21,347
1,161	Odfjell SE - Class A	8,014
23,394	Opera Software ASA	116,432
203	Panoro Energy ASA(b)	166
72,800	Petroleum Geo-Services ASA(b)	931,870
3,052	PhotoCure ASA(b)	20,288
2,718	Pronova BioPharma AS(b)	3,067
6,386	Q-Free ASA(b)	20,572
1,560	Salmar ASA	8,509
18,599	Scana Industrier ASA(b)	5,548
18,600	Schibsted ASA	530,704
4,950	Solstad Offshore ASA	83,105
35,847	SpareBank 1 SMN	232,789
42,000	TGS Nopec Geophysical Co. ASA	1,050,895
50,237	Tomra Systems ASA	368,193
3,670	TTS Group ASA(b)	6,818
26,254	Veidekke ASA	191,076

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

NORWAY (continued)
3,850	Wilh Wilhelmsen Holding ASA	$93,838

		11,396,107

PERU — 0.1%
734,226	Alicorp SA(c)	1,638,288
181,648	Copeinca ASA(b)(c)	1,151,748
1,157,607	Ferreyros SA	1,106,378
35,750	Hochschild Mining Plc	278,462

		4,174,876

PHILIPPINES — 0.3%
1,120,000	Aboitiz Equity Ventures, Inc.	1,091,664
605,400	Aboitiz Power Corp.	426,328
108,200	Alliance Global Group, Inc.	27,753
232,400	Atlas Consolidated Mining & Development(b)	102,855
17,152	Ayala Corp.	140,464
440,500	Ayala Land, Inc.	181,397
645,262	Bank of The Philippine Islands	912,560
738,290	BDO Unibank, Inc.	1,032,074
120,166	Belle Corp.(b)	13,422
8,137	China Banking Corp.	78,552
337,200	DMCI Holdings, Inc.	361,693
2,243,800	Energy Development Corp.	292,999
2,159,375	Filinvest Land, Inc.	58,409
409,000	First Gen Corp.(b)	123,601
213,520	First Philippine Holdings Corp.	296,493
465,000	Global-Estate Resorts, Inc.(b)	24,288
15,090	Globe Telecom, Inc.	409,930
3,506,700	GMA Holdings, Inc. - PDR(c)	672,148
237,090	International Container Terminal Services, Inc.	309,873
72,300	JG Summit Holdings, Inc.	46,868
155,000	Jollibee Foods Corp.	353,480
1,320,000	Lepanto Consolidated Mining(b)	56,635
1,379,000	Lopez Holdings Corp.	166,888
3,303,600	Manila Water Co., Inc.(c)	1,617,712
10,796,696	Megaworld Corp.	430,508
140,000	Metro Pacific Investments Corp.	11,426
343,228	Metropolitan Bank & Trust	607,062
623,000	Pepsi-Cola Products Philippines, Inc.(b)	33,122
105,600	Philweb Corp.	38,118
135,000	Rizal Commercial Banking Corp.	95,698
538,500	Robinsons Land Corp.	176,549
171,868	Security Bank Corp.	456,471
48,220	Semirara Mining Corp.	253,440
756,502	SM Development Corp.	123,835
1,524,900	SM Prime Holdings, Inc.	583,149
350,000	Southeast Asia Cement Holdings	14,201
102,600	Union Bank of Philippines	182,304
509,115	Universal Robina Corp.	636,913

Shares		Value

PHILIPPINES (continued)
2,843,000	Vista Land & Lifescapes, Inc.	$202,195

		12,643,077

POLAND — 0.1%
9,002	Agora SA	33,477
10,960	Asseco Poland SA	158,993
26,856	Bank Handlowy w Warszawie SA	622,545
84,867	Bank Millennium SA	110,463
375,702	Boryszew SA(b)	87,324
7,103	BRE Bank SA(b)	649,369
6,112	Budimex SA	161,002
4,020	Ciech SA(b)	24,269
1,000	Dom Development SA	10,391
155,994	Echo Investment SA(b)	190,956
2,276	Emperia Holding SA	81,044
3,279	Energomontaz Poludnie SA(b)	2,032
32,056	Eurocash SA	297,930
5,542	Farmacol SA(b)(c)	45,514
606,012	Get Bank SA(b)	345,563
207,050	Getin Holdings SA(b)	156,564
7,225	Getin Noble Bank SA(b)	9,292
3,848	Grupa Kety SA	127,599
27,433	Grupa Lotos SA(b)	221,892
2,830	ING Bank Slaski SA	72,092
2,620	Inter Cars SA(b)	69,828
10,387	Kopex SA(b)	75,904
4,404	Kredyt Bank SA	15,013
350	LPP SA	218,777
528	Lubelski Wegiel Bogdanka SA	20,257
219,284	Netia SA(b)	385,317
10,774	Orbis SA(b)	135,226
1,674	PBG SA	42,540
2,139	Pelion SA	21,610
109	Polnord SA	573
18,559	Rafako SA	45,437
158	Stalprodukt SA	13,710
363,944	Synthos SA	583,113
8,802	Trakcja-Tiltra SA(b)	3,546
37,193	TVN SA	129,671
960	Zaklady Azotowe Pulawy SA	27,713
19,455	Zaklady Azotowe W Tarnowie-Moscicach SA(b)	181,418
119	Zaklady Chemiczne Police SA(b)	385
1,898	Zaklady Tluszczowe Kruszwica SA(c)	29,410

		5,407,759

PORTUGAL — 0.0%
16,720	Altri SGPS SA	24,714
17,511	Banco BPI SA(b)	10,994
50,983	Banco Comercial Portugues SA(b)	9,003
20,147	Banco Espirito Santo SA	33,284
25,066	BANIF SGPS SA(b)	9,541

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

PORTUGAL (continued)
6,907	Brisa Auto-Estradas de Portugal SA	$20,238
63,975	Cimpor Cimentos de Portugal SGPS SA	430,963
2,336	Corticeira Amorim SGPS SA	4,278
14,774	Global Intelligent Technologies SGPS SA(b)	2,319
2,417	Impresa SGPS SA(b)	1,486
37,391	Inapa-Invest Particip Gesta(b)	6,847
49,289	Mota-Engil SGPS SA	66,922
272	Novabase SGPS SA	740
87,362	Portucel Empresa Produtora de Pasta e Papel SA(b)	206,835
1,323	Portugal Telecom SGPS SA	6,576
39,281	REN - Redes Energeticas Nacionais SA	106,102
15,447	SAG GEST-Solucoes Automovel Globais SGPS SA(b)	8,890
11,946	Semapa - Sociedade de Investimento e Gestao(b)	82,333
71,802	Sonae	41,137
10,250	Sonae Capital SGPS SA(b)	2,950
15,150	Sonae Industria SGPS SA(b)	12,405
41,025	Sonaecom SGPS SA	64,449
11,475	Teixeira Duarte SA	3,002
4,627	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	14,901

		1,170,909

RUSSIA — 0.0%
7,397	Raven Russia Ltd.	6,236

SINGAPORE — 1.4%
51,000	Abterra Ltd.(b)	28,787
4,342,000	Ascendas Real Estate Investment Trust	6,437,834
80,000	Asiasons Capital Ltd.(b)	12,402
155,400	ASL Marine Holdings Ltd.(c)	61,772
78,000	Ausgroup Ltd.	22,014
136,000	Banyan Tree Holdings Ltd.	64,873
88,000	Beyonics Technology Ltd.(b)(c)(d)	17,840
165,000	Biosensors International Group Ltd.(b)	212,505
7,400	Bonvests Holdings Ltd.	5,236
105,000	Boustead Singapore Ltd.	72,207
39,000	Breadtalk Group Ltd.	17,363
132,000	Broadway Industrial Group Ltd.	34,631
40,000	Bukit Sembawang Estates Ltd.	136,423
47,355	Cape Plc	292,368
9,349,000	CapitaMall Trust REIT(c)	12,709,616
30,000	Cerebos Pacific Ltd.	127,837
111,000	CH Offshore Ltd.	34,416
29,000	China Merchants Holdings Pacific Ltd.	15,332
135,000	Chip Eng Seng Corp. Ltd.	46,687
331,000	ComfortDelGro Corp. Ltd.	390,774

Shares		Value

SINGAPORE (continued)
137,000	Cosco Corp. Singapore Ltd.	$128,521
6,000	Creative Technology Ltd.	11,400
199,000	CSC Holdings Ltd.	18,194
110,000	CSE Global Ltd.	79,580
143,000	CWT Ltd.	117,665
14,000	Ellipsiz Ltd.	1,202
15,600	Eu Yan Sang International Ltd.	8,371
44,000	Ezion Holdings Ltd.	26,235
3,085,400	Ezra Holdings Ltd.(b)	2,575,561
100,000	Falcon Energy Group Ltd.	19,478
179,000	First Resources Ltd.	233,382
183,000	FJ Benjamin Holdings Ltd.	48,738
493,000	Fragrance Group Ltd.	141,098
134,000	Freight Links Express Holdings Ltd.	6,711
306,000	Gallant Venture Ltd.(b)	71,765
2,000	GK Goh Holdings Ltd.	1,185
46,000	GMG Global Ltd.	5,047
94,000	Goodpack Ltd.	114,338
15,000	GP Batteries International Ltd.	12,462
80,000	GP Industries Ltd.(c)	23,532
164,666	Guocoland Ltd.	242,185
129,000	Guthrie GTS Ltd.	51,278
692,875	Healthway Medical Corp. Ltd.(b)	46,821
55,000	Hiap Seng Engineering Ltd.	14,867
7,000	Hi-P International Ltd.	3,701
96,000	Ho Bee Investment Ltd.	85,861
229,000	Hong Fok Corp. Ltd.(b)	89,208
131,000	Hong Leong Asia Ltd.	179,131
137,600	Hotel Properties Ltd.	210,035
3,000	Hour Glass Ltd. (The)	2,671
126,000	HTL International Holdings Ltd.	35,060
65,000	HupSteel Ltd.	9,922
126,000	Hwa Hong Corp. Ltd.	44,075
3,870,000	Hyflux Ltd.(c)	4,230,433
74,000	Hyflux Ltd. - Placement Shares	80,892
98,000	Indofood Agri Resources Ltd.(b)	112,581
92,000	InnoTek Ltd.	31,450
156,000	Jaya Holdings Ltd.(b)	71,932
101,000	Jiutian Chemical Group Ltd.(b)	3,613
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
71,000	K1 Ventures Ltd.	5,701
213,000	Keppel Land Ltd.	482,609
34,000	Keppel Telecommunications & Transportation Ltd.	29,868
195,000	LC Development Ltd.	24,339
75,000	Lum Chang Holdings Ltd.	17,590
120,000	M1 Ltd.	230,870
74,000	Manhattan Resources Ltd.(b)	53,536
6,000	Marco Polo Marine Ltd.	1,765
274,000	Mercator Lines Singapore Ltd.	28,972
351,800	Metro Holdings Ltd.	201,372
101,000	Midas Holdings Ltd.	30,914

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

SINGAPORE (continued)
255,000	Neptune Orient Lines Ltd.	$263,545
1,000	Next-Generation Satellite Communications Ltd.(b)	14
25,000	NSL Ltd.	27,428
395,000	Oceanus Group Ltd.(b)	22,924
95,173	OM Holdings Ltd.	38,395
122,195	Orchard Parade Holdings Ltd.	136,490
32,000	OSIM International Ltd.	33,072
97,000	Otto Marine Ltd.	10,179
81,000	Overseas Union Enterprise Ltd.	144,246
26,000	Pan Pacific Hotels Group Ltd.	38,033
60,000	Petra Foods Ltd.	92,062
21,000	PSC Corp. Ltd.	3,239
106,215	QAF Ltd.	53,620
69,542	Raffles Education Corp. Ltd.	25,708
87,676	Raffles Medical Group Ltd.	154,044
121,000	Rotary Engineering Ltd.	61,084
154,000	Roxy-Pacific Holdings Ltd.	51,421
1,594,000	S i2i Ltd.(b)	62,095
100,000	Sakari Resources Ltd.	187,622
17,000	San Teh Ltd.	3,784
132,000	Sapphire Corp. Ltd.	14,377
4,235,000	SATS Ltd.(c)	7,710,101
43,000	SBS Transit Ltd.(c)	58,457
87,142	SC Global Developments Ltd.	72,742
3,024,000	SIA Engineering Co. Ltd.(c)	8,342,235
100,500	Sim Lian Group Ltd.	41,947
569,000	Sinarmas Land Ltd.(b)(c)	137,970
70,000	Singapore Land Ltd.	326,112
346,000	Singapore Post Ltd.	268,196
174,000	Singapore Reinsurance Corp. Ltd.(c)	38,041
33,000	SMB United Ltd.	10,363
2,219,000	SMRT Corp. Ltd.(c)	3,069,571
484,000	Stamford Land Corp. Ltd.	215,479
3,159,000	StarHub Ltd.(c)	7,107,342
82,000	Sunningdale Tech Ltd.	8,605
115,000	Super Group Ltd.	127,082
114,000	Swiber Holdings Ltd.(b)	54,379
85,000	Swissco Holdings Ltd.(b)	16,218
73,000	Tat Hong Holdings Ltd.	50,781
56,500	Tiger Airways Holdings Ltd.(b)	31,218
48,000	Tiong Woon Corp. Holding Ltd.	10,112
295,143	Tuan Sing Holdings Ltd.	69,219
114,000	UMS Holdings Ltd.	42,596
116,627	United Engineers Ltd.	191,929
420,000	United Industrial Corp. Ltd.(c)	921,573
232,000	UOB-Kay Hian Holdings Ltd.	295,107
302,000	UOL Group Ltd.	1,104,424
58,000	Venture Corp. Ltd.	332,917
20,000	WBL Corp. Ltd.	50,244
209,812	Wheelock Properties (Singapore) Ltd.(c)	266,883
230,000	Wing Tai Holdings Ltd.	224,908
1,364	XP Power Ltd.	20,419
86,000	Yanlord Land Group Ltd.	78,626

Shares		Value

SINGAPORE (continued)
115,000	Yongnam Holdings Ltd.	$23,314

		63,781,126

SOUTH AFRICA — 0.8%
286,514	Adcock Ingram Holdings Ltd.	2,295,087
508	Adcorp Holdings Ltd.	1,731
114,293	Advtech Ltd.	93,380
59,169	Aeci Ltd.	643,051
227,840	Afgri Ltd.	177,411
401,966	African Bank Investments Ltd.	1,875,920
44,678	African Rainbow Minerals Ltd.	1,052,927
13,164	Allied Electronics Corp. Ltd.	39,049
21,133	Allied Technologies Ltd.	141,587
419	Argent Industrial Ltd.	346
65,464	Aspen Pharmacare Holdings Ltd.(b)	834,590
561	Assore Ltd.	16,095
11,620	Astral Foods Ltd.	179,030
125,307	Aveng Ltd.	557,073
128,958	AVI Ltd.	684,272
105,076	Barloworld Ltd.	1,176,229
25,967	Basil Read Holdings Ltd.	44,158
8,140	Blue Label Telecoms Ltd.	6,505
32,224	Business Connexion Group Ltd.	19,735
7,341	Capitec Bank Holdings Ltd.	171,063
2,456	Cashbuild Ltd.	36,882
57,968	Caxton and CTP Publishers and Printers Ltd.	113,029
2,787	Ceramic Industries Ltd.	37,416
185,094	Cipla Medpro South Africa Ltd.	155,959
7,765	City Lodge Hotels Ltd.	76,616
400,038	Clicks Group Ltd.	2,030,598
27,334	Coronation Fund Managers Ltd.	88,596
107,631	DataTec Ltd.	586,933
77,015	Discovery Holdings Ltd.	448,042
12,341	Distell Group Ltd.	113,610
968	Distribution and Warehousing Network Ltd.(b)	650
274,476	EOH Holdings Ltd.(c)	1,034,229
27,664	Eqstra Holdings Ltd.	27,271
45,744	First Uranium Corp.(b)	8,212
54,199	Foschini Group Ltd. (The)	752,858
10,106	Gijima Group Ltd.(b)	737
51,161	Great Basin Gold Ltd.(b)	64,289
106,233	Grindrod Ltd.	202,928
556	Group Five Ltd.	1,778
14,422	Hudaco Industries Ltd.	200,718
6,374	Hulamin Ltd.(b)	6,919
8,550	Iliad Africa Ltd.	5,302
52,630	Illovo Sugar Ltd.	171,595
95,843	Imperial Holdings Ltd.	1,698,707
61,419	JD Group Ltd.	388,723
25,640	JSE Ltd.	250,791
155,803	Lewis Group Ltd.	1,481,514
59,244	Liberty Holdings Ltd.	645,229

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

SOUTH AFRICA (continued)
70,859	Life Healthcare Group Holdings Ltd.	$192,072
15,437	Massmart Holdings Ltd.	347,382
116,507	Mediclinic International Ltd.	529,571
11,617	Merafe Resources Ltd.	1,352
20,292	Metair Investments Ltd.	52,902
302,992	MMI Holdings Ltd.	703,137
76,923	Mondi Ltd.	614,412
38,912	Mr. Price Group Ltd.	429,116
21,047	Murray & Roberts Holdings Ltd.(b)	72,120
141,978	Mvelaphanda Group Ltd.(b)	62,629
31,978	Mvelaserve Ltd.	43,544
18,653	Namakwa Diamonds Ltd.(b)	2,128
202,370	Nampak Ltd.	584,772
221,676	Netcare Ltd.	384,619
41,870	Northam Platinum Ltd.	180,412
236,307	Oceana Group Ltd.(c)	1,394,982
20,617	Omnia Holdings Ltd.	228,521
8,480	Palabora Mining Co. Ltd.	171,560
50,737	Peregrine Holdings Ltd.	64,872
4,111	Petmin Ltd.	1,551
38,560	Pick’n Pay Stores Ltd.	224,820
218,324	Pioneer Foods Ltd.(c)	1,702,799
44,385	Pretoria Portland Cement Co. Ltd.	160,490
50,557	PSG Group Ltd.	303,816
1,762	Raubex Group Ltd.	2,974
12,597	Resilient Property Income Fund Ltd.	60,721
55,765	Reunert Ltd.	464,524
11,250	Santam Ltd.	211,231
106,890	Sappi Ltd.(b)	352,605
9,525	Sentula Mining Ltd.(b)	2,497
38,542	Spar Group Ltd. (The)	545,771
16,434	Stefanutti Stocks Holdings Ltd.	22,063
594,882	Steinhoff International Holdings Ltd.(b)	1,901,529
14,635	Sun International Ltd.	168,971
118,716	Super Group Ltd.(b)	174,254
63,720	Telkom SA Ltd.	240,342
18,622	Tiger Brands Ltd.	600,035
13,568	Tongaat Hulett Ltd.	179,551
24,146	Trencor Ltd.	120,404
62,145	Truworths International Ltd.	621,442
46,017	Tsogo Sun Holdings Ltd.	102,435
6,989	Vukile Property Fund Ltd.	13,717
8,374	Wesizwe Platinum Ltd.(b)	1,563
9,811	Wilson Bayly Holmes-Ovcon Ltd.	137,987
191,832	Woolworths Holdings Ltd.	1,030,155
211,907	Zeder Investments Ltd.	69,090

		36,116,810

Shares		Value

SOUTH KOREA — 1.4%
2,362	Aekyung Petrochemical Co. Ltd.(b)	$74,854
487	AMOREPACIFIC Corp.(b)	433,958
1,882	AMOREPACIFIC Group(b)	431,402
1,340	Asia Cement Co. Ltd.(b)	48,072
32,680	Asiana Airlines(b)	214,696
1,640	AUK Corp.(b)	4,971
2,450	Basic House Co. Ltd. (The)(b)	43,401
2,891	Binggrae Co. Ltd.(b)	155,700
48,140	BS Financial Group, Inc.(b)	546,388
5,560	Capro Corp.(b)	125,717
21,561	Cheil Industries, Inc.	1,928,945
19,930	Cheil Worldwide, Inc.(b)	308,703
3,870	Chong Kun Dang Pharm Corp.(b)	72,002
73	Chosun Refractories Co. Ltd.(b)	4,224
1,970	CJ CGV Co. Ltd.(b)	44,368
2,682	CJ CheilJedang Corp.(b)	735,351
9,547	CJ Corp.(b)	658,648
6,490	Cosmochemical Co. Ltd.(b)	100,526
329	Crown Confectionery Co. Ltd.(b)	49,496
3,210	Dae Dong Industrial Co. Ltd.(b)	12,259
675	Dae Han Flour Mills Co. Ltd.(b)	106,957
16,020	Dae Won Kang Up Co. Ltd.(b)	66,598
20,010	Daechang Co. Ltd.(b)	28,857
4,450	Daeduck Electronics Co.(b)	43,575
3,310	Daeduck GDS Co. Ltd.(b)	28,434
4,330	Daegu Department Store	53,000
5	Daehan Synthetic Fiber Co. Ltd.(b)	332
10,500	Daekyo Co. Ltd.	58,045
22,484	Daelim Industrial Co. Ltd.(b)	2,161,634
9,090	Daesang Corp.(b)	119,355
4,530	Daesang Holdings Co. Ltd.(b)	17,622
4,240	Daesung Holdings Co. Ltd.(b)	27,818
1,850	Daesung Industrial Co. Ltd.(b)	45,947
69,215	Daewoo Engineering & Construction Co. Ltd.(b)	730,136
13,072	Daewoo International Corp.	350,844
16,286	Daewoo Securities Co. Ltd.	190,645
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	740,535
820	Daewoong Co. Ltd.(b)	10,657
2,661	Daewoong Pharmaceutical Co. Ltd.(b)	66,563
6,720	Daishin Securities Co. Ltd.	71,486
20,410	Daou Technology, Inc.(b)	247,097
3,090	DCM Corp.(b)	29,020
52,250	DGB Financial Group, Inc.(b)	695,364
1,360	Dong Ah Tire & Rubber Co. Ltd.(b)	13,741
6,760	Dong IL Rubber Belt Co. Ltd.(b)	50,733
679	Dong-A Pharmaceutical Co. Ltd.(b)	57,603
5,230	Dongaone Co. Ltd.(b)	22,208

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
12,536	Dongbu HiTek Co. Ltd.(b)	$103,672
9,369	Dongbu Insurance Co. Ltd.	400,331
12,350	Dongbu Securities Co. Ltd.	52,606
754	Dong-IL Corp.(b)	31,278
841	Dongil Industries Co. Ltd.(b)	43,422
23,402	Dongkuk Steel Mill Co. Ltd.(b)	492,685
7,740	Dongwha Pharmaceutical Co. Ltd.(b)	33,348
531	Dongwon F&B Co. Ltd.(b)	30,300
496	Dongwon Industries Co. Ltd.(b)	76,827
20,030	Dongwon Systems Corp.(b)	19,525
10,510	Dongyang Mechatronics Corp.(b)	125,370
5,324	Doosan Corp.	725,128
33,690	Doosan Infracore Co. Ltd.(b)	569,822
270	E1 Corp.(b)	13,892
8,099	Eugene Investment & Securities Co. Ltd.(b)	27,289
3,160	F&F Co. Ltd.(b)	18,144
12,730	Foosung Co. Ltd.(b)	87,484
2,079	Fursys, Inc.(b)	63,665
3,200	Global & Yuasa Battery Co. Ltd.(b)	129,185
99,960	Grand Korea Leisure Co. Ltd.	1,770,778
1,229	Green Cross Corp.(b)	156,449
9,290	Green Cross Holdings Corp.(b)	112,057
23,773	GS Engineering & Construction Corp.(b)	2,109,911
5,230	GS Global Corp.(b)	59,360
33,465	GS Holdings(b)	1,855,939
384	Gwangjushinsegae Co. Ltd.	58,796
12,680	Halla Climate Control Corp.(b)	241,556
2,770	Halla Engineering & Construction Corp.(b)	35,015
15,810	Han Kuk Carbon Co. Ltd.(b)	85,992
1,900	Hanall Biopharma Co. Ltd.(b)	17,590
230	Handok Pharmaceuticals Co. Ltd.	2,570
9,530	Handsome Co. Ltd.(b)	285,896
397	Hanil Cement Co. Ltd.(b)	16,539
11,420	Hanil E-Wha Co. Ltd.(b)	96,679
3,489	Hanjin Heavy Industries & Construction Co. Ltd.(b)	64,758
2,130	Hanjin Heavy Industries & Construction Holdings Co. Ltd.(b)	15,302
4,755	Hanjin Shipping Co. Ltd.(b)	57,144
4,620	Hanjin Transportation Co. Ltd.(b)	96,648
22	Hankook Shell Oil Co. Ltd.	4,171
25,360	Hankook Tire Co. Ltd.(b)	1,012,504
75	Hanmi Pharm Co. Ltd.(b)	1,332
2,520	Hanmi Semiconductor Co. Ltd.(b)	14,469
250	Hanshin Construction Co. Ltd.(b)	1,642
5,720	Hansol Chemical Co. Ltd.(b)	90,127

Shares		Value

SOUTH KOREA (continued)
2,020	Hanssem Co. Ltd.(b)	$39,380
33,385	Hanwha Chemical Corp.(b)	860,369
35,410	Hanwha Corp.(b)	1,145,817
3,780	Hanwha General Insurance Co. Ltd.(b)	25,574
5,023	Hanwha Securities Co.	24,369
770	Hanwha Timeworld Co. Ltd.(b)	13,949
2,720	Hanyang Securities Co. Ltd.	16,731
9,828	Hite Jinro Co. Ltd.(b)	218,721
4,676	HMC Investment Securities Co. Ltd.(b)	62,230
12,150	Hotel Shilla Co. Ltd.	478,061
88,438	Huchems Fine Chemical Corp.(b)	1,672,949
3,050	Husteel Co. Ltd.(b)	51,858
5,070	Hwa Shin Co. Ltd.(b)	56,642
4,977	Hyosung Corp.(b)	277,349
5,770	Hyundai BNG Steel Co. Ltd.(b)	68,314
1,530	Hyundai Corp.(b)	35,344
5,065	Hyundai Department Store Co. Ltd.(b)	825,117
18,510	Hyundai Development Co. (b)	374,039
1,041	Hyundai Elevator Co. Ltd.(b)	126,030
15,752	Hyundai Engineering & Construction Co. Ltd.(b)	1,004,000
4,090	Hyundai Engineering Plastics Co. Ltd.(b)	23,083
2,471	Hyundai Glovis Co. Ltd.(b)	423,437
29,420	Hyundai Greenfood Co. Ltd.(b)	399,390
15,170	Hyundai Hysco Co. Ltd.(b)	532,067
13,730	Hyundai Marine & Fire Insurance Co. Ltd.	403,338
387	Hyundai Mipo Dockyard(b)	43,408
26,421	Hyundai Securities Co.	250,486
6,050	Il Dong Pharmaceutical Co. Ltd.(b)	39,854
803	Ilshin Spinning Co. Ltd.(b)	57,043
266	Ilsung Pharmaceuticals Co. Ltd.(b)	20,340
1,628	Ilyang Pharmaceutical Co. Ltd.	44,709
2,410	Inzi Controls Co. Ltd.(b)	11,649
7,005	IS Dongseo Co. Ltd.(b)	80,442
3,810	ISU Chemical Co. Ltd.(b)	86,826
10,380	IsuPetasys Co. Ltd.(b)	47,587
5,470	Jahwa Electronics Co. Ltd.(b)	44,603
3,330	Jeil Pharmaceutical Co. (b)	40,908
15,900	Jeonbuk Bank	70,557
2,850	Jinheung Savings Bank(b)	6,520
390	JS Cable Co. Ltd.(b)	2,350
2,832	JW Pharmaceutical Corp.(b)	37,059
24,810	Kangwon Land, Inc.(b)	581,959
10,532	KC Tech Co. Ltd.(b)	50,159
1,290	KCC Corp.	347,950
4,850	Keangnam Enterprises Ltd.(b)	38,641
458	KEPCO Engineering & Construction Co., Inc.(b)	37,917

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
5,370	Keyang Electric Machinery Co. Ltd.(b)	$14,174
6,150	Kishin Corp.	28,906
4,345	KISWIRE Ltd.(b)	171,735
2,472	Kiwoom Securities Co. Ltd.	128,733
780	KleanNara Co. Ltd.(b)	2,965
1,846	Kolon Corp.(b)	36,317
7,440	Kolon Global Corp.(b)	35,102
5,741	Kolon Industries, Inc.(b)	367,453
800	Korea Airport Service Co. Ltd.(b)	23,252
3,220	Korea Electric Terminal Co. Ltd.	64,208
24,380	Korea Exchange Bank	171,670
2,137	Korea Express Co. Ltd.(b)	169,119
590	Korea Gas Corp.(b)	23,320
24,360	Korea Investment Holdings Co. Ltd.	884,754
8,010	Korea Kolmar Co. Ltd.	56,830
2,220	Korea Kumho Petrochemical Co. (b)	332,007
21,930	Korea Life Insurance Co. Ltd.	150,124
1,564	Korea Petrochemical Industrial Co. Ltd.(b)	143,403
1,600	Korea United Pharm, Inc.(b)	9,814
2,018	Korea Zinc Co. Ltd.(b)	688,924
7,440	Korean Airlines Co. Ltd.(b)	337,113
17,577	Korean Reinsurance Co.	224,534
18,380	KP Chemical Corp.(b)	269,969
787	KPX Chemical Co. Ltd.	41,124
23,310	KTB Investment & Securities Co. Ltd.(b)	54,677
1,913	Kukdo Chemical Co. Ltd.(b)	89,234
20,960	Kumho Investment Bank(b)	7,184
1,030	Kunsul Chemical Industrial Co. Ltd.(b)	13,891
30,090	Kwang Dong Pharmaceutical Co. Ltd.(b)	117,590
3,380	Kyeryong Construction Industrial Co. Ltd.(b)	41,974
302	Kyobo Securities Co.	1,656
77	Kyungbang Ltd.(b)	7,094
17,150	Kyung-In Synthetic Corp.(b)	50,839
6,160	LG Fashion Corp.(b)	249,778
496	LG Hausys Ltd.(b)	36,780
1,372	LG Household & Health Care Ltd.	583,804
512	LG InnoTek Co. Ltd.(b)	41,020
6,784	LG International Corp.	333,961
4,690	LG Uplus Corp.	26,344
11,910	LIG Insurance Co. Ltd.	257,104
2,710	Livart Furniture Co. Ltd.(b)	17,852
497	Lotte Chilsung Beverage Co. Ltd.(b)	564,094
536	Lotte Confectionary Co. Ltd. (b)	811,145
6,810	Lotte Midopa Co. Ltd.(b)	103,967
6,290	Lotte Non-Life Insurance Co. Ltd.(b)	34,044

Shares		Value

SOUTH KOREA (continued)
406	Lotte Samkang Co. Ltd.(b)	$142,941
2,578	LS Corp.(b)	195,068
2,821	LS Industrial Systems Co. Ltd.	164,737
39,012	Macquarie Korea Infrastructure Fund	176,420
9,189	Meritz Fire & Marine Insurance Co. Ltd.	96,524
86,760	Meritz Securities Co. Ltd.	63,100
22	Mi Chang Oil Industrial Co. Ltd.(b)	924
2,070	Mirae Asset Securities Co. Ltd.	69,378
19,700	Moorim P&P Co. Ltd.(b)	93,997
7,820	Moorim Paper Co. Ltd.(b)	19,283
8,590	Motonic Corp.(b)	63,545
46	Namyang Dairy Products Co. Ltd.(b)	35,175
2,740	National Plastic Co. (b)	7,305
2,166	NCSoft Corp.(b)	567,844
789	Nexen Corp.(b)	49,868
8,210	Nexen Tire Corp.	131,553
12,239	NH Investment & Securities Co. Ltd.	84,982
6,790	NK Co. Ltd.(b)	25,054
2,181	Nong Shim Co. Ltd.(b)	459,168
799	Nong Shim Holdings Co. Ltd.(b)	36,417
2,780	Noroo Holdings Co. Ltd.(b)	17,397
5,249	OCI Co. Ltd.(b)	1,221,893
16,656	OCI Materials Co. Ltd.	1,319,610
804	Orion Corp.(b)	489,550
686	Ottogi Corp.(b)	97,708
12,196	Poongsan Corp.(b)	341,990
2,723	Poongsan Holdings Corp.(b)	62,903
450	Pulmuone Holdings Co. Ltd.(b)	12,739
3,300	Pusan City Gas Co. Ltd.(b)	54,199
113,228	Pyeong Hwa Automotive Co. Ltd.	1,653,037
3,500	RNL Bio Co. Ltd.(b)	17,105
4,800	S&T Daewoo Co. Ltd.(b)	129,897
9,961	S&T Dynamics Co. Ltd.(b)	153,403
3,150	S&T Holdings Co. Ltd.(b)	36,594
3,832	S1 Corp.(b)	194,440
210	Saeron Automotive Corp.(b)	816
1,110	Sajo Industries Co. Ltd.(b)	55,038
590	Sam Lip General Foods Co. Ltd.(b)	6,565
1,020	Sam Young Electronics Co. Ltd.(b)	9,016
3,018	Sam Yung Trading Co. Ltd.(b)	15,958
2,193	Sambu Construction Co. Ltd.(b)	13,900
480	Samchully Co. Ltd.(b)	38,670
23,040	Samick Musical Instruments Co. Ltd.(b)	39,277
4,310	Samick THK Co. Ltd.	28,622
5,671	Samjin Pharmaceutical Co. Ltd.(b)	43,415
670	SamkwangGlass Co. Ltd.(b)	40,020

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
2,470	Samsung Fine Chemicals Co. Ltd.	$135,445
23,480	Samsung Heavy Industries Co. Ltd.(b)	746,193
11,262	Samsung SDI Co. Ltd.	1,398,539
9,571	Samsung Securities Co. Ltd.	522,279
1,993	Samsung Techwin Co. Ltd.	100,417
1,763	Samyang Corp(b)	80,825
1,040	Samyang Foods Co. Ltd.(b)	36,106
647	Samyang Genex Co. Ltd.(b)	34,845
2,382	Samyang Holdings Corp.(b)	189,356
10,570	Savezone I&C Corp.(b)	22,206
443,540	SBS Media Holdings Co. Ltd.(b)	1,405,619
6,460	Seah Besteel Corp.(b)	289,258
485	Seah Holdings Corp.(b)	58,717
1,408	Seah Steel Corp.(b)	105,912
5,840	Sebang Co. Ltd.(b)	82,660
22,696	Seegene, Inc.	1,297,087
5,490	Sejong Industrial Co. Ltd.(b)	57,180
7,340	Seowon Co. Ltd.(b)	24,437
14,154	Shin Poong Pharmaceutical Co. Ltd.(b)	78,247
18,450	Shinsung Solar Energy Co. Ltd.(b)	72,759
15,480	Shinwon Corp.(b)	19,223
2,240	Shinyoung Securities Co. Ltd.	62,214
920	Silla Co. Ltd.	10,974
971	Sindo Co. Ltd.(b)	45,812
3,755	SK Chemicals Co. Ltd.(b)	215,937
1,489	SK Gas Co. Ltd.(b)	95,569
19,698	SK Holdings Co. Ltd.(b)	2,463,675
91,900	SK Networks Co. Ltd.(b)	899,898
31,300	SK Securities Co. Ltd.	37,615
8,900	SKC Co. Ltd.(b)	382,668
4,390	SL Corp.	79,918
5,310	Songwon Industrial Co. Ltd.(b)	54,360
36,276	Soulbrain Co. Ltd.	1,288,479
9,930	Ssangyong Cement Industrial Co. Ltd.(b)	41,148
5,618	STX Corp. Co. Ltd.(b)	66,265
4,620	STX Engine Co. Ltd.(b)	67,860
34,580	STX Offshore & Shipbuilding Co. Ltd.(b)	403,256
5,270	STX Pan Ocean Co. Ltd(b)	33,637
2,270	Suheung Capsule Co. Ltd.(b)	28,998
1,940	Sung Jin Geotec Co. Ltd.(b)	24,091
214	Sunjin Co. Ltd.(b)	1,334
36	Sunjin Holdings Co. Ltd.(b)	654
4,250	Tae Kyung Industrial Co. Ltd.(b)	12,825
245	Taekwang Industrial Co. Ltd.(b)	287,889
23,300	Taeyoung Engineering & Construction Co. Ltd.(b)	119,056
14,600	Taihan Electric Wire Co. Ltd.(b)	40,290
16,710	Tailim Packaging Industrial Co. Ltd.(b)	22,090
2,243	TCC Steel(b)	10,066

Shares		Value

SOUTH KOREA (continued)
300	Teems, Inc.(b)	$2,898
16,668	Tong Yang Inc.(b)	16,396
10,260	Tong Yang Life Insurance	118,734
200	Tong Yang Moolsan Co. Ltd.(b)	4,024
11,428	Tong Yang Securities, Inc.	62,463
1,420	TS Corp.(b)	27,304
17,283	Unid Co. Ltd.(b)	846,188
250	Union Steel(b)	3,817
5,350	Whanin Pharmaceutical Co. Ltd.(b)	29,671
61,970	Woongjin Chemical Co. Ltd.(b)	55,717
6,450	Woongjin Coway Co. Ltd.(b)	233,402
6,940	Woongjin Holdings Co. Ltd.(b)	29,067
1,000	Woongjin Thinkbig Co. Ltd.(b)	13,887
4,850	Woori Financial Co. Ltd.(b)	62,603
18,733	Woori Investment & Securities Co. Ltd.	221,791
250	YESCO Co. Ltd.(b)	5,575
6,970	Youlchon Chemical Co. Ltd.(b)	50,320
345	Young Poong Corp.(b)	390,039
4,952	Youngone Corp.(b)	117,039
2,598	Youngone Holdings Co. Ltd.(b)	120,262
1,184	Yuhan Corp.(b)	141,762

		66,938,283

SPAIN — 0.5%
12,490	Abengoa SA	263,850
8,448	Acciona SA	678,050
37,960	Acerinox SA	537,249
1,811	Adolfo Dominguez SA(b)	11,513
1,556	Almirall SA	10,930
7,961	Amper SA(b)	18,432
3,330	Azkoyen SA(b)	5,445
304,224	Banco de Sabadell SA	1,121,789
6,405	Banco de Valencia SA(b)	3,854
26,428	Banco Espanol de Credito SA	134,819
67,058	Banco Pastor SA	311,388
30,827	Banco Popular Espanol SA	132,663
77,294	Bankinter SA	517,652
1,315	Baron de Ley(b)	73,103
18,045	Bolsas y Mercados Espanoles	492,372
20,024	Caja de Ahorros del Mediterraneo	35,098
7,792	Campofrio Food SA	67,881
5,568	Cementos Portland Valderrivas SA(b)	55,279
16,842	Cie Automotive SA	123,589
3,901	Codere SA(b)	33,780
485	Construcciones y Auxiliar de Ferrocarriles SA	252,492
15,660	Deoleo SA(b)	9,423
4,433	Dinamia Capital Privado Sociedad de Capital Riesgo SA	23,542
2,199	Distribuidora Internacional de Alimentacion SA(b)	10,157
11,664	Duro Felguera SA	79,031

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

SPAIN (continued)
19,970	Ebro Foods SA	$382,290
158,336	EDP Renovaveis SA(b)	911,286
7,969	Elecnor SA	104,238
82,978	Enagas SA	1,660,645
17,940	Ercros SA(b)	16,426
7,680	Faes Farma SA	13,311
262,032	Ferrovial SA	3,067,608
15,162	Fersa Energias Renovables SA(b)	14,874
12,842	Fluidra SA	33,008
11,255	Fomento de Construcciones y Contratas SA	264,481
46,759	Gamesa Corp. Tecnologica SA	182,877
43,796	Grifols SA(b)	799,155
31,966	Grupo Catalana Occidente SA	574,510
61,650	Grupo Empresarial Ence SA	151,202
27,092	Grupo Ezentis SA(b)	7,655
5,180	Grupo Tavex SA(b)	2,141
2,010	Iberpapel Gestion SA	34,179
10,460	Indra Sistemas SA	137,711
893	Inmobiliaria Colonial SA(b)	2,157
4,092	La Seda de Barcelona SA - Class B(b)	246
5,819	Laboratorios Farmaceuticos Rovi SA	37,373
21,624	Mediaset Espana Comunicacion SA	126,350
6,488	Melia Hotels International SA	38,359
2,756	Miquel y Costas & Miquel SA	68,458
1	Natraceutical SA(b)	0
29,941	NH Hoteles SA(b)	97,519
34,034	Obrascon Huarte Lain SA	914,622
4,726	Papeles y Cartones de Europa SA	16,196
6,168	Pescanova SA	212,754
1,765	Prim SA	8,935
2,131	Promotora de Informaciones SA(b)	2,202
99,141	Prosegur Cia de Seguridad SA	4,573,843
27,657	Realia Business SA(b)	39,794
22,104	Red Electrica Corp. SA	1,016,726
1,098	Reyal Urbis SA(b)	689
50,556	Sacyr Vallehermoso SA	241,637
17,752	Service Point Solutions SA(b)	5,201
26,801	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA(b)	34,776
25,119	Solaria Energia y Medio Ambiente SA	33,021
861	Tecnicas Reunidas SA	31,202
9,564	Telecomunicaciones y Energia	18,515
19,565	Tubacex SA(b)	56,302
34,984	Tubos Reunidos SA	76,420
1,520	Unipapel SA	23,481
1,457	Vertice Trescientos Sesenta Grados SA(b)	234
8,830	Vidrala SA	210,211

Shares		Value

SPAIN (continued)
15,581	Viscofan SA	$600,617
7,537	Vocento SA(b)	17,549
2,295	Vueling Airlines SA(b)	17,351
21,901	Zardoya Otis SA	312,258
2,045	Zeltia SA(b)	4,681

		22,200,657

SWEDEN — 0.8%
13,070	AarhusKarlshamn AB	387,153
24,738	Acando AB	55,276
1,487	Active Biotech AB(b)	5,946
3,083	AddNode AB	14,503
2,555	AddTech AB - Class B	63,852
251,417	AF AB - B Shares(c)	4,472,100
5,143	Anoto Group AB(b)	2,034
2,158	Arise Windpower AB(b)	10,627
794	Atrium Ljungberg AB - B Shares	9,396
1,644	Avanza Bank Holding AB	42,535
8,149	Axfood AB	297,090
14,516	Axis Communications AB	338,227
4,907	B&B Tools AB - Class B	47,790
5,332	BE Group AB(b)	19,282
1,322	Beijer AB G&L - Class B	48,294
6,098	Beijer Alma AB	115,192
2,038	Beijer Electronics AB	19,024
11,117	Betsson AB(b)	284,360
17,184	Bilia AB - A Shares	308,188
48,248	Billerud AB	423,788
4,165	BioGaia AB - Class B	114,495
1,104	BioInvent International AB(b)	3,035
24,799	Biotage AB	19,504
1,759	Bjoern Borg AB(b)	10,860
1,867	Black Earth Farming Ltd.(b)	4,021
293,940	Boliden AB	5,025,391
23,579	Bure Equity AB(b)	70,364
11,928	Byggmax Group AB	60,846
7,800	Castellum AB	99,184
2,600	Catena AB	35,164
5,967	CDON Group AB(b)	37,017
6,345	Cision AB(b)	43,373
1,907	Clas Ohlson AB - Class B	24,670
10,828	Concordia Maritime AB - Class B	24,354
1,753	Connecta AB	21,002
3,954	CyberCom Group AB	6,917
6,462	Duni AB	56,522
4,322	East Capital Explorer AB	34,309
53,134	Electrolux AB - Class B	973,245
30,878	Elekta AB - Class B	1,475,698
2,573	Enea AB(b)	13,503
36,561	Eniro AB(b)	81,157
8,546	Fabege AB	74,624
741	Fagerhult AB	19,390
6,050	Fastighets AB Balder - Class B(b)	27,482

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

SWEDEN (continued)
96,813	Getinge AB - Class B	$2,625,799
2,985	Global Health Partner AB(b)	3,445
6,949	Gunnebo AB	28,092
15,931	Hakon Invest AB	237,004
12,663	Haldex AB	63,106
227,906	Hexagon AB - Class B	3,926,583
11,372	Hexpol AB	351,065
8,094	HIQ International AB(b)	41,764
440	HMS Networks AB	5,805
7,672	Hoganas AB - Class B	266,730
21,759	Holmen AB - Class B	629,819
7,179	Hufvudstaden AB - Class A	75,510
20,017	Husqvarna AB - Class A	105,551
65,208	Husqvarna AB - Class B	344,421
11,328	Industrial & Financial Systems - Class B	160,282
5,489	Indutrade AB	154,120
31,357	Intrum Justitia AB	494,383
39,593	JM AB	731,910
38,252	KappAhl AB(b)	45,829
169,866	Karo Bio AB(b)	33,461
6,105	Klovern AB	23,514
152	Klovern AB - Preference Shares(b)	2,894
18,031	Know It AB	152,412
10,994	Kungsleden AB	82,829
2,706	Lagercrantz AB - Class B	20,486
7,553	Lindab International AB	49,521
31,173	Loomis AB - Class B	454,821
75,113	Lundin Petroleum AB(b)	1,691,630
100,014	Meda AB - Class A	1,055,642
4,303	Medivir AB - Class B(b)	46,493
7,277	Mekonomen AB	258,880
24,435	Micronic Mydata AB(b)	40,590
15,808	Modern Times Group AB - Class B	791,271
1,715	MQ Holding AB	5,496
900	NCC AB - Class A	18,483
39,737	NCC AB - Class B	821,319
2,159	Nederman Holding AB	31,897
3,937	Net Entertainment NE AB(b)	33,568
56,096	Net Insight AB - Class B(b)	18,142
49,418	New Wave Group AB - Class B	211,402
9,358	Nibe Industrier AB - Class B	142,726
55,272	Nobia AB(b)	211,256
8,614	Nolato AB - Class B	75,345
7,536	Nordic Mines AB(b)	68,131
8,208	Nordnet AB - Class B	22,081
6,243	Northland Resources SA(b)	12,452
224	Opcon AB(b)	98
1,166	ORC Group AB	14,741
5,718	Orexo AB(b)	20,930
134,328	PA Resources AB(b)	32,977
53,342	Peab AB	297,978
50,315	Pricer AB - Class B	97,634
1,152	Proact IT Group AB	25,064

Shares		Value

SWEDEN (continued)
23,300	Proffice AB - Class B	$89,741
97,544	Ratos AB - Class B	1,231,040
4,226	ReadSoft AB - Class B	12,301
10,197	Rederi AB Transatlantic(b)	15,440
8,898	Rezidor Hotel Group AB(b)	33,617
49,500	RNB Retail and Brands AB(b)	21,103
36,090	Rottneros AB	12,309
22,865	Saab AB - Class B	489,400
115	Sagax AB	2,899
2,653	Sandvik AB	39,195
5,336	SAS AB(b)	6,942
4,652	Sectra AB(b)	33,168
26,101	Securitas AB - Class B	244,991
8,271	Skanska AB - Class B	144,446
5,584	SkiStar AB	72,647
7,839	SSAB AB - Class A	82,049
10,284	SSAB AB - Class B	93,883
1,658	Studsvik AB(b)	9,018
8,924	Sweco AB - Class B	77,400
17,993	Swedish Match AB	626,614
21,190	Swedish Orphan Biovitrum AB(b)	55,448
2,770	Systemair AB	37,055
2,662	TradeDoubler AB(b)	12,366
55,595	Trelleborg AB - Class B	523,463
3,694	Vitrolife AB	26,717
8,602	Wallenstam AB - Class B	84,724
5,994	Wihlborgs Fastigheter AB	81,947

		36,638,089

SWITZERLAND — 1.5%
854	Acino Holding AG(b)	96,023
255	Actelion Ltd.(b)	9,765
1,180	Adecco SA(b)	55,930
564	Advanced Digital Broadcast Holdings SA(b)	5,692
314	Affichage Holding SA(b)	47,757
8,701	AFG Arbonia-Forster Holding(b)	193,776
340,000	Allied World Assurance Co. Holdings Ltd.	20,920,200
7,411	Allreal Holding AG(b)	1,123,928
27	Alpiq Holding AG	5,001
934	ALSO-Actebis Holding AG(c)	39,927
70,135	Aryzta AG(b)	3,238,172
2,526	Ascom Holding AG	24,423
323	Autoneum Holding AG(b)	18,264
1,807	Bachem Holding AG - Class B	65,763
32,904	Baloise Holding AG	2,523,653
1,857	Bank Coop AG	125,078
12,814	Bank Sarasin & Cie AG - Class B	388,387
277	Banque Cantonale de Geneve	61,689
2,108	Banque Cantonale Vaudoise	1,066,595
6	Banque Privee Edmond de Rothschild SA(c)	156,013

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

SWITZERLAND (continued)
728	Barry Callebaut AG(b)	$684,897
372	Basilea Pharmaceutica(b)	15,761
2,881	Basler Kantonalbank	397,174
99	Belimo Holding AG	188,105
37	Bell AG	69,337
752	Bellevue Group AG(b)	12,050
1,916	Berner Kantonalbank AG	522,451
344	BKW SA(b)	13,454
551	Bobst Group AG(b)	14,965
959	Bossard Holding AG	130,228
3,886	Bucher Industries AG	767,490
1,281	Burckhardt Compression Holding AG	321,189
36	Carlo Gavazzi Holding AG	7,235
88	Centralschweizerische Kraftwerke AG	31,548
178	Cham Paper Holding AG(b)	32,293
131	Cicor Technologies(b)	4,896
893	Cie Financiere Tradition SA	67,181
80,593	Clariant AG(b)	978,848
1,178	Coltene Holding AG(b)	39,672
35	Conzzeta Holding AG	66,540
3,284	Daetwyler Holding AG	231,896
3,873	Dufry Group(b)	439,683
830	EFG International AG(b)	7,177
1,100	Emmi AG	228,485
2,683	EMS-Chemie Holding AG	483,261
4,343	Energiedienst Holding AG(b)	222,694
12,621	Etrion Corp.(b)	6,772
2,340	Ferrexpo Plc	12,555
2,933	Flughafen Zuerich AG	1,115,209
530	Forbo Holding AG(b)	318,115
1,617	Galenica AG	942,445
89,347	Gam Holding Ltd.(b)	1,140,497
611	Gategroup Holding AG(b)	17,258
8,060	Geberit AG(b)	1,664,537
3,379	Georg Fischer AG(b)	1,417,859
1,405	Givaudan SA(b)	1,311,893
360	Gurit Holding AG(b)	188,506
4,832	Helvetia Holdings AG	1,622,040
4,946	Highlight Communications AG(b)	23,536
574	Huber & Suhner AG	26,814
4,861	Implenia AG(b)	140,470
249	Inficon Holding AG(b)	48,366
156,369	Informa Plc	963,446
128	Interroll Holding AG(b)	47,244
73	Intershop Holdings.	25,496
161,862	Julius Baer Group Ltd.(b)	6,576,468
821	Kaba Holding AG - Class B	306,593
1,015	Kardex AG(b)	15,878
1,899	Komax Holding AG(b)	180,513
734	Kuoni Reisen Holding(b)	217,290
161	LEM Holding SA	69,743
1,026	LifeWatch AG(b)	5,629
15	Lindt & Spruengli AG	513,308

Shares		Value

SWITZERLAND (continued)
1,434	Luzerner Kantonalbank AG(b)	$488,775
52	Metall Zug AG - Class B	209,017
23,083	Meyer Burger Technology AG(b)	441,348
20,313	Micronas Semiconductor Holding(b)	169,919
677	Mikron Holding AG(b)	4,486
9,148	Mobilezone Holding AG	99,878
3,918	Mobimo Holding AG(b)	904,907
117,608	OC Oerlikon Corp AG(b)	804,922
587	Orascom Development Holding AG(b)	8,673
417	Orell Fuessli Holding AG	47,748
5,885	Panalpina Welttransport Holding AG(b)	631,974
1,305	Partners Group Holding AG	228,251
281	Phoenix Mecano AG	157,213
325	Precious Woods Holding AG(b)	3,654
3,798	PSP Swiss Property AG(b)	317,085
78	PubliGroupe SA	11,100
56	Rieter Holding AG(b)	10,360
154	Romande Energie Holding SA(c)	199,924
144	Schaffner Holding AG(b)	37,889
5,596	Schmolz & Bickenbach AG(b)	39,090
432	Schweiter Technologies AG	258,121
8,630	Schweizerishe National- Versicherungs-Gesellsschaft AG	297,198
588	Siegfried Holding AG(b)	54,552
894	Sika AG	1,845,301
120	Societa Elettrica Sopracenerina SA(c)	25,238
4,650	Sonova Holding AG(b)	475,103
1,426	St. Galler Kantonalbank AG	570,865
308,724	STMicroelectronics NV.	2,051,430
751	Straumann Holding AG	135,107
14,484	Sulzer AG	1,812,664
14,003	Swiss Life Holding AG(b)	1,390,412
161,767	Swisslog Holding AG(b)	145,863
2,762	Swissquote Group Holding SA	110,870
955	Tamedia AG(b)	119,310
3,570	Tecan Group AG(b)	260,624
5,714	Temenos Group AG(b)	103,044
4,883	Tornos Holding AG(b)	50,925
1,732	U-Blox AG(b)	84,295
1,446	Uster Technologies AG(b)	64,406
43	Valartis Group AG	789
4,767	Valiant Holding AG	593,480
2,865	Valora Holding AG	661,393
380	Vaudoise Assurances Holding SA - Class B	105,062
47	Vetropack Holding AG	90,885
19,476	Von Roll Holding AG(b)	54,376
19,524	Vontobel Holding AG	527,074
1,036	VZ Holding AG	106,920
3	Walliser Kantonalbank	2,695

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

SWITZERLAND (continued)
390	Walter Meier AG - Class A	$91,982
915	Ypsomed Holding AG(b)	53,826
4,167	Zehnder Group AG	260,522
1,427	Zueblin Immobilien Holding AG(b)	3,628
31	Zuger Kantonalbank AG	168,892

		72,456,091

TAIWAN — 1.1%
149,497	Action Electronics Co. Ltd.	41,331
16,000	Adlink Technology, Inc.	18,927
54,060	Advancetek Enterprise Co. Ltd.	42,024
79,637	Advantech Co. Ltd.	241,165
52,027	AGV Products Corp.(b)	18,287
123,000	Alpha Networks, Inc.	104,553
53,215	Altek Corp.	43,345
120,000	Ambassador Hotel (The)	141,546
18,000	AMPOC Far-East Co. Ltd.	13,414
108,830	AmTRAN Technology Co. Ltd.	67,128
22,000	Apex Biotechnology Corp.	50,562
34,320	Apex Science & Engineering	10,486
81,000	Arima Communications Corp.(b)	63,513
12,250	Arima Optoelectronics Corp.(b)	2,314
39,000	Asia Optical Co., Inc.(b)	31,899
117,500	Asia Polymer Corp.	150,908
98,214	Asia Vital Components Co. Ltd.	71,700
9,000	ASROCK, Inc.	31,179
11,000	Aten International Co. Ltd.	20,225
56,000	Audix Corp.	52,806
19,000	Aurora Corp.	29,283
47,000	Aurora Systems Corp.	55,360
13,000	AV Tech Corp.	41,697
19,270	Avermedia Technologies, Inc.	17,389
9,000	Avision, Inc.	3,574
17,850	Awea Mechantronic Co. Ltd.	20,241
157,595	Bank of Kaohsiung	46,606
1,293,350	BES Engineering Corp.	359,756
62,000	C Sun Manufacturing Ltd.	39,919
76,659	Cameo Communications, Inc.	22,567
228,781	Capital Securities Corp.	94,721
81,000	Career Technology Manufacturing Co. Ltd.	132,228
117,000	Carnival Industrial Corp.(b)	34,640
7,000	Cathay Chemical Works	2,401
226,000	Cathay No. 1 REIT	105,944
23,000	Cathay No. 2 REIT	10,098
41,000	Cathay Real Estate Development Co. Ltd.	15,866
38,000	Central Reinsurance Co. Ltd.	15,861
47,000	ChainQui Construction Development Co. Ltd.	29,229
9,000	Chang Wah Electromaterials, Inc.	20,411
127,000	Charoen Pokphand Enterprise	62,883
13,000	CHC Resources Corp.	17,553

Shares		Value

TAIWAN (continued)
811,920	Cheng Loong Corp.	$312,831
168,117	Cheng Uei Precision Industry Co. Ltd.	396,606
19,000	Chenming Mold Industry Corp.	13,614
369,572	Chia Hsin Cement Corp.	159,258
193,456	Chicony Electronics Co. Ltd.	339,999
120,120	Chien Kuo Construction Co. Ltd.	58,055
249,744	China Airlines Ltd.	117,328
47,000	China Chemical & Pharmaceutical Co. Ltd.	30,341
14,000	China Ecotek Corp.	27,207
253,000	China General Plastics Corp.(b)	91,495
22,000	China Glaze Co. Ltd.	11,079
695,530	China Life Insurance Co. Ltd.	649,984
1,005,505	China Manmade Fibers Corp.(b)	341,540
40,195	China Metal Products	27,374
521,391	China Motor Corp.	555,974
749,686	China Petrochemical Development Corp.	836,152
393,114	China Steel Chemical Corp.	1,740,530
77,000	China Steel Structure Co. Ltd.	71,177
194,616	China Synthetic Rubber Corp.	179,899
96,000	China Wire & Cable Co. Ltd.(b)	24,529
59,883	Chin-Poon Industrial Co.	42,806
17,400	Chong Hong Construction Co.	34,697
35,876	Chroma ATE, Inc.	82,089
92,000	Chun Yu Works & Co. Ltd.(b)	28,793
332,137	Chun Yuan Steel	132,462
79,000	Chung Hsin Electric & Machinery Manufacturing Corp.	41,252
80,339	Chung Hung Steel Corp.	25,524
198,240	Chung HWA Pulp Corp.	68,341
141,916	Clevo Co.	239,824
717,000	CMC Magnetics Corp.(b)	130,617
127,182	Collins Co. Ltd.	59,104
87,150	Compal Communications, Inc.	162,297
810,000	Compeq Manufacturing Co.(b)	292,928
163,689	Continental Holdings Corp.	59,196
10,000	Cosmos Bank Taiwan(b)	2,082
290,000	CSBC Corp. Taiwan	230,824
203,838	CTCI Corp.	286,596
15,460	CyberTAN Technology, Inc.	15,832
76,000	DA CIN Construction Co. Ltd.	43,924
2,000	Darfon Electronics Corp.	1,240
64,903	Delpha Construction Co. Ltd.	21,629
17,000	DFI, Inc.	12,669
63,712	D-Link Corp.	47,266
41,155	Dynamic Electronics Co. Ltd.	16,274
2,923,012	E.Sun Financial Holding Co. Ltd.	1,373,211
60,000	Eastern Media International Corp.(b)	7,909
75,334	Eclat Textile Co. Ltd.	134,182
11,000	Edom Technology Co. Ltd.	3,220

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
34,320	Elan Microelectronics Corp.	$35,784
14,000	E-Life Mall Corp.	25,646
21,000	Elite Advanced Laser Corp.	34,423
27,967	Elite Material Co. Ltd.	20,795
31,789	Elitegroup Computer Systems Co. Ltd.(b)	7,413
160,000	Entie Commercial Bank	73,274
75,000	Epistar Corp.	183,777
210,492	Eternal Chemical Co. Ltd.	172,164
676,609	Eva Airways Corp.	453,931
148,000	Evergreen International Storage & Transport Corp.	80,534
252,197	Evergreen Marine Corp. Taiwan Ltd.	141,068
184,900	Everlight Chemical Industrial Corp.	108,425
20,643	Everlight Electronics Co. Ltd.	39,489
1,000	Everspring Industry Co.(b)	266
3,000	Excel Cell Electronic Co. Ltd.	1,171
53,976	Excelsior Medical Co. Ltd.	127,700
374,222	Far Eastern Department Stores Co. Ltd.	504,654
963,894	Far Eastern International Bank	379,531
16,797	Faraday Technology Corp.	23,787
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	25,578
272,274	Federal Corp.	137,115
182,320	Feng Hsin Iron & Steel Co.	305,022
35,154	Feng TAY Enterprise Co. Ltd.	31,426
91,000	First Copper Technology Co. Ltd.	26,819
49,442	First Hotel	33,087
119,000	First Insurance Co. Ltd.	52,688
63,079	First Steamship Co. Ltd.	83,253
52,351	FLEXium Interconnect, Inc.	171,805
6,929	Flytech Technology Co. Ltd.	14,637
46,761	Forhouse Corp.	30,344
2,000	Formosa Advanced Technologies Co. Ltd.	1,707
75,000	Formosa Epitaxy, Inc.	55,006
9,774	Formosa International Hotels Corp.	135,936
46,800	Formosa Oilseed Processing	19,772
729,000	Formosa Taffeta Co. Ltd.	699,741
347,000	Formosan Rubber Group, Inc.	232,213
170,571	Formosan Union Chemical.	118,758
33,000	Fortune Electric Co. Ltd.	15,169
61,850	Founding Construction & Development Co. Ltd.	37,941
86,000	Froch Enterprise Co. Ltd.(b)	34,589
100,022	FSP Technology, Inc.	83,838
48,000	FU I Industrial	20,035
35,000	Fubon No 1 REIT	17,389
89,000	Fubon No 2 REIT	35,555
57,800	Fullerton Technology Co. Ltd.	53,527
107,890	Fwusow Industry Co. Ltd.	57,067
5,101	Gemtek Technology Corp.	4,327

Shares		Value

TAIWAN (continued)
73,657	Genesis Photonics, Inc.(b)	$100,201
11,000	Genius Electronic Optical Co. Ltd.	86,067
5,498	GeoVision, Inc.	22,299
341,000	Getac Technology Corp.	174,606
464,143	Giant Manufacturing Co. Ltd.	1,960,891
29,000	Giantplus Technology Co. Ltd.(b)	8,106
80,000	Giga Solar Materials Corp.	846,303
106,781	Gigabyte Technology Co. Ltd.	86,255
13,274	Gigastorage Corp.	8,502
6,297	Gintech Energy Corp.	8,864
102,000	Globe Union Industrial Corp.	73,774
293,770	Gold Circuit Electronics Ltd.	75,956
227,852	Goldsun Development & Construction Co. Ltd.	89,716
18,000	Good Will Instrument Co. Ltd.	12,471
886,000	Grand Pacific Petrochemical	450,673
19,000	Grape King Industrial Co.	26,200
59,000	Great China Metal Industry	67,799
66,000	Great Taipei Gas Co. Ltd.	40,264
155,342	Great Wall Enterprise Co. Ltd.	154,358
91,140	Greatek Electonics, Inc.	75,469
24,717	Green Energy Technology, Inc.	33,123
17,000	GTM Corp.	8,389
24,214	Hannstar Board Corp.(b)	10,475
15,115	HannsTouch Solution, Inc.(b)	6,386
13,259	Harvatek Corp.	7,999
168,000	Hey Song Corp.	150,469
181,485	Highwealth Construction Corp.	294,424
31,620	Hitron Technology, Inc.	13,733
86,000	Hiwin Technologies Corp.	794,964
254,865	Ho Tung Chemical Corp.(b)	140,838
139,000	Hocheng Group Corp.(b)	35,657
45,320	Hold-Key Electric Wire & Cable Co. Ltd.	16,007
28,800	Holiday Entertainment Co. Ltd.	45,214
26,135	Holy Stone Enterprise Co. Ltd.	24,556
17,000	Hong Ho Precision Textile Co.(b)	7,584
73,000	Hotai Motor Co. Ltd.	377,490
166,678	Hsin Kuang Steel Co. Ltd.	112,668
63,326	Hsing TA Cement Co.	22,152
316,000	HUA ENG Wire & Cable Co., Ltd.	80,101
13,215	Huaku Development Co. Ltd.	31,890
39,000	Huang Hsiang Construction Co.	67,752
138,514	Hung Poo Real Estate Development Corp.	109,079
85,000	Hung Sheng Construction Co. Ltd.	38,927
78,000	Hwa Fong Rubber Co. Ltd.(b)	17,795
118,341	Ichia Technologies, Inc.(b)	95,593
51,000	I-Chiun Precision Industry Co. Ltd.	27,579
95,000	ICP Electronics, Inc.	134,854
84,000	Inotera Memories, Inc.(b)	15,473

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
579,860	Inventec Corp.	$244,977
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	30,621
14,000	ITE Technology, Inc.	13,012
3,075	Johnson Health Tech Co. Ltd.	6,599
44,000	Kang Na Hsiung Enterprise Co. Ltd.	21,191
35,000	Kaulin Manufacturing Co. Ltd.	25,788
134,823	KEE TAI Properties Co. Ltd.	63,795
167,088	Kenda Rubber Industrial Co. Ltd.	184,665
87,000	Kerry TJ Logistics Co. Ltd.	94,976
5,250	Kian Shen Corp.	7,701
217,000	Kindom Construction Co.	128,348
162,000	King Slide Works Co. Ltd.	821,293
222,184	King Yuan Electronics Co. Ltd.	86,358
555,185	King’s Town Bank(b)	356,519
47,174	King’s Town Construction Co. Ltd.	31,330
47,000	Kinik Co.	66,479
37,000	Kinko Optical Co. Ltd.	45,144
86,343	Kinpo Electronics, Inc.	20,194
102,000	Kinsus Interconnect Technology Corp.	330,951
16,328	KS Terminals, Inc.	12,086
16,000	Kung Long Batteries Industrial Co. Ltd.	23,253
183,000	Kuoyang Construction Co. Ltd.(b)	71,747
238,800	Kwong Fong Industries	84,745
62,000	L&K Engineering Co. Ltd.	57,416
125,280	LAN FA Textile	45,518
63,325	LCY Chemical Corp.	112,364
4,828	Leader Electronics, Inc.	1,697
274,185	Lealea Enterprise Co. Ltd.	112,593
21,826	Ledtech Electronics Corp.	11,323
36,638	Leofoo Development Co. Ltd.(b)	22,970
64,415	Les Enphants Co. Ltd.	80,988
301,600	Li Peng Enterprise Co. Ltd.	116,206
25,750	Lian Hwa Food Corp.	32,462
446,362	Lien Hwa Industrial Corp.	283,620
235,000	Lingsen Precision Industries Ltd.	121,521
98,090	LITE-ON IT Corp.	96,308
40,000	Lite-On Semiconductor Corp.	17,981
3,994	Lite-On Technology Corp.	5,062
179,000	Long Bon International Co. Ltd.	71,388
249,547	Long Chen Paper Co. Ltd.	74,221
1,451	Lotes Co. Ltd.	4,012
69,000	Lucky Cement Corp.(b)	12,383
28,127	Lumax International Corp. Ltd.	54,852
437,385	Macronix International	192,176
27,000	Makalot Industrial Co. Ltd.	66,616
67,000	Marketech International Corp	42,232
411,000	Masterlink Securities Corp.	133,076
64,152	Mayer Steel Pipe Corp.	30,355

Shares		Value

TAIWAN (continued)
9,000	Maywufa Co. Ltd.	$3,620
82,000	Meiloon Industrial Co. Ltd.	32,564
130,154	Mercuries & Associates Ltd.	138,127
44,000	Merida Industry Co. Ltd.	107,072
9,849	Merry Electronics Co. Ltd.	11,884
148,404	Micro-Star International Co. Ltd.	62,948
64,000	MIN AIK Technology Co. Ltd.	130,433
53,000	Mirle Automation Corp.	40,931
258,000	Mitac International Corp.	85,106
4,000	Nak Sealing Technologies Corp.	6,800
141,370	Nan Kang Rubber Tire Co. Ltd.	228,390
23,383	Nan Ya Printed Circuit Board Corp.	55,163
95,145	Nantex Industry Co. Ltd.	81,197
127,872	Nanya Technology Corp.(b)	10,416
32,000	National Petroleum Co. Ltd.	33,528
3,168	New Asia Construction & Development Corp.	851
23,499	Nichidenbo Corp.	20,967
80,932	Nien Hsing Textile Co. Ltd.	57,579
34,000	Ocean Plastics Co. Ltd.(b)	22,293
195,000	Oriental Union Chemical Corp.	283,397
398,000	Pacific Hospital Supply Co. Ltd.	1,170,292
96,453	Pan Jit International, Inc.	56,560
53,086	Pan-International Industrial.	48,892
98,746	Phihong Technology Co. Ltd.	131,828
16,000	Phytohealth Corp.(b)	18,386
201,715	Pou Chen Corp.	176,916
13,000	Powertech Industrial Co. Ltd.	8,722
6,200	Powertech Technology, Inc.	15,507
586,221	President Securities Corp.	293,234
305,555	Prince Housing & Development Corp.	203,445
121,000	Prodisc Technology, Inc.(b)(c)(d)	695
26,000	Promate Electronic Co. Ltd.	17,926
428,520	Qisda Corp.	106,306
136,000	Quintain Steel Co. Ltd.(b)	33,233
143,283	Radiant Opto-Electronics Corp.	544,802
345,211	Radium Life Tech Co. Ltd.	282,353
40,021	Realtek Semiconductor Corp.	74,124
83,070	Rechi Precision Co. Ltd.	71,875
37,000	Rexon Industrial Corp. Ltd.(b)	5,777
11,370	Richtek Technology Corp.	63,407
440,398	Ritek Corp.(b)	69,362
209,403	Ruentex Development Co. Ltd.	258,679
129,472	Ruentex Industries Ltd.	246,801
150,335	Sampo Corp.	43,392
30,705	San Fang Chemical Industry Co. Ltd.	24,232
702,080	Sanyang Industrial Co. Ltd.	415,256
21,000	Sanyo Electric Taiwan Co. Ltd.	19,625
37,000	Sercomm Corp.	43,894
20,000	Sesoda Corp.	22,746

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
33,000	Sheng Yu Steel Co. Ltd.	$21,136
16,360	ShenMao Technology, Inc.	21,786
108,000	Shihlin Electric & Engineering Corp.	117,536
32,000	Shihlin Paper Corp.(b)	47,263
5,172,000	Shin Kong Financial Holding Co. Ltd.(b)	1,571,484
85,000	Shin Kong No.1 REIT	32,607
57,565	Shining Building Business Co. Ltd.(b)	49,904
119,000	Shinkong Insurance Co. Ltd.	63,748
593,314	Shinkong Synthetic Fibers Corp.	185,288
79,000	Shinkong Textile Co. Ltd.	95,321
44,000	Shuttle, Inc.(b)	12,358
95,000	Sigurd Microelectronics Corp.	67,267
18,000	Silicon Integrated Systems Corp.	7,817
97,000	Siliconware Precision Industries Co.	111,466
120	Silitech Technology Corp.	332
85,000	Sinbon Electronics Co. Ltd.	58,749
75,170	Sincere Navigation Corp.	67,580
107,000	Sinon Corp.	44,843
2,004,698	SinoPac Financial Holdings Co. Ltd.	626,733
13,486	Sinphar Pharmaceutical Co. Ltd.	11,099
43,815	Sinyi Realty Co.	59,234
50,000	Solomon Technology Corp.	16,899
132,000	Southeast Cement Co. Ltd.	46,844
8,560	Standard Chemical & Pharmaceutical Corp.	6,972
61,812	Standard Foods Corp.	209,957
16,000	Stark Technology, Inc.	14,168
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	18,663
101,399	Sunplus Technology Co. Ltd.	37,355
24,000	Sunspring Metal Corp.	23,645
48,000	Supreme Electronics Co. Ltd.	27,660
83,980	Sweeten Construction Co. Ltd.	39,311
132,111	TA Chen Stainless Pipe Co. Ltd.(b)	71,888
382,200	TA Chong Bank Co. Ltd.(b)	97,916
409,340	Ta Ya Electric Wire & Cable	108,327
70,000	Tah Hsin Industrial Co. Ltd.	64,588
36,743	TA-I Technology Co. Ltd.	25,706
361,069	Taichung Commercial Bank(b)	108,733
78,000	Tainan Enterprises Co. Ltd.	104,395
909,037	Tainan Spinning Co. Ltd.	362,539
1,613,210	Taishin Financial Holding Co. Ltd.	599,757
69,628	Taisun Enterprise Co. Ltd.	34,946
160,880	Taita Chemical Co. Ltd.	68,240
12,000	Taiwan Acceptance Corp.	24,132
2,405,873	Taiwan Business Bank(b)	790,370
137,088	Taiwan Cogeneration Corp.	91,971

Shares		Value

TAIWAN (continued)
103,320	Taiwan Fire & Marine Insurance Co.	$72,110
65,000	Taiwan FU Hsing Industrial Co. Ltd.	36,468
310,262	Taiwan Glass Industrial Corp.	358,630
71,468	Taiwan Hon Chuan Enterprise Co. Ltd.	157,006
205,110	Taiwan Land Development Corp.(b)	83,188
35,958	Taiwan Life Insurance Co. Ltd.	21,876
92,150	Taiwan Mask Corp.	33,637
82,544	Taiwan Navigation Co. Ltd.	82,858
177,600	Taiwan Paiho Ltd.	145,862
37,120	Taiwan Pulp & Paper Corp.	12,107
18,360	Taiwan Sakura Corp.	10,859
86,117	Taiwan Secom Co. Ltd.	165,030
101,000	Taiwan Sogo Shin Kong Security Co. Ltd.	91,143
41,000	Taiwan Styrene Monomer(b)	9,963
45,469	Taiwan TEA Corp.	21,592
95,000	Taiyen Biotech Co. Ltd.	71,762
597,634	Tatung Co. Ltd.(b)	169,872
11,652	Teapo Electronic Corp.(b)	1,847
1,553,000	Teco Electric and Machinery Co. Ltd.	1,026,148
10,000	Tecom Co. Ltd.(b)	1,092
13,000	Ten Ren Tea Co. Ltd.	20,914
59,049	Thye Ming Industrial Co, Ltd.	55,881
513,100	Ton Yi Industrial Corp.	263,595
37,520	Tong Yang Industry Co. Ltd.	43,496
76,600	Tong-Tai Machine & Tool Co. Ltd.	77,668
71,939	Topco Scientific Co. Ltd.	114,033
29,722	Topoint Technology Co. Ltd.	19,790
24,137	Transcend Information, Inc.	65,018
41,000	Trident REIT	30,264
18,122	Tripod Technology Corp.	50,469
36,988	Tsann Kuen Enterprise Co. Ltd.	83,508
152,548	TSRC Corp.	399,577
22,000	TTET Union Corp.	35,468
560,315	Tung Ho Steel Enterprise Corp.	530,252
1,815	TXC Corp.	2,472
47,792	TYC Brother Industrial Co. Ltd.(b)	19,222
251,303	Tycoons Group Enterprise(b)	48,753
29,400	TZE Shin International Co. Ltd.(b)	10,334
26,000	U-Ming Marine Transport Corp.	39,983
223,288	Unimicron Technology Corp.	293,944
277,071	Union Bank of Taiwan(b)	92,240
40,000	Union Insurance Co. Ltd.(b)	17,507
179,037	Unitech Printed Circuit Board Corp.	78,362
134,000	United Integrated Services Co. Ltd.	127,943
19,196	Unity Opto Technology Co. Ltd.	18,458

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

TAIWAN (continued)
283,000	Universal Cement Corp.	$128,647
40,000	Universal Microelectronics Co. Ltd.	11,316
110,416	Unizyx Holding Corp.	61,575
158,676	UPC Technology Corp.	93,315
238,554	USI Corp.	222,933
9,000	U-Tech Media Corp.	1,734
56,800	Ve Wong Corp.	38,587
7,349	Via Technologies, Inc.(b)	4,632
117,000	Wah Lee Industrial Corp.	154,418
871,000	Walsin Lihwa Corp.	307,628
54,947	Walsin Technology Corp.	15,785
195,300	Wan Hai Lines Ltd.	108,913
863,333	Waterland Financial Holdings Co. Ltd.	283,328
114,000	Wei Chuan Food Corp.	128,689
65,100	Weikeng Industrial Co. Ltd.	49,286
15,606	Well Shin Technology Co. Ltd.	19,226
50,000	Weltrend Semiconductor, Inc.	25,433
884,977	Winbond Electronics Corp.(b)	144,169
329,673	Wintek Corp.	268,530
12,885	Wistron Corp.	19,336
80,068	Wistron NeWeb Corp.	165,075
575,865	WPG Holdings Co. Ltd.	804,800
107,136	WT Microelectronics Co. Ltd.	157,875
95,000	WUS Printed Circuit Co. Ltd.(b)	38,369
216,000	Yageo Corp.	66,433
1,163,600	Yang Ming Marine Transport Corp.	511,256
67,764	Yem Chio Co. Ltd.	56,112
211,077	Yeun Chyang Industrial Co. Ltd.	130,552
118,159	Yi Jinn Industrial Co. Ltd.	30,471
303,526	Yieh Phui Enterprise Co. Ltd.	102,176
431,624	Yuen Foong Yu Paper Manufacturing Co. Ltd.	184,539
352,000	Yulon Motor Co. Ltd.	688,831
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	43,224
61,000	YungShin Global Holding Corp.	86,694
130,000	Yungtay Engineering Co. Ltd.	206,946
92,000	Zenitron Corp.	63,432
200,801	Zig Sheng Industrial Co. Ltd.	90,602
169	Zinwell Corp.	207
4,000	Zippy Technology Corp.	2,954

		51,366,827

THAILAND — 0.4%
76,300	AJ Plast Public Co. Ltd.(c)	40,957
272,500	Amata Corp. Public Co. Ltd. - FOR(c)	133,937
413,880	Asian Property Development Public Co. Ltd. - FOR(c)	70,263
179,700	Asian Property Development Public Co. Ltd. - NVDR	30,507

Shares		Value

THAILAND (continued)
404,300	Bangchak Petroleum Public Co. Ltd. - FOR(c)	$266,701
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR(c)	2,606
7,347,000	Bangkok Chain Hospital Public Co. Ltd. - FOR(c)	1,722,417
133,600	Bangkok Dusit Medical Services Public Co. Ltd. - FOR(b)(c)	331,570
2,995,000	Bangkok Expressway Public Co. Ltd. - FOR(c)	1,811,043
22,000	Bangkok Insurance Public Co. Ltd. - FOR(c)	162,910
580,100	Bangkokland Public Co. Ltd. - FOR(b)(c)	13,318
14,000	Bank of Ayudhya Public Co. Ltd. - FOR	10,050
195,700	BEC World Public Co. Ltd. - FOR(c)	273,695
19,000	Big C Supercenter Public Co. Ltd. - FOR(c)	71,884
62,700	Bumrungrad Hospital Public Co. Ltd. - FOR(c)	95,799
1,158,900	CalComp Electronics Public Co. Ltd. - FOR(c)	98,183
64,000	Central Pattana Public Co. Ltd. - FOR(c)	81,229
261,400	Central Plaza Hotel Public Co. Ltd. - FOR(c)	97,206
316,500	CH Karnchang Public Co. Ltd. - FOR(c)	77,782
2,100	Charoong Thai Wire & Cable Public Co. Ltd. - FOR(c)	584
307,400	Delta Electronics Thai Public Co. Ltd. - FOR(c)	212,720
679,100	Dynasty Ceramic Public Co. Ltd. - FOR(c)	1,361,494
4,323,400	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(c)	908,718
52,000	Electricity Generating Public Co. Ltd. - FOR(c)	153,856
5,120,400	G J Steel Public Co. Ltd. - FOR(b)(c)	23,180
1,289,700	G Steel Public Co. Ltd. - FOR(b)(c)	13,762
143,500	GFPT Public Co. Ltd. - FOR(c)	50,579
135,200	Glow Energy Public Co. Ltd. - FOR(c)	243,732
233,500	Hana Microelectronics Public Co. Ltd. - FOR(c)	138,175
1,785,800	Hemaraj Land and Development Public Co. Ltd. - FOR(c)	143,210
973,037	Home Product Center Public Co. Ltd. - FOR(c)	352,401
63,100	ICC International Public Co. Ltd. - FOR(c)	92,839
2,285,000	IRPC Public Co. Ltd. - FOR(c)	338,409

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

THAILAND (continued)
664,100	Italian-Thai Development Public Co. Ltd. - FOR(c)	$75,161
930,500	Jasmine International Public Co. Ltd. - FOR(c)	60,780
126,400	KGI Securities Thailand Public Co. Ltd. - FOR(c)	9,973
155,100	Khon Kaen Sugar Industry Public Co. Ltd.(c)	72,221
81,600	Kiatnakin Bank Public Co. Ltd. - FOR(c)	84,437
225,100	Land and Houses Public Co. Ltd. - FOR	46,585
452,800	Land and Houses Public Co. Ltd. - NVDR	93,708
14,600	Lanna Resources Public Co. Ltd. - FOR(c)	11,614
400,600	Loxley Public Co. Ltd. - FOR(c)	47,930
85,600	Major Cineplex Group Public Co. Ltd. - FOR(c)	42,627
36,900	MBK Public Co. Ltd. - FOR(c)	109,179
71,100	MCOT Public Co. Ltd. - FOR(c)	64,950
77,000	MCS Steel Public Co. Ltd. - FOR(c)	23,281
130,700	Minor International Public Co. Ltd. - FOR(c)	49,026
1,562,700	Polyplex Public Co. Ltd. - FOR	828,724
240,500	Precious Shipping Public Co. Ltd. - FOR(c)	127,541
53,800	Pruksa Real Estate Public Co. Ltd. - FOR(c)	24,704
444,500	Quality Houses Public Co. Ltd. - FOR(c)	22,566
118,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR(c)	168,886
153,900	Robinson Department Store Public Co. Ltd. - FOR(c)	209,015
28,500	Rojana Industrial Park Public Co. Ltd. - FOR(c)	5,576
69,300	Saha-Union Public Co. Ltd. - FOR(c)	67,787
426,400	Sahaviriya Steel Industries Public Co. Ltd. - FOR(b)(c)	11,306
276,600	Samart Corp. Public Co. Ltd. - FOR(c)	72,001
35,700	Samart Telcoms Public Co. Ltd. - FOR(c)	14,199
1,921,500	Sansiri Public Co. Ltd. - FOR(c)	114,948
168,500	SC Asset Corp. Public Co. Ltd. - FOR(c)	79,006
15,100	Siam City Cement Public Co. Ltd. - FOR(c)	125,487
32,800	Siam Future Development Public Co. Ltd. - FOR(c)	7,477
23,300	Siam Makro Public Co. Ltd. - FOR(c)	192,880
2,800	Siamgas & Petrochemicals Public Co. Ltd. - FOR(c)	1,358

Shares		Value

THAILAND (continued)
44,000	SNC Former Public Co. Ltd. - FOR(c)	$34,432
74,254	Somboon Advance Technology Public Co. Ltd. - FOR(c)	56,906
22,100	Sri Trang Agro-Industry Public Co. Ltd. - FOR(c)	15,365
7,700	STP & I Public Co. Ltd. - FOR(c)	9,088
263,800	Supalai Public Co. Ltd. - FOR(c)	120,277
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(b)(c)	39,157
22,200	Thai Carbon Black Public Co. Ltd. - FOR(c)	18,306
15,000	Thai Central Chemical Public Co. Ltd. - FOR(c)	8,391
176,000	Thai Plastic & Chemical Public Co. Ltd. - FOR(c)	167,890
18,200	Thai Stanley Electric Public Co. Ltd. - FOR(c)	88,278
167,265	Thai Union Frozen Products Public Co. Ltd. - FOR(c)	359,681
8,900	Thai Vegetable Oil Public Co. Ltd. - FOR(c)	5,583
204,400	Thaicom Public Co. Ltd. - FOR(b)(c)	82,619
425,100	Thanachart Capital Public Co. Ltd. - FOR(c)	357,400
191,760	Thoresen Thai Agencies Public Co. Ltd. - FOR(c)	131,457
4,823,600	Ticon Industrial Connection Public Co. Ltd. - FOR(c)(e)	1,949,717
132,200	Ticon Industrial Connection Public Co. Ltd. - FOR(c)(e)	53,436
18,500	Tipco Asphalt Public Co. Ltd. - FOR(b)(c)	30,958
195,000	Tisco Financial Group Public Co. Ltd. - FOR(c)	225,424
5,285,900	TMB Bank Public Co. Ltd.(c)	285,447
137,000	Total Access Communication Public Co. Ltd. - FOR(c)	296,815
600,000	TPI Polene Public Co. Ltd. - FOR(c)	318,189
1,863,445	True Corp. Public Co. Ltd. - FOR(b)(c)	195,232
256,900	Vinythai Public Co. Ltd. - FOR(c)	154,514

		17,295,211

TURKEY — 0.1%
2,233	Adana Cimento Sanayii T.A.S. - Class A	4,574
13,070	Akcansa Cimento AS	54,874
38,378	Akenerji Elektrik Uretim AS - Placement Shares(b)	45,142
8,242	Akfen Holding AS(b)	36,645
325	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT(b)	3,113

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

TURKEY (continued)
61,656	Aksa Akrilik Kimya Sanayii	$156,495
73,605	Aksigorta AS(b)	66,279
6,319	Alarko Holding AS	11,237
13,283	Altinyildiz Mensucat Ve Konfeksiyon Fabrikalari AS	169,322
1	Anadolu Cam Sanayii AS	1
31,143	Anadolu Hayat Emeklilik AS	59,241
2	Anadolu Sigorta	1
18,756	Arcelik AS	81,279
88,530	Asya Katilim Bankasi AS(b)	84,203
46,890	Aygaz AS	237,504
227	Bagfas Bandirma Gubre Fabrik	21,207
749	Baticim Bati Anadolu Cimento Sanayii AS	2,512
2,472	Borusan Mannesmann Boru Sanayi ve Ticaret AS(b)	31,163
514	Brisa Bridgestone Sabanci Sanayi Ve Ticaret AS	42,524
72	BSH Ev Aletleri Sanayi Ve Ticaret AS(b)	3,627
16,881	Bursa Cimento Fabrikasi AS	41,517
69,592	Celebi Hava Servisi AS	720,657
29,087	Cimsa Cimento Sanayi Ve Ticaret AS	140,127
19,705	Coca-Cola Icecek AS	257,839
11,012	Deva Holding AS(b)	12,209
259,431	Dogan Sirketler Grubu Holdings(b)	89,064
5,064	Dogan Yayin Holding(b)	1,710
55,895	Dogus Otomotiv Servis Ve Ticaret AS(b)	115,134
2,407	Eczacibasi Yatirim Holding Ortakligi AS	6,218
144,670	EIS Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	145,741
1	Eregli Demir Ve Celik Fabrikalari TAS	2
17,827	Ford Otomotiv Sanayi AS	159,523
66,324	Gentas Genel Metal Sanayi Ve Ticaret AS	57,483
35,205	Global Yatirim Holding AS(b)	21,993
276	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	8,077
2,500	Goodyear Lastikleri Turk AS	69,646
5,477	GSD Holding AS(b)	1,849
5,261	Gubre Fabrikalari TAS(b)	33,606
9,201	Hurriyet Gazetecilik AS(b)	4,609
88,602	Ihlas Holding AS(b)	38,396
36,256	Ipek Dogal Enerji Kaynaklari Ve Uretim AS(b)	51,216
31,587	IS Finansal Kiralama AS(b)	20,266
8,296	IS Yatirim Menkul Degerler AS	7,191
20,002	Izmir Demir Celik Sanayi AS(b)	42,101
23,780	Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS - Class A(b)	15,792

Shares		Value

TURKEY (continued)
428	Kartonsan Karton Sanayi Ve Ticaret AS	$47,376
842	Konya Cimento Sanayii AS	143,583
70,872	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi Ve Ticaret AS	149,973
18,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	38,698
18,103	Mardin Cimento Sanayii Ve Ticaret AS	64,185
63,938	Menderes Tekstil Sanayi Ve Ticaret AS(b)	39,582
37,052	Net Holding AS(b)	35,450
2,633	Netas Telekomunikasyon AS	193,380
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	79,201
113,035	Petkim Petrokimya Holding AS(b)	129,776
7,882	Pinar SUT Mamulleri Sanayii AS	76,076
84,071	Polyester Sanayi AS(b)	61,509
41,122	Sarkuysan Elektrolitik Bakir Sanayi Ve Ticaret AS	94,656
101,183	Sekerbank TAS	55,237
131,825	Selcuk Ecza Deposu Ticaret ve Sanayi AS	120,188
30,615	Soda Sanayii AS	56,514
10,000	TAV Havalimanlari Holding AS(b)	45,023
1	Tekstil Bankasi AS(b)	0
20,247	Tofas Turk Otomobil Fabrikasi AS	85,918
137,426	Trakya Cam Sanayi AS	204,958
9,741	Turcas Petrol AS	13,431
105,728	Turk Hava Yollari AO(b)	139,832
276,180	Turkiye Sinai Kalkinma Bankasi AS	334,180
312,577	Turkiye Sise Ve Cam Fabrikalari AS	642,094
70,778	Ulker Biskuvi Sanayi AS	212,710
26,406	Vestel Elektonik Sanayi Ve Ticaret AS(b)	30,614
4,839	Yapi Kredi Finansal Kiralama AO(b)	11,547
9,284	Yapi Kredi Sigorta AS	78,375

		6,356,975

UKRAINE — 0.0%
2,161	Kernel Holding SA(b)	45,875

UNITED ARAB EMIRATES — 0.0%
90,281	Dragon Oil Plc	739,253
10,169	Exillon Energy Plc(b)	40,061
80,439	Lamprell Plc	379,633

		1,158,947

UNITED KINGDOM — 10.1%
929	4Imprint Group Plc	3,806
23,380	888 Holdings Plc(b)	19,342

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
278,982	Aberdeen Asset Management Plc	$1,050,249
7,449	Acal Plc	20,776
27,694	Admiral Group Plc	410,653
476,613	Aegis Group Plc	1,185,149
102,067	Afren Plc(b)	193,808
51,749	African Barrick Gold Ltd.	419,961
21,716	Aga Rangemaster Group Plc	27,376
61,306	Aggreko Plc	2,023,890
139,796	AMEC Plc	2,211,711
20,327	Amlin Plc	108,906
51,177	Anglo Pacific Group Plc	234,514
2,770	Anglo-Eastern Plantations	31,057
68,300	Anite Plc	106,282
57,224	Arena Leisure Plc	39,451
97,903	Ashmore Group Plc	572,978
273,530	Ashtead Group Plc	1,013,777
21,468	Aveva Group Plc	533,486
6,071	Avon Rubber Plc	30,613
1,536,810	AZ Electronic Materials SA(c)	7,328,061
115,161	Babcock International Group Plc	1,323,825
163,278	Balfour Beatty Plc	704,982
7,631	Barr (A.G.) Plc	144,299
181,030	Barratt Developments Plc(b)	311,511
139,552	BBA Aviation Plc	409,904
35,360	Bellway Plc	410,657
39,584	Berendsen Plc	287,368
108,436	Berkeley Group Holdings Plc(b)	2,164,961
11,891	Big Yellow Group Plc REIT	52,428
3,760	Bloomsbury Publishing Plc	6,340
907,811	Bodycote Plc	4,364,532
90,227	Booker Group Plc	102,156
20,611	Boot (Henry) Plc	43,522
70,095	Bovis Homes Group Plc	490,753
4,533	Braemar Shipping Services Plc	27,037
5,164	Brammer Plc	20,181
81,352	Brewin Dolphin Holdings Plc	193,573
130,783	British Land Co. Plc REIT	1,006,943
3,462	British Polythene Industries	19,905
10,720	Britvic Plc	58,110
71,760	BTG Plc(b)	378,024
150,395	Bunzl Plc	2,040,500
76,492	Cable & Wireless Communications Plc	51,710
438,010	Cable & Wireless Worldwide Plc	143,219
10,834	Cadogan Petroleum Plc(b)	5,463
1,073,786	Cairn Energy Plc(b)	4,768,247
11	Camellia Plc	1,658
99,205	Capita Plc	961,410
74,940	Capital & Counties Properties Plc	224,253
91,052	Capital & Regional Plc(b)	43,941

Shares		Value

UNITED KINGDOM (continued)
1,655	Capital Shopping Centres Group Plc REIT	$8,429
11,197	Carclo Plc	56,903
349,116	Carillion Plc	1,699,369
986	Carpetright Plc	8,546
5,800	Centaur Media Plc	3,405
3,699	Charles Stanley Group Plc	15,068
2,606	Charles Taylor Consulting Plc	5,492
34,012	Chemring Group Plc	205,701
48,647	Chesnara Plc	135,109
21,496	Chime Communications Plc	74,098
43,740	Cineworld Group Plc	147,156
4,407	Clarkson Plc	80,001
61,525	Close Brothers Group Plc	654,418
1,838,708	Cobham Plc	5,305,192
9,565	Colfax Corp.(c)(d)	290,558
50,113	Collins Stewart Hawkpoint Plc	71,861
109,103	Colt Group SA(b)	158,170
25,602	Communisis Plc	11,195
63,868	Computacenter Plc	400,056
29,203	Concentric AB(b)	197,477
6,595	Consort Medical Plc	55,651
199,220	Cookson Group Plc	1,811,377
5,190	Costain Group Plc	15,948
894,681	CPP Group Plc(c)	1,608,974
15,801	Cranswick Plc	194,213
4,000	Creston Plc	2,994
530,601	Croda International Plc(c)	16,178,901
31,426	CSR Plc	114,740
102,197	Daily Mail & General Trust Plc - Class A	703,591
35,271	Dairy Crest Group Plc	174,243
714,153	De La Rue Plc(c)	10,538,991
328,531	Debenhams Plc	350,999
6,887	Dechra Pharmaceuticals Plc	57,084
34,483	Derwent London Plc- REIT	909,078
22,680	Development Securities Plc	52,536
89,965	Devro Plc	377,382
6,324	Dialight Plc	76,733
5,188	Dignity Plc	63,767
806,424	Diploma Plc(c)	5,006,793
727,256	Dixons Retail Plc(b)	161,587
703,289	Domino Printing Sciences Plc(c)	6,571,863
42,149	Domino’s Pizza UK & Ireland Plc	303,930
295,471	Drax Group Plc	2,474,675
76,694	DS Smith Plc	274,218
6,273	Dunelm Group Plc	45,372
25,606	E2V Technologies Plc	48,268
86,389	easyJet Plc(b)	607,691
230,794	Electrocomponents Plc	784,103
229,079	Elementis Plc	553,385
166,908	EnQuest Plc(b)	279,846
1,680,000	Ensco Plc - ADR	88,435,200
12,931	Enterprise Inns Plc(b)	7,590

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
14,750	Erinaceous Group Plc(b)(c)(d)	$0
8,205	Euromoney Institutional Investor Plc	89,213
304,900	F&C Asset Management Plc	318,545
100,698	Fenner Plc	700,253
74,493	Fiberweb Plc	64,562
9,707	Fidessa Group Plc	253,765
97,005	Filtrona Plc	579,340
2,172	Findel Plc(b)	120
121,073	Firstgroup Plc	591,438
402,982	Fortune Oil Plc	69,852
12,146	French Connection Group Plc	9,474
2,555	Fuller Smith & Turner - Class A	29,190
539,467	G4S Plc	2,290,992
27,923	Galliford Try Plc	209,665
5,558	Games Workshop Group Plc	45,412
54,226	Gem Diamonds Ltd.(b)	179,443
24,405	Genus Plc	391,880
1,388,182	GKN Plc	4,584,982
3,552	GlobeOp Financial Services SA	19,870
14,268	Go-Ahead Group Plc	285,315
38,840	Great Portland Estates Plc REIT	220,518
409,220	Greene King Plc	3,173,293
15,572	Greggs Plc	125,145
32,170	Halfords Group Plc	161,712
1,004,751	Halma Plc(c)	5,604,820
84,204	Hammerson Plc REIT	500,368
73,847	Hansteen Holdings Plc REIT	85,414
14,150	Hardy Oil & Gas Plc(b)	37,348
78,688	Hargreaves Lansdown Plc	511,856
30,089	Hays Plc	33,830
7,301	Headlam Group Plc	31,739
26,536	Helical Bar Plc	77,463
17,724	Helphire Plc(b)	623
154,230	Henderson Group Plc	269,526
71,298	Hikma Pharmaceuticals Plc	806,681
29,183	Hill & Smith Holdings Plc	136,235
337	Hilton Food Group Ltd.	1,371
5,026	Hogg Robinson Group Plc	5,079
7,240	Home Retail Group Plc	12,253
87,969	Homeserve Plc	393,546
211,194	Howden Joinery Group Plc(b)	357,426
50,371	Hunting Plc	639,758
31,899	Huntsworth Plc	21,740
3,454	Hyder Consulting Plc	21,363
194,352	ICAP Plc	1,029,031
88,546	IG Group Holdings Plc	660,956
94,926	Imagination Technologies Group Plc(b)	864,596
102,510	IMI Plc	1,378,700
278,543	InchCape Plc	1,495,863
59,469	Inmarsat Plc	375,219
497,362	Innovation Group Plc(b)	158,708
87,863	Intercontinental Hotels Group Plc	1,788,828

Shares		Value

UNITED KINGDOM (continued)
293,727	International Consolidated Airlines Group(b)	$820,177
686,276	Interserve Plc(c)	3,141,557
50,521	Intertek Group Plc	1,681,380
269,086	Invensys Plc	857,378
205,405	Investec Plc	1,216,052
64,636	IP Group Plc(b)	89,885
14,083	ITE Group Plc	45,427
1,283,644	ITV Plc	1,515,048
8,667	James Fisher & Sons Plc	67,673
28,273	Jardine Lloyd Thompson Group Plc	303,848
63,090	Jazztel Plc(b)	347,593
7,378	JD Sports Fashion Plc	83,127
23,706	JKX Oil & Gas Plc	52,392
4,183	John Menzies Plc	37,110
243,164	John Wood Group Plc	2,521,304
53,583	Johnson Matthey Plc	1,731,780
81,564	Johnston Press Plc(b)	7,937
35,089	Jupiter Fund Management Plc	125,847
172,730	Kcom Group Plc	193,525
15,993	Keller Group Plc	88,962
39,738	Kesa Electricals Plc	42,205
10,701	Kewill Plc	11,298
17,238	Kier Group Plc	363,992
51,645	Kofax Plc(b)	214,035
98,592	Ladbrokes Plc	220,146
2,000,093	Laird Plc(c)	5,282,314
46,421	Land Securities Group Plc, REIT	493,397
13,753	Lavendon Group Plc	19,125
372,370	Logica Plc	444,779
64,985	London & Stamford Property Plc REIT	107,523
73,615	London Stock Exchange Group Plc	1,009,219
26,884	Lonmin Plc	437,193
43,642	Lookers Plc	34,385
22,684	Low & Bonar Plc	18,945
1,283	LSL Property Services Plc	4,872
354,344	Man Group Plc	646,039
6,088	Management Consulting Group PLC	2,974
47,388	Marshalls Plc	69,633
206,972	Marston’s Plc	316,361
55,254	McBride Plc(b)	101,871
1,244	McKay Securities Plc REIT	2,196
27,151	Mears Group Plc	105,785
53,040	Mecom Group Plc	178,862
300,861	Meggitt Plc	1,720,967
330,160	Melrose Plc	1,956,196
11,210	Melrose Resources Plc	21,418
8,454	Metric Property Investments Plc - REIT	10,924
99,955	Michael Page International Plc	612,866

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
69,830	Millennium & Copthorne Hotels Plc	$489,668
119	Misys Plc(b)	606
44,181	Mitchells & Butlers Plc(b)	178,715
165,675	Mitie Group Plc	664,423
231,628	Mondi Plc	1,843,242
125,036	Moneysupermarket.com Group Plc	227,374
144,365	Morgan Crucible Co. Plc	711,133
15,010	Morgan Sindall Group Plc	157,054
12,739	Mothercare Plc	39,596
15,625	MWB Group Holdings Plc(b)	2,955
80,593	N Brown Group Plc	292,096
134,655	National Express Group Plc	460,238
599	NCC Group Plc	8,118
41,270	Next Plc	1,703,217
55,574	Northgate Plc(b)	198,529
21,393	Novae Group Plc	117,314
9,252	Ocado Group Plc(b)	12,699
2,372	Optos Plc(b)	7,887
4,108	Oxford Instruments Plc	58,908
51,066	Pace Plc	68,600
4,258	PayPoint Plc	37,105
149,749	Pendragon Plc(b)	26,547
135,216	Pennon Group Plc	1,481,922
256,487	Persimmon Plc	2,127,961
28,890	Petrofac Ltd.	662,385
8,354	Petropavlovsk Plc	99,587
36,290	Photo-Me International Plc	28,021
131,010	Premier Farnell Plc	426,928
89,898	Premier Foods Plc(b)	16,999
77,360	Premier Oil Plc(b)	500,902
41,180	Provident Financial Plc	622,307
21,688	Psion Plc	14,439
279,236	Punch Taverns Plc(b)	48,402
19,519	PV Crystalox Solar Plc	1,546
78,418	PZ Cussons Plc	377,138
144,897	QinetiQ Group Plc	295,000
44,169	Quintain Estates & Development Plc(b)	27,493
4,954	Rathbone Brothers Plc	89,384
3,560	REA Holdings Plc	37,446
106,746	Redrow Plc(b)	207,403
9,324	Renishaw Plc	204,817
47,797	Renold Plc(b)	22,313
43,173	Renovo Group Plc(b)	11,565
235,480	Rentokil Initial Plc(b)	278,487
69,193	Restaurant Group Plc	323,395
3,278,418	Rexam Plc	19,321,281
9,385	Ricardo Plc	50,800
36,161	Rightmove Plc	731,653
5,585	RM Plc	6,865
26,258	Robert Walters Plc	82,755
16,856	Robert Wiseman Dairies Plc	103,192
13,824	ROK Plc(b)(c)(d)	0
591,117	Rotork Plc(c)	17,707,431

Shares		Value

UNITED KINGDOM (continued)
75,411	RPC Group Plc	$452,514
136,419	RPS Group Plc	448,209
674,783	RSA Insurance Group Plc	1,127,120
1,136	Safestore Holdings Plc	1,906
1,014,959	Sage Group Plc (The)	4,687,749
67,612	Salamander Energy Plc(b)	242,917
32,663	Savills Plc	172,940
101,874	Schroders Plc	2,327,723
42,407	Schroders Plc - Non Voting	797,220
35,597	SDL Plc	364,048
41,273	Segro Plc REIT	142,953
182,318	Senior Plc	517,133
531,833	Serco Group Plc	4,257,346
30,683	Severfield-Rowen Plc	94,887
89,681	Severn Trent Plc	2,155,114
94,571	Shaftesbury Plc REIT	745,868
269,219	Shanks Group Plc	417,446
184,207	SIG Plc	289,257
67,895	Smith & Nephew Plc	657,980
53,086	Smiths Group Plc	803,066
22,043	Smiths News Plc	32,912
79,439	Soco International Plc(b)	365,149
10,749	Southern Cross Healthcare Ltd.(b)(c)(d)	0
355,453	Spectris Plc	8,575,459
15,017	Speedy Hire Plc	6,389
141,828	Spirax-Sarco Engineering Plc	4,422,907
207,268	Spirent Communications Plc	388,015
208,127	Spirit Pub Co. Plc(b)	163,983
4,982	Sportech Plc(b)	3,739
94,269	Sports Direct International Plc(b)	363,647
96,548	St. James’s Place Plc	532,490
30,155	St. Modwen Properties Plc	59,160
154,395	Stagecoach Group Plc	684,389
1,050,987	Standard Life Plc	3,607,075
32,005	Sthree Plc	137,179
842	Stolt-Nielsen Ltd.	18,083
8,341	SuperGroup Plc(b)	85,434
30,559	Synergy Health Plc	407,871
14,308	T Clarke Plc	9,075
235,743	Talktalk Telecom Group Plc	456,924
214,060	Tate & Lyle Plc	2,233,025
715,163	Taylor Wimpey Plc(b)	477,827
5,162	Ted Baker Plc	60,621
72,988	Telecity Group Plc(b)	744,142
12,866	Telecom Plus Plc	136,952
38,780	Timeweave Plc	14,055
3,226	Topps Tiles Plc	1,550
8,024	Torotrak Plc(b)	4,331
5,551	Town Centre Securities Plc REIT	11,874
61,817	Travis Perkins Plc	854,294
115,313	Trinity Mirror Plc(b)	84,041
1,351,543	TT electronics Plc(c)	3,556,693
54,424	Tullett Prebon Plc	255,397

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
2,283	UBM Plc	$19,769
78,439	UK Coal Plc(b)	40,789
970	UK Mail Group Plc	3,497
350,575	Ultra Electronics Holdings(c)	8,463,299
13,118	Umeco Plc	74,003
13,283	Unite Group Plc	37,258
257,394	United Utilities Group Plc	2,441,715
9,569	UTV Media Plc	16,134
197,460	Vectura Group Plc(b)	182,805
136,756	Vedanta Resources Plc	2,575,220
285,558	Victrex Plc(c)	5,746,259
11,826	Vitec Group Plc (The)	103,799
7,903	Volex Plc	31,632
81,025	Weir Group Plc (The)	2,496,122
50,439	Wetherspoon (J.D.) Plc	323,569
43,316	WH Smith Plc	376,780
126,411	Whitbread Plc	3,274,814
591,802	William Hill Plc	2,095,461
2,450,000	Willis Group Holdings Plc(c)	95,231,500
15,003	Wilmington Group Plc	18,795
3,010	Wincanton Plc(b)	3,937
79,245	Wolfson Microelectronics Plc(b)	198,550
32,930	Workspace Group Plc - REIT	117,533
24,432	WSP Group Plc	96,153
14,163	Xaar Plc	53,117
16,066	Xchanging Plc(b)	17,469
650,113	Yell Group Plc(b)	59,008
14,834	Yule Catto & Co. Plc	45,792

		474,587,724

UNITED STATES — 47.6%
350,000	ABM Industries, Inc.	7,595,000
1,468,107	Advance Auto Parts, Inc.(c)	112,515,720
1,017	Allegheny Technologies, Inc.	46,162
155,000	Altera Corp.	6,167,450
65,000	American Public Education, Inc.(b)	2,613,000
125,000	Ametek, Inc.	5,875,000
300	Amrep Corp.(b)	1,799
150,000	Amtrust Financial Services, Inc.	3,889,500
85,000	Ansys, Inc.(b)	5,141,650
75,000	Apollo Group, Inc. - Class A(b)	3,930,750
250,000	Aptargroup, Inc.	13,105,000
78,840	Argonaut Gold, Inc.(b)	665,190
500,000	Ariba, Inc.(b)	13,650,000
31,621	Atna Resources Ltd.(b)	35,320
300,000	Avon Products, Inc.	5,331,000
75,000	Bard (C.R.), Inc.	6,939,000
88	Berkshire Hills Bancorp, Inc.	1,991
140,000	Bio-Rad Laboratories, Inc. - Class A(b)	14,218,400
150,000	Bio-Reference Labs, Inc.(b)	2,902,500
2,600,000	BMC Software, Inc.(b)	94,224,000
23,400	BNK Petroleum, Inc.(b)	41,540
60,894	Boart Longyear Ltd.	227,561

Shares		Value

UNITED STATES (continued)
280,000	Bottomline Technologies, Inc.(b)(c)	$7,655,200
250,000	Brady Corp. - Class A	8,092,500
250,000	Brown & Brown, Inc.	5,695,000
97,400	Bryn Mawr Bank Corp.(c)	1,958,714
80,000	Capella Education Co.(b)	3,386,400
250,000	Cardtronics, Inc.(b)	6,387,500
3,026,000	CareFusion Corp.(b)(c)	72,472,700
75,000	Church & Dwight Co., Inc.	3,402,750
75,000	CIRCOR International, Inc.	2,843,250
75,000	Citrix Systems, Inc.(b)	4,890,750
100,000	CLARCOR, Inc.	5,141,000
120,000	Clorox Co.	8,239,200
75,000	Community Bank System, Inc.	2,052,000
115,000	CommVault Systems, Inc.(b)	5,405,000
300,000	comScore, Inc.(b)	6,645,000
20,000	Concho Resources, Inc.(b)	2,133,200
325,000	Concur Technologies, Inc.(b)	17,013,750
60,000	Continental Resources, Inc.(b)	4,840,800
175,000	Copart, Inc.(b)	8,232,000
75,000	CoStar Group, Inc.(b)	4,250,250
2,510,000	Crown Holdings, Inc.(b)(c)	90,535,700
450,000	Denbury Resources, Inc.(b)	8,487,000
100,000	DeVry, Inc.	3,776,000
227,270	Dollar Tree, Inc.(b)	19,274,769
150,000	Dover Corp.	9,511,500
105,000	Energizer Holdings, Inc.(b)	8,097,600
150,000	EnPro Industries, Inc.(b)	5,296,500
180,000	Esterline Technologies Corp.(b)	11,007,000
50,000	FARO Technologies, Inc.(b)	2,714,000
175,000	Financial Engines, Inc.(b)	4,191,250
2,334	First Acceptance Corp.(b)	2,684
100,000	First Republic Bank San Francisco CA(b)	2,998,000
1,595,000	Fiserv, Inc.(b)(c)	100,309,550
750,000	Flowers Foods, Inc.	14,512,500
925,000	Flowserve Corp.(c)	101,907,250
35,000	Gardner Denver, Inc.	2,611,000
150,000	Genomic Health, Inc.(b)	4,162,500
275,000	Gen-Probe, Inc.(b)	18,405,750
1,115	Golden Minerals Co.(b)	10,816
89,961	Golden Star Resources Ltd.(b)	196,484
25,000	Goodrich Corp.	3,118,750
200,000	Gulfport Energy Corp.(b)	6,574,000
1,184,150	Henry Schein, Inc.(b)(c)	83,944,394
120,000	Hittite Microwave Corp.(b)	6,602,400
125,000	HJ Heinz Co.	6,481,250
125,000	HUB Group, Inc.(b)	4,278,750
450,000	IDEX Corp.	18,234,000
50,000	IHS, Inc. - Class A(b)	4,474,000
125,000	Independent Bank Corp.(c)	3,467,500
9,600	Indevus Pharmaceuticals, Inc.(c)(d)	10,560
100,000	Informatica Corp.(b)	4,230,000
250,000	Integra LifeScience Holdings Corp.(b)	7,380,000

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
4,000,000	International Game Technology	$63,720,000
9,084	International Minerals Corp.(b)	52,092
140,000	Intuit, Inc.	7,901,600
275,000	Jack Henry & Associates, Inc.	9,405,000
34,081	Jaguar Mining, Inc.(b)	245,402
350,000	John Wiley & Sons, Inc. - Class A(c)	15,886,500
200,000	K12, Inc.(b)	4,478,000
125,000	Kellogg Co.	6,190,000
75,000	Laboratory Corp. of America Holdings(b)	6,854,250
150,000	Lancaster Colony Corp.(c)	10,423,500
115,000	Landstar System, Inc.	5,882,250
175,000	Life Technologies Corp.(b)	8,475,250
125,000	LogMein, Inc.(b)	4,978,750
50,000	Lufkin Industries, Inc.	3,761,000
250,000	Luminex Corp.	4,925,000
200,000	Masimo Corp.(b)	4,280,000
1,422,624	McCormick & Co., Inc.(c)	71,899,417
170,000	Measurement Specialties, Inc.(b)(c)	5,525,000
400,000	MedAssets, Inc.(b)	4,224,000
175,000	Medidata Solutions, Inc.(b)	3,657,500
100,000	MICROS Systems, Inc.(b)	4,971,000
155,000	Molson Coors Brewing Co. - Class B	6,647,950
200,000	Morningstar, Inc.(c)	11,944,000
677	Movie Gallery, Inc.(b)(c)(d)	0
375,000	Myriad Genetics, Inc.(b)	8,872,500
425,000	National Instruments Corp.	11,436,750
140,000	Navigators Group, Inc.(b)(c)	6,689,200
2,236,746	NetApp, Inc.(b)	84,414,794
150,000	NeuStar, Inc. - Class A(b)	5,476,500
50,000	Newfield Exploration Co.(b)	1,890,500
335,000	Northern Oil and Gas, Inc.(b)	8,375,000
200,000	Northern Trust Corp.	8,242,000
300,000	NuVasive, Inc.(b)	4,650,000
200,000	Oasis Petroleum, Inc.(b)	6,748,000
1,973,500	Omnicom Group, Inc.	90,011,335
65,000	Pall Corp.	3,879,200
180,000	Pentair, Inc.	6,627,600
110,000	Petroleum Development Corp.(b)	3,424,300
50,000	Pioneer Natural Resources Co.	4,965,000
395,000	QLIK Technologies, Inc.(b)	11,139,000
125,000	Quality Systems, Inc.	5,070,000
65,000	Ralcorp Holdings, Inc.(b)	5,684,250
26,988	Ram Power Corp.(b)	9,420
67,700	Raven Industries, Inc.	4,393,053
65,000	Red Hat, Inc.(b)	3,014,050
175,000	ResMed, Inc.(b)	5,080,250
500,000	Resolute Energy Corp.(b)	5,625,000
150,000	Riverbed Technology, Inc.(b)	3,591,000
35,000	Robbins & Myers, Inc.	1,699,600
50,000	Roper Industries, Inc.	4,669,500
250,000	Ruddick Corp.	10,085,000

Shares		Value

UNITED STATES (continued)
400	Salem Communications Corp. - Class A(b)	$1,095
300,000	Sensient Technologies Corp.	11,886,000
200,000	Silgan Holdings, Inc.	8,312,000
150,000	Silicon Graphics International Corp.(b)	2,046,000
54,221	Sims Metal Management Ltd.	866,334
400,000	Smart Balance, Inc.(b)	2,120,000
375,000	Snyders-Lance, Inc.(c)	8,621,250
200,000	SolarWinds, Inc.(b)	6,322,000
150,000	Solera Holdings, Inc.	7,165,500
100,000	SonoSite, Inc.(b)	5,391,000
125,000	Spectrum Brands Holdings, Inc.(b)	3,618,750
100,000	St. Jude Medical, Inc.	4,171,000
30,000	Strayer Education, Inc.	3,264,000
26,948	Student Transportation, Inc.	184,097
600,000	Superior Energy Services, Inc.(b)	17,106,000
100,000	SVB Financial Group(b)	5,804,000
21,389	SXC Health Solutions Corp.(b)	1,353,691
75,000	T Rowe Price Group, Inc.	4,338,000
70,800	Techne Corp.	4,832,100
110,000	Teleflex, Inc.	6,730,900
9,100	Tenet Healthcare Corp.(b)	48,139
2,353,855	Tenneco, Inc.(b)(c)	75,558,746
500,000	Tetra Technologies, Inc.(b)	4,670,000
175,000	TreeHouse Foods, Inc.(b)	9,894,500
325,000	Trimas Corp.(b)(c)	7,042,750
1,480,000	Tupperware Brands Corp.(c)	93,003,200
80,000	Ultimate Software Group, Inc.(b)	5,335,200
60,000	Ultra Petroleum Corp.(b)	1,441,800
300,000	UMB Financial Corp.(c)	11,574,000
39,856	Ur-Energy, Inc.(b)	55,251
225,000	UTi Worldwide, Inc.	3,350,250
250,000	VCA Antech, Inc.(b)	5,595,000
3,284	VeriFone Systems, Inc.(b)	140,227
235,000	Verisk Analytics, Inc. - Class A(b)	9,416,450
150,000	Volcano Corp.(b)	4,207,500
200,000	W.R. Berkley Corp.	6,854,000
300,000	Waddell & Reed Financial, Inc. - Class A	8,235,000
100,000	Washington Trust Bancorp, Inc.(c)	2,469,000
200	WaterFurnace Renewable Energy, Inc.	3,501
1,131,151	Waters Corp.(b)	97,923,742
325,000	West Pharmaceutical Services, Inc.(c)	13,156,000
185,000	Whiting Petroleum Corp.(b)	9,266,650
1,419,444	Wisconsin Energy Corp.	48,261,096
225,000	Wolverine World Wide, Inc.	8,795,250
130,000	Wright Express Corp.(b)	7,113,600
2,185,000	Xilinx, Inc.	78,332,250

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
65,000	Zimmer Holdings, Inc.(b)	$3,948,750

		2,238,573,786

Total Common Stocks (Cost $3,607,126,429)		4,376,893,914

INVESTMENT COMPANY — 0.4%
19,475,500	SEI Daily Income Trust Government II Fund, Class A, 0.01%(f)	19,475,500

Total Investment Company (Cost $19,475,500)		19,475,500

EXCHANGE TRADED FUNDS — 2.8%
285,400	iShares MSCI EAFE Small Cap Index Fund	10,796,682
1,772,100	iShares MSCI Emerging Markets Index Fund	74,658,573
100,861	iShares MSCI Japan Small Cap Index Fund	4,554,883
1,204,000	iShares MSCI Malaysia Index Fund	16,988,440
1,120,400	iShares MSCI Singapore Index Fund	13,870,552
55,000	SPDR Russell Nomura Small Cap Japan Fund	2,356,200
389,800	SPDR S&P International Small Cap Fund	10,598,662

Total Exchange Traded Funds (Cost $100,253,739)		133,823,992

RIGHTS/WARRANTS — 0.0%

Banks — 0.0%
8,142	Bank of Cyprus Plc Rights, Expire 3/19/12(c)(d)	1,931

Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(c)(d)	0
1,710	Centrebet Litigation Units(c)(d)	0
46,666	Xiwang Sugar Holdings Co. Ltd. Warrants, Expire 2/22/12(c)(d)	0

		0

Energy — 0.0%
114	Compton Petroleum Corp. Warrants(b)	143
2,935	White Energy Co. Ltd. - Performance Shares, Conversion Period 3/30/12(c)(d)	1,418

		1,561

Health Care — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	0

Shares		Value

Health Care (continued)
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	$0

		0

Industrials — 0.0%
139,217	Ferreyros SA Rights, Expire 2/6/12(d)	13,461
36,256	Ipek Dogal Rights, Expire 2/15/12(c)	27,546
10,197	Rederi AB Transatlantic Rights, Expire 2/28/12(b)(d)	450
26,991	VDM Group Ltd. Warrants, Expire 11/30/13(b)	458

		41,915

Materials — 0.0%
1,767	Duluth Exploration Ltd. Special Warrants, Expire 1/18/13(c)(d)	793
13,304	Scana Industrier ASA Rights, Expire 2/14/12(c)(d)	1,134

		1,927

Real Estate — 0.0%
105,112	AFP Properties Ltd. Warrants, Expire 11/18/15(b)	13,370
350,738	Allied Properties Ltd.(b)(c)	4,568

		17,938

Telecommunication Services — 0.0%
160,000	Sino Gas Group Rights, Expire 02/15/12(c)(d)	21

Total Rights/Warrants (Cost $34,427)		65,293

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 2.2%

Federal Home Loan Bank — 2.2%
$5,000,000	0.00%, 02/01/2012(g)	5,000,000
10,000,000	0.01%, 02/08/2012(g)	9,999,981
10,000,000	0.02%, 03/30/2012(g)	9,999,758
15,000,000	0.02%, 02/07/2012(g)	14,999,950
18,500,000	0.02%, 02/08/2012(g)	18,499,920
10,000,000	0.02%, 02/15/2012(g)	9,999,883
5,000,000	0.02%, 02/22/2012(g)	4,999,927
2,000,000	0.03%, 02/10/2012(g)	1,999,985
15,900,000	0.03%, 02/17/2012(g)	15,899,788
12,000,000	0.03%, 02/24/2012(g)	11,999,617
Freddie Mac — 0.0%
500,000	0.03%, 02/13/2012(g)	499,995

Total U.S. Government Agencies (Cost $103,898,804)		103,898,804

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT SECURITIES — 0.3%

U.S. Treasury Bills — 0.3%
13,000,000	0.02%, 02/02/2012(g)	$12,999,993

Total U.S. Government Securities (Cost $12,999,993)		12,999,993

Shares		Value

CASH SWEEP — 1.3%
61,341,475	Citibank - US Dollars on Deposit in Custody Account 0.02%(f)	61,341,475

Total Cash Sweep (Cost $61,341,475)		61,341,475

TOTAL INVESTMENTS — 100.1% (Cost $3,905,130,367)(a)		$4,708,498,971
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(6,031,296)

NET ASSETS — 100.0%		$4,702,467,675

(a)	Cost for federal income tax purposes is $3,906,680,730 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$922,325,797
Unrealized depreciation	(120,507,557)

Net unrealized appreciation	$801,818,240

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $498,011,499 or 10.59% of net assets.
(d)

Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $2,720,594, which is 0.06% of net assets and the cost is $3,650,352.

(e)	Securities incorporated in the same country but traded on different exchanges.
(f)	Rate shown represents current yield at January 31, 2012.
(g)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
BDR — Brazilian Depositary Receipt
DVR — Differential Voting Rights
FOR — Foreign Ownership Restrictions
NVDR — Non Voting Depositary Receipt
PDR — Phillippine Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.0%
Consumer Discretionary	16.3%
Consumer Staples	6.3%
Diversified Financials	1.7%
Energy	5.6%
Health Care	10.7%
Industrials	17.1%
Information Technology	16.3%
Insurance	4.3%
Materials	8.3%
Real Estate	2.0%
Telecommunication Services	0.4%
Utilities	2.1%
Other*	6.9%

Total	100.0%

*

Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies and securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	January 31, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 24.4%

AUSTRALIA — 0.2%
73,910	Amalgamated Holdings Ltd.(c)	$455,891
16,320	BHP Billiton Ltd.	649,383
148,370	David Jones Ltd.	407,969
809,300	Grange Resources Ltd.	502,628
800,003	Metcash Ltd.	3,431,266
36,623	OZ Minerals Ltd.	424,190
21,792	Suncorp Group Ltd.	194,569
684,213	Telstra Corp. Ltd.	2,418,894
77,940	Western Areas NL	456,752

		8,941,542

AUSTRIA — 0.1%
67,578	OMV AG	2,215,621

BELGIUM — 0.2%
27,065	Belgacom SA	844,874
18,000	Delhaize Group SA	980,288
25,770	D’ieteren SA	1,280,916
4,863	Groupe Bruxelles Lambert SA	352,401
28,093	Solvay SA	2,770,348

		6,228,827

BERMUDA — 0.5%
74,839	Arch Capital Group Ltd.(b)	2,697,946
26,300	Aspen Insurance Holdings Ltd.	698,528
290,598	Lancashire Holdings Ltd.	3,152,801
58,477	PartnerRe Ltd.	3,825,565
21,100	Platinum Underwriters Holdings Ltd.	722,675
63,438	RenaissanceRe Holdings Ltd.	4,637,952
63,388	Validus Holdings Ltd.	2,032,853

		17,768,320

BRAZIL — 0.1%
27,610	Cia de Saneamento Basico do Estado de Sao Paulo(b)	921,914
7,493	Cielo SA	223,220
50,890	Cosan SA Industria e Comercio	823,409
122,310	Duratex SA	685,334
64,080	Iochpe-Maxion SA	1,081,937
47,360	Light SA	743,795
77,676	Tim Participacoes SA	431,237

		4,910,846

CANADA — 0.7%
500,000	Asian Coast Development Ltd.(b)(c)(d)	0
92,394	Barrick Gold Corp.	4,552,157
12,240	BCE, Inc.	499,024
319,730	Canaccord Financial, Inc.(c)	2,499,933
32,572	CGI Group, Inc. - Class A(b)	657,807
11,480	Domtar Corp.	991,642
27,000	Empire Co. Ltd. - Class A	1,521,392
102,254	Enbridge, Inc.	3,847,655
85,987	Encana Corp.	1,647,119
41,308	Nexen, Inc.	740,286

Shares		Value

CANADA (continued)
132,191	Pembina Pipeline Corp.	$3,535,816
59,488	Research In Motion Ltd.(b)	991,644
393,850	Tembec, Inc.(b)(c)	1,472,960
440,950	Transat AT, Inc. - Class B(b)(c)	3,179,484

		26,136,919

CHILE — 0.1%
5,900	Cia Electro Metalurgica SA	101,534
57,690	Empresa Nacional de Telecom Chile SA	1,049,873
541,321	Enersis SA	196,058
688,850	Sigdo Koppers SA	1,317,180

		2,664,645

CHINA — 0.2%
1,507,500	BYD Electronic International Co. Ltd.(b)	509,284
2,899,173	China Petroleum & Chemical Corp. - H Shares	3,521,490
2,628,000	China Wireless Technologies Ltd.	467,634
349,000	CNOOC Ltd.	717,324
1,072,000	Dalian Port PDA Co. Ltd. - H Shares	251,575
170,000	Dongfeng Motor Group Co. Ltd. - H Shares	317,847
413,600	Double Coin Holdings Ltd. - B Shares	224,585
766,000	Guangshen Railway Co. Ltd. - H Shares	279,522
334,000	Guangzhou Shipyard International Co. Ltd. - H Shares	295,873
293,000	Haitian International Holdings Ltd.	307,156
160,534	Jiangling Motors Corp. Ltd. - B Shares	332,234
346,000	Jiangsu Expressway Co. Ltd. - H Shares	344,871
230,000	Li Ning Co. Ltd.	237,257
789,000	Peak Sport Products Co. Ltd.	172,953
206,000	PetroChina Co. Ltd. - H Shares	301,219
189,310	Shandong Airlines Co. Ltd. - B Shares(b)	295,854
664,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	235,452
1,088,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares	274,971
28,020	Zhongpin, Inc.(b)	318,307

		9,405,408

COLUMBIA — 0.0%
22,126	Petrominerales Ltd.	461,850

CYPRUS — 0.0%
359,160	Songa Offshore SE(b)	1,389,625

CZECH REPUBLIC — 0.0%
11,503	CEZ AS	464,660

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

DENMARK — 0.1%
234	AP Moller - Maersk A/S - Class B	$1,724,321
27,330	Royal UNIBREW A/S	1,553,237

		3,277,558

EGYPT — 0.0%
64,270	Alexandria Mineral Oils Co.(c)	822,818
293,962	Egyptian Financial Group-Hermes Holding SAE(b)	578,318

		1,401,136

FINLAND — 0.2%
78,880	Ahlstrom Oyj(c)	1,326,876
95,410	Lassila & Tikanoja Oyj(c)	1,427,718
243,292	Nokia Oyj.	1,215,028
165,092	Orion Oyj - Class B	3,204,664

		7,174,286

FRANCE — 1.0%
10,596	AXA SA	160,846
3,034	BNP Paribas SA	128,464
52,491	Bouygues SA	1,631,032
5,397	Casino Guichard Perrachon SA	480,047
9,264	Christian Dior SA	1,311,138
9,299	Cie de St-Gobain	413,802
35,328	Cie Generale des Etablissements Michelin - Class B	2,416,814
58,236	CNP Assurances	784,986
45,157	Dassault Systemes SA	3,743,690
54,867	France Telecom SA	822,826
70,089	GDF Suez.	1,902,350
23,115	Lafarge SA	941,683
22,291	LVMH Moet Hennessy Louis Vuitton SA	3,603,882
12,871	Peugeot SA	237,301
76,949	Renault SA	3,277,756
40,294	Sanofi	2,976,327
6,806	Societe BIC SA	606,442
47,492	Sodexo	3,524,782
44,206	Total SA	2,336,355
79,950	Trigano SA(c)	1,380,432
251,210	UBISOFT Entertainment(b)	1,964,991
24,586	Veolia Environnement SA	279,402
85,462	Vinci SA	3,964,006
104,033	Vivendi SA	2,177,277

		41,066,631

GERMANY — 0.4%
4,559	BASF AG	350,527
28,300	Daimler AG	1,563,811
90,407	Deutsche Post AG	1,501,856
45,050	Deutsche Telekom AG	506,658
89,176	E.ON AG	1,906,582
14,476	EnBW Energie Baden-Wuerttemberg AG(c)	634,331
118,310	Freenet AG	1,588,557

Shares		Value

GERMANY (continued)
2,547	Fresenius SE & Co. KGaA	$258,331
17,620	MAN SE.	1,852,117
5,278	Metro AG	203,042
1,490	Muenchener Rueckversi- cherungs AG	194,119
455,580	QSC AG(b)	1,302,083
30,705	RWE AG	1,174,381
250,460	Solarworld AG	1,248,205
17,703	Volkswagen AG	2,859,804

		17,144,404

HONG KONG — 0.6%
65,000	Cheung Kong Holdings Ltd.	875,015
467,000	China High Speed Transmission Equipment Group Co. Ltd.	247,491
202,500	China Mobile Ltd.	2,070,616
266,000	China Unicom Hong Kong Ltd.	489,791
83,000	Henderson Land Development Co. Ltd.	450,569
398,000	Hongkong Land Holdings Ltd.	2,049,700
6,493,600	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,654,277
48,175	Jardine Matheson Holdings Ltd.	2,495,465
32,787	Jardine Strategic Holdings Ltd.	1,021,643
1,633,900	Link REIT (The)	5,951,759
717,000	Lonking Holdings Ltd.	294,925
94,500	Orient Overseas International Ltd.	493,501
3,174,000	Sinolink Worldwide Holdings Ltd.(b)(c)	257,839
59,000	Sun Hung Kai Properties Ltd.	817,067
15,000	Swire Pacific Ltd. - Class A	166,821
10,500	Swire Properties Ltd.(b)	26,455
908,000	Tianjin Development Holdings Ltd.(b)	495,254
229,100	Wharf Holdings Ltd.	1,302,762

		22,160,950

INDIA — 0.1%
33,150	Aban Offshore Ltd.	299,017
37,764	Indian Oil Corp. Ltd.(b)	220,573
18,170	JSW Steel Ltd.	257,052
238,714	Oil & Natural Gas Corp. Ltd.(b)	1,332,733
67,030	Rural Electrification Corp. Ltd.(b)	258,251

		2,367,626

INDONESIA — 0.0%
6,509,500	Bakrie Sumatera Plantations Tbk PT	209,984

IRELAND — 0.0%
23,883	WPP Plc	280,567

ISRAEL — 0.0%
4,760	Delek Group Ltd.	1,016,688
7,540	Electra Ltd.(c)	630,726

		1,647,414

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

ITALY — 0.3%
181,330	ACEA SpA	$1,121,423
2,521,600	Banca Monte Dei Paschi di Siena SpA	956,856
79,976	Enel Green Power SpA	159,220
344,479	Enel SpA	1,408,556
131,336	ENI SpA	2,903,307
224,921	Intesa Sanpaolo SpA	429,542
1,785,596	Telecom Italia SpA	1,815,959
911,509	Terna Rete Elettrica Nazionale SpA	3,340,809

		12,135,672

JAPAN — 3.0%
58,200	Aeon Co. Ltd.	767,397
42,800	Aisin Seiki Co. Ltd.	1,352,170
24,000	Aoyama Trading Co. Ltd.	431,698
221,000	Asahi Glass Co. Ltd.	1,800,590
66,000	Asahi Group Holdings Ltd.	1,459,066
31,000	Asahi Kasei Corp.	196,038
24,300	Astellas Pharma, Inc.	997,888
20,000	Autobacs Seven Co. Ltd.	924,954
1,000	Bic Camera, Inc.	577,276
111,300	Bridgestone Corp.	2,537,909
15,000	Canon Electronics, Inc.	382,183
4,500	Canon, Inc.	194,240
505	Central Japan Railway Co.	4,339,740
124,000	Chugai Ro Co. Ltd.	450,643
37,500	Circle K Sunkus Co. Ltd.	645,992
67,000	Daicel Corp.	420,178
36,000	Daido Metal Co. Ltd.	413,750
9,500	Daiichi Sankyo Co. Ltd.	180,851
60,000	Dainippon Screen Manufacturing Co. Ltd.	504,592
139,000	Dainippon Sumitomo Pharma Co. Ltd.	1,603,004
78,000	Daiwa Industries Ltd.(c)	428,785
17,800	Denso Corp.	528,956
35,000	Eagle Industry Co. Ltd.	304,448
8,800	East Japan Railway Co.	569,772
10,300	Eisai Co. Ltd.	426,351
54,000	Elpida Memory, Inc.(b)	228,838
99,900	FCC Co. Ltd.	2,118,058
16,700	FP Corp.	1,115,232
67,000	Fuji Heavy Industries Ltd.	455,340
115,000	Fuji Oil Co. Ltd.	1,612,897
34,000	Fujimi, Inc.	456,337
235,800	Fukuyama Transporting Co. Ltd.	1,385,967
56,000	Futaba Industrial Co. Ltd.	336,500
10,000	Gulliver International Co. Ltd.	390,318
124,700	Hino Motors Ltd.	800,030
23,800	Hisamitsu Pharmaceutical Co., Inc.	1,031,999
203,000	Hitachi Ltd.	1,134,584
173,500	Hokkoku Bank Ltd. (The)	689,721
58,500	Hokuriku Electric Power Co.	1,135,155

Shares		Value

JAPAN (continued)
6,900	Honda Motor Co. Ltd.	$241,346
70,800	Hoshizaki Electric Co. Ltd.	1,631,131
140,100	House Foods Corp.	2,610,102
94	Inpex Corp.	641,301
96,000	Isuzu Motors Ltd.	486,172
108,100	Ito En Ltd.	1,836,650
28,900	ITOCHU Corp.	314,328
31,400	JX Holdings, Inc.	189,504
247,300	Kaken Pharmaceutical Co. Ltd.	3,254,289
140,800	Kansai Electric Power Co., Inc. (The)	2,266,618
76,000	Kanto Denka Kogyo Co. Ltd.	293,151
29,400	Kao Corp.	773,765
65,000	Kasumi Co. Ltd.(c)	442,600
18,000	Kato Sangyo Co. Ltd.	363,448
425	KDDI Corp.	2,693,191
37,300	Keihin Corp.	686,590
144,300	Keiyo Bank Ltd. (The)	709,951
248,200	Kewpie Corp.	3,676,434
14,000	Kintetsu World Express, Inc.	419,522
107,000	Krosaki Harima Corp.	379,034
30,000	Kura Corp.	420,756
66,000	KYB Co. Ltd.	351,561
12,500	Kyocera Corp.	1,065,993
78,800	Lawson, Inc.	4,786,723
242,600	Lion Corp.	1,460,947
21,000	Meitec Corp.	419,890
40,000	Mimasu Semiconductor Industry Co. Ltd.	365,783
164,000	Mitsubishi Chemical Holdings Corp.	920,913
30,000	Mitsubishi Electric Corp.	269,221
18,200	Mitsui & Co. Ltd.	308,985
166,000	Morinaga & Co. Ltd.	398,557
17,000	Musashi Seimitsu Industry Co. Ltd.	391,210
83,000	Nachi-Fujikoshi Corp.	412,713
30,000	NGK Spark Plug Co. Ltd.	370,375
45,000	NHK Spring Co. Ltd.	431,580
130,000	Nippon Carbon Co. Ltd.	373,524
37,000	Nippon Konpo Unyu Soko Co. Ltd.	388,835
60,082	Nippon Telegraph & Telephone Corp.	3,003,312
72,000	Nippon Thompson Co. Ltd.	426,975
152,600	Nissan Motor Co. Ltd.	1,439,509
50,000	Nissan Shatai Co. Ltd.	519,549
26,000	Nissin Kogyo Co. Ltd.	400,131
6,200	Nitori Holdings Co. Ltd.	569,404
13,800	Nitto Denko Corp.	489,572
1,394	NTT DoCoMo, Inc.	2,476,353
62,600	Otsuka Holdings Co. Ltd.	1,772,380
72,000	Pacific Industrial Co. Ltd.(c)	344,791
63,000	Pacific Metals Co. Ltd.	353,765
94,200	PanaHome Corp.	684,686
15,100	Point, Inc.	619,096

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

JAPAN (continued)
12,000	Proto Corp.(c)	$392,810
95,000	Riken Corp.	385,135
23,000	Riso Kagaku Corp.	348,832
63,200	Santen Pharmaceutical Co. Ltd.	2,587,038
28,000	Secom Co. Ltd.	1,309,630
57,000	Seiren Co. Ltd.(c)	335,030
82,200	Seven & I Holdings Co. Ltd.	2,314,369
43,000	Shinko Plantech Co. Ltd.	353,726
126,000	Shiroki Corp.	360,378
13,600	Sumitomo Corp.	195,382
83,300	Sumitomo Electric Industries Ltd.	1,003,272
258,100	Sumitomo Osaka Cement Co. Ltd.	799,155
65,000	Sumitomo Precision Products Co. Ltd.	422,133
22,000	Tachi-S Co. Ltd.	421,123
55,100	Taisho Pharmaceutical Holdings Co. Ltd.(b)	4,843,479
24,400	Takeda Pharmaceutical Co. Ltd.	1,059,617
114,500	Toho Gas Co. Ltd.	742,102
18,000	Tokai Corp.	399,108
31,000	Tokai Rubber Industries, Inc.	357,098
225,777	Tokyo Gas Co. Ltd.	1,042,686
19,000	Tokyo Ohka Kogyo Co. Ltd.	415,547
23,000	Tokyo Seimitsu Co. Ltd.	461,690
139,000	Tokyu Construction Co. Ltd.(c)	388,441
357,700	TonenGeneral Sekiyu KK	3,411,807
39,000	Topre Corp.	402,178
32,000	Transcosmos, Inc.	423,196
27,000	TS Tech Co. Ltd.	467,240
72,600	West Japan Railway Co.	3,076,594
29,000	Yamaha Motor Co. Ltd.	383,521
161,300	Yamazaki Baking Co. Ltd.	2,135,289
56,000	Yamazen Corp.	436,421
30,000	Yellow Hat Ltd.	471,530
16,000	Yorozu Corp.	385,830

		118,007,050

LUXEMBOURG — 0.0%
11,018	Millicom International Cellular SA	1,090,562

MALAYSIA — 0.3%
242,800	AirAsia Berhad	283,346
406,700	Coastal Contracts Berhad	307,498
1,907,700	Maxis Berhad	3,580,857
336,100	Media Prima Berhad	282,845
768,100	Petronas Gas Berhad	3,959,174
1,266,200	Telekom Malaysia Berhad	1,997,949
144,600	Tenaga Nasional Berhad	285,207

		10,696,876

MEXICO — 0.0%
922,430	Cia Minera Autlan SAB de CV - Series B(c)	1,114,636

Shares		Value

NETHERLANDS — 0.2%
121,711	Aegon NV(b)	$589,849
22,902	Heineken Holding NV	925,217
72,432	Heineken NV	3,346,368
104,339	Koninklijke Ahold NV	1,382,543
4,451	Koninklijke DSM NV	228,372
13,527	Koninklijke KPN NV	148,275
50,229	Koninklijke Philips Electronics NV	1,015,092
18,820	Royal Dutch Shell Plc - ADR	1,374,081

		9,009,797

NORWAY — 0.1%
78,730	Kongsberg Gruppen ASA(c)	1,590,166
48,131	Statoil ASA	1,206,762
45,036	Telenor ASA	734,224

		3,531,152

PAKISTAN — 0.1%
426,680	Fauji Fertilizer Bin Qasim Ltd.	217,575
1,633,261	Fauji Fertilizer Co. Ltd.	3,376,701
311,020	Lucky Cement Ltd.	291,673
771,188	Pakistan Petroleum Ltd.	1,494,190

		5,380,139

POLAND — 0.1%
34,077	KGHM Polska Miedz SA	1,474,262
257,220	Netia SA(b)	451,976
318,681	PGE SA	2,023,607
45,730	Zaklady Azotowe W Tarnowie- Moscicach SA(b)	426,434

		4,376,279

PORTUGAL — 0.0%
402,340	Brisa Auto-Estradas de Portugal SA	1,178,864
197,720	EDP - Energias de Portugal SA	576,996

		1,755,860

RUSSIA — 0.3%
128,141	Gazprom Neft JSC - ADR(c)	3,156,113
152,664	Gazprom OAO - ADR	1,839,601
54,577	Lukoil OAO - ADR	3,184,022
35,478	MMC Norilsk Nickel OJSC - ADR	680,113
29,278	Mobile Telesystems OJSC - ADR	490,699
19,701	Surgutneftegas OJSC - ADR	183,022
14,463	Tatneft - ADR(c)	504,180

		10,037,750

SINGAPORE — 0.1%
500,000	CWT Ltd.	411,416
17,000	Jardine Cycle & Carriage Ltd.	694,272
297,500	Overseas Union Enterprise Ltd.	529,793
76,000	Singapore Airlines Ltd.	670,668

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

SINGAPORE (continued)
4,058,000	Singapore Post Ltd.	$3,145,486

		5,451,635

SOUTH AFRICA — 0.1%
37,789	Kumba Iron Ore Ltd.	2,590,985

SOUTH KOREA — 0.4%
13,522	Daewoong Pharmaceutical Co. Ltd.(b)	338,242
50,720	Hanil E-Wha Co. Ltd.(b)	429,383
64,750	Hynix Semiconductor, Inc.(b)	1,547,637
5,677	Hyundai Motor Co.	1,116,853
2,520	Korea Kumho Petrochemical Co.(b)	376,873
4,220	Korea Petrochemical Industries Co. Ltd.(b)	386,932
2,611	KT&G Corp.	182,690
12,674	LG Corp.(b)	794,276
37,270	LG Display Co. Ltd.(b)	977,079
4,305	LG Electronics, Inc.(b)	316,930
3,700	POSCO	1,365,247
3,575	Samsung Electronics Co. Ltd.	3,522,967
130,550	SK Broadband Co. Ltd.(b)	390,482
40,180	SK Networks Co. Ltd.(b)	393,448
16,531	SK Telecom Co. Ltd.	2,097,002
28,470	STX Corp. Co. Ltd.(b)	335,806

		14,571,847

SPAIN — 0.2%
23,549	Banco Santander SA	183,279
107,004	Endesa SA	2,099,490
123,071	Gas Natural SDG SA	2,012,279
213,247	Iberdrola SA	1,255,772
75,036	Repsol YPF SA	2,061,159
10,849	Telefonica SA	189,166

		7,801,145

SWEDEN — 0.2%
200,040	Billerud AB	1,757,058
116,960	Boliden AB	1,999,625
65,155	Investor AB - B Shares	1,318,904
12,956	Svenska Cellulosa AB - B Shares	216,362
69,610	Tele2 AB - B Shares	1,328,244

		6,620,193

SWITZERLAND — 0.7%
16,367	ACE Ltd.	1,139,143
37,970	Basilea Pharmaceutica(b)	1,608,724
41,690	Foster Wheeler AG(b)	936,357
3,977	Givaudan SA(b)	3,713,451
7,806	Holcim Ltd.(b)	444,785
9,540	Inficon Holding AG(b)(c)	1,853,071
59,364	Nestle SA	3,401,902
7,086	Noble Corp.(b)	246,876
59,059	Novartis AG	3,195,153
36,033	PSP Swiss Property AG(b)	3,008,296

Shares		Value

SWITZERLAND (continued)
67,490	STMicroelectronics NV	$448,462
39,974	Swiss Prime Site AG(b)	3,035,505
8,201	Swisscom AG	3,236,744
2,756	Transocean Ltd.	130,359
25,094	Valiant Holding AG	3,124,142

		29,522,970

TAIWAN — 0.3%
112,000	Chong Hong Construction Co.	223,338
1,783,900	Chunghwa Telecom Co. Ltd.	5,800,124
1,878,200	Compal Electronics, Inc.	2,107,520
203,000	CTCI Corp.	285,418
314,383	Elite Material Co. Ltd.	233,762
464,000	Eva Airways Corp.	311,294
138,000	Feng Hsin Iron & Steel Co.	230,875
198,000	Gintech Energy Corp.	278,722
495,000	Grand Pacific Petrochemical	251,787
697,000	King Yuan Electronics Co. Ltd.	270,908
1,666,100	Macronix International	732,042
536,000	Tainan Spinning Co. Ltd.	213,766
77,000	Taiwan Prosperity Chemical Corp.	204,032
426,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,130,241
102,240	Tripod Technology Corp.	284,734
181,000	Unimicron Technology Corp.	238,275
693,000	Vanguard International Semiconductor Corp.	281,065
514,000	Wan Hai Lines Ltd.	286,641
1,237,000	Winbond Electronics Corp.(b)	201,516

		13,566,060

THAILAND — 0.1%
284,800	Advanced Info Service Public Co. Ltd. - FOR(c)	1,390,616
390,800	Bangchak Petroleum Public Co. Ltd.	257,795
463,500	Polyplex Public Co. Ltd. - FOR(c)	245,801
124,200	PTT Exploration & Production Public Co. Ltd. - FOR(c)	710,862
355,885	STP & I Public Co. Ltd. - FOR(c)	420,042

		3,025,116

TURKEY — 0.1%
176,890	Enka Insaat ve Sanayi AS	484,821
56,150	Gubre Fabrikalari TAS(b)	358,670
230,028	KOC Holding AS	895,852
19,760	Tupras Turkiye Petrol Rafinerileri AS	450,393
384,732	Turk Telekomunikasyon AS	1,719,207
40,794	Turkcell Iletisim Hizmet AS(b)	209,382

		4,118,325

UNITED KINGDOM — 1.0%
129,964	Amlin Plc	696,309

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
19,937	Anglo American Plc	$824,373
35,366	Associated British Foods Plc	642,562
12,449	AstraZeneca Plc	599,204
12,169	BHP Billiton Plc	407,104
28,797	BP Plc	213,663
75,805	British American Tobacco Plc	3,484,450
168,150	Drax Group Plc	1,408,316
272,984	Eurasian Natural Resources Corp. Plc	2,970,304
488,450	Gulfsands Petroleum Plc(b)	1,339,274
22,089	Imperial Tobacco Group Plc	790,136
33,318	International Power Plc	176,093
76,911	J Sainsbury Plc	349,529
23,526	Kazakhmys Plc	421,140
66,887	Kingfisher Plc	269,508
681,150	Ladbrokes Plc	1,520,942
64,324	Land Securities Group Plc, REIT	683,683
2,609,240	Lloyds Banking Group Plc(b)	1,258,981
44,825	Marks & Spencer Group Plc	230,835
305,850	Pennon Group Plc	3,352,012
48,251	Rio Tinto Plc	2,893,084
189,753	Scottish & Southern Energy Plc	3,656,917
390,800	SVG Capital Plc(b)	1,350,496
560,635	TESCO Plc	2,823,495
587,120	TT electronics Plc(c)	1,545,053
199,510	Valiant Petroleum Plc(b)(c)	1,308,636
252,631	Vodafone Group Plc	679,946
448,352	WM Morrison Supermarkets Plc	2,020,622

		37,916,667

UNITED STATES — 12.3%
153,365	3M Co.	13,298,279
62,409	Abbott Laboratories	3,379,447
16,881	Advance Auto Parts, Inc.	1,293,760
133,520	Advanced Micro Devices, Inc.(b)	895,919
6,679	Aetna, Inc.	291,872
15,620	Alaska Air Group, Inc.(b)	1,189,151
12,860	Alliance Resource Partners LP.	1,020,441
23,159	American Electric Power Co., Inc.	916,170
81,190	American Vanguard Corp.	1,220,286
30,880	America’s Car-Mart, Inc.(b)	1,171,587
39,274	Amgen, Inc.	2,667,097
169,134	Annaly Capital Management, Inc., REIT	2,848,217
11,398	Apache Corp.	1,127,034
14,322	Apollo Group, Inc. - Class A(b)	750,616
10,000	Apple, Inc.(b)	4,564,800
1,235,846	Applied Materials, Inc.	15,176,189
48,220	Arch Coal, Inc.	695,815
29,814	Archer-Daniels-Midland Co.	853,575
123,030	Artio Global Investors, Inc.	552,405
50,300	Asbury Automotive Group, Inc.(b)	1,152,373

Shares		Value

UNITED STATES (continued)
72,640	Assisted Living Concepts, Inc. - Class A	$1,138,995
26,080	Assurant, Inc.	1,032,768
831,491	AT&T, Inc.	24,454,150
44,850	Atlas Energy LP	1,171,482
53,250	ATMI, Inc.(b)	1,244,985
31,610	Bally Technologies, Inc.(b)	1,334,574
43,619	Becton Dickinson and Co.	3,420,166
30,670	Belden, Inc.	1,202,571
109,070	Bemis Co., Inc.	3,411,710
21,700	Bristow Group, Inc.	1,064,602
103,810	Brooks Automation, Inc.	1,112,843
3,082	Bunge Ltd.	176,506
43,540	CA, Inc.	1,122,461
18,020	CACI International, Inc. - Class A(b)	1,057,594
120,398	Campbell Soup Co.	3,816,617
15,893	Capital One Financial Corp.	727,105
74,900	Capstead Mortgage Corp., REIT	969,955
353,000	Carnival Corp.	10,660,600
41,690	Carter’s, Inc.(b)	1,747,645
28,567	CenturyLink, Inc.	1,057,836
47,219	Chesapeake Energy Corp.	997,737
142,801	Chevron Corp.	14,719,927
22,980	Churchill Downs, Inc.	1,285,731
20,179	Cisco Systems, Inc.	396,114
26,080	Cleco Corp.	1,036,941
3,192	Cliffs Natural Resources, Inc.	230,622
47,598	Coca-Cola Co. (The)	3,214,293
36,220	Colgate-Palmolive Co.	3,285,878
43,578	Comcast Corp. - Class A	1,158,739
21,594	ConAgra Foods, Inc.	575,912
86,350	Conceptus, Inc.(b)	1,069,013
24,768	ConocoPhillips	1,689,425
52,518	Consolidated Edison, Inc.	3,096,461
49,150	Constellation Brands, Inc. - Class A(b)	1,027,235
15,820	Contango Oil & Gas Co.(b)	985,270
695,297	Corning, Inc.	8,948,472
39,590	Corrections Corp. of America(b)	931,553
13,389	CVS Caremark Corp.	558,991
22,800	Cymer, Inc.(b)	1,135,212
22,300	Darden Restaurants, Inc.	1,022,901
746,410	Dell, Inc.(b)	12,860,644
12,951	Devon Energy Corp.	826,403
12,691	Diamond Offshore Drilling, Inc.	790,649
44,940	Digital Generation, Inc.(b)	624,666
18,810	Dillard’s, Inc. - Class A	832,343
64,418	Dominion Resources, Inc.	3,223,477
47,650	DreamWorks Animation SKG, Inc. - Class A(b)	845,787
20,450	DST Systems, Inc.	998,164
19,310	DSW, Inc. - Class A	964,921
24,580	Eastman Chemical Co.	1,236,866

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
54,030	Ebix, Inc.	$1,338,863
62,296	Edison International	2,556,628
182,200	El Paso Pipeline Partners LP	6,400,686
171,505	Eli Lilly & Co.	6,815,609
45,670	Empire District Electric Co. (The)	951,306
5,356	Entergy Corp.	371,599
44,745	Exelon Corp.	1,779,956
29,050	FEI Co.(b)	1,279,943
11,388	Freeport-McMoRan Copper & Gold, Inc.	526,239
58,497	Gap, Inc. (The)	1,110,273
95,358	General Dynamics Corp.	6,594,959
12,891	General Motors Co.(b)	309,642
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
42,760	Genie Energy Ltd. - Class B(b)	447,270
80,913	Genuine Parts Co.	5,160,631
22,238	Gilead Sciences, Inc.(b)	1,086,104
22,400	GT Advanced Technologies, Inc.(b)	193,088
23,860	Gulfmark Offshore, Inc. - Class A(b)	1,090,879
17,600	Helmerich & Payne, Inc.	1,086,096
28,775	Hess Corp.	1,620,032
455,144	Hewlett-Packard Co.	12,734,929
64,202	HJ Heinz Co.	3,328,874
150,583	Hormel Foods Corp.	4,333,779
32,173	Humana, Inc.	2,864,040
1,079	Huntington Ingalls Industries, Inc.(b)	40,657
84,661	IDACORP, Inc.	3,568,461
42,760	IDT Corp. - Class B	376,288
34,100	Impax Laboratories, Inc.(b)	643,467
311,586	Intel Corp.	8,232,102
14,010	ITT Educational Services, Inc.(b)	922,839
54,113	Johnson & Johnson	3,566,588
95,250	Kforce, Inc.(b)	1,184,910
57,061	Kimberly-Clark Corp.	4,083,285
12,551	Kohl’s Corp.	577,220
41,280	Kroger Co. (The)	980,813
104,870	Kulicke & Soffa Industries, Inc.(b)	1,133,645
23,210	Life Technologies Corp.(b)	1,124,060
15,320	Lindsay Corp.	936,512
21,780	Littelfuse, Inc.	1,104,464
2,277	Lockheed Martin Corp.	187,443
16,280	Loral Space & Communications, Inc.(b)	1,122,669
5,097	Lorillard, Inc.	547,367
22,600	Ltd. Brands, Inc.	946,036
21,422	Macy’s, Inc.	721,707
58,093	Marathon Oil Corp.	1,823,539
2,419	Marathon Petroleum Corp.	92,454
36,110	Materion Corp.(b)	1,061,995
36,780	McDonald’s Corp.	3,643,059

Shares		Value

UNITED STATES (continued)
18,254	McGraw-Hill Cos., Inc. (The)	$839,684
60,470	Medicines Co. (The)(b)	1,216,656
55,290	Medifast, Inc.(b)	911,179
84,920	MGM Resorts International(b)	1,108,206
91,300	Micrel, Inc.	1,055,428
84,725	Micron Technology, Inc.(b)	643,063
550,582	Microsoft Corp.	16,258,686
75,120	Momenta Pharmaceuticals, Inc.(b)	1,178,633
150,000	Mosaic Co. (The)	8,395,500
62,560	Movado Group, Inc.	1,151,730
14,593	Murphy Oil Corp.	869,743
37,270	NASDAQ OMX Group, Inc. (The)(b)	923,551
48,150	Nelnet, Inc. - Class A	1,186,897
91,120	Neutral Tandem, Inc.(b)	1,119,865
5,530	NewMarket Corp.	1,195,531
304,222	Newmont Mining Corp.	18,703,569
74,450	Newport Corp.(b)	1,375,091
11,330	News Corp. - Class A	213,344
5,603	NextEra Energy, Inc.	335,340
48,269	Northrop Grumman Corp.	2,802,015
42,890	NuVasive, Inc.(b)	664,795
47,550	Olin Corp.	1,055,610
21,420	ONEOK Partners LP	1,202,090
30,950	Papa John’s International, Inc.(b)	1,199,003
38,130	Park Electrochemical Corp.	1,158,008
295,400	Pfizer, Inc.	6,321,560
48,628	Philip Morris International, Inc.	3,635,916
220,000	PPL Corp.(b)	11,563,200
4,699	Progress Energy, Inc.	255,297
34,008	Public Service Enterprise Group, Inc.	1,031,803
3,760	Raytheon Co.	180,442
68,390	Revlon, Inc. - Class A(b)	1,077,826
10,642	Reynolds American, Inc.	417,486
436,128	SAIC, Inc.(b)	5,608,606
17,053	SanDisk Corp.(b)	782,392
125,710	SandRidge Energy, Inc.(b)	978,024
25,370	Sauer-Danfoss, Inc.(b)	1,278,648
113,790	Seachange International, Inc.(b)	817,012
10,060	SEACOR Holdings, Inc.(b)	920,792
4,275	Sempra Energy	243,247
24,840	Sotheby’s	832,885
75,951	Southern Co.	3,460,328
106,570	Southwest Airlines Co.	1,020,941
12,345	Staples, Inc.	180,607
28,180	State Street Corp.	1,104,092
96,140	STEC, Inc.(b)	909,484
28,800	Sunoco Logistics Partners LP	1,075,104
83,610	SunPower Corp.(b)	572,728
129,111	Target Corp.	6,560,130
47,045	Techne Corp.	3,210,821
56,030	TeleTech Holdings, Inc.(b)	950,269

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Shares		Value

UNITED STATES (continued)
542,747	Tellabs, Inc.	$2,062,439
73,970	Teradyne, Inc.(b)	1,209,409
5,523	Terra Nitrogen Co. LP	1,049,812
18,859	Texas Instruments, Inc.	610,654
4,797	Time Warner Cable, Inc.	353,635
380,044	Time Warner, Inc.	14,084,431
18,600	TJX Cos., Inc.	1,267,404
32,825	Travelers Cos., Inc. (The)	1,913,697
18,240	Triumph Group, Inc.	1,141,277
119,827	UGI Corp.	3,224,545
44,510	United Continental Holdings, Inc.(b)	1,028,181
410,000	United Technologies Corp.	32,123,500
12,476	UnitedHealth Group, Inc.	646,132
41,210	Unum Group.	940,824
5,592	Walgreen Co.	186,549
67,231	Wal-Mart Stores, Inc.	4,125,294
104,271	Walt Disney Co. (The)	4,056,142
4,902	WellPoint, Inc.	315,297
24,400	WGL Holdings, Inc.	1,040,660
27,510	Williams-Sonoma, Inc.	986,509
131,990	Winn-Dixie Stores, Inc.(b)	1,247,305
103,556	Wisconsin Energy Corp.	3,520,904
62,900	Worthington Industries, Inc.	1,157,989
11,880	Yahoo!, Inc.(b)	183,784

		490,651,530

Total Common Stocks (Cost $969,132,911)		970,291,065

EXCHANGE TRADED FUNDS — 6.7%

UNITED STATES — 6.7%
375,000	iShares FTSE China 25 Index Fund	14,550,000
73,890	iShares MSCI Canada Index Fund	2,077,048
400,000	iShares MSCI Emerging Markets Index Fund	16,852,000
800,000	iShares MSCI Germany Index Fund	17,064,000
305,000	SPDR Gold Trust	51,639,550
1,248,500	SPDR S&P 500 ETF Trust	163,815,685

Total Exchange Traded Funds (Cost $253,921,562)		265,998,283

PREFERRED STOCKS — 0.2%

UNITED STATES — 0.2%
225,000	Fannie Mae	340,312
250,000	Freddie Mac	360,375
6,425	Lucent Technologies Capital Trust I(c)	4,452,525
100,000	Petroquest Energy, Inc.	3,575,000

Total Preferred Stocks (Cost $16,508,422)		8,728,212

Shares		Value

RIGHTS/WARRANTS — 0.0%

SPAIN — 0.0%
512	Banco Santander SA, Rights, Expires 02/08/12(b)	$3,985

Total Rights/Warrants (Cost $1,549)		3,985

Principal Amount		Value

BANK LOANS — 1.5%

UNITED STATES — 1.5%
$2,000,000	Academy Sports + Outdoors, Term Loan, 6.00%, 08/03/18(e)	$2,001,666
2,000,000	Acco Brands, Inc., Bridge Loan, 0.00%, 12/02/12(c)(e)	2,000,000
1,969,958	Affinion Group Holdings, Inc., 5.00%, 10/09/16(e)	1,777,887
6,234,375	BJ’s Wholesale Club, Inc., Term Loan, 7.00%, 09/27/18(e)	6,285,029
1,741,206	Brickman Group Holdings, Inc., Term B Loan, 7.25%, 10/14/16(e)	1,747,736
2,000,000	Cumulus Media, Inc., Second Lien Term Loan, 7.50%, 09/16/19(e)	1,981,666
1,000,000	Cumulus Media, Inc., Term Loan, 5.75%, 09/16/18(e)	999,464
194,642	Frac Tech Services, LLC, Term Loan B, 6.25%, 05/15/16(e)	193,842
2,333,819	Hercules Offshore, Inc., Term Loan, 7.50%, 07/11/13(e)	2,304,971
2,354,699	Jostens Corp. (Visant), Term Loan, 5.25%, 12/22/16(e)	2,231,499
2,250,000	Level 3 Financing, Inc., Tranche B II Term Loan, 5.75%, 08/03/18(e)	2,236,405
750,000	MGM Resorts International, Class C Loan, 7.00%, 02/21/14(e)	750,000
7,650,000	MGM Resorts International, Class E Loan, 7.00%, 02/21/14(e)	7,645,747
2,407,115	Multiplan, Inc., Term Loan B, 4.75%, 08/26/17(e)	2,351,951
1,700,000	Nuveen Investments, Inc., 12.50%, 07/21/15(e)	1,765,875
2,500,000	Nuveen Investments, Inc., Extended First-Lien Term Loan, 5.81%, 05/13/17(e)	2,475,783
2,900,000	PQ Corp., Second Lien, 6.77%, 07/30/15(e)	2,703,041

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount			Value

UNITED STATES (continued)
$1,134,814		Reynolds Group Holdings, Inc., Tranche C Term Loan, 6.50%, 08/09/18(e)	$1,138,183
178,432		Spectrum Brands, Inc., Term Loan B, 5.00%, 06/17/16(e)	178,507
4,969,356		U.S. Foodservice, Term B Loan, 5.75%, 05/06/17(e)	4,887,983
993,273		U.S. TelePacific Corp., Term B Loan, 5.75%, 02/23/17(e)	936,160
1,536,364		United Rentals, Inc., Bridge Loan, 0.00%, 09/15/12(c)(e)	1,536,364
3,663,636		United Rentals, Inc., Bridge Loan, 0.00%, 09/15/12(c)(e)	3,663,636
3,486,896		Univar, Inc., Term Loan B, 5.00%, 06/30/17(e)	3,444,182
4,173,522		US Foodservice, Term Loan, 2.78%, 07/03/14(e)	3,956,498
248,747		Vantiv Holding LLC (Fifth Third Processing Solutions LLC), 4.50%, 11/03/16(e)	248,591

Total Bank Loans (Cost $60,674,174)			61,442,666

CORPORATE BONDS — 35.8%

AUSTRALIA — 0.1%
2,350,000		FMG Resources, 7.00%, 11/01/15(f)	2,426,375

AUSTRIA — 0.2%
5,218,800	(g)	A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(h)	4,778,496
8,000,000	(g)	A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(h)	3,620,562

			8,399,058

BERMUDA — 0.2%
7,000,000	(i)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(h)(j)	1,113,010
12,600,000		Central European Media Enterprises Ltd., Cnv., 5.00%, 11/15/15	8,442,000

			9,555,010

CANADA — 0.6%
1,550,000		Bombardier, Inc., 7.75%, 03/15/20(f)	1,759,250
1,500,000		Cascades, Inc., 7.88%, 01/15/20	1,541,250
5,500,000		Jaguar Mining, Inc., Cnv., 4.50%, 11/01/14(f)	4,998,125
3,250,000		PetroBakken Energy Ltd., 8.63%, 02/01/20(f)	3,323,125
2,900,000		Precision Drilling Corp., 6.50%, 12/15/21(f)	2,979,750

Principal Amount		Value

CANADA (continued)
$450,000	Quebecor Media, Inc., 7.75%, 03/15/16	$463,500
3,560,000	Quebecor Media, Inc., 7.75%, 03/15/16	3,666,800
2,000,000	Telesat Canada/Telesat LLC, 11.00%, 11/01/15	2,140,000
1,000,000	Videotron Ltee, 6.88%, 01/15/14	1,001,250

		21,873,050

CAYMAN ISLANDS — 0.2%
4,750,000	UPCB Finance V Ltd., 7.25%, 11/15/21(f)	4,963,750
1,900,000	UPCB Finance VI Ltd., 6.88%, 01/15/22	1,900,000

		6,863,750

COLUMBIA — 0.1%
3,300,000	Petrominerales Ltd., Cnv., 2.63%, 08/25/16	3,237,300

FRANCE — 0.2%
1,250,000	Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	1,243,750
1,650,000	Cie Generale de Geophysique- Veritas, 9.50%, 05/15/16	1,794,375
3,600,000	Cie Generale de Geophysique- Veritas, 7.75%, 05/15/17	3,708,000

		6,746,125

GERMANY — 0.0%
1,800,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17(f)	1,944,000

HONG KONG — 0.0%
9,700,000	China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(c)(d)(j)	1,133,154

INDIA — 0.4%
8,250,000	Jaiprakash Power Ventures Ltd., Cnv., 5.00%, 02/13/15	6,022,500
5,000,000	Sesa Goa Ltd. Cnv., 5.00%, 10/31/14.	4,557,500
5,000,000	Sterlite Industries India Ltd., Cnv., 4.00%, 10/30/14	4,256,250

		14,836,250

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount			Value

IRELAND — 0.0%
$1,950,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 9.13%, 10/15/20(f)	$1,969,500

LUXEMBOURG — 0.5%
3,350,000		Calcipar SA, 6.88%, 05/01/18(f)	3,249,500
500,000		Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(f)	521,557
3,025,000		Intelsat Jackson Holdings SA, 7.25%, 04/01/19(f)	3,161,125
1,825,000		Intelsat Jackson Holdings SA, 7.25%, 10/15/20(f)	1,904,844
5,200,000		Intelsat Jackson Holdings SA, 7.50%, 04/01/21(f)	5,460,000
3,500,000		Intelsat Luxembourg SA, 11.25%, 02/04/17.	3,535,000
1,000,000		Intelsat Luxembourg SA, 11.50%, 02/04/17(f)(k)	1,005,000
2,000,000		Wind Acquisition Finance SA, 11.75%, 07/15/17(f)	1,980,000
200,000		Wind Acquisition Finance SA, 7.25%, 02/15/18(f)	194,000

			21,011,026

MEXICO — 0.1%
7,000,000		Cemex SAB de CV, Cnv., 4.88%, 03/15/15	5,696,250

NETHERLANDS — 0.3%
7,000,000	(g)	Portugal Telecom International Finance BV, Cnv., 4.13%, 08/28/14	7,595,160
4,165,000		Sensata Technologies BV, 6.50%, 05/15/19(f)	4,248,300

			11,843,460

PUERTO RICO — 0.2%
7,500,000		Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18(f)	7,931,250

SOUTH AFRICA — 1.1%
196,000,000	(g)	Steinhoff International Holdings Ltd., Cnv., 5.70%, 07/31/13	25,091,739
129,000,000	(g)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	19,487,476

			44,579,215

SPAIN — 0.4%
4,500,000	(g)	Fomento de Construcciones y Contratas SA, Cnv., 6.50%, 10/30/14	5,041,530

Principal Amount			Value

SPAIN (continued)
$8,600,000	(g)	Pescanova SA, 5.13%, 04/20/17(c)	$10,268,254

			15,309,784

SWEDEN — 0.1%
26,000,000	(g)	SAS AB, Cnv., 7.50%, 04/01/15	2,914,370

UNITED KINGDOM — 0.7%
3,500,000	(g)	Cable & Wireless Worldwide Plc, Cnv., 5.75%, 11/24/14	5,032,698
8,000,000		Essar Energy Investment Ltd., Cnv., 4.25%, 02/01/16	3,580,000
10,600,000	(g)	TUI Travel Plc, Cnv., 4.90%, 04/27/17	14,737,443
2,350,000		Virgin Media Finance Plc, 8.38%, 10/15/19	2,632,000

			25,982,141

UNITED STATES — 30.4%
1,000,000		Advanced Micro Devices, Inc., 8.13%, 12/15/17	1,080,000
4,500,000		Advanced Micro Devices, Inc., 7.75%, 08/01/20	4,860,000
36,005,000		Advanced Micro Devices, Inc., Cnv., 6.00%, 05/01/15	36,590,081
3,000,000		AES Corp. (The), 8.00%, 10/15/17	3,367,500
2,000,000		Affinion Group, Inc., 11.50%, 10/15/15(c)	1,775,000
6,000,000		Alcatel-Lucent USA, Inc., Series A, Cnv., 2.88%, 06/15/23(c)	4,500,000
1,000,000		Alcatel-Lucent USA, Inc., Series B, Cnv., 2.88%, 06/15/25	913,750
4,000,000		Alere, Inc., 7.88%, 02/01/16(c)	4,160,000
700,000		Allbritton Communications Co., 8.00%, 05/15/18	722,750
2,000,000		Alliant Techsystems, Inc., 6.75%, 04/01/16	2,055,000
7,000,000		Alliant Techsystems, Inc., Cnv., 3.00%, 08/15/24(c)	7,358,750
1,000,000		Allison Transmission, Inc., 11.00%, 11/01/15(f)	1,056,250
2,750,000		Allison Transmission, Inc., 7.13%, 05/15/19(f)	2,767,187
1,900,000		Ally Financial, Inc., 6.75%, 12/01/14	1,980,750
3,250,000		Alpha Natural Resources, Inc., 6.00%, 06/01/19	3,225,625
4,250,000		AMC Networks, Inc., 7.75%, 07/15/21(f)	4,669,688

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$902,000	American Axle & Manufacturing Holdings, Inc., 9.25%, 01/15/17(f)	$994,455
750,000	American Axle & Manufacturing, Inc., 5.25%, 02/11/14	766,875
2,750,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 08/20/19	2,736,250
2,900,000	AmeriGas Partners LP/AmeriGas Finance Corp., 7.00%, 05/20/22	2,907,250
6,250,000	Ameristar Casinos, Inc., 7.50%, 04/15/21	6,656,250
2,000,000	AMGH Merger Sub, Inc., 9.25%, 11/01/18(f)	2,110,000
10,085,000	ARAMARK Corp., 8.50%, 02/01/15	10,337,125
2,750,000	ARAMARK Holdings Corp., 8.63%, 05/01/16(f)(k)	2,825,625
5,000,000	Arch Coal, Inc., 7.25%, 06/15/21(f)	5,025,000
3,000,000	Ashtead Capital, Inc., 9.00%, 08/15/16(f)	3,142,500
1,000,000	Atwood Oceanics, Inc., 6.50%, 02/01/20	1,035,000
1,750,000	Avaya, Inc., 9.75%, 11/01/15	1,675,625
5,750,000	Avaya, Inc., 7.00%, 04/01/19(f)	5,606,250
3,050,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, 05/15/16	3,152,937
750,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, 03/15/18	819,375
2,000,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	2,105,000
4,250,000	Basic Energy Services, Inc., 7.75%, 02/15/19	4,324,375
2,750,000	Belo Corp., 8.00%, 11/15/16	3,031,875
2,750,000	Bill Barrett Corp., 7.63%, 10/01/19	2,798,125
3,250,000	Biomet, Inc., 10.00%, 10/15/17	3,510,000
6,000,000	Biomet, Inc., 11.63%, 10/15/17	6,525,000
1,250,000	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.00%, 04/01/20	1,337,500
2,000,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17	2,180,000

Principal Amount		Value

UNITED STATES (continued)
$2,000,000	Boston Properties LP, REIT, Cnv., 3.63%, 02/15/14(f)	$2,197,500
2,700,000	Boyd Gaming Corp., 7.13%, 02/01/16	2,457,000
4,000,000	Boyd Gaming Corp., 9.13%, 12/01/18	4,010,000
250,000	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18(f)	261,250
10,000,000	Brookdale Senior Living, Inc., Cnv., 2.75%, 06/15/18	9,000,000
1,700,000	Cablevision Systems Corp., 8.63%, 09/15/17	1,895,500
1,100,000	Cablevision Systems Corp., 7.75%, 04/15/18	1,174,250
4,800,000	Cablevision Systems Corp., 8.00%, 04/15/20	5,256,000
4,250,000	Calpine Corp., 7.25%, 10/15/17(f)	4,441,250
2,100,000	Calpine Corp., 7.88%, 07/31/20(f)	2,262,750
3,150,000	Calpine Corp., 7.50%, 02/15/21(f)	3,354,750
3,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	3,771,250
3,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.88%, 04/30/18	3,255,000
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20	553,125
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 06/01/20	1,080,000
3,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 04/30/21	3,380,000
1,725,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 01/31/22	1,794,000
4,450,000	CDW LLC/CDW Finance Corp, 8.50%, 04/01/19	4,672,500
1,300,000	CDW LLC/CDW Finance Corp., 8.00%, 12/15/18	1,397,500
500,000	Cemex Finance LLC, 9.50%, 12/14/16(f)	453,750
1,000,000	Central Garden and Pet Co., 8.25%, 03/01/18	1,007,500
11,500,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17(f)	12,247,500
2,384,000	Chaparral Energy, Inc., 8.88%, 02/01/17	2,485,320

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$6,000,000	Charles River Laboratories International, Inc., Cnv., 2.25%, 06/15/13	$5,947,500
3,500,000	Chesapeake Energy Corp., Cnv., 2.50%, 05/15/37	3,058,125
1,500,000	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19(f)	1,507,500
9,000,000	Chiquita Brands International, Inc., Cnv., 4.25%, 08/15/16	8,257,500
850,000	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.25%, 06/15/21(f)	811,750
12,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	9,765,000
2,000,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	2,020,000
1,000,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	1,028,750
750,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	721,875
1,000,000	CIT Group, Inc., 5.25%, 04/01/14(f)	1,017,500
8,600,000	CIT Group, Inc., 7.00%, 05/02/16(f)	8,632,250
650,000	CIT Group, Inc., 7.00%, 05/02/17(f)	651,625
850,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	932,875
3,350,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	3,693,375
7,750,000	CommScope, Inc., 8.25%, 01/15/19(f)	8,060,000
5,500,000	Complete Production Services, Inc., 8.00%, 12/15/16	5,740,625
4,750,000	Consol Energy, Inc., 8.00%, 04/01/17	5,130,000
1,250,000	Consol Energy, Inc., 8.25%, 04/01/20	1,354,687
1,000,000	Constellation Brands, Inc., 7.25%, 09/01/16	1,122,500
1,000,000	Constellation Brands, Inc., 7.25%, 05/15/17	1,120,000
1,000,000	Copano Energy LLC/Copano Energy Finance Corp., 7.75%, 06/01/18	1,055,000
4,000,000	Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 04/01/21	4,120,000
5,000,000	Covanta Holding Corp., Cnv., 3.25%, 06/01/14	5,381,250

Principal Amount		Value

UNITED STATES (continued)
$1,500,000	Crown Castle International Corp., 7.13%, 11/01/19	$1,631,250
1,100,000	CSC Holdings, Inc., 7.63%, 07/15/18	1,221,000
3,050,000	CSC Holdings, Inc., 6.75%, 11/15/21(f)	3,278,750
11,600,000	CSG Systems International, Inc., Cnv., 3.00%, 03/01/17(c)(f)	11,252,000
5,750,000	Cumulus Media, Inc., 7.75%, 05/01/19(f)	5,390,625
5,000,000	DaVita, Inc., 6.63%, 11/01/20	5,312,500
5,250,000	Del Monte Corp., 7.63%, 02/15/19	5,164,687
2,500,000	Delphi Corp., 6.13%, 05/15/21(f)	2,625,000
396,000	Delta Air Lines, Inc., 9.50%, 09/15/14(f)	421,740
750,000	Denbury Resources, Inc., 9.75%, 03/01/16	838,125
1,491,000	Denbury Resources, Inc., 8.25%, 02/15/20	1,696,012
450,000	DISH DBS Corp., 6.63%, 10/01/14	483,750
550,000	DISH DBS Corp., 7.13%, 02/01/16	603,625
1,150,000	DISH DBS Corp., 7.88%, 09/01/19	1,325,375
6,350,000	DISH DBS Corp., 6.75%, 06/01/21	6,921,500
1,750,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	1,640,625
1,900,000	Dole Food Co., Inc., 8.00%, 10/01/16(f)	2,023,500
2,000,000	Easton-Bell Sports, Inc., 9.75%, 12/01/16	2,210,000
1,000,000	Education Management LLC/Education Management Finance Corp., 8.75%, 06/01/14	1,008,750
3,100,000	EH Holding Corp., 6.50%, 06/15/19(f)	3,227,875
6,900,000	EH Holding Corp., 7.63%, 06/15/21(f)	7,279,500
1,400,000	El Paso Corp., 7.00%, 06/15/17	1,550,300
1,500,000	Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	1,635,000
3,500,000	Endo Pharmaceuticals Holdings, Inc., 7.25%, 01/15/22	3,854,375

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,750,000	Equinix, Inc., 8.13%, 03/01/18	$1,942,500
3,250,000	Equinix, Inc., 7.00%, 07/15/21	3,526,250
14,651,000	Exterran Energy Corp., Cnv., 4.75%, 01/15/14	13,735,312
4,000,000	Exterran Holdings, Inc., 7.25%, 12/01/18	3,800,000
500,000	Exterran Holdings, Inc., Cnv., 4.25%, 06/15/14	465,000
1,500,000	Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	1,575,000
1,000,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21	865,000
1,006,000	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	935,580
1,475,000	Ford Motor Credit Co. LLC, 7.00%, 04/15/15	1,622,500
4,600,000	Ford Motor Credit Co. LLC, 5.00%, 05/15/18	4,759,735
4,000,000	Ford Motor Credit Co. LLC, 8.13%, 01/15/20	4,892,764
1,925,000	Ford Motor Credit Co. LLC, 5.88%, 08/02/21	2,104,887
3,875,000	Frac Tech Services LLC/Frac Tech Finance, Inc., 7.63%, 11/15/18(f)	4,126,875
2,652,000	Freescale Semiconductor, Inc., 10.13%, 03/15/18(f)	2,950,350
300,000	Frontier Communications Corp., 6.25%, 01/15/13	307,500
1,950,000	Frontier Communications Corp., 7.88%, 04/15/15	2,013,375
3,500,000	Frontier Communications Corp., 8.25%, 04/15/17	3,526,250
1,100,000	Frontier Communications Corp., 7.13%, 03/15/19	1,047,750
2,900,000	Frontier Communications Corp., 8.50%, 04/15/20	2,871,000
5,000,000	FTI Consulting, Inc., 6.75%, 10/01/20	5,312,500
1,650,000	Gannett Co, Inc., 6.38%, 09/01/15	1,724,250
2,500,000	GCI, Inc., 6.75%, 06/01/21	2,512,500
20,000,000	GenCorp, Inc., Cnv., 4.06%, 12/31/39	18,675,000
13,500,000	General Cable Corp., Cnv., 0.88%, 11/15/13	12,993,750
1,500,000	GenOn Americas Generation LLC, 8.50%, 10/01/21	1,380,000

Principal Amount		Value

UNITED STATES (continued)
$1,750,000	GenOn Energy, Inc., 7.63%, 06/15/14	$1,750,000
5,250,000	GenOn Energy, Inc., 7.88%, 06/15/17	4,869,375
2,000,000	Geo Group, Inc. (The), 7.75%, 10/15/17	2,140,000
2,850,000	Geo Group, Inc. (The), 6.63%, 02/15/21	2,917,687
3,647,000	Globalstar, Inc., Cnv., 5.75%, 04/01/28(c)	1,641,150
12,000,000	Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/29	11,220,000
4,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	4,719,250
1,900,000	Graham Packaging Co. LP/GPC Capital Corp. I, 9.88%, 10/15/14	1,938,000
1,250,000	Graphic Packaging International, Inc., 9.50%, 06/15/17	1,378,125
1,285,000	Graphic Packaging International, Inc., 7.88%, 10/01/18	1,400,650
4,500,000	Gray Television, Inc., 10.50%, 06/29/15	4,668,750
2,750,000	Griffon Corp., 7.13%, 04/01/18	2,791,250
7,000,000	Griffon Corp., Cnv., 4.00%, 01/15/17(f)	6,798,750
1,500,000	Hanesbrands, Inc., 8.00%, 12/15/16	1,653,750
4,500,000	Hanesbrands, Inc., 6.38%, 12/15/20	4,691,250
1,500,000	HCA Holdings, Inc., 7.75%, 05/15/21	1,571,250
750,000	HCA, Inc., 6.38%, 01/15/15	787,500
4,220,000	HCA, Inc., 6.50%, 02/15/16	4,409,900
2,810,000	HCA, Inc., 6.50%, 02/15/20	2,978,600
1,600,000	HCA, Inc., 7.50%, 02/15/22	1,712,000
1,750,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(f)	1,837,500
3,000,000	Helix Energy Solutions Group, Inc., Cnv., 3.25%, 12/15/25	3,011,250
250,000	Hertz Corp. (The), 8.88%, 01/01/14	251,563
750,000	Hertz Corp. (The), 6.75%, 04/15/19	774,375
13,375,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	13,057,344

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$3,000,000	Hornbeck Offshore Services, Inc., 8.00%, 09/01/17	$3,157,500
12,150,000	Hornbeck Offshore Services, Inc., Cnv., STEP, 1.63%, 11/15/26	12,453,750
2,000,000	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	2,002,500
750,000	Host Hotels & Resorts LP, REIT, Cnv., 2.63%, 04/15/27(f)	751,875
4,402,000	Huntington Ingalls Industries, Inc., 7.13%, 03/15/19(f)	4,600,090
5,750,000	Huntsman International LLC, 5.50%, 06/30/16(f)	5,692,500
3,636,000	Hutchinson Technology, Inc., Cnv., 8.50%, 01/15/26(c)	2,595,195
2,250,000	Iconix Brand Group, Inc., Cnv., 1.88%, 06/30/12	2,233,125
2,250,000	Iconix Brand Group, Inc., Cnv., 2.50%, 06/01/16(f)	2,216,250
9,000,000	Illumina, Inc., Cnv., 0.25%, 03/15/16(f)	8,606,250
1,000,000	Inergy LP/Inergy Finance Corp., 7.00%, 10/01/18	972,500
597,000	Inergy LP/Inergy Finance Corp., 6.88%, 08/01/21	570,135
5,000,000	Ingles Markets, Inc., 8.88%, 05/15/17	5,475,000
1,000,000	Integra LifeSciences Holdings Corp., Cnv., 2.38%, 06/01/12(f)	990,000
15,000,000	Integra LifeSciences Holdings Corp., Cnv., 1.63%, 12/15/16(c)(f)	12,881,250
1,850,000	Interactive Data Corp., 10.25%, 08/01/18	2,048,875
4,800,000	Iron Mountain, Inc., 6.63%, 01/01/16	4,812,000
950,000	Iron Mountain, Inc., 8.00%, 06/15/20	1,011,750
10,000,000	Isis Pharmaceuticals, Inc., Cnv., 2.63%, 02/15/27	9,412,500
2,600,000	Isle of Capri Casinos, Inc., 7.00%, 03/01/14	2,561,000
2,600,000	Isle of Capri Casinos, Inc., 7.75%, 03/15/19	2,483,000
6,100,000	Jarden Corp., 7.50%, 05/01/17	6,542,250
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,070,000
2,199,000	Jazz Technologies, Inc., 8.00%, 06/30/15	1,638,255
4,000,000	JMC Steel Group, 8.25%, 03/15/18(f)	4,100,000

Principal Amount		Value

UNITED STATES (continued)
$3,000,000	Key Energy Services, Inc., 6.75%, 03/01/21	$3,075,000
2,950,000	Lamar Media Corp., 6.63%, 08/15/15	3,025,594
1,040,000	Lamar Media Corp., 6.63%, 08/15/15	1,066,000
3,500,000	Lamar Media Corp., 7.88%, 04/15/18	3,823,750
1,000,000	Lamar Media Corp., 5.88%, 02/01/22(f)	1,001,250
22,415,000	Leap Wireless International, Inc., Cnv., 4.50%, 07/15/14	20,397,650
5,000,000	Lennar Corp., Cnv., 2.00%, 12/01/20(f)	5,293,750
500,000	Level 3 Financing, Inc., 9.25%, 11/01/14	512,500
400,000	Level 3 Financing, Inc., 8.75%, 02/15/17	416,000
6,250,000	Level 3 Financing, Inc., 8.13%, 07/01/19(f)	6,296,875
1,100,000	Level 3 Financing, Inc., 8.63%, 07/15/20(f)	1,127,500
2,500,000	Levi Strauss & Co., 8.88%, 04/01/16	2,596,875
3,000,000	Levi Strauss & Co., 7.63%, 05/15/20	3,135,000
14,000,000	Liberty Media LLC, Cnv., 4.00%, 11/15/29	7,805,000
29,000,000	Liberty Media LLC, Cnv., 3.75%, 02/15/30	15,660,000
1,630,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	1,719,650
1,250,000	LINN Energy LLC/LINN Energy Finance Corp., 6.50%, 05/15/19(f)	1,262,500
3,500,000	LINN Energy LLC/LINN Energy Finance Corp., 7.75%, 02/01/21(f)	3,771,250
14,500,000	Live Nation Entertainment, Inc., Cnv., 2.88%, 07/15/27	13,448,750
2,350,000	Ltd. Brands, Inc., 6.90%, 07/15/17	2,561,500
519,000	Lyondell Chemical Co., 8.00%, 11/01/17	578,685
1,000,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/01/20	1,087,500
1,500,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	1,593,750

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,650,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	$1,701,563
3,850,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	4,177,250
500,000	Mediacom LLC/Mediacom Capital Corp., 7.25%, 02/15/22	500,000
2,000,000	MEMC Electronic Materials, Inc., 7.75%, 04/01/19	1,620,000
7,750,000	Mentor Graphics Corp., Cnv., 4.00%, 04/01/31(f)	7,905,000
1,000,000	Meritor, Inc., 8.13%, 09/15/15	963,750
1,250,000	Meritor, Inc., 10.63%, 03/15/18	1,253,125
5,000,000	Meritor, Inc., Cnv., STEP, 4.63%, 03/01/26	4,231,250
12,000,000	Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	8,595,000
1,250,000	MGM Resorts International, 6.75%, 09/01/12	1,267,188
1,750,000	MGM Resorts International, 6.75%, 04/01/13	1,785,000
2,000,000	MGM Resorts International, 11.38%, 03/01/18	2,295,000
1,100,000	MGM Resorts International, 9.00%, 03/15/20(f)	1,240,250
1,000,000	MGM Resorts International, Cnv., 4.25%, 04/15/15	1,057,500
2,000,000	Michael Foods, Inc., 9.75%, 07/15/18	2,165,000
3,100,000	Michaels Stores, Inc., 11.38%, 11/01/16	3,285,690
1,000,000	Michaels Stores, Inc., 7.75%, 11/01/18	1,043,750
400,000	Michaels Stores, Inc., STEP, 13.00%, 11/01/16(c)(j)	426,960
12,800,000	Morgans Hotel Group Co., Cnv., 2.38%, 10/15/14(c)	10,816,000
8,000,000	MPT Operating Partnership LP, REIT, Cnv., 9.25%, 04/01/13(f)	8,896,240
3,250,000	MPT Operating Partnership LP/MPT Finance Corp., REIT, 6.88%, 05/01/21	3,371,875
3,200,000	Multiplan, Inc., 9.88%, 09/01/18(f)	3,488,000
5,000,000	NBTY, Inc., 9.00%, 10/01/18	5,525,000
3,500,000	Needle Merger Sub Corp., 8.13%, 03/15/19(f)	3,399,375
1,000,000	Neiman Marcus Group, Inc. (The), 10.38%, 10/15/15	1,038,760

Principal Amount		Value

UNITED STATES (continued)
$2,700,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	$2,612,250
2,900,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	2,900,000
1,500,000	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	1,670,625
2,000,000	NRG Energy, Inc., 7.38%, 01/15/17	2,067,500
3,100,000	NRG Energy, Inc., 8.25%, 09/01/20	3,053,500
2,500,000	NRG Energy, Inc., 7.88%, 05/15/21(f)	2,375,000
2,800,000	Nuveen Investments, Inc.., 10.50%, 11/15/15(f)	2,919,000
2,600,000	Oasis Petroleum, Inc., 7.25%, 02/01/19	2,730,000
1,500,000	Oil States International, Inc., 6.50%, 06/01/19	1,593,750
2,250,000	Omega Healthcare Investors, Inc., 6.75%, 10/15/22	2,385,000
1,100,000	Oshkosh Corp., 8.50%, 03/01/20	1,166,000
16,750,000	Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(f)	16,415,000
1,000,000	PAETEC Holding Corp., 9.50%, 07/15/15	1,050,000
1,500,000	PAETEC Holding Corp., 8.88%, 06/30/17	1,636,875
1,500,000	PAETEC Holding Corp., 9.88%, 12/01/18	1,676,250
4,800,000	Pantry, Inc. (The), 7.75%, 02/15/14	4,800,000
1,453,000	Pantry, Inc. (The), Cnv., 3.00%, 11/15/12	1,438,470
2,100,000	Patriot Coal Corp., Cnv., 3.25%, 05/31/13(f)	1,960,875
1,000,000	Penn National Gaming, Inc., 8.75%, 08/15/19	1,108,750
3,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	3,090,000
6,250,000	Penske Automotive Group, Inc., 7.75%, 12/15/16	6,468,750
3,165,000	Pinnacle Entertainment, Inc., 7.50%, 06/15/15	3,228,300
2,250,000	Pinnacle Entertainment, Inc., 8.63%, 08/01/17	2,418,750
2,585,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20	2,630,238

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$5,250,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	$5,407,500
4,475,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 09/01/17	4,788,250
4,800,000	Plains Exploration & Production Co., 7.63%, 06/01/18	5,136,000
1,300,000	Plains Exploration & Production Co., 7.63%, 04/01/20	1,430,000
1,250,000	Plains Exploration & Production Co., 6.75%, 02/01/22	1,359,375
1,000,000	PolyOne Corp., 7.38%, 09/15/20	1,077,500
6,000,000	Powerwave Technologies, Inc., Cnv., 3.88%, 10/01/27(c)	2,857,500
1,450,000	Prestige Brands, Inc., 8.25%, 04/01/18	1,566,000
750,000	Prestige Brands, Inc., 8.13%, 02/01/20(f)	778,125
6,240,000	Providence Service Corp. (The), Cnv., 6.50%, 05/15/14(c)	6,208,800
1,000,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18	1,035,231
2,250,000	Qwest Communications International, Inc., 7.50%, 02/15/14	2,260,107
1,000,000	Qwest Communications International, Inc., 8.00%, 10/01/15	1,072,500
850,000	Qwest Communications International, Inc., 7.13%, 04/01/18(f)	909,500
5,350,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	5,374,032
550,000	Qwest Corp., 6.75%, 12/01/21	610,150
1,750,000	RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	1,859,375
4,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	4,300,000
1,250,000	Rent-A-Center, Inc., 6.63%, 11/15/20	1,290,625
2,850,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.75%, 10/15/16(f)	3,035,250

Principal Amount		Value

UNITED STATES (continued)
$4,850,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.25%, 05/15/18(f)	$4,837,875
500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.00%, 04/15/19(f)	497,500
1,500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.25%, 02/15/21(f)	1,421,250
6,250,000	RITE AID Corp., Cnv., 8.50%, 05/15/15(c)	5,742,187
1,500,000	RR Donnelley & Sons Co., 4.95%, 04/01/14	1,455,000
750,000	RR Donnelley & Sons Co., 7.25%, 05/15/18	686,250
2,000,000	RR Donnelley & Sons Co., 7.63%, 06/15/20	1,785,000
2,726,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/01/14	2,807,780
1,500,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 07/15/17(f)	1,740,000
2,000,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 02/01/21	2,065,000
1,500,000	Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19(f)	1,605,000
6,500,000	Sanmina-SCI Corp., 8.13%, 03/01/16	6,711,250
1,950,000	Sanmina-SCI Corp., 7.00%, 05/15/19(f)	1,979,250
20,000,000	Savient Pharmaceuticals, Inc., Cnv., 4.75%, 02/01/18	10,075,000
650,000	Scientific Games International, Inc., 7.88%, 06/15/16(f)	671,938
1,850,000	Scientific Games International, Inc., 9.25%, 06/15/19	2,016,500
500,000	SEACOR Holdings, Inc., 7.38%, 10/01/19	532,396
3,150,000	Sealed Air Corp., 8.38%, 09/15/21(f)	3,543,750
2,600,000	Sealy Mattress Co., 8.25%, 06/15/14	2,431,000
1,250,000	Service Corp. International, 7.63%, 10/01/18	1,437,500
7,500,000	ServiceMaster Co. (The), 10.75%, 07/15/15(f)(k)	7,837,500

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$4,250,000	SESI LLC, 7.13%, 12/15/21(f)	$4,611,250
12,000,000	ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(f)(h)	5,400,000
250,000	Sirius XM Radio, Inc., 8.75%, 04/01/15(f)	279,375
1,750,000	Solutia, Inc., 8.75%, 11/01/17	1,981,875
1,000,000	Spectrum Brands Holdings, Inc., 9.50%, 06/15/18(f)	1,133,750
2,750,000	Speedway Motorsports, Inc., 8.75%, 06/01/16	2,997,500
825,000	Stater Brothers Holdings, Inc., 7.75%, 04/15/15	846,656
675,000	Stater Brothers Holdings, Inc., 7.38%, 11/15/18	723,938
20,000,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14(c)	19,275,000
1,000,000	SunGard Data Systems, Inc., 10.63%, 05/15/15	1,063,750
6,750,000	SunGard Data Systems, Inc., 10.25%, 08/15/15	6,986,250
3,000,000	SunGard Data Systems, Inc., 7.63%, 11/15/20	3,187,500
3,100,000	SuperValu, Inc., 7.50%, 11/15/14	3,158,125
2,900,000	SuperValu, Inc., 8.00%, 05/01/16	3,016,000
2,500,000	Susser Holdings LLC/Susser Finance Corp., 8.50%, 05/15/16	2,718,750
8,000,000	TeleCommunication Systems, Inc., Cnv., 4.50%, 11/01/14(f)	6,620,000
600,000	Tenet Healthcare Corp., 9.25%, 02/01/15	652,500
4,000,000	Tenet Healthcare Corp., 6.25%, 11/01/18(f)	4,190,000
3,850,000	Tenet Healthcare Corp., 8.00%, 08/01/20	3,975,125
3,250,000	Terex Corp., 8.00%, 11/15/17	3,282,500
15,391,000	THQ, Inc., Cnv., 5.00%, 08/15/14	7,772,455
10,575,000	Tower Group, Inc., Cnv., 5.00%, 09/15/14	10,826,156
3,100,000	Toys R US - Delaware, Inc., 7.38%, 09/01/16(f)	3,146,500
1,150,000	Toys R US Property Co. II LLC, 8.50%, 12/01/17	1,231,938
1,150,000	Toys R US, Inc., 7.88%, 04/15/13	1,178,750
2,000,000	Trans Union LLC/TransUnion Financing Corp., 11.38%, 06/15/18(f)	2,360,000

Principal Amount		Value

UNITED STATES (continued)
$3,100,000	Trinity Industries, Inc., Cnv., 3.88%, 06/01/36	$3,111,625
2,000,000	TRW Automotive, Inc., 7.25%, 03/15/17(f)	2,185,000
1,500,000	TW Telecom Holdings, Inc., 8.00%, 03/01/18	1,623,750
1,000,000	Unit Corp., 6.63%, 05/15/21	1,010,000
750,000	United Rentals North America, Inc., 10.88%, 06/15/16	858,750
750,000	United Rentals North America, Inc., 9.25%, 12/15/19	828,750
3,000,000	Universal Health Services, Inc., 7.00%, 10/01/18	3,157,500
4,250,000	Universal Hospital Services, Inc., 8.50%, 06/01/15(k)	4,377,500
750,000	US Foodservice, 8.50%, 06/30/19(f)	745,312
6,000,000	Valeant Pharmaceuticals International, 6.75%, 10/01/17(f)	6,127,500
3,500,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18	3,666,250
40,000	Vanguard Health Systems, Inc., 9.30%, 02/01/16(j)	26,100
3,100,000	WebMD Health Corp., Cnv., 2.25%, 03/31/16(f)	2,879,125
425,000	WebMD Health Corp., Cnv., 2.50%, 01/31/18(f)	367,625
4,875,000	West Corp., 11.00%, 10/15/16	5,173,594
1,650,000	West Corp., 8.63%, 10/01/18	1,732,500
4,375,000	West Corp., 7.88%, 01/15/19	4,582,813
1,200,000	Windstream Corp., 7.88%, 11/01/17	1,326,000
1,000,000	Windstream Corp., 8.13%, 09/01/18	1,090,000
3,250,000	Windstream Corp., 7.00%, 03/15/19	3,355,625
4,250,000	Windstream Corp., 7.75%, 10/15/20	4,590,000
1,000,000	Windstream Corp., 7.50%, 06/01/22(f)	1,050,000
2,000,000	Wyndham Worldwide Corp., 6.00%, 12/01/16	2,219,184
7,250,000	XM Satellite Radio, Inc., 7.63%, 11/01/18(f)	7,766,563
4,140,000	Yankee Candle Co., Inc., Series B, 8.50%, 02/15/15	4,227,975

		1,209,959,584

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount			Value

VENEZUELA — 0.0%
$230,000		Corp. Andina de Fomento, 8.13%, 06/04/19	$281,196

Total Corporate Bonds (Cost $1,438,350,934)			1,424,491,848

GOVERNMENT BONDS — 11.1%

ARGENTINA — 0.1%
21,758,000		Republic of Argentina, 0.05%, 08/03/12(e)	2,674,058

AUSTRALIA — 0.8%
710,000	(g)	New South Wales Treasury Corp., 6.00%, 05/01/12	756,828
2,680,000	(g)	New South Wales Treasury Corp., 6.00%, 05/01/12	2,858,253
4,130,000	(g)	New South Wales Treasury Corp., 5.50%, 08/01/13	4,486,381
685,000	(g)	Queensland Treasury Corp., 6.00%, 08/14/13	750,349
5,190,000	(g)	Queensland Treasury Corp., 6.00%, 08/21/13	5,653,553
12,855,000	(g)	Western Australia Treasury Corp., 5.50%, 07/17/12	13,736,220
3,685,000	(g)	Western Australia Treasury Corp., 8.00%, 06/15/13	4,122,225

			32,363,809

BRAZIL — 0.4%
9,490,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	12,066,297
2,400,000	(g)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	3,175,973
3,900,000	(g)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	2,173,116

			17,415,386

EGYPT — 0.0%
4,525,000	(g)	Egypt Treasury Bills, 11.86%, 02/21/12(j)	744,221

HUNGARY — 0.4%
67,600,000	(g)	Hungary Government Bond, 6.75%, 02/12/13	295,262
54,500,000	(g)	Hungary Government Bond, 7.50%, 10/24/13	238,279
133,100,000	(g)	Hungary Government Bond, 5.50%, 02/12/14	556,693

Principal Amount			Value

HUNGARY (continued)
$382,200,000	(g)	Hungary Government Bond, 6.75%, 08/22/14	$1,629,392
61,000,000	(g)	Hungary Government Bond, 8.00%, 02/12/15	265,315
96,000,000	(g)	Hungary Government Bond, 5.50%, 02/12/16	380,207
85,800,000	(g)	Hungary Government Bond, 6.75%, 02/24/17	348,448
312,000,000	(g)	Hungary Government Bond, 6.75%, 11/24/17	1,250,719
84,800,000	(g)	Hungary Government Bond, 6.50%, 06/24/19	320,395
6,200,000	(g)	Hungary Government Bond, 7.50%, 11/12/20	24,966
54,700,000	(g)	Hungary Government Bond, 7.00%, 06/24/22	210,852
520,000	(g)	Hungary Government International Bond, 4.38%, 07/04/17	561,151
1,705,000	(g)	Hungary Government International Bond, 5.75%, 06/11/18	1,918,432
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	2,701,000
1,575,000	(g)	Hungary Government International Bond, 3.88%, 02/24/20	1,544,509
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	3,635,250
110,200,000	(g)	Hungary Treasury Bills, 5.70%, 08/22/12(j)	469,412

			16,350,282

INDONESIA — 1.2%
4,415,000		Indonesia Government International Bond, 11.63%, 03/04/19(f)	6,567,312
1,171,000		Indonesia Government International Bond, 8.50%, 10/12/35(f)	1,700,877
280,000		Indonesia Government International Bond, 7.75%, 01/17/38(f)	381,500
23,560,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,814,634
3,590,000,000	(g)	Indonesia Treasury Bond, 9.00%, 09/15/18	480,825
33,800,000,000	(g)	Indonesia Treasury Bond, 12.80%, 06/15/21	5,766,321
33,160,000,000	(g)	Indonesia Treasury Bond, 12.90%, 06/15/22	5,793,096
1,590,000,000	(g)	Indonesia Treasury Bond, 10.25%, 07/15/22	241,343

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount			Value

INDONESIA (continued)
$137,380,000,000	(g)	Indonesia Treasury Bond, 9.50%, 07/15/23	$19,981,195
25,525,000,000	(g)	Indonesia Treasury Bond, 10.00%, 02/15/28	3,892,324

			47,619,427

IRELAND — 0.3%
722,000	(g)	Ireland Government Bond, 4.00%, 01/15/14	915,821
643,000	(g)	Ireland Government Bond, 4.60%, 04/18/16	803,729
542,000	(g)	Ireland Government Bond, 4.50%, 10/18/18	613,002
820,000	(g)	Ireland Government Bond, 4.40%, 06/18/19	922,326
1,589,000	(g)	Ireland Government Bond, 5.90%, 10/18/19	1,911,040
921,000	(g)	Ireland Government Bond, 4.50%, 04/18/20	1,011,956
1,932,000	(g)	Ireland Government Bond, 5.00%, 10/18/20	2,173,595
1,690,000	(g)	Ireland Government Bond, 5.40%, 03/13/25	1,882,985

			10,234,454

ISRAEL — 0.5%
3,825,000	(g)	Israel Government Bond, 4.00%, 03/30/12	1,059,357
29,256,000	(g)	Israel Government Bond, 5.00%, 03/31/13	8,375,500
25,646,000	(g)	Israel Government Bond, 3.50%, 09/30/13	7,043,868
4,550,000	(g)	Israel Treasury Bill - Makam, 2.98%, 02/01/12(j)	1,216,009
1,625,000	(g)	Israel Treasury Bill - Makam, 3.16%, 02/29/12(j)	433,507
8,790,000	(g)	Israel Treasury Bill - Makam, 3.29%, 04/04/12(j)	2,339,537
5,160,000	(g)	Israel Treasury Bill - Makam, 3.25%, 05/02/12(j)	1,370,760

			21,838,538

LITHUANIA — 0.2%
3,580,000		Lithuania Government International Bond, 6.75%, 01/15/15(f)	3,776,900
2,890,000		Lithuania Government International Bond, 7.38%, 02/11/20(f)	3,110,362
960,000		Lithuania Government International Bond, 6.13%, 03/09/21(f)	948,000

			7,835,262

Principal Amount			Value

MALAYSIA — 1.2%
$1,710,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 02/09/12(j)	$562,084
17,900,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/16/12(j)	5,880,368
28,620,000	(g)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/21/12(j)	9,398,104
170,000	(g)	Bank Negara Malaysia Monetary Notes, 2.79%, 03/01/12(j)	55,777
335,000	(g)	Bank Negara Malaysia Monetary Notes, 2.78%, 03/29/12(j)	109,660
3,450,000	(g)	Bank Negara Malaysia Monetary Notes, 2.70%, 04/05/12(j)	1,128,774
640,000	(g)	Bank Negara Malaysia Monetary Notes, 2.88%, 04/12/12(j)	209,275
17,000	(g)	Bank Negara Malaysia Monetary Notes, 2.93%, 04/17/12(j)	5,556
14,000	(g)	Bank Negara Malaysia Monetary Notes, 2.93%, 04/17/12(j)	4,575
2,350,000	(g)	Bank Negara Malaysia Monetary Notes, 2.91%, 04/19/12(j)	767,990
150,000	(g)	Bank Negara Malaysia Monetary Notes, 2.76%, 04/24/12(j)	49,001
35,000	(g)	Bank Negara Malaysia Monetary Notes, 2.93%, 04/26/12(j)	11,425
6,865,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 05/17/12(j)	2,238,376
960,000	(g)	Bank Negara Malaysia Monetary Notes, 2.74%, 05/29/12(j)	312,708
378,000	(g)	Bank Negara Malaysia Monetary Notes, 2.82%, 01/10/13(j)	120,969
710,000	(g)	Malaysia Government Bond, 2.71%, 02/14/12	233,381
42,443,000	(g)	Malaysia Government Bond, 3.72%, 06/15/12	13,993,368
3,605,000	(g)	Malaysia Government Bond, 2.51%, 08/27/12	1,182,572
9,451,000	(g)	Malaysia Government Bond, 3.70%, 02/25/13	3,134,196
840,000	(g)	Malaysia Government Bond, 3.70%, 05/15/13	279,024

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount			Value

MALAYSIA (continued)
$1,285,000	(g)	Malaysia Government Bond, 3.21%, 05/31/13	$424,299
3,230,000	(g)	Malaysia Government Bond, 3.46%, 07/31/13	1,070,935
13,820,000	(g)	Malaysia Government Bond, 3.81%, 02/15/17	4,653,787
100,000	(g)	Malaysia Treasury Bill, 2.73%, 02/24/12(j)	32,829
30,000	(g)	Malaysia Treasury Bill, 2.79%, 03/23/12(j)	9,825
590,000	(g)	Malaysia Treasury Bill, 2.69%, 07/27/12(j)	191,276

			46,060,134

MEXICO — 0.7%
36,430,000	(g)	Mexican Bonos, 9.00%, 12/20/12	2,900,229
64,160,000	(g)	Mexican Bonos, 9.00%, 06/20/13	5,206,745
182,690,000	(g)	Mexican Bonos, 8.00%, 12/19/13	14,852,945
20,000,000	(g)	Mexican Bonos, 8.00%, 12/17/15	1,698,871
36,000,000	(g)	Mexican Bonos, 7.25%, 12/15/16	3,020,778
23,900,000	(g)	Mexican Bonos, 7.75%, 12/14/17	2,064,061

			29,743,629

NORWAY — 0.5%
84,040,000	(g)	Norway Treasury Bill, 2.55%, 03/21/12(j)	14,236,832
30,210,000	(g)	Norway Treasury Bill, 2.37%, 06/20/12(j)	5,116,726

			19,353,558

POLAND — 1.2%
19,560,000	(g)	Poland Government Bond, 4.75%, 04/25/12	6,067,310
2,685,000	(g)	Poland Government Bond, 4.55%, 07/25/12(j)	816,084
9,598,000	(g)	Poland Government Bond, 4.63%, 10/25/12(j)	2,881,780
15,733,000	(g)	Poland Government Bond, 4.80%, 01/25/13(j)	4,672,898
3,055,000	(g)	Poland Government Bond, 5.25%, 04/25/13	953,480
14,329,000	(g)	Poland Government Bond, 4.58%, 07/25/13(j)	4,156,422
4,810,000	(g)	Poland Government Bond, 5.00%, 10/24/13	1,498,228
1,840,000	(g)	Poland Government Bond, 4.68%, 01/25/14(j)	520,957

Principal Amount			Value

POLAND (continued)
$6,975,000	(g)	Poland Government Bond, 5.75%, 04/25/14	$2,204,600
26,560,000	(g)	Poland Government Bond, 6.25%, 10/24/15	8,602,204
24,800,000	(g)	Poland Government Bond, 5.75%, 09/23/22	7,777,860
5,400,000		Poland Government International Bond, 6.38%, 07/15/19	6,068,250

			46,220,073

RUSSIA — 0.3%
9,573,275		Russian Foreign Bond - Eurobond, STEP, 7.50%, 03/31/30(f)	11,344,331

SOUTH AFRICA — 0.1%
1,690,000		South Africa Government International Bond, 5.50%, 03/09/20	1,871,675
1,795,000		South Africa Government International Bond, 5.88%, 05/30/22	2,019,375

			3,891,050

SOUTH KOREA — 2.1%
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14(f)	110,187
105,000		Export-Import Bank of Korea, 5.13%, 03/16/15	111,051
105,000	(l)	Export-Import Bank of Korea, 4.63%, 02/20/17	142,742
1,800,000,000	(g)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,622,617
1,015,000		Korea Development Bank, 8.00%, 01/23/14	1,117,241
19,902,480,000	(g)	Korea Treasury Bond, 4.00%, 06/10/12	17,755,648
4,250,000,000	(g)	Korea Treasury Bond, 5.25%, 09/10/12	3,825,322
18,199,000,000	(g)	Korea Treasury Bond, 4.25%, 12/10/12	16,319,644
1,223,440,000	(g)	Korea Treasury Bond, 5.25%, 03/10/13	1,110,863
12,842,820,000	(g)	Korea Treasury Bond, 3.75%, 06/10/13	11,486,615
29,250,450,000	(g)	Korea Treasury Bond, 3.00%, 12/10/13	25,875,094
3,965,000		Republic of Korea, 7.13%, 04/16/19	4,962,792
250,000		Republic of Korea, 5.63%, 11/03/25	296,898

			84,736,714

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount			Value

SRI LANKA — 0.1%
$13,560,000	(g)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	$107,404
264,000,000	(g)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,390,069
385,000,000	(g)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	3,484,132

			5,981,605

SWEDEN — 0.6%
9,130,000	(g)	Kommuninvest I Sverige, 1.75%, 10/08/12	1,338,422
88,000,000	(g)	Sweden Government Bond, 5.50%, 10/08/12	13,311,577
55,770,000	(g)	Sweden Government Bond, 1.50%, 08/30/13	8,296,264

			22,946,263

UKRAINE — 0.1%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(f)	155,698
100,000		Ukraine Government International Bond, 7.65%, 06/11/13(f)	97,000
100,000	(g)	Ukraine Government International Bond, 4.95%, 10/13/15(f)	107,914
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(f)	175,000
100,000		Ukraine Government International Bond, 7.75%, 09/23/20(f)	87,500
4,270,000		Ukraine Government International Bond, 7.95%, 02/23/21(f)	3,803,887

			4,426,999

UNITED KINGDOM — 0.1%
1,180,000	(g)	United Kingdom Gilt, 5.00%, 03/07/12	1,867,578
606,000	(g)	United Kingdom Gilt, 5.25%, 06/07/12	971,185

			2,838,763

VENEZUELA — 0.1%
2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13	2,163,200

Principal Amount		Value

VIETNAM — 0.1%
$1,625,000	Vietnam Government International Bond, 6.88%, 01/15/16(f)	$1,706,250
2,490,000	Vietnam Government International Bond, 6.75%, 01/29/20(f)	2,558,475

		4,264,725

Total Government Bonds (Cost $417,403,453)		441,046,481

ASSET-BACKED SECURITIES — 1.5%

UNITED STATES — 1.5%
7,230,000	ACE Securities Corp., Series 2005-HE7, Class A2D, 0.61%, 11/25/35(e)	5,372,805
5,396,928	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.63%, 03/25/36(e)	1,498,336
5,396,928	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.63%, 03/25/36(e)	1,498,336
15,000,000	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.48%, 10/25/36(e)	4,190,301
13,240,911	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.58%, 02/25/37(e)	4,590,918
2,657,848	Conseco Financial Corp., Series 1999-2, Class A7, 6.44%, 12/01/30	2,726,614
6,191,297	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(e)	5,146,501
3,874,979	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.44%, 09/25/46(e)	2,273,217
6,221,872	Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.43%, 04/25/46(e)	3,963,683
4,875,000	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV4, 0.52%, 05/25/36(e)	1,611,300
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.65%, 10/25/35(e)	2,852,715
1,236,432	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(e)	780,291
4,445,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3, 0.44%, 07/25/37(e)	1,474,761
2,145,000	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.52%, 06/25/36(e)	642,677
3,547,915	Oakwood Mortgage Investors, Inc., Series 2002-A, Class A4, 6.97%, 03/15/32(e)	3,588,045

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$3,596,551	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(e)	$3,620,768
5,000,000	Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	1,999,041
9,266,445	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2C, 0.57%, 12/25/35(e)	4,553,030
4,946,465	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.49%, 06/25/37(e)	1,610,409
9,108,000	Soundview Home Equity Loan Trust, Series 2007-OPT2, Class 2A2, 0.41%, 07/25/37(e)	4,647,498

Total Asset-Backed Securities (Cost $68,445,730)		58,641,246

NON-AGENCY MORTGAGE-BACKED SECURITIES — 13.0%

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.0%
865,963	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A2, 5.17%, 01/25/36(e)	855,675
5,210,787	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.80%, 07/25/35(e)	4,157,758
1,308,692	Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 5.51%, 03/25/36(e)	777,058
198,319	Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.43%, 03/25/37(e)	79,197
7,576,797	American Home Mortgage Assets, Series 2005-1, Class 2A21, 2.63%, 11/25/35(e)	3,962,486
6,805,607	American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.55%, 11/25/35(e)	3,920,798
5,449,497	American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 2.54%, 11/25/45(e)	3,698,484
3,123,195	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.54%, 12/25/35(e)	2,015,784
4,190,803	American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 2.54%, 12/25/36(e)	1,848,395
5,316,180	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	3,788,022
1,967,481	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.08%, 09/20/35(e)	1,678,235

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$8,918,859	Banc of America Funding Corp., Series 2005-H, Class 2A1, 2.74%, 11/20/35(e)	$5,220,687
2,822,822	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.86%, 02/20/36(e)	1,549,361
3,184,682	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.83%, 06/20/36(e)	2,032,081
4,543,371	Banc of America Funding Corp., Series 2006-F, Class 1A1, 2.74%, 07/20/36(e)	3,470,532
2,374,263	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	1,914,668
15,174,898	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.44%, 02/20/47(e)	9,520,280
315,530	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 2.73%, 10/25/35(e)	310,475
3,475,000	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.73%, 10/25/35(e)	2,330,927
315,008	Banc of America Mortgage Securities, Inc., Series 2005-J, Class 2A3, 2.79%, 11/25/35(e)	303,473
3,655,930	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 2.88%, 12/25/35(e)	2,631,166
7,018,707	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 5.54%, 03/27/47(e)(f)	6,227,689
3,392,244	BCAP LLC Trust, Series 2011-RR2, Class 1A1, 3.13%, 07/25/36(e)(f)	2,879,976
5,618,278	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 5.19%, 04/26/37(e)(f)	5,339,557
6,352,219	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 5.64%, 02/25/36(e)	3,595,155
3,337,281	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.31%, 08/25/35(e)	2,625,654
4,545,161	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.52%, 02/25/36(e)	3,659,100
2,310,300	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.06%, 05/25/47(e)	1,430,802
12,856,536	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.59%, 05/25/37(e)	8,746,413
2,344,391	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.63%, 06/25/47(e)	1,716,085

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,231,504	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.29%, 11/25/35(e)	$4,740,820
2,840,002	Bear Stearns Alt-A Trust, Series 2006-4, Class 13A1, 0.44%, 08/25/36(e)	1,033,237
23,476,083	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 3.24%, 01/25/47(e)	10,795,820
1,127,055	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.77%, 05/25/35(e)	903,530
2,693,610	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.83%, 06/25/36(e)	2,115,197
1,645,819	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.65%, 06/25/36(e)	1,383,099
6,642,808	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 2A, 5.82%, 11/25/36(e)	4,380,936
4,951,983	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(f)	3,826,018
6,187,931	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A3, 5.75%, 04/25/47(f)	4,502,288
1,183,388	Citimortgage Alternative Loan Trust, Series 2007-A3, Class 1A7, 5.75%, 03/25/37	790,570
1,453,812	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,194,674
1,140,543	Countrywide Alternative Loan Trust, Series 2005-20CB, Class 3A3, 5.50%, 07/25/35	1,132,142
3,553,289	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.58%, 08/25/35(e)	2,013,448
5,869,650	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.59%, 08/25/35(e)	2,615,077
848,649	Countrywide Alternative Loan Trust, Series 2005-47CB, Class A7, 5.50%, 10/25/35	689,943
2,614,623	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	1,798,463
381,093	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.20%, 12/25/35(e)	226,089
3,777,129	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	2,735,384

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,507,756	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.63%, 05/25/36(e)	$4,328,955
3,697,733	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,156,928
4,552,285	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.63%, 06/25/36(e)	2,397,933
4,552,285	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.87%, 06/25/36(e)	1,005,117
4,972,509	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	3,107,921
1,959,169	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,327,543
4,856,555	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.68%, 03/25/36(e)	1,824,481
5,270,478	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	3,301,595
3,774,164	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,503,277
6,889,091	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	4,595,659
838,264	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	586,880
2,378,233	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.68%, 05/25/36(e)	1,264,816
4,956,316	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.66%, 08/25/36(e)	4,205,005
3,240,317	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.46%, 02/20/47(e)	1,554,902
11,540,739	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.47%, 03/20/47(e)	5,123,997
3,552,174	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.46%, 11/25/36(e)	1,582,604
1,949,948	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,359,735
11,172,920	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 5.54%, 03/25/47(e)	8,404,731

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,810,179	Countrywide Alternative Loan Trust, Series 2008-2R, Class 4A1, 6.25%, 08/25/37	$4,394,157
1,875,356	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	1,651,917
5,821,693	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	4,588,589
1,649,122	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-15, Class 1A29, 6.25%, 09/25/37	1,482,699
1,098,667	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	1,058,108
1,554,332	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	1,421,833
2,959,523	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	2,529,930
1,216,709	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2, 6.00%, 03/25/36	969,071
8,070,996	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-18, Class 2A7, 6.00%, 12/25/36	7,162,220
1,599,324	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	1,263,221
1,759,964	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	1,329,333
850,439	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.48%, 04/25/46(e)	513,512
1,465,730	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 1A1, 6.00%, 07/25/37	1,097,339
2,517,854	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A1, 0.78%, 07/25/37(e)	1,568,437

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,749,242	Credit Suisse Mortgage Capital Certificates, Series 2006-5, Class 3A3, 6.50%, 06/25/36	$1,942,854
1,368,789	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,129,213
6,406,234	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	5,475,851
1,580,893	Credit Suisse Mortgage Capital Certificates, Series 2007-1, Class 5A14, 6.00%, 02/25/37	1,146,660
10,789,534	Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 2A10, 6.00%, 04/25/37	8,948,666
1,407,054	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.95%, 01/27/36(e)(f)	1,338,087
3,985,720	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.72%, 07/25/36(e)(f)	3,786,170
5,675,136	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 5.26%, 05/27/36(e)(f)	5,520,011
4,718,748	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.74%, 05/27/36(e)(f)	4,560,978
1,642,157	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 2.76%, 07/25/36(e)(f)	1,575,195
4,137,896	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 4.74%, 08/25/46(e)(f)	3,631,330
2,986,402	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 3A1, 5.68%, 09/20/37(e)(f)	3,114,745
5,323,626	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 5A1, 2.92%, 09/28/36(e)(f)	5,110,797
5,262,867	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 2.92%, 08/28/36(e)(f)	5,050,792
5,156,762	Deutsche ALT-A Securities Inc Alternate Loan Trust, Series 2007-QA4, Class 1A1A, 0.47%, 08/25/47(e)	3,113,013
2,652,343	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 4A4, 5.25%, 06/25/35	2,425,012
6,161,038	First Horizon Alternative Mortgage Securities, Series 2005-AA5, Class 2A1, 2.36%, 07/25/35(e)	4,468,745

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,524,629	First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.50%, 09/25/35(e)	$1,542,701
2,919,645	First Horizon Alternative Mortgage Securities, Series 2006-AA6, Class 2A1, 2.22%, 11/25/36(e)	1,470,039
6,065,587	First Horizon Alternative Mortgage Securities, Series 2006-AA7, Class A1, 2.32%, 01/25/37(e)	2,773,107
9,166,874	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A9, 6.00%, 07/25/36	6,561,138
6,397,820	GMAC Mortgage Corp Loan Trust, Series 2005-AR4, Class 3A1, 3.11%, 07/19/35(e)	5,548,520
1,979,279	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.08%, 11/19/35(e)	1,355,139
4,426,291	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.27%, 11/19/35(e)	4,044,945
4,201,412	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.34%, 04/19/36(e)	3,366,538
5,728,249	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.44%, 02/25/37(e)	2,336,387
3,756,315	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.63%, 01/25/35(e)(f)	2,984,458
2,300,636	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.76%, 01/25/35(e)	2,008,505
3,486,643	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.74%, 05/25/35(e)	2,523,666
3,424,257	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.75%, 10/25/35(e)	3,135,435
3,369,807	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	2,657,259
3,466,484	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	3,308,615
3,841,986	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 5.02%, 01/25/36(e)	3,161,170
4,853,065	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	4,284,840
3,313,591	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.49%, 11/19/36(e)	2,002,853

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,310,794	Homebanc Mortgage Trust, Series 2005-1, Class A1, 0.53%, 03/25/35(e)	$1,916,192
6,978,908	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.55%, 10/25/35(e)	4,662,005
3,046,952	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.22%, 04/25/37(e)	1,613,142
3,198,006	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.46%, 12/25/36(e)	2,027,313
3,165,840	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.94%, 04/25/47(e)	1,971,590
8,004,122	Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A, 0.39%, 05/25/37(e)	3,309,740
3,585,318	Indymac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, 5.45%, 09/25/36(e)	2,642,983
6,166,040	Indymac Index Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.77%, 06/25/36(e)	2,823,435
6,766,909	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.17%, 01/25/37(e)	4,014,777
4,434,632	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.34%, 03/25/37(e)	2,960,915
1,499,117	JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, 2.82%, 04/25/35(e)	1,276,537
2,515,259	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	2,177,274
1,544,654	JPMorgan Mortgage Trust, Series 2008-R2, Class 2A, 5.50%, 12/27/35(f)	1,232,197
3,037,724	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.38%, 07/25/35(e)	2,069,123
3,429,874	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	2,742,377
2,952,899	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.18%, 02/25/36(e)	1,840,296
9,668,211	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(f)	8,238,886
3,936,080	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(f)	3,370,491

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,799,935	Residential Accredit Loans, Inc., Series 2006-QO6, Class A2, 0.51%, 06/25/46(e)	$2,009,526
6,748,501	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	4,278,523
3,231,673	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	2,131,317
720,099	Residential Accredit Loans, Inc., Series 2006-QS16, Class A7, 6.00%, 11/25/36	437,311
2,773,885	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.61%, 04/25/37(e)	1,145,899
3,804,489	Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.00%, 08/25/36	2,138,583
1,724,377	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	1,627,234
3,577,661	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.09%, 11/25/35(e)	2,221,856
726,515	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	611,149
2,287,773	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	1,743,719
9,730,311	Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 07/25/37	8,040,177
1,949,061	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.61%, 05/25/35(e)	1,284,365
10,108,640	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.99%, 08/25/35(e)	8,169,669
6,449,882	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.60%, 10/25/35(e)	3,761,549
11,098,572	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.73%, 02/25/36(e)	7,503,076
7,041,940	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 5.05%, 10/25/36(e)	3,754,385
13,211,306	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 5.40%, 10/25/36(e)	10,777,490
5,205,325	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.50%, 05/25/37(e)	2,807,372

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,524,489	Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1A, 0.56%, 02/25/36(e)	$3,554,768
6,336,185	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.50%, 05/25/46(e)	2,418,217
6,281,276	Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 2A1, 0.47%, 07/25/46(e)	3,340,731
1,202,581	Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 04/25/35	1,124,627
1,979,696	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.51%, 04/25/37(e)	1,274,412
1,767,748	WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Series A2A1, 0.62%, 01/25/45(e)	1,247,165
1,109,182	WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.46%, 12/25/35(e)	1,086,160
1,617,826	WaMu Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A1, 2.49%, 01/25/36(e)	1,397,847
2,156,886	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21, 0.61%, 01/25/45(e)	1,679,502
1,118,229	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 5.83%, 09/25/36(e)	745,044
1,252,612	WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.54%, 08/25/46(e)	867,650
4,213,347	WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 2A2, 5.19%, 07/25/37(e)	2,546,671
7,373,443	WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.97%, 05/25/47(e)	4,267,491
4,215,564	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,947,244
9,629,638	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	7,047,421
6,849,536	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,155,459
4,733,547	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 4A, 1.19%, 06/25/46(e)	1,846,601

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,218,043	Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.00%, 06/25/37	$3,891,074
2,272,448	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.72%, 07/25/36(e)	1,998,404
3,252,038	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 2.74%, 07/25/36(e)	2,388,917
2,381,622	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 2.65%, 09/25/36(e)	1,676,312
2,747,473	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.43%, 12/25/36(e)	2,549,635
1,810,278	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.70%, 04/25/36(e)	1,349,321
2,188,848	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	1,914,075
2,706,417	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37	2,308,140
1,787,490	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	1,628,962
730,247	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A22, 6.00%, 07/25/37	665,355
1,787,997	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 6.03%, 11/25/37(e)	1,334,077

		515,812,342

Total Non-Agency Mortgage-Backed Securities (Cost $544,025,869)		515,812,342

U.S. GOVERNMENT AGENCIES — 3.2%

Fannie Mae — 0.2%
5,000,000	0.02%, 02/29/12(m)	4,999,922
5,000,000	0.02%, 03/21/12(m)	4,999,864

		9,999,786

Federal Home Loan Bank — 3.0%
80,000,000	0.01%, 02/01/12(m)	80,000,000
12,000,000	0.02%, 02/10/12(m)	11,999,923
2,000,000	0.03%, 02/17/12(m)	1,999,973
5,000,000	0.02%, 03/02/12(m)	4,999,938
10,000,000	0.01%, 03/07/12(m)	9,999,903
9,000,000	0.02%, 03/30/12(m)	8,999,783

		117,999,520

Principal Amount		Value

Freddie Mac — 0.0%
$1,000,000	0.01%, 03/07/12(m)	$999,981

Total U.S. Government Agencies (Cost $128,999,287)		128,999,287

U.S. GOVERNMENT SECURITIES — 0.1%

U.S. Treasury Bills — 0.1%
6,000,000	0.02%, 02/02/12(m)	5,999,997

Total U.S. Government Securities (Cost $5,999,997)		5,999,997

MUNICIPAL BONDS — 0.1%

California — 0.1%
1,130,000	City of Tulare Build America Revenue Bonds, OID, (AGM), 8.75%, 11/15/44	1,268,131
360,000	State of California Build America Bonds GO, 6.65%, 03/01/22	436,835
175,000	State of California Build America Bonds GO, 7.55%, 04/01/39	234,596
1,695,000	State of California Build America Bonds GO, 7.63%, 03/01/40	2,280,233

		4,219,795

Michigan — 0.0%
70,000	City of Detroit GO, OID, 4.50%, 11/01/23	76,834

Total Municipal Bonds (Cost $3,455,540)		4,296,629

Shares		Value

CASH SWEEP — 3.2%

UNITED STATES — 3.2%
125,734,654	Citibank - US Dollars on Deposit in Custody Account, 0.02%(n)	125,734,654

Total Cash Sweep (Cost $125,734,654)		125,734,654

TOTAL INVESTMENTS — 100.8% (Cost $4,032,654,082)(a)		4,011,486,695

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(31,581,431)

NET ASSETS — 100.0%		$3,979,905,264

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Contracts		Value

CALL OPTIONS WRITTEN — (1.3)%
(600)	3M Co., Strike $70.00, Expires 01/19/13	$(1,104,000)
(500)	3M Co., Strike $72.50, Expires 07/21/12	(752,500)
(100)	Apple, Inc., Strike $455.00, Expires 01/19/13	(520,000)
(8,200)	Applied Materials, Inc., Strike $10.00, Expires 04/21/12	(1,935,201)
(3,000)	Applied Materials, Inc., Strike $11.00, Expires 04/21/12	(447,000)
(7,600)	AT&T, Inc., Strike $27.50, Expires 01/19/13	(2,014,001)
(800)	Barrick Gold Corp., Strike $45.00, Expires 01/19/13	(672,000)
(2,620)	Carnival Corp., Strike $25.00, Expires 01/19/13	(1,729,200)
(910)	Carnival Corp., Strike $30.00, Expires 01/19/13	(336,700)
(1,200)	Chevron Corp., Strike $95.00, Expires 01/19/13	(1,596,000)
(4,000)	Corning, Inc., Strike $12.00, Expires 05/19/12	(572,000)
(2,748)	Corning, Inc., Strike $12.00, Expires 08/18/12	(480,900)
(7,250)	Dell, Inc., Strike $14.00, Expires 05/19/12	(2,537,501)
(750)	General Dynamics Corp., Strike $62.50, Expires 01/19/13	(757,500)
(2,250)	Hewlett-Packard Co., Strike $23.00, Expires 01/19/13	(1,473,750)
(2,250)	Hewlett-Packard Co., Strike $25.00, Expires 01/19/13	(1,170,000)
(2,000)	Intel Corp., Strike $25.00, Expires 01/19/13	(610,000)
(2,000)	iShares FTSE China 25 Index Fund, Strike $39.00, Expires 01/19/13	(780,000)
(1,750)	iShares FTSE China 25 Index Fund, Strike $40.00, Expires 01/19/13	(603,750)
(1,750)	iShares MSCI Emerging Markets Index Fund, Strike $43.00, Expires 01/19/13	(700,000)
(1,000)	iShares MSCI Emerging Markets Index Fund, Strike $44.00, Expires 01/19/13	(350,000)
(1,250)	iShares MSCI Emerging Markets Index Fund, Strike $45.00, Expires 01/19/13	(373,750)
(6,000)	iShares MSCI Germany Index Fund, Strike $20.00, Expires 01/19/13	(1,920,000)
(2,000)	iShares MSCI Germany Index Fund, Strike $22.00, Expires 01/19/13	(520,000)
(1,200)	Microsoft Corp., Strike $30.00, Expires 01/19/13	(258,000)
(2,000)	Microsoft Corp., Strike $30.00, Expires 07/21/12	(268,000)

Contracts		Value

(1,750)	Microsoft Corp., Strike $32.50, Expires 01/19/13	$(210,000)
(750)	Mosaic Co. (The), Strike $50.00, Expires 01/19/13	(840,000)
(750)	Mosaic Co. (The), Strike $55.00, Expires 01/19/13	(633,750)
(1,234)	Newmont Mining Corp., Strike $55.00, Expires 01/19/13	(1,240,170)
(500)	Newmont Mining Corp., Strike $62.50, Expires 01/19/13	(305,000)
(1,000)	Newmont Mining Corp., Strike $67.50, Expires 01/19/13	(425,000)
(2,950)	Pfizer, Inc., Strike $20.00, Expires 01/19/13	(669,650)
(250)	SPDR Gold Trust, Strike $165.00, Expires 12/22/12	(431,250)
(1,200)	SPDR Gold Trust, Strike $175.00, Expires 12/22/12	(1,536,000)
(300)	SPDR Gold Trust, Strike $180.00, Expires 01/19/13	(354,000)
(500)	SPDR Gold Trust, Strike $185.00, Expires 03/16/13	(582,500)
(585)	SPDR S&P 500 ETF Trust, Strike $115.00, Expires 09/22/12	(1,145,430)
(2,400)	SPDR S&P 500 ETF Trust, Strike $123.00, Expires 12/22/12	(3,525,601)
(400)	SPDR S&P 500 ETF Trust, Strike $124.00, Expires 12/22/12	(560,800)
(500)	SPDR S&P 500 ETF Trust, Strike $125.00, Expires 01/19/13	(687,500)
(3,000)	SPDR S&P 500 ETF Trust, Strike $125.00, Expires 12/22/12	(4,002,001)
(1,000)	SPDR S&P 500 ETF Trust, Strike $130.00, Expires 09/22/12	(869,000)
(1,500)	SPDR S&P 500 ETF Trust, Strike $130.00, Expires 12/22/12	(1,528,500)
(800)	SPDR S&P 500 ETF Trust, Strike $135.00, Expires 01/19/13	(629,600)
(500)	SPDR S&P 500 ETF Trust, Strike $135.00, Expires 06/16/12	(193,000)
(300)	SPDR S&P 500 ETF Trust, Strike $135.00, Expires 09/22/12	(177,600)
(1,000)	SPDR S&P 500 ETF Trust, Strike $135.00, Expires 12/22/12	(745,000)
(500)	SPDR S&P 500 ETF Trust, Strike $140.00, Expires 01/19/13	(275,500)
(1,250)	Target Corp., Strike $45.00, Expires 01/19/13	(968,750)
(3,000)	Time Warner, Inc., Strike $31.00, Expires 07/21/12	(2,175,001)
(2,050)	United Technologies Corp., Strike $70.00, Expires 01/19/13	(2,439,501)
(800)	United Technologies Corp., Strike $80.00, Expires 01/19/13	(464,000)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Contracts		Value

(1,250)	United Technologies Corp., Strike $82.50, Expires 01/19/13	$(581,250)

Total Call Options Written (Premiums received $(50,019,662))		(52,677,107)

STRUCTURED OPTIONS — (0.5)%
5,140	CAC 40 Index, One call strike $3,891.43, One written put strike $3,447.81, Expires 09/21/12, Broker JPMorgan Chase Bank NA	(1,921,900)
4,942	CAC 40 Index, One call strike $4,047.21, One written put strike $3,757.83, Expires 02/17/12, Broker JPMorgan Chase Bank NA	(2,276,098)
2,924	DAXK Index, One call strike $3,420.00, One written put strike $2,958.30, Expires 06/21/13, Broker JPMorgan Chase Bank NA	437,728
2,884	DAXK Index, One call strike $3,467.01, One written put strike $2,998.96, Expires 06/21/13, Broker JPMorgan Chase Bank NA	324,169
200,000	SPX/TWSE Index, One call strike $100.00, One written put strike $92.50, Expires 12/21/12, Broker JPMorgan Chase Bank NA	(664,978)
200,000	SPX/TWSE Index, One call strike $100.00, One written put strike $93.25, Expires 09/19/12, Broker JPMorgan Chase Bank NA	1,426,093
5,076	SX5E Index, One call strike $2,954.92, One written put strike $2,751.03, Expires 02/17/12, Broker JPMorgan Chase Bank NA	(1,706,119)
3,323	SX5E Index, One call strike $3,008.89, One written put strike $2,708.00, Expires 06/15/12, Broker JPMorgan Chase Bank NA	(1,289,276)
6,519	SX5E Index, One call strike $3,068.00, One written put strike $2,860.91, Expires 02/17/12, Broker JPMorgan Chase Bank NA	(2,907,054)
64,194	TWSE Index, One call strike $8,567.82, One written put strike $7,059.88, Expires 09/11/12, Broker JPMorgan Chase Bank NA	(808,397)

Contracts		Value

2,320	TWSE Index, One call strike $8,619.90, One written put strike $7,033.84, Expires 09/03/12, Broker JPMorgan Chase Bank NA	$(873,301)
4,591	TWSE Index, One call strike $8,712.95, One written put strike $7,602.05, Expires 12/19/12, Broker JPMorgan Chase Bank NA	(3,372,740)
3,429	TWSE Index, One call strike $8,749.55, One written put strike $7,240.25, Expires 09/18/13, Broker JPMorgan Chase Bank NA	(1,980,009)
65,156	TWSE Index, One call strike $8,901.72, One written put strike $7,081.32, Expires 10/08/12, Broker JPMorgan Chase Bank NA	(958,875)
48,394	TWSE Index, One call strike $8,957.65, One written put strike $7,121.33, Expires 10/22/12, Broker JPMorgan Chase Bank NA	(767,199)
31,722	TWSE Index, One call strike $9,041.74, One written put strike $7,375.35, Expires 12/21/12, Broker JPMorgan Chase Bank NA	(702,730)

Total Structured Options		(18,040,686)

FUTURES CONTRACTS: SHORT POSITION

Contracts		Unrealized Appreciation/ (Depreciation)

2,995	MSCI Taiwan Stock Index, February 2012	$133,830
823	Euro STOXX 50, March 2012	(3,823,657)
595	CAC40, March 2012	(1,768,088)

	Net unrealized depreciation	$(5,457,915)

Unrealized Appreciation

SWAP AGREEMENTS (PURCHASED)

Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 01/04/16 (Underlying notional amount $10,000,000)(c)	$184,431

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Unrealized Appreciation

Equity swap with Barclays Bank Plc paying an amount if the Chicago Board Options Exchange (CBOE) S&P 500 Volatility Index is over the reference strategy level of each valuation date and receiving an amount if the CBOE S&P 500 Volatility Index is under the reference strategy level of each valuation date, expiring 04/01/16 (Underlying notional amount $10,000,000)(c)	$192,470

$376,901

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)

Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 25.75 and receiving an amount if the realized correlation is under the correlation strike price of 25.75, expiring 04/18/12 (Underlying notional amount $50,000)(c)	$(1,406,225)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 26.25 and receiving an amount if the realized correlation is under the correlation strike price of 26.25, expiring 04/13/12 (Underlying notional amount $50,000)(c)	(1,388,148)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.25 and receiving an amount if the realized correlation is under the correlation strike price of 28.25, expiring 04/05/13 (Underlying notional amount $50,000)(c)	(1,018,434)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.75 and receiving an amount if the realized correlation is under the correlation strike price of 28.75, expiring 03/23/12 (Underlying notional amount $50,000)(c)	(1,265,587)

Unrealized Appreciation/ (Depreciation)

Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.40 and receiving variance of the S&P 500 Index under the target volatility of 32.40, expiring 12/18/15 (Underlying notional amount $250,000)	$541,797
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.60 and receiving variance of the S&P 500 Index under the target volatility of 32.60, expiring 12/18/15 (Underlying notional amount $250,000)	1,044,869
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 32.90 and receiving variance of the S&P 500 Index under the target volatility of 32.90, expiring 12/18/15 (Underlying notional amount $250,000)	1,088,700
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 33.90 and receiving variance of the S&P 500 Index under the target volatility of 33.90, expiring 12/18/15 (Underlying notional amount $250,000)	1,303,124
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $200,000)	1,055,101
Equity swap with Barclays Bank Plc paying variance of the S&P 500 Index over the target volatility of 36.00 and receiving variance of the S&P 500 Index under the target volatility of 36.00, expiring 12/18/15 (Underlying notional amount $250,000)	1,751,968
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/21/12 (Underlying notional amount $100,000)(c).	(1,391,527)

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 32% and receiving an amount if the realized correlation ratio is under 32%, expiring 12/21/12 (Underlying notional amount $50,000)(c)	$(810,760)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount JPY 4,625,000)(c)	(1,299,763)
Equity swap with BNP Paribas receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(c)	(6,635,128)
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 28.70 and receiving variance of the S&P 500 Index under the target volatility of 28.70, expiring 12/18/15 (Underlying notional amount $250,000)	65,838
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 31.30 and receiving variance of the S&P 500 Index under the target volatility of 31.30, expiring 12/18/15 (Underlying notional amount $500,000)	1,484,970
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 31.55 and receiving variance of the S&P 500 Index under the target volatility of 31.55, expiring 12/18/15 (Underlying notional amount $250,000)	795,558
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 32.30 and receiving variance of the S&P 500 Index under the target volatility of 32.30, expiring 12/18/15 (Underlying notional amount $270,000)	675,337

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 32.55 and receiving variance of the S&P 500 Index under the target volatility of 32.55, expiring 12/18/15 (Underlying notional amount $500,000)	$2,250,840
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.00 and receiving variance of the S&P 500 Index under the target volatility of 33.00, expiring 12/18/15 (Underlying notional amount $250,000)	750,728
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying notional amount $500,000)	2,344,833
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying notional amount $500,000)	813,849
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/18/15 (Underlying notional amount $250,000)	1,239,736
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.30 and receiving variance of the S&P 500 Index under the target volatility of 33.30, expiring 12/18/15 (Underlying notional amount $250,000)	1,226,498
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 33.80 and receiving variance of the S&P 500 Index under the target volatility of 33.80, expiring 12/18/15 (Underlying notional amount $250,000)	1,326,823

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 34.00 and receiving variance of the S&P 500 Index under the target volatility of 34.00, expiring 12/18/15 (Underlying notional amount $250,000)	$1,013,765
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 34.05 and receiving variance of the S&P 500 Index under the target volatility of 34.05, expiring 12/18/15 (Underlying notional amount $250,000)	1,383,040
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 34.30 and receiving variance of the S&P 500 Index under the target volatility of 34.30, expiring 12/18/15 (Underlying notional amount $250,000)	1,476,999
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 35.20 and receiving variance of the S&P 500 Index under the target volatility of 35.20, expiring 12/18/15 (Underlying notional amount $200,000)	995,578
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 35.30 and receiving variance of the S&P 500 Index under the target volatility of 35.30, expiring 12/18/15 (Underlying notional amount $100,000)	670,375
Equity swap with JPMorgan Chase Bank paying variance of the S&P 500 Index over the target volatility of 35.50 and receiving variance of the S&P 500 Index under the target volatility of 35.50, expiring 12/18/15 (Underlying notional amount $100,000)	530,650

$10,615,404

At January 31, 2012, the Global Opportunities Fund held investments in restricted securities amounting to $6,390,000 or 0.16% of net assets, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/12 Carrying Value Per Unit

$750,000	Integra LifeSciences Holdings Corp., Cnv., 06/01/12(f)	05/01/09	$99.00
$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(f)(h)	01/19/11	$45.00

(a)	Cost for federal income tax purposes is $4,033,888,987 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$186,948,374
Unrealized depreciation	(209,350,666)

Net unrealized depreciation	$(22,402,292)

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $210,329,517 or 5.28% of net assets.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $7,904,914, which is 0.20% of net assets.
(e)	Variable rate security. Rate shown is the rate as of January 31, 2012.
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $473,158,122, which is 11.89% of net assets.

(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments.
(i)	Principal amount denoted in Singapore Dollars.
(j)	Zero coupon bond. The rate represents the yield at time of purchase.
(k)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(l)	Principal amount denoted in Euros.
(m)	The rate represents the annualized yield at time of purchase.
(n)	Rate shown represents current yield at January 31, 2012.

ADR — American Depositary Receipt
AGM — Assured Guaranty Municipal Corp.
Cnv. — Convertible
FOR — Foreign Ownership Restrictions
GO — General Obligations
JPY — Japanese Yen
OID — Original Issue Discount
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	1.5%
Banks	0.5%
Collateralized Mortgage Obligations	13.0%
Consumer Discretionary	13.3%
Consumer Staples	4.0%
Diversified Financials	1.2%
Energy	6.4%
Government Bonds	11.1%
Health Care	6.0%
Industrials	8.2%
Information Technology	7.1%
Insurance	0.9%
Materials	4.1%
Municipal Bonds	0.1%
Real Estate	1.0%
Telecommunication Services	6.2%
U.S. Government and Agency Securities	3.3%
Utilities	3.1%
Other*	9.0%

100.0%

*	Includes cash and equivalents, exchange traded funds, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	January 31, 2012
(Unaudited)

Shares		Value

COMMON STOCKS — 38.9%

ARGENTINA — 1.5%
Energy — 1.5%
1,000,000	YPF SA - ADR	$35,000,000

CANADA — 5.9%
Materials — 5.9%
5,000,000	Harry Winston Diamond Corp.(b)(c)	58,496,828
7,000,000	Kinross Gold Corp.	79,030,000

		137,526,828

FRANCE — 3.3%
Energy — 2.1%
950,000	Total SA - ADR	50,321,500

Utilities — 1.2%
1,000,000	GDF Suez	27,141,923

		77,463,423

RUSSIA — 2.1%
Energy — 2.1%
4,000,000	Gazprom OAO - ADR(b)	48,200,000

SWITZERLAND — 2.0%
Energy — 2.0%
1,000,000	Transocean Ltd.	47,300,000

THAILAND — 2.4%
Energy — 2.4%
3,000,000	Banpu Public Co. Ltd. - NVDR(b)	57,235,247

UNITED STATES — 21.7%
Energy — 1.9%
800,000	Baker Hughes, Inc.	39,304,000
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)(e)	0
138,500	Plains Exploration & Production Co.(c)	5,224,220
122,384	Vertex Energy, Inc.(b)(c)	281,483

		44,809,703

Industrials — 3.9%
15,000,000	Boart Longyear Ltd.(b)	56,055,120
400,000	Deere & Co.	34,460,000

		90,515,120

Materials — 15.9%
966,000	Monsanto Co.	79,260,300
2,000,000	Mosaic Co. (The)	111,940,000
1,200,000	Newmont Mining Corp.	73,776,000
4,000,000	Steel Dynamics, Inc.	63,800,000
600,000	Walter Energy, Inc.	41,478,000

		370,254,300

		505,579,123

Total Common Stocks (Cost $978,383,618)		908,304,621

Shares		Value

PREFERRED STOCKS — 0.0%

Energy — 0.0%
418,619	Vertex Energy, Inc., Series A, Cnv.(b)(c)(d)	$0

Total Preferred Stocks (Cost $3,482,025)		0

Number of Coins

COLLECTIBLE COINS — 2.0%

UNITED STATES — 2.0%
189	Various Collectible Coins and Sets of Coins(b)	47,739,926

Total Collectible Coins (Cost $46,692,896)		47,739,926

Fine Troy Ounces

COMMODITIES — 6.7%

UNITED STATES — 6.7%
60,175	Gold Bullion	104,610,417
31,936	Platinum	50,738,249

Total Commodities (Cost $101,702,619)		155,348,666

Contracts		Value

CALL OPTIONS PURCHASED — 0.1%

Commodities — 0.1%
2,500	Chicago Board of Trade Soybean Futures, Strike $1,360.00, Expiring 02/24/12	187,500
500	Chicago Board of Trade Soybean Futures, Strike $1,360.00, Expiring 02/24/12	37,500
2,000	Chicago Board of Trade Soybean Futures, Strike $1,480.00, Expiring 02/24/12	25,000
1,000	Chicago Board of Trade Soybean Futures, Strike $1,480.00, Expiring 02/24/12	12,500
7,000	New York Mercantile Exchange Natural Gas Futures, Strike $4.50, Expiring 02/24/12	69,993
3,000	New York Mercantile Exchange Natural Gas Futures, Strike $4.50, Expiring 02/24/12	29,997
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 03/25/13	56,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 04/25/13	65,400
600	New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 05/28/13	95,400

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Contracts			Value

Commodities (continued)
600		New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 06/25/13	$95,400
600		New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 07/26/13(b)	115,800
600		New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 08/27/13(b)	141,000
600		New York Mercantile Exchange Natural Gas Futures, Strike $7.00, Expiring 09/25/13	171,600

Total Call Options Purchased (Cost $33,510,644)			1,103,490

PUT OPTIONS PURCHASED — 0.8%

Commodities — 0.8%
4,400		New York Mercantile Exchange Brent Crude Oil Futures, Strike $85.00, Expiring 11/12/12.	19,008,000

Total Put Options Purchased (Cost $35,296,100)			19,008,000

Principal
Amount			Value

ASSET-BACKED SECURITIES — 5.2%

UNITED STATES — 5.2%
9,450,000		SLM Student Loan Trust, Series 2002-7, Class A10, 2.78%, 03/15/28(f)	9,308,250
23,750,000		SLM Student Loan Trust, Series 2002-7, Class A11, 1.80%, 03/15/28(f)	23,393,750
2,650,000		SLM Student Loan Trust, Series 2002-7, Class A6, 1.78%, 03/15/28(f)	2,610,250
9,950,000		SLM Student Loan Trust, Series 2002-7, Class A7, 2.78%, 03/15/28(f)	9,800,750
11,650,000		SLM Student Loan Trust, Series 2002-7, Class A8, 1.80%, 03/15/28(f)	11,475,250
5,800,000		SLM Student Loan Trust, Series 2002-7, Class A9, 1.80%, 03/15/28(f)	5,713,000
3,350,000		SLM Student Loan Trust, Series 2003-2, Class A6, 1.79%, 09/15/28(f)	3,249,500
21,850,000		SLM Student Loan Trust, Series 2003-2, Class A7, 1.78%, 09/15/28(f)	21,194,500
9,000,000		SLM Student Loan Trust, Series 2003-2, Class A8, 1.80%, 09/15/28(f)	8,730,000

Principal
Amount			Value

UNITED STATES (continued)
21,550,000		SLM Student Loan Trust, Series 2003-2, Class A9, 1.79%, 09/15/28(f)	$20,903,500
4,000,000		SLM Student Loan Trust, Series 2003-5, Class A9, 1.78%, 06/17/30(f)	3,780,000

Total Asset-Backed Securities (Cost $118,658,695)			120,158,750

CORPORATE BONDS — 0.1%

UNITED STATES — 0.1%
Diversified Financials — 0.1%
1,015,000		General Electric Capital Corp., 0.57%, 12/21/12(f)	1,018,791
2,248,000		JPMorgan Chase & Co., 0.82%, 12/26/12(f)	2,260,629

Total Corporate Bonds (Cost $3,269,796)			3,279,420

GOVERNMENT BONDS — 7.2%

AUSTRALIA — 7.2%
64,000,000	(g)	Australia Government Bond, 5.99%, 08/20/20.	127,359,950
32,000,000	(g)	New South Wales Treasury Corp., 4.01%, 11/20/20	41,373,095

Total Government Bonds (Cost $146,500,183)			168,733,045

U.S. GOVERNMENT AGENCIES — 23.8%

Fannie Mae — 1.5%
10,995,000		0.03%, 02/16/12(h)	10,994,885
10,000,000		0.02%, 02/29/12(h)	9,999,844
15,000,000		0.02%, 03/21/12(h)	14,999,592

			35,994,321

Federal Home Loan Bank — 22.3%
63,000,000		0.01%, 02/01/12(h)	63,000,000
115,000,000		0.01%, 02/01/12(h)	114,999,999
25,000,000		0.02%, 02/08/12(h)	24,999,888
16,400,000		0.03%, 02/08/12(h)	16,399,914
14,000,000		0.03%, 02/10/12(h)	13,999,920
3,900,000		0.03%, 02/10/12(h)	3,899,971
13,000,000		0.02%, 02/15/12(h)	12,999,899
14,000,000		0.03%, 02/17/12(h)	13,999,813
17,000,000		0.03%, 02/17/12(h)	16,999,773
30,000,000		0.03%, 02/24/12(h)	29,999,425
30,000,000		0.05%, 02/24/12(h)	29,999,042
6,300,000		0.01%, 03/02/12(h)	6,299,948
25,000,000		0.02%, 03/02/12(h)	24,999,688
10,000,000		0.01%, 03/07/12(h)	9,999,903
5,000,000		0.02%, 03/07/12(h)	4,999,927
20,000,000		0.02%, 03/21/12(h)	19,999,401

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Federal Home Loan Bank (continued)
112,000,000	0.02%, 03/23/12(h)	$111,996,827

		519,593,338

Total U.S. Government Agencies (Cost $555,587,659)		555,587,659

U.S. GOVERNMENT SECURITIES — 16.3%

U.S. Treasury Bills — 7.0%
54,000,000	0.02%, 02/02/12(h)	53,999,972
100,000	0.05%, 02/02/12(h)	100,000
40,000,000	0.03%, 02/09/12(h)	39,999,738
30,000,000	0.04%, 02/16/12(h)	29,999,487
40,000,000	0.01%, 02/23/12(h)	39,999,756

		164,098,953

U.S. Treasury Notes — 9.3%
101,875,000	2.13%, 01/15/19(i)	130,034,539
72,200,000	1.25%, 07/15/20(i)	86,741,378

		216,775,917

Total U.S. Government Securities (Cost $352,996,820)		380,874,870

Shares

CASH SWEEP — 0.5%

11,963,477	Citibank - US Dollars on Deposit in Custody Account, 0.02%(j)	11,963,477

Total Cash Sweep (Cost $11,963,477)		11,963,477

TOTAL INVESTMENTS — 101.6% (Cost $2,388,044,532)(a)		2,372,101,924

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(37,148,952)

NET ASSETS — 100.0%		$2,334,952,972

Contracts		Value

PUT OPTIONS WRITTEN — (2.0)%

Commodities — (2.0)%
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 03/25/13	(1,849,200)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 03/25/13	(4,954,801)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 04/25/13	(1,827,800)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 04/25/13	(4,898,001)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 05/28/13	(1,829,400)

Contracts		Value

Commodities (continued)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 05/28/13	$(4,876,001)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 06/25/13	(1,764,600)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 06/25/13	(4,731,600)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 07/26/13	(1,767,600)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 07/26/13	(4,724,000)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 08/27/13	(1,798,200)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 08/27/13	(4,777,201)
(200)	New York Mercantile Exchange Natural Gas Futures, Strike $4.15, Expiring 09/25/13	(1,774,600)
(400)	New York Mercantile Exchange Natural Gas Futures, Strike $4.55, Expiring 09/25/13	(4,709,200)

Total Put Options Written (Premiums received $(11,837,000))		(46,282,204)

FUTURES CONTRACTS:
SHORT POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

400	New York Mercantile Exchange Heating Oil, March 2012	$(319,620)
800	London Metal Exchange Copper, December 2012	13,832,500
3,472	New York Mercantile Exchange WTI Crude Oil, December 2012	398,240

	Net unrealized appreciation	$13,911,120

FUTURES CONTRACTS:
LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

2,000	New York Mercantile Exchange Natural Gas, March 2012	$(14,938,550)
3,400	New York Mercantile Exchange Natural Gas, October 2012	3,027,183
800	London Metal Exchange Copper, December 2012	(19,780,000)
1,000	New York Mercantile Exchange Natural Gas, January 2013	1,509,620

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

FUTURES CONTRACTS: LONG POSITIONS (Concluded)

Contracts		Unrealized Appreciation/ (Depreciation)

1,000	New York Mercantile Exchange Natural Gas, February 2013	$1,531,690
1,000	New York Mercantile Exchange Natural Gas, March 2013	1,687,870
3,472	New York Mercantile Exchange WTI Crude Oil, December 2013	1,280,560

	Net unrealized depreciation	$(25,681,627)

		Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/14 (Underlying notional amount $1,053,500)(b)		$(109,712)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/14 (Underlying notional amount $1,053,500)(b)		(109,655)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/14 (Underlying notional amount $1,053,500)(b)		(109,591)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/14 (Underlying notional amount $1,053,500)(b)		(109,528)

		Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/14 (Underlying notional amount $1,053,500)(b)		$(109,462)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/14 (Underlying notional amount $1,053,500)(b)		(109,396)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/14 (Underlying notional amount $1,053,500)(b)		(109,327)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/14 (Underlying notional amount $1,053,500)(b)		(109,258)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/14 (Underlying notional amount $1,053,500)(b)		(109,189)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/14 (Underlying notional amount $1,053,500)(b)		(109,117)

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/14 (Underlying notional amount $1,053,500)(b)	$(109,046)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/14 (Underlying notional amount $1,053,500)(b)	(108,971)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Soybean Index, paying a fixed amount per bushel and receiving the closing settlement price of CBOT November 2012 Soybean Futures contracts on the termination date, expiring 10/26/12 (Underlying notional amount $39,893,306)	1,616,180
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Soybean Oil Index, paying a fixed amount per pound and receiving the closing settlement price of CBOT March 2012 Soybean Oil Futures contracts on the termination date, expiring 02/27/12 (Underlying notional amount $29,894,280)	627,600
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 27,992,970)	2,791,567

$3,723,095

Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/29/12 (Underlying notional amount $891,500)(b)	$439,909
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/12 (Underlying notional amount $891,500)(b)	289,813
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/12 (Underlying notional amount $891,500)(b)	170,612
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/12 (Underlying notional amount $891,500)(b)	170,485
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/12 (Underlying notional amount $891,500)(b)	170,345

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/12 (Underlying notional amount $891,500)(b)	$120,515
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/12 (Underlying notional amount $891,500)(b)	120,469
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/12 (Underlying notional amount $891,500)(b)	120,434
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/12 (Underlying notional amount $891,500)(b)	(10,729)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/12 (Underlying notional amount $891,500)(b)	(10,727)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/12 (Underlying notional amount $891,500)(b)	(10,727)

Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Live Cattle Index, receiving a fixed amount per pound and paying the closing settlement price of CME April 2012 Live Cattle Futures contracts on the termination date, expiring 04/05/12 (Underlying notional amount $60,878,494)	$(837,194)

$733,205

At January 31, 2012, the Real Return Fund held investments in restricted securities with a cost of $19,527,013 and aggregate value of $0, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/12 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.(b)(c)(d)(e)	03/15/07	$—

(a)	Cost for federal income tax purposes is $2,388,044,532 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$160,220,200
Unrealized depreciation	(176,162,808)

Net unrealized depreciation	$(15,942,608)

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $176,573,812 or 7.56% of net assets.
(c)	Non-income producing security.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The cost of fair valued securities is $23,009,039 and the aggregate value is zero.
(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The cost of the security is $19,527,013 and the aggregate value is zero.

(f)	Variable rate security. Rate shown is the rate as of January 31, 2012.
(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(h)	The rate represents the annualized yield at time of purchase.
(i)	Inflation protected security. Principal amount reflects original security face amount.
(j)	Rate shown represents current yield at January 31, 2012.

ADR — American Depositary Receipt
Cnv. — Convertible
NVDR — Non-Voting Depositary Receipt

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Portfolio diversification by Sector (Unaudited)
Percentage
Sector	of Net Assets

Asset-Backed Securities	5.2%
Collectible Coins	2.0%
Commodities	6.7%
Diversified Financials	0.1%
Energy	12.0%
Government Bonds	7.2%
Industrials	3.9%
Materials	21.8%
U.S. Government and Agency Securities	40.1%
Utilities	1.2%
Other*	(0.2)%

100.0%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	January 31, 2012
(Unaudited)

Principal Amount		Value

CORPORATE BONDS — 37.7%

Banks — 9.2%
$3,800,000	Bank of America Corp., 4.50%, 04/01/15	$3,855,936
65,000	Bank of America Corp., 3.63%, 03/17/16	63,690
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,160,371
540,000	Bank of New York Mellon Corp. (The), 4.30%, 05/15/14	581,011
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,047,736
9,000	Citigroup, Inc., 5.13%, 05/05/14	9,450
1,600,000	Citigroup, Inc., 4.59%, 12/15/15	1,680,174
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	5,253,660
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,080,865
2,340,000	Credit Suisse New York, 3.50%, 03/23/15	2,392,519
1,175,000	Deutsche Bank AG, 3.45%, 03/30/15	1,208,742
50,000	Deutsche Bank AG, 3.25%, 01/11/16	51,491
1,045,000	European Investment Bank, 1.25%, 02/14/14	1,049,877
7,180,000	JPMorgan Chase & Co., 3.70%, 01/20/15	7,561,768
1,235,000	JPMorgan Chase & Co., 3.40%, 06/24/15	1,289,423
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,169,200
3,000,000	Westpac Banking Corp., 2.90%, 09/10/14(b)	3,142,437

		42,598,350

Banks-Netherlands — 1.3%
6,000,000	ING Bank NV, 2.63%, 02/09/12(b)	5,999,866

Banks-United Kingdom — 0.1%
500,000	Bank of England, 1.38%, 03/07/14(b)	508,179

Consumer Discretionary — 0.5%
1,000,000	Cornell University, 4.35%, 02/01/14	1,070,930
200,000	Dartmouth College, 4.75%, 06/01/19	233,451

Principal Amount		Value

Consumer Discretionary (continued)
$1,000,000	Snap-On, Inc., 5.85%, 03/01/14	$1,081,184

		2,385,565

Consumer Staples — 2.1%
1,050,000	Coca-Cola Co. (The), 1.50%, 11/15/15	1,075,432
500,000	Coca-Cola Co. (The), 1.80%, 09/01/16	514,653
1,995,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	2,162,488
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,593,924
970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,014,549
580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	616,614
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,568,978

		9,546,638

Diversified Financials — 10.0%
40,000	American Express Credit Corp., 5.13%, 08/25/14	43,504
3,145,000	American Express Credit Corp., Series C, 7.30%, 08/20/13	3,423,980
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,029,918
8,000	Bear Stearns Cos. LLC (The), 5.70%, 11/15/14	8,816
2,000,000	Caterpillar Financial Services Corp., 2.00%, 04/05/13	2,033,856
40,000	Credit Suisse USA, Inc., 5.13%, 01/15/14	42,065
3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	3,014,775
2,672,000	Eksportfinans A/S, 5.00%, 02/14/12	2,672,504
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,359,238
2,205,000	Eksportfinans A/S, 2.00%, 09/15/15	1,938,502
100,000	Eksportfinans A/S, 2.38%, 05/25/16	86,091
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	498,796
3,000,000	FIH Erhvervsbank A/S, 2.45%, 08/17/12(b)	3,028,785
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	2,148,932

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Diversified Financials (continued)
$1,500,000	Ford Credit Auto Owner Trust, 4.21%, 04/15/16(b)	$1,540,374
950,000	General Electric Capital Corp, 3.50%, 06/29/15	1,009,649
4,745,000	General Electric Capital Corp, 2.90%, 01/09/17	4,892,712
1,250,000	General Electric Capital Corp., 2.80%, 01/08/13	1,275,050
425,000	General Electric Capital Corp., 1.88%, 09/16/13	430,346
3,165,000	General Electric Capital Corp., 2.10%, 01/07/14	3,222,214
10,000	General Electric Capital Corp., 5.38%, 10/20/16	11,361
990,000	General Electric Capital Corp., Series A, 3.75%, 11/14/14	1,052,683
10,000	Goldman Sachs Group, Inc. (The), 5.50%, 11/15/14	10,657
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	2,988,243
2,000,000	Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14(b)	2,008,868
2,555,000	PNC Funding Corp., 3.00%, 05/19/14	2,655,854
50,000	PNC Funding Corp., 3.63%, 02/08/15	53,290
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,032,800
1,775,000	Toyota Motor Credit Corp., 2.80%, 01/11/16	1,862,161
1,000,000	USAA Capital Corp., 1.05%, 09/30/14(b)	995,380

		46,371,404

Energy — 1.7%
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,919,739
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,016,350
4,365,000	Shell International Finance BV, 4.00%, 03/21/14	4,684,025
90,000	Shell International Finance BV, 3.10%, 06/28/15	97,035

		7,717,149

Health Care — 4.4%
820,000	Celgene Corp., 2.45%, 10/15/15	836,973
570,000	Express Scripts, Inc., 6.25%, 06/15/14	624,749

Principal Amount		Value

Health Care (continued)
$3,035,000	Johnson & Johnson, 2.15%, 05/15/16	$3,192,598
500,000	McKesson Corp., 6.50%, 02/15/14	552,026
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	508,665
29,000	Medtronic, Inc., 3.00%, 03/15/15	30,915
1,570,000	Novartis Capital Corp., 4.13%, 02/10/14	1,682,268
2,705,000	Pfizer, Inc., 5.35%, 03/15/15	3,083,256
4,570,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	4,967,773
2,000,000	Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	2,022,620
500,000	Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	529,556
2,008,000	Wyeth, 5.50%, 02/01/14	2,209,200

		20,240,599

Industrials — 0.7%
500,000	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	501,282
950,000	Tyco Electronics Group SA, 5.00%, 02/03/22	947,853
1,801,000	Tyco International Finance SA, 3.38%, 10/15/15	1,895,580
80,000	United Parcel Service, Inc., 3.88%, 04/01/14	85,315

		3,430,030

Information Technology — 1.5%
3,165,000	Cisco Systems, Inc., 1.63%, 03/14/14	3,235,124
2,140,000	Fiserv, Inc., 3.13%, 06/15/16	2,198,450
930,000	International Business Machines Corp., 2.10%, 05/06/13	948,414
600,000	International Business Machines Corp., 1.95%, 07/22/16	620,560
25,000	Texas Instruments, Inc., 2.38%, 05/16/16	26,212

		7,028,760

Insurance — 2.8%
500,000	Berkshire Hathaway Finance Corp., 4.50%, 01/15/13	519,641

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Insurance (continued)
$1,400,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	$1,495,460
815,000	Berkshire Hathaway Inc, 1.90%, 01/31/17	827,824
3,905,000	Berkshire Hathaway, Inc., 3.20%, 02/11/15	4,173,633
5,800,000	New York Life Global Funding, 4.65%, 05/09/13(b)	6,070,309

		13,086,867

Materials — 1.8%
630,000	Airgas, Inc., 2.85%, 10/01/13	641,611
630,000	Airgas, Inc., 4.50%, 09/15/14	666,669
1,500,000	Anglo American Capital Plc, 2.15%, 09/27/13(b)	1,505,342
1,250,000	Dow Chemical Co. (The), 5.90%, 02/15/15	1,408,600
2,710,000	Dow Chemical Co. (The), 2.50%, 02/15/16	2,766,371
1,000,000	International Paper Co., 9.38%, 05/15/19	1,320,686

		8,309,279

Telecommunication Services — 0.7%
3,000,000	America Movil Sab de CV, 2.38%, 09/08/16	3,038,447

Utilities — 0.9%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,786,976
2,475,000	NextEra Energy Capital Holdings, Inc., 2.60%, 09/01/15	2,526,178

		4,313,154

Total Corporate Bonds (Cost $168,144,155)		174,574,287

MUNICIPAL BONDS — 6.8%

California — 1.1%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,834,946

Connecticut — 0.2%
1,000,000	State of Connecticut Taxable GO, Series A, 3.59%, 03/01/12	1,000,000

Principal Amount		Value

District Of Columbia — 0.5%
$1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	$1,067,250
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,428,411

		2,495,661

Georgia — 0.7%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,282,749

Maine — 0.1%
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	486,790

Maryland — 0.0%
110,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	115,653

Michigan — 0.2%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,118,214

Minnesota — 0.2%
40,000	Duluth Independent School District No 709 Build America Bonds COP (School District Credit) 3.50%, 02/01/15	42,551
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	654,132

		696,683

New Jersey — 1.8%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,645,980
1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 1.90%, 06/15/15	1,004,160
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 2.27%, 06/15/16	100,971

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

New Jersey (continued)
$2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	$2,143,460
1,500,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.10%, 09/01/13	1,524,120
1,515,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.61%, 09/01/14	1,564,071
140,000	New Jersey Economic Development Authority School Improvement Revenue Bonds, Series FF 3.17%, 09/01/14	143,913

		8,126,675

New York — 0.9%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,746,523
80,000	New York State Dormitory Authority University & College Improvememts Revenue Bonds, Series G 2.83%, 03/15/16	85,026
360,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, 5.64%, 12/15/13	375,293
1,075,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	1,154,400

		4,361,242

North Carolina — 0.0%
100,000	County of Forsyth Property Improvement GO, Series B, OID 4.25%, 03/01/13	104,357

Ohio — 0.7%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,281,387

Principal Amount		Value

Ohio (continued)
$755,000	Ohio State Taxable Advanced Energy Revenue Bonds 4.45%, 04/01/16	$823,161

		3,104,548

Oregon — 0.1%
500,000	State of Oregon Public Improvements GO, Series B 2.22%, 08/01/13	508,539

Pennsylvania — 0.0%
175,000	Owen J Roberts School District Refunding GO (AGM, State Aid Withholding) 5.50%, 08/15/19	179,941

South Carolina — 0.3%
1,050,000	State of South Carolina Refunding GO, Series A 5.00%, 06/01/17	1,281,399

Total Municipal Bonds (Cost $30,487,838)		31,697,397

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%

2,800,000	Freddie Mac Mortgage-Linked Amortizing Notes, 2.06%, 01/15/22	2,833,696

Total Collateralized Mortgage Obligations (Cost $2,799,999)		2,833,696

U.S. GOVERNMENT AGENCIES — 22.3%

Fannie Mae — 1.1%
550,000	5.00%, 08/02/12	563,483
3,750,000	5.00%, 03/02/15	4,252,125
200,000	1.63%, 10/26/15	207,044
85,000	2.25%, 03/15/16	89,590
5,538	7.50%, 08/01/25	6,517

		5,118,759

Federal Farm Credit Bank — 1.2%
400,000	4.50%, 10/17/12	412,098
1,000,000	1.88%, 12/07/12	1,013,874
500,000	1.75%, 02/21/13	507,417
3,300,000	2.63%, 04/17/14	3,463,637
105,000	3.00%, 09/22/14	112,052
90,000	4.88%, 12/16/15	104,022

		5,613,100

Federal Home Loan Bank — 9.6%
335,000	4.63%, 08/15/12	343,046
990,000	4.50%, 09/14/12	1,016,024
660,000	5.00%, 09/14/12	679,265

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Federal Home Loan Bank (continued)
$145,000	4.88%, 12/14/12	$150,820
788,745	5.27%, 12/28/12	815,706
50,000	3.50%, 03/08/13	51,806
1,400,000	3.88%, 03/08/13	1,456,357
955,000	5.00%, 03/08/13	1,005,270
150,000	1.00%, 03/27/13	151,327
2,000,000	3.75%, 06/14/13	2,092,720
765,000	4.25%, 06/14/13	806,336
75,000	5.38%, 06/14/13	80,205
1,500,000	1.88%, 06/21/13	1,532,957
500,000	4.38%, 09/13/13	532,463
2,690,000	5.25%, 09/13/13	2,901,192
210,000	5.50%, 12/11/13	229,947
7,695,000	3.13%, 12/13/13	8,088,376
500,000	4.00%, 12/13/13	528,585
2,065,000	4.88%, 12/13/13	2,236,509
800,000	4.88%, 06/13/14	882,653
7,825,000	5.38%, 06/13/14	8,733,287
825,000	3.25%, 09/12/14	884,841
870,000	5.25%, 09/12/14	976,567
5,220,000	4.75%, 11/14/14	5,834,070
895,000	2.75%, 12/12/14	951,131
200,000	4.50%, 02/18/15	222,944
275,000	2.75%, 03/13/15	293,379
140,000	3.50%, 03/13/15	152,594
500,000	4.88%, 06/12/15	569,679
65,000	5.00%, 12/11/15	75,450
150,000	5.00%, 12/21/15	173,769
100,000	3.50%, 12/09/16	111,116

		44,560,391

Freddie Mac — 0.7%
355,000	5.00%, 08/15/12	364,067
1,835,000	2.50%, 04/23/14	1,917,463
400,000	5.00%, 11/13/14	447,005
300,000	2.88%, 02/09/15	320,246

		3,048,781

Ginnie Mae — 0.0%
49,748	8.50%, 10/15/17	55,973
405	9.00%, 02/15/20	411

		56,384

Overseas Private Investment Corp. — 2.4%
9,554,734	5.14%, 12/15/23	11,135,087

Private Export Funding Corp. — 5.6%
510,000	5.69%, 05/15/12	518,240
12,760,000	3.55%, 04/15/13	13,254,322
1,800,000	4.97%, 08/15/13	1,923,386

Principal Amount		Value

Private Export Funding Corp. (continued)
$4,260,000	3.05%, 10/15/14	$4,536,683
105,000	4.55%, 05/15/15	118,089
1,400,000	4.95%, 11/15/15	1,618,065
3,000,000	5.00%, 12/15/16	3,536,796
500,000	2.25%, 12/15/17	524,689

		26,030,270

Small Business Administration — 1.3%
1,073,093	4.73%, 02/01/19	1,152,004
1,922,722	4.11%, 03/10/20	2,013,687
2,610,000	4.08%, 03/10/21	2,723,597

		5,889,288

Tennessee Valley Authority — 0.4%
632,000	6.79%, 05/23/12	645,146
110,000	4.75%, 08/01/13	117,244
725,000	6.25%, 12/15/17	926,077

		1,688,467

Total U.S. Government Agencies (Cost $97,570,263)		103,140,527

U.S. GOVERNMENT SECURITIES — 30.1%

U.S. Treasury Notes — 30.1%
4,386,000	2.13%, 11/30/14	4,611,809
7,461,000	2.75%, 12/31/17	8,233,333
115,640,000	2.63%, 01/31/18	126,761,330

Total U.S. Government Securities (Cost $136,370,307)		139,606,472

GOVERNMENT BONDS — 2.2%

CANADA — 0.6%
430,000	Hydro Quebec, 2.00%, 06/30/16	441,716
230,000	Province of Ontario Canada, 2.70%, 06/16/15	241,841
1,875,000	Province of Ontario Canada, 2.30%, 05/10/16	1,951,734

		2,635,291

DENMARK — 0.2%
1,000,000	Kingdom of Denmark, 2.25%, 05/14/12	1,005,560

EGYPT — 0.3%
1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	1,128,330

JAPAN — 0.4%
2,000,000	Development Bank of Japan, 1.63%, 10/05/16(b)	2,035,160

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

SOUTH KOREA — 0.3%
$1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	$1,427,584

UNITED STATES — 0.4%
2,000,000	Ally Financial, Inc., 1.75%, 10/30/12	2,024,474

Total Government Bonds (Cost $9,967,937)		10,256,399

Shares

INVESTMENT COMPANY — 0.1%

395,300	SEI Daily Income Trust Government II Fund, Class A, 0.01%(c)	395,300

Total Investment Company (Cost $395,300)		395,300

TOTAL INVESTMENTS — 99.8% (Cost $445,735,799)(a)		$462,504,078

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		974,615

NET ASSETS — 100.0%		$463,478,693

(a)	Cost for federal income tax purposes is $445,794,284 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$17,157,693
Unrealized depreciation	(447,899)

Net unrealized appreciation	$16,709,794

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $60,757,158 which is 13.1% of net assets.

(c)	Rate shown represents current yield at January 31, 2012.

AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligations
MTN — Medium Term Note
OID — Original Issue Discount

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

U.S. Government & Agency Securities	52.4%
Corporate Bonds	37.7
Municipal Bonds	6.8
Government Bonds	2.2
Collateralized Mortgage Obligations	0.6
Other*	0.3

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	January 31, 2012
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 95.2%

Alabama — 0.1%
$1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26(b)	$1,074,350

Arizona — 1.6%
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	423,021
2,360,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,793,131
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	881,896
4,000,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/17	4,777,800
2,000,000	City of Tempe Water Utility Improvement GO, Series A, 4.50%, 07/01/24	2,228,020
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	247,183
3,300,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	4,045,701

		15,396,752

California — 5.9%
9,585,000	California State University System Wide Refunding Revenue Bonds, Series A, 5.00%, 11/01/19	11,761,658
675,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A, 4.00%, 02/01/12	675,000
5,900,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A, 5.00%, 02/01/20	7,075,516
250,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)	266,968

Principal Amount		Value

California (continued)
$5,000,000	Golden State Tobacco Securitization Corp. Enhanced Asset-Backed Revenue Bonds, Series B, OID, (XLCA-ICR), 5.50%, 06/01/13(b)	$5,331,100
450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series 2003 A1, OID, 6.75%, 06/01/13(b)	487,233
360,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.50%, 06/01/13(b)	383,839
300,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.50%, 06/01/13(b)	319,865
3,450,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)(c)	3,684,152
305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC), 5.00%, 06/01/13(b)(c)	323,181
220,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC), 5.00%, 06/01/13(b)	233,114
500,000	Huntington Beach Public Financing Authority Refunding Revenue Bonds, 4.00%, 09/01/18	573,960
170,000	Los Angeles Unified School District 2005 Election GO, Series E, (AGM), 5.00%, 07/01/16	199,995
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,223,763
835,000	Southern California Water Replenishment District Water Utilities Improvements COP, 4.00%, 08/01/19	953,186

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

California (continued)		$11,530,000
$10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22
2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G, 4.00%, 05/15/14	2,281,692
8,500,000	University of California University & College Improvements Revenue Bonds, Series AB, 5.00%, 05/15/18	10,362,860

		57,667,082

Colorado — 0.2%
1,800,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	2,046,798

Connecticut — 1.9%
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4, 2.50%, 07/01/49(d)	4,946,985
170,000	State of Connecticut Public Improvement GO, Series C, 4.50%, 11/01/12	175,370
4,490,000	State of Connecticut Refunding Special Tax Bonds, 2.00%, 11/01/12	4,548,056
8,290,000	State of Connecticut Refunding Special Tax Bonds, 2.00%, 11/01/13	8,515,903
275,000	Town of Fairfield Refunding GO, 5.00%, 07/01/19	349,335

		18,535,649

Delaware — 0.1%
500,000	Delaware Transportation Authority Cash Flow Management Revenue Bonds, 5.00%, 09/01/12	513,910

Florida — 4.0%
3,000,000	Florida State Board of Education Capital Outlay GO, Series E, 4.60%, 06/01/23	3,298,350
900,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	1,085,130
6,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series D, 5.00%, 07/01/14	6,574,800

Principal Amount		Value

Florida (continued)
$8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	$9,936,453
1,150,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE), 5.00%, 07/01/13	1,224,865
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,899,873
1,790,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	2,160,960
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/13	268,015
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,209,414
2,400,000	JEA Florida Water & Sewer System Refunding Revenue Bonds, Sub-Series B-1, 0.07%, 10/01/36(d)	2,400,000
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/18	530,348
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,326,560
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	2,110,716
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	586,190
800,000	Seminole County School Board COP, Series A, (AMBAC), 5.00%, 07/01/18	919,392

		39,531,066

Georgia — 6.0%
10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding), 4.00%, 10/01/15	11,064,300
2,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/17	2,376,100

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Georgia (continued)
$1,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	$1,209,220
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,534,313
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	6,082,200
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.00%, 01/01/15	580,151
400,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	470,756
7,500,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2, 0.05%, 09/01/35(d)	7,500,000
2,650,000	State of Georgia Property Tax Revenue Bonds, 4.00%, 09/01/18	3,141,893
8,245,000	State of Georgia Public Improvement GO, Series A1, 5.00%, 07/01/12	8,409,982
4,500,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	5,395,635
6,770,000	State of Georgia Refunding GO, Series I, 5.00%, 07/01/19	8,583,480
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,850,325

		58,198,355

Hawaii — 0.1%
500,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	611,195

Illinois — 2.4%
500,000	Chicago Board of Education Dedicated GO, Series B, (AGM), 5.00%, 12/01/18	568,195
1,000,000	Chicago Park District Refunding GO, Series C, 5.00%, 01/01/23	1,236,060

Principal Amount		Value

Illinois (continued)
$3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC), 5.00%, 01/01/23	$3,792,154
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	983,268
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,592,884
4,000,000	City of Chicago Refunding GO, Series B, (AGM), 5.00%, 01/01/21	4,393,720
500,000	City of Chicago Refunding GO, Series B, OID (AMBAC), 5.13%, 01/01/15	538,500
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	1,149,970
3,500,000	State of Illinois Public Improvement Revenue Bonds, 5.00%, 06/15/18	4,252,990
780,000	University of Illinois College Improvement Revenue Bonds, Series A, 5.00%, 04/01/21	929,596
1,745,000	University of Illinois College Improvement Revenue Bonds, Series A, 5.00%, 04/01/22	2,048,630
2,057,000	Village of Bolingbrook Refunding Special Tax, OID, (NATL-RE), 4.30%, 03/01/21	2,001,132

		23,487,099

Indiana — 2.4%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	661,159
415,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 07/15/25	472,855

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Indiana (continued)
$1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	$1,193,063
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	741,130
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	751,413
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	565,382
510,000	Evansville Vanderburgh Public Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	566,789
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,134,938
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE), 5.00%, 07/15/23	949,191
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding), 5.38%, 07/15/16(b)	179,030
1,000,000	IPS Multi-School Building Corp. School Improvement Revenue Bonds, (NATL-RE), 5.00%, 01/15/13	1,042,300
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding), 5.00%, 01/15/16(b)	163,379

Principal Amount		Value

Indiana (continued)
$500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	$559,710
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	814,457
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	841,237
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	664,603
290,000	Purdue University Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	356,596
1,000,000	Purdue University Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	1,240,670
2,585,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/14	2,858,829
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/15	3,426,390
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (NATL-RE, FGIC), 5.00%, 01/15/19	211,003
700,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/14	743,253
1,000,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/15	1,078,790

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Indiana (continued)
$765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	$877,386
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds (State Aid Withholding), 5.75%, 07/15/26	1,163,610
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/15	191,917

		23,449,080

Iowa — 0.3%
2,000,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,543,540

Kansas — 0.1%
500,000	Kansas Development Finance Authority Revolving Funds Department of Health Refunding Revenue Bonds, 5.00%, 03/01/12	501,715

Kentucky — 0.8%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC), 5.00%, 11/01/15	1,144,250
7,000,000	Louisville Jefferson County Metropolitan Government Resource Recovery Refunding Revenue Bonds, 1.90%, 10/01/33(d)	7,014,770

		8,159,020

Louisiana — 0.2%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,256,360

Maine — 0.0%
100,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC), 5.00%, 07/01/16	113,691

Principal Amount		Value

Maine (continued)
$115,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC), 5.00%, 07/01/21(b)	$136,552

		250,243

Maryland — 2.3%
5,000,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University Revenue Bonds, Series A, 0.03%, 07/01/36(d)	5,000,000
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,592,136
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,224,720
4,350,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/19	5,481,044
8,000,000	State of Maryland Refunding GO, Series C, 4.00%, 11/01/19	9,605,920

		22,903,820

Massachusetts — 8.1%
4,900,000	Commonwealth of Massachusetts Public Improvements GO, Series B, 4.00%, 06/01/12	4,962,279
10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series B, 5.00%, 08/01/17	12,181,100
1,855,000	Commonwealth of Massachusetts Public Improvements GO, Series B, 5.00%, 08/01/18	2,299,384
4,000,000	Commonwealth of Massachusetts Refunding GO, Series A, 0.38%, 02/01/13(d)	4,005,320
2,500,000	Commonwealth of Massachusetts Refunding GO, Series B, 3.00%, 01/01/14	2,624,100
9,350,000	Commonwealth of Massachusetts Refunding GO, Series C, 0.05%, 01/01/21(d)	9,350,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Massachusetts (continued)
$8,740,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 3.00%, 12/15/12	$8,951,770
1,575,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 4.00%, 12/15/12	1,626,802
6,000,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 5.00%, 12/15/13	6,488,100
4,000,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	5,176,240
800,000	Massachusetts State Water Pollution Abatement Revenue Bonds, 4.00%, 08/01/12	815,216
8,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, 5.00%, 08/01/23	10,073,920
10,005,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority), 0.07%, 08/01/37(d)	10,005,000
520,000	Massachusetts Water Resources Authority Revenue Bonds, Series B, (GO of Authority), 5.00%, 08/01/21	666,198

		79,225,429

Michigan — 2.3%
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	378,603
630,000	Grand Valley State University College Improvement Revenue Bonds, 3.00%, 02/01/13	641,176
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	474,232
550,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	657,470

Principal Amount		Value

Michigan (continued)
$150,000	Jackson Public Schools School Building & Site Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15	$162,407
1,125,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/13	1,195,920
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,495,868
100,000	Oakland University Refunding Revenue Bonds, (AMBAC), 5.25%, 05/15/18	106,521
245,000	Portage Public Schools School Building & Site GO, (AGM), 5.00%, 05/01/14	247,401
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	757,162
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	290,284
4,980,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	5,885,314
9,700,000	University of Michigan Revenue Bonds, 0.05%, 04/01/32(d)	9,700,000

		21,992,358

Minnesota — 0.8%
1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	1,609,439
1,000,000	County of Olmsted Refunding GO, Series A, 4.00%, 02/01/18	1,177,950
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	525,870
3,485,000	State of Minnesota Public Safety Radio Revenue Bonds, 5.00%, 06/01/22	4,170,604

		7,483,863

Mississippi — 0.2%
1,810,000	Mississippi Development Bank Special Obligation Refunding Revenue Bonds, 5.00%, 08/01/18	2,109,193

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Mississippi (continued)
$100,000	University of Southern Mississippi Campus Facilities Improvements Project Revenue Bonds, 5.00%, 09/01/20	$119,059

		2,228,252

Missouri — 1.1%
500,000	Jackson County Reorganized School District No. 4 Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	603,225
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,766,543
1,205,000	Missouri State Highways & Transit Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,315,764
5,000,000	St. Louis School District Direct Deposit Program GO, (State Aid Withholding), 5.00%, 04/01/22	6,132,450

		10,817,982

Nevada — 1.3%
500,000	Clark County School District GO, Series C, 5.00%, 06/15/18	592,360
3,000,000	Clark County School District GO, Series C, (NATL-RE), 5.00%, 06/15/22	3,384,030
2,000,000	Clark County School District Refunding GO, Series B, (NATL-RE, FGIC), 5.00%, 06/15/22	2,217,220
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,161,428
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,423,612

		12,778,650

New Hampshire — 0.0%
200,000	New Hampshire Health & Education Facilities Authority Dartmouth College Revenue Bonds, 0.06%, 06/01/32(d)	199,999

Principal Amount		Value

New Jersey — 6.1%
$255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	$288,173
500,000	Harrison GO, (School Board Resolution Funding), 3.75%, 01/15/15	540,325
1,000,000	Middlesex County Improvement Authority Open Space Trust Refunding Revenue Bonds (County GTD), 5.00%, 09/15/19	1,240,450
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	6,355,750
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,803,870
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	559,170
14,340,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	17,134,436
1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM), 5.00%, 09/01/14	1,103,150
1,415,000	New Jersey Educational Facilities Authority Ramapo College Revenue Bonds, Series A, 5.00%, 07/01/14	1,528,681
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(b)	17,916
1,185,000	New Jersey Environmental Infrastructure Trust Un-Refunded Revenue Bonds, Series A, 5.00%, 09/01/16	1,416,525

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

New Jersey (continued)
$40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(b)	$49,988
5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	6,027,218
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	2,192,312
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,602,824
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19	3,393,005
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	367,354
440,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/16	493,372
750,000	Rahway School District School Improvements GO, Series A (School Board Resolution Funding), 3.50%, 02/15/18	838,050
10,000,000	Tobacco Settlement Financing Corp. Miscellaneous Purpose Revenue Bonds, OID, 6.25%, 06/01/13(b)	10,789,200
345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.75%, 06/01/13(b)	374,511
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14(b)	116,808
1,200,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37(b)	1,222,788

Principal Amount		Value

New Jersey (continued)
$535,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42(b)	$545,379

		60,001,255

New Mexico — 0.4%
200,000	Albuquerque Bernalillo County Water Utility Authority Improvement Refunding Revenue Bonds, Series A1, 5.50%, 07/01/22	252,865
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,112,880
1,900,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	2,139,476

		3,505,221

New York — 21.2%
1,900,000	City of New York Public Improvement GO, Series D, 5.00%, 11/01/21	2,103,015
3,000,000	City of New York Public Improvements GO, Series B2, Sub-Series B9, (JP Morgan Chase Bank), 0.06%, 08/15/23(c)(d)	3,000,000
1,000,000	City of New York Refunding GO, Series E, 3.00%, 08/01/12	1,013,930
15,000,000	City of New York Refunding GO, Series I-1, 5.00%, 08/01/19	18,600,300
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/18	2,369,860
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, 5.00%, 05/01/23	5,921,600
550,000	Gates Chili Central School District Refunding GO, (State Aid Withholding), 2.50%, 06/15/12	554,472
1,080,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 3.00%, 11/15/12	1,102,712

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

New York (continued)
$7,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 3.00%, 11/15/13	$7,283,500
650,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 3.00%, 11/15/13	676,325
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 4.00%, 11/15/15	2,364,441
1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.), 4.50%, 01/15/15	1,071,560
4,570,000	New York City Health & Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.), 5.00%, 02/15/14	4,943,780
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	3,110,150
4,725,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 4.00%, 11/01/13	5,026,361
6,300,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 5.00%, 11/01/14	7,068,033
1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C, 5.00%, 11/01/17	2,210,216
1,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-series D-1, 5.00%, 11/01/23	1,246,330
9,375,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	11,560,031
3,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series B, 5.00%, 02/01/18	3,651,660

Principal Amount		Value

New York (continued)
$2,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2, 4.00%, 11/01/12	$2,056,960
1,900,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series I-2, 5.00%, 11/01/12	1,968,248
2,200,000	New York City Transitional Finance Authority Revenue Bonds, Series A, 5.00%, 05/01/22	2,647,920
2,000,000	New York City Transitional Finance Authority Revenue Bonds, Series B, 5.00%, 11/01/17	2,435,500
3,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-series S-1A, (State Aid Withholding), 5.00%, 07/15/21	3,976,106
8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B, (GO of Corp.), 5.00%, 04/01/15	9,081,600
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	846,769
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	1,033,938
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series B, (State Appropriation), 4.50%, 08/15/17	2,048,899
550,000	New York State Dormitory Authority Mental Health Services Facility Un-Refunded Revenue, Series C, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	615,043
2,710,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	3,187,421
1,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	1,211,120

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

New York (continued)
$2,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/15/18	$2,994,425
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,798,320
5,000,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series C, 5.00%, 03/15/21	6,334,800
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, 5.00%, 04/01/20	8,346,730
6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/19	6,918,240
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,257,561
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	479,832
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	10,027,440
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,896,850
2,355,000	New York State Thruway Authority Refunding Revenue Bonds, Series B (AMBAC), 5.00%, 04/01/19	2,676,387
790,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/18	965,483
5,000,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/21	6,173,200
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	561,075

Principal Amount		Value

New York (continued)
$5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.50%, 01/01/19	$6,142,350
750,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.25%, 01/01/21	894,315
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM), 5.00%, 01/01/15	1,122,150
1,625,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A (State Aid Withholding), 5.00%, 05/01/17	1,893,824
2,515,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A (State Aid Withholding), 5.00%, 05/01/18	2,963,852
16,250,000	Tobacco Settlement Financing Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/01/18	19,346,438

		206,781,072

North Carolina — 1.1%
1,655,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,963,393
1,565,000	County of Johnston School Improvements GO, (NATL-RE), 5.00%, 02/01/16	1,832,333
1,285,000	Dare County COP, (NATL-RE, FGIC), 5.00%, 06/01/17	1,434,433
5,915,000	Town of Cary Public Improvements GO, 0.06%, 06/01/27(d)	5,915,000

		11,145,159

Ohio — 1.5%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,889,486

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Ohio (continued)
$400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	$441,315
9,000,000	State of Ohio Highway Improvement Revenue Bonds, Series 3, 4.00%, 12/15/12	9,288,000
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	2,055,482

		14,674,283

Oregon — 0.4%
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,583,595
2,015,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	2,415,280

		3,998,875

Pennsylvania — 1.2%
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (NATL-RE), 5.00%, 04/01/17	1,670,442
1,000,000	Pennsylvania Turnpike Commission Refunding Revenue Bonds, Series A, (AGM), 5.00%, 07/15/12	1,021,390
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding), 5.00%, 09/01/18	8,014,160
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education University Capital Project Revenue Bonds, (GO of University), 5.50%, 09/15/37(d)	1,069,460

		11,775,452

Principal Amount		Value

Puerto Rico — 0.0%
$120,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(b)	$136,049
70,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15	76,943

		212,992

Rhode Island — 0.3%
2,000,000	Rhode Island Health & Educational Building Corp. Higher Education Brown University Revenue Bonds, Series A, 0.02%, 05/01/35(d)	2,000,000
775,000	State of Rhode Island Energy Conservation COP, Series A, 3.00%, 04/01/14	801,466

		2,801,466

South Carolina — 0.7%
1,100,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	1,257,696
2,290,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,776,121
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	2,028,070
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	414,843
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	854,828

		7,331,558

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Texas — 12.5%
$1,255,000	Alamo Community College District GO, Series A, (NATL-RE), 5.50%, 08/15/15	$1,458,185
2,500,000	Aldine Independent School District Refunding GO, (PSF-GTD), 4.50%, 02/15/22	2,820,850
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/20	1,391,078
515,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/14	562,818
1,860,000	Austin Community College District Refunding GO, 5.00%, 08/01/20	2,353,663
400,000	Beaumont Independent School District Improvements GO, 4.00%, 02/15/18	466,007
1,000,000	City of Abilene Refunding GO, 2.00%, 02/15/12	1,000,363
1,030,000	City of Abilene Refunding GO, 3.00%, 02/15/13	1,056,832
515,000	City of Denton Certificates of Obligation GO, (NATL-RE), 5.00%, 02/15/14	559,522
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE), 4.50%, 03/01/14	965,803
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.25%, 03/01/14	4,383,480
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.38%, 03/01/15	3,297,300
1,000,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	1,225,600
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,193,687
3,785,000	City of Lubbock Public Improvement GO, 5.00%, 02/15/24	4,566,262
500,000	City of Richardson Refunding GO, 4.00%, 02/15/12	500,583
1,280,000	City of Richardson Refunding GO, (NATL-RE), 5.25%, 02/15/20	1,442,138

Principal Amount		Value

Texas (continued)
$770,000	City of Rockwall Refunding GO, 4.00%, 08/01/22	$852,051
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,751,239
190,000	Coppell Independent School District School Building GO, (NATL-RE), 5.00%, 08/15/15	216,817
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	296,720
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,262,830
1,500,000	Dallas Independent School District Refunding GO, (PSF-GTD), 4.25%, 02/15/21	1,783,590
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	293,255
1,000,000	El Paso Independent School District GO, (PSF-GTD), 5.00%, 08/15/12	1,025,850
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,217,552
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	320,805
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE), 5.50%, 07/15/13	376,471
3,000,000	Garland Independent School District Refunding GO, Series A, 5.00%, 02/15/19	3,709,650
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/17	779,002
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,097,150
1,000,000	Harris County Refunding GO, Series B, 5.00%, 10/01/24	1,224,020
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,246,810

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Texas (continued)
$375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD), 5.25%, 08/15/18	$421,508
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	554,370
1,500,000	Houston Community College System Refunding GO, 5.00%, 02/15/21	1,877,235
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,557,741
10,000,000	Houston Higher Education Finance Corp. Rice University Project Refunding Revenue Bonds, Series A, (GO of University), 0.05%, 11/15/29(d)	10,000,000
2,185,000	Hurst-Euless-Bedford Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/18	2,712,983
500,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	546,715
1,300,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/13	1,372,826
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	5,222,025
560,000	McAllen Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/16	632,324
2,175,000	Mckinney Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/20	2,766,056
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD), 1.90%, 08/01/40(d)	6,689,605
525,000	Red Oak Independent School District School Building GO, (PSF-GTD), 5.00%, 08/15/18	633,371
725,000	Rockwall Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/24	888,466

Principal Amount		Value

Texas (continued)
$500,000	Rockwall Independent School District School Building GO, (PSF-GTD), 4.75%, 02/15/15	$561,315
450,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/13	468,563
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/14	1,076,265
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD), 5.25%, 08/15/13	1,614,225
2,705,000	Spring Independent School District GO, (PSF-GTD), 5.00%, 02/15/15	3,061,357
8,800,000	State of Texas Veterans Housing Assistance Fund Refunding GO, Series I, 0.06%, 12/01/16(d)	8,800,000
1,000,000	State of Texas Water Financial Assistance GO, Sub-Series A, 5.00%, 08/01/19	1,233,220
8,500,000	Texas Public Finance Authority Unemployment Compensation Revenue Bonds, Series A, 4.00%, 07/01/12	8,634,470
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,296,155
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,667,416
1,000,000	Texas Tech University Refunding and Improvement Revenue Bonds, 12th Series, 5.00%, 02/15/22	1,192,300
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,571,650
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,854,849

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

Texas (continued)
$1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	$1,307,408

		121,912,401

Utah — 0.3%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,440,330
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	141,114

		2,581,444

Virginia — 2.5%
4,340,000	Fairfax County Economic Development Authority Smithsonian Institution Revenue Bonds, Series B, 0.08%, 12/01/33(d)	4,340,000
2,530,000	Virginia College Building Authority Educational Facilities 21st Century College & Equipment Programs Refunding Revenue Bonds, Series C (State Appropriation), 4.00%, 02/01/15	2,779,357
6,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B, 5.00%, 09/01/21	7,449,660
5,355,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B, 5.00%, 09/01/22	6,601,216
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,381,415
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,541,088

		24,092,736

Washington — 4.7%
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	115,525

Principal Amount		Value

Washington (continued)
$500,000	City of Kent Public Improvement GO, Series A, 5.50%, 12/01/21	$609,725
10,000,000	Energy Northwest Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	12,522,800
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	946,296
1,000,000	Island County School District No 204 Coupeville Refunding GO, (School Board GTY), 5.00%, 12/01/19	1,235,930
1,160,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	1,365,633
520,000	King County School District No. 401 Highline Refunding GO, (School Board GTY), 5.00%, 12/01/20	646,984
680,000	King County School District No. 403 Renton Refunding GO, (School Board GTY), 4.00%, 12/01/19	782,299
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,822,110
4,000,000	King County Sewer Improvements GO, Series B, 0.06%, 01/01/40(d)	4,000,000
2,190,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	2,695,211
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,296,140
10,000,000	State of Washington Refunding GO, Series R-2011B, 5.00%, 07/01/20	12,638,700
1,350,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC), 5.00%, 07/01/17	1,547,289
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,326,742

		45,551,384

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Principal Amount		Value

West Virginia — 0.0%
$275,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	$332,929

Wisconsin — 0.1%
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC), 4.75%, 03/01/15	107,541
775,000	Outagamie County Refunding GO, 5.50%, 04/01/14	781,355

		888,896

Total Municipal Bonds (Cost $877,009,273)		929,439,690

Shares

INVESTMENT COMPANY — 3.6%

35,361,200	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	35,361,200

Total Investment Company (Cost $35,361,200)		35,361,200

		Value

TOTAL INVESTMENTS — 98.8% (Cost $912,370,473)(a)		$964,800,890

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		11,332,724

NET ASSETS — 100.0%		$976,133,614

(a)	Cost for federal income tax purposes is $912,370,473 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$52,435,439
Unrealized depreciation	(5,022)

Net unrealized appreciation	$52,430,417

(b)

These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	Variable rate security. Rate shown is the rate as of January 31, 2012.
(e)	Rate shown represents current yield at January 31, 2012.

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance
XLCA-ICR — XL Capital Insurance-Immediate Credit Recovery

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2012
(Unaudited)

Portfolio diversification by State (Unaudited)

Percentage of Net Assets

Alabama	0.1%
Arizona	1.6
California	5.9
Colorado	0.2
Connecticut	1.9
Delaware	0.1
Florida	4.0
Georgia	6.0
Hawaii	0.1
Illinois	2.4
Indiana	2.4
Iowa	0.3
Kansas	0.1
Kentucky	0.8
Louisiana	0.2
Maine	0.0
Maryland	2.3
Massachusetts	8.1
Michigan	2.3
Minnesota	0.8
Mississippi	0.2
Missouri	1.1
Nevada	1.3
New Hampshire	0.0
New Jersey	6.1
New Mexico	0.4
New York	21.2
North Carolina	1.1
Ohio	1.5
Oregon	0.4
Pennsylvania	1.2
Puerto Rico	0.0
Rhode Island	0.3
South Carolina	0.7
Texas	12.5
Utah	0.3
Virginia	2.5
Washington	4.7
West Virginia	0.0
Wisconsin	0.1
Other*	4.8

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Notes To Financial Statements
January 31, 2012 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At January 31, 2012, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury Large Cap Core Fund	Long-term capital appreciation.
(formerly U.S. Large Cap Fund) (“Large Cap Core Fund”)
Old Westbury Large Cap Strategies Fund	Long-term capital appreciation.
(formerly Non-U.S. Large Cap Fund) (“Large Cap Strategies
Fund”)
Old Westbury Global Small & Mid Cap Fund (“Global Small	Long-term capital appreciation.
& Mid Cap Fund”)
Old Westbury Global Opportunities Fund (“Global Opportu-	Long-term capital appreciation.
nities Fund”)
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appre-
ciation).
Old Westbury Municipal Bond Fund (“Municipal Bond	Total return (consisting of current income that is exempt
Fund”)	from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of January 31, 2012, the Subsidiary represented $330,445,726 or 14.15% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at the most recently calculated net asset value (“NAV”).

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost when such value reflects fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, and other relationships observed in markets of comparable securities.

All other investment assets and liabilities, including derivatives, restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities or other assets and liabilities. Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by the Adviser. Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks. Derivative contracts and instruments are valued on the basis of industry-standard pricing information, including counterparty valuation quotations and generally available dealer quotations, subject to the review and confirmation by the Adviser where appropriate. The Pricing Committee of the Board of Directors reviews pricing methodologies for derivatives on a quarterly basis.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in certain foreign securities that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: government actions; natural disasters; armed conflict; act of terrorism and similar situations; and significant market fluctuations. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the hierarchy. The Funds utilized third party pricing services to fair value certain markets 15 days during the period ended January 31, 2012. As a result on days when the index change exceeds predetermined levels, certain

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1.

B. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

C. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

D. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, who uses market auction data among other factors, to determine each coin’s and set of coins’ current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by the Adviser. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles. As of January 31, 2012, the Real Return Fund held $47,739,926 or 2.04% of net assets, in Collectibles.

E. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

F. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

I. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities or commodities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of January 31, 2012, all derivatives in a net liability position are fully collateralized.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

The Funds are subject to interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments, please see the Schedules of Portfolio Investments or details below:

	Fair Values of Derivative Instruments as of January 31, 2012

	Derivative Assets		Derivative Liabilities

Global Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$497,591	Unrealized depreciation on foreign currency exchange contracts	$401,548

Total		$497,591		$401,548

Global Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts	Unrealized appreciation on swaps	$26,207,877	Unrealized depreciation on swaps	$15,215,572
	Structured option contracts, at value	2,187,990	Written option and structured option contracts, at value	72,905,783
	Variation Margin	77,390
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	32,365,385	Unrealized depreciation on foreign currency exchange contracts	32,371,557

Total		$60,838,642		$120,492,912

Real Return Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Commodity contracts	Unrealized appreciation on swaps	$6,637,929	Unrealized depreciation on swaps	$2,181,629
	Investments, at value (purchased options)	20,111,490	Written option contracts, at value	46,282,204
			Variation Margin	12,577,680
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	1,096,666	Unrealized depreciation on foreign currency exchange contracts	1,031,085

Total		$27,846,085		$62,072,598

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. The potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

As of January 31, 2012, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	18,697,340	Australian Dollar	17,310,000	Citibank, N.A.	04/27/12	$50,111
U.S. Dollar	10,321,837	New Zealand Dollar	12,619,000	Citibank, N.A.	04/27/12	(30,683)
Brazil Real	5,030,181	U.S. Dollar	2,753,397	JP Morgan Securities	03/05/12	101,556
South African Rand	54,623,200	U.S. Dollar	6,676,499	JP Morgan Securities	03/09/12	268,600
U.S. Dollar	6,685,090	South African Rand	54,623,200	JP Morgan Securities	03/09/12	(260,009)
Norway Krones	43,591,200	U.S. Dollar	7,529,745	UBS AG	03/09/12	(110,856)
Norway Krones	16,378,407	U.S. Dollar	2,707,730	UBS AG	03/30/12	77,324

						$96,043

As of January 31, 2012, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	179,119	United Kingdom Pound	114,208	Barclays Bank Plc	02/01/12	$(848)
United Kingdom Pound	114,208	U.S. Dollar	180,068	Barclays Bank Plc	02/01/12	(101)
U.S. Dollar	9,248,197	Singapore Dollar	12,054,100	Barclays Bank Plc	02/06/12	(334,874)
Australian Dollar	569,000	Japanese Yen	45,121,700	Barclays Bank Plc	02/09/12	11,443
Singapore Dollar	406,027	U.S. Dollar	318,738	Barclays Bank Plc	02/09/12	4,055
U.S. Dollar	3,336,300	Euro	2,475,000	Barclays Bank Plc	02/09/12	98,841
Swedish Krona	164,370,000	U.S. Dollar	25,000,000	Barclays Bank Plc	02/10/12	(848,080)
U.S. Dollar	2,866,584	Euro	2,114,000	Barclays Bank Plc	02/10/12	101,331
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	204,343	Barclays Bank Plc	02/13/12	193
United Kingdom Pound	625,997	U.S. Dollar	997,451	Barclays Bank Plc	02/14/12	(11,112)
U.S. Dollar	10,000,000	Euro	7,256,436	Barclays Bank Plc	02/15/12	508,017
Singapore Dollar	1,151,000	U.S. Dollar	900,873	Barclays Bank Plc	02/17/12	14,173
U.S. Dollar	10,000,000	Euro	7,392,786	Barclays Bank Plc	02/17/12	329,628
United Kingdom Pound	2,154,295	U.S. Dollar	3,345,620	Barclays Bank Plc	02/24/12	48,490
United Kingdom Pound	1,427,764	U.S. Dollar	2,223,029	Barclays Bank Plc	02/27/12	26,374
Chilean Unidad de Fomento	174,400,000	U.S. Dollar	355,266	Barclays Bank Plc	02/29/12	(1,833)
Chilean Unidad de Fomento	87,300,000	U.S. Dollar	177,583	Barclays Bank Plc	03/01/12	(689)
Singapore Dollar	24,660,000	U.S. Dollar	19,041,883	Barclays Bank Plc	03/01/12	562,687
United Kingdom Pound	114,208	U.S. Dollar	179,078	Barclays Bank Plc	03/01/12	849
Indonesian Rupiah	101,200,000,000	U.S. Dollar	10,952,381	Barclays Bank Plc	03/02/12	266,805
United Kingdom Pound	452,671	U.S. Dollar	725,568	Barclays Bank Plc	03/12/12	(12,482)
Euro	18,449,658	U.S. Dollar	24,128,093	Barclays Bank Plc	03/15/12	7,468
U.S. Dollar	19,212,066	Euro	14,629,516	Barclays Bank Plc	03/22/12	73,430
Euro	44,152,710	U.S. Dollar	57,653,506	Barclays Bank Plc	03/27/12	109,117
U.S. Dollar	10,461,945	Japanese Yen	815,812,000	Barclays Bank Plc	03/27/12	(248,694)
Singapore Dollar	25,560,000	U.S. Dollar	19,773,472	Barclays Bank Plc	04/09/12	549,416
Norway Krones	58,428,870	U.S. Dollar	9,850,108	Barclays Bank Plc	04/10/12	81,134
Mexican Peso	206,752,500	U.S. Dollar	15,000,000	Barclays Bank Plc	04/11/12	767,340
U.S. Dollar	9,077,191	Euro	7,099,847	Barclays Bank Plc	04/12/12	(211,917)
Singapore Dollar	19,060,500	U.S. Dollar	14,804,617	Barclays Bank Plc	04/17/12	351,767

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	13,907,749	Euro	10,857,795	Barclays Bank Plc	04/17/12	$(298,472)
Swedish Krona	98,653,500	U.S. Dollar	14,599,328	Barclays Bank Plc	04/23/12	(150,120)
Norway Krones	59,151,920	U.S. Dollar	9,994,411	Barclays Bank Plc	04/26/12	53,512
U.S. Dollar	5,005,066	South African Rand	40,505,000	Barclays Bank Plc	04/26/12	(108,362)
Mexican Peso	198,727,500	U.S. Dollar	14,973,328	Barclays Bank Plc	04/27/12	162,189
Norway Krones	82,801,590	U.S. Dollar	13,903,965	Barclays Bank Plc	04/27/12	160,698
Chinese Yuan	189,030,000	U.S. Dollar	30,000,000	Barclays Bank Plc	05/04/12	28,503
U.S. Dollar	230,801	Euro	157,000	Barclays Bank Plc	05/07/12	25,360
Chinese Yuan	63,925,000	U.S. Dollar	10,000,000	Barclays Bank Plc	05/25/12	158,504
Chinese Yuan	63,880,000	U.S. Dollar	10,000,000	Barclays Bank Plc	06/13/12	154,282
Chinese Yuan	127,670,000	U.S. Dollar	20,000,000	Barclays Bank Plc	06/25/12	297,794
Chinese Yuan	127,560,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/05/12	283,440
Chinese Yuan	127,800,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/09/12	322,908
Chinese Yuan	64,040,000	U.S. Dollar	10,000,000	Barclays Bank Plc	07/16/12	184,862
U.S. Dollar	1,200,743	Euro	857,000	Barclays Bank Plc	07/19/12	78,802
U.S. Dollar	69,060	Euro	48,730	Barclays Bank Plc	08/01/12	5,259
U.S. Dollar	69,663	Euro	48,862	Barclays Bank Plc	08/02/12	5,688
U.S. Dollar	857,885	Euro	603,889	Barclays Bank Plc	08/06/12	67,195
U.S. Dollar	3,466,077	Euro	2,418,000	Barclays Bank Plc	08/20/12	299,719
U.S. Dollar	2,324,440	Euro	1,612,000	Barclays Bank Plc	08/20/12	213,534
U.S. Dollar	964,364	Japanese Yen	73,417,000	Barclays Bank Plc	08/22/12	(1,796)
U.S. Dollar	315,707	Euro	219,546	Barclays Bank Plc	08/23/12	28,205
U.S. Dollar	528,167	Euro	368,163	Barclays Bank Plc	08/24/12	46,042
Norway Krones	10,525,000	Euro	1,322,685	Barclays Bank Plc	08/27/12	47,864
U.S. Dollar	342,126	Euro	237,340	Barclays Bank Plc	08/27/12	31,310
U.S. Dollar	369,448	Euro	256,900	Barclays Bank Plc	08/27/12	33,017
U.S. Dollar	1,912,883	Japanese Yen	145,886,000	Barclays Bank Plc	08/27/12	(7,158)
U.S. Dollar	785,904	Japanese Yen	59,937,000	Barclays Bank Plc	08/27/12	(2,941)
U.S. Dollar	2,279,528	Japanese Yen	173,700,000	Barclays Bank Plc	08/30/12	(6,721)
U.S. Dollar	317,835	Euro	226,362	Barclays Bank Plc	09/10/12	21,359
U.S. Dollar	310,478	Euro	222,087	Barclays Bank Plc	09/12/12	19,595
U.S. Dollar	866,000	Euro	633,122	Barclays Bank Plc	09/14/12	36,743
U.S. Dollar	206,240	Euro	148,781	Barclays Bank Plc	09/19/12	11,359
U.S. Dollar	490,361	Euro	360,422	Barclays Bank Plc	09/24/12	18,241
U.S. Dollar	183,599	Euro	133,614	Barclays Bank Plc	10/24/12	8,529
U.S. Dollar	1,415,194	Euro	1,020,033	Barclays Bank Plc	10/25/12	78,669
Norway Krones	16,471,500	Euro	2,106,653	Barclays Bank Plc	10/26/12	19,572
Norway Krones	16,471,500	Euro	2,107,947	Barclays Bank Plc	10/29/12	17,509
U.S. Dollar	448,787	Euro	325,538	Barclays Bank Plc	11/05/12	22,199
U.S. Dollar	202,542	Euro	147,287	Barclays Bank Plc	11/08/12	9,530
U.S. Dollar	408,582	Japanese Yen	31,518,000	Barclays Bank Plc	11/13/12	(6,900)
U.S. Dollar	612,153	Japanese Yen	47,197,000	Barclays Bank Plc	11/14/12	(10,028)
U.S. Dollar	251,291	Euro	184,184	Barclays Bank Plc	11/15/12	9,913
U.S. Dollar	69,583	Euro	50,759	Barclays Bank Plc	11/19/12	3,059
U.S. Dollar	2,323,885	Japanese Yen	177,080,000	Barclays Bank Plc	11/19/12	(10,736)
U.S. Dollar	245,599	Euro	180,987	Barclays Bank Plc	11/21/12	8,398
U.S. Dollar	2,613,824	Japanese Yen	198,912,000	Barclays Bank Plc	11/21/12	(8,738)
Australian Dollar	1,691,000	U.S. Dollar	1,695,904	Barclays Bank Plc	12/12/12	43,393
U.S. Dollar	770,312	Euro	572,000	Barclays Bank Plc	12/12/12	20,504
Chinese Yuan	128,500,000	U.S. Dollar	20,000,000	Barclays Bank Plc	12/24/12	444,574
U.S. Dollar	689,131	Japanese Yen	52,560,000	Barclays Bank Plc	01/11/13	(4,576)
Chinese Yuan	251,000,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	(61,979)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chinese Yuan	251,980,000	U.S. Dollar	40,000,000	Barclays Bank Plc	01/14/13	$93,954
Chinese Yuan	505,580,000	U.S. Dollar	80,000,000	Barclays Bank Plc	01/14/13	445,675
U.S. Dollar	79,984,242	Chinese Yuan	507,580,000	Barclays Bank Plc	01/14/13	(779,664)
U.S. Dollar	932,566	Japanese Yen	71,290,000	Barclays Bank Plc	01/15/13	(8,424)
U.S. Dollar	2,402,280	Japanese Yen	185,480,000	Barclays Bank Plc	01/28/13	(46,341)
Chinese Yuan	125,920,000	U.S. Dollar	20,000,000	Barclays Bank Plc	02/12/13	32,018
Chinese Yuan	62,600,000	U.S. Dollar	10,000,000	Barclays Bank Plc	05/28/13	(54,983)
Chinese Yuan	188,460,000	U.S. Dollar	30,000,000	Barclays Bank Plc	07/05/13	(75,020)
U.S. Dollar	29,277,614	Chinese Yuan	188,460,000	Barclays Bank Plc	07/05/13	(647,366)
Chinese Yuan	126,220,000	U.S. Dollar	20,000,000	Barclays Bank Plc	07/29/13	35,776
Hong Kong Dollar	307,740,000	U.S. Dollar	40,000,000	Barclays Bank Plc	10/28/13	(311,790)
Hong Kong Dollar	307,196,000	U.S. Dollar	40,000,000	Barclays Bank Plc	10/28/13	(381,948)
Chinese Yuan	154,612,500	U.S. Dollar	25,000,000	Barclays Bank Plc	03/03/14	(585,637)
U.S. Dollar	24,128,043	Chinese Yuan	154,612,500	Barclays Bank Plc	03/03/14	(286,320)
Chinese Yuan	153,487,500	U.S. Dollar	25,000,000	Barclays Bank Plc	03/07/14	(763,282)
U.S. Dollar	23,974,930	Chinese Yuan	153,487,500	Barclays Bank Plc	03/07/14	(261,788)
Chinese Yuan	61,515,000	U.S. Dollar	10,000,000	Barclays Bank Plc	04/07/14	(286,364)
U.S. Dollar	9,398,778	Chinese Yuan	61,515,000	Barclays Bank Plc	04/07/14	(314,858)
U.S. Dollar	1,442,282	United Kingdom Pound	920,410	Citibank, N.A.	02/01/12	(8,085)
United Kingdom Pound	920,410	U.S. Dollar	1,455,877	Citibank, N.A.	02/01/12	(5,510)
U.S. Dollar	3,921,692	Euro	2,903,000	Citibank, N.A.	02/08/12	124,387
Australian Dollar	569,000	Japanese Yen	45,150,150	Citibank, N.A.	02/09/12	11,069
United Kingdom Pound	653,215	U.S. Dollar	1,038,414	Citibank, N.A.	02/16/12	(9,206)
United Kingdom Pound	1,434,542	U.S. Dollar	2,227,299	Citibank, N.A.	02/24/12	32,834
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	870,067	Citibank, N.A.	02/27/12	(14,210)
United Kingdom Pound	920,410	U.S. Dollar	1,441,942	Citibank, N.A.	03/01/12	8,105
Polish Zloty	10,400,000	Euro	2,504,696	Citibank, N.A.	03/19/12	(69,891)
U.S. Dollar	25,547,391	Euro	18,500,000	Citibank, N.A.	03/19/12	1,345,592
U.S. Dollar	4,121,681	Japanese Yen	331,140,000	Citibank, N.A.	03/19/12	(225,298)
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	2,003,359	Citibank, N.A.	04/30/12	(39,064)
U.S. Dollar	1,245,356	Japanese Yen	100,093,000	Citibank, N.A.	05/10/12	(69,554)
U.S. Dollar	720,781	Japanese Yen	55,787,000	Citibank, N.A.	06/15/12	(12,501)
Swedish Krona	43,658,433	Euro	4,730,724	Citibank, N.A.	06/25/12	187,624
U.S. Dollar	372,238	Euro	265,136	Citibank, N.A.	08/08/12	25,081
U.S. Dollar	107,936	Euro	76,711	Citibank, N.A.	08/09/12	7,494
U.S. Dollar	1,931,082	Japanese Yen	146,685,000	Citibank, N.A.	08/23/12	684
U.S. Dollar	554,727	Euro	398,462	Citibank, N.A.	10/26/12	32,627
U.S. Dollar	414,210	Japanese Yen	32,085,087	Citibank, N.A.	11/08/12	(8,704)
U.S. Dollar	344,475	Japanese Yen	26,280,000	Citibank, N.A.	01/10/13	(2,371)
U.S. Dollar	1,299,370	Euro	999,800	Citibank, N.A.	01/28/13	(11,730)
Singapore Dollar	2,063,000	U.S. Dollar	1,606,072	Credit Suisse International	03/26/12	34,060
U.S. Dollar	316,656	Euro	216,000	Credit Suisse International	05/07/12	34,012
Singapore Dollar	3,994,390	U.S. Dollar	3,334,494	Credit Suisse International	08/06/12	(153,531)
U.S. Dollar	2,315,155	Euro	1,612,000	Credit Suisse International	08/20/12	204,249

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	1,913,642	Japanese Yen	145,609,000	Credit Suisse International	08/23/12	$(2,596)
Singapore Dollar	1,468,000	U.S. Dollar	1,149,533	Deutsche Bank AG	02/07/12	17,534
Singapore Dollar	2,632,000	U.S. Dollar	2,069,750	Deutsche Bank AG	02/08/12	22,701
Singapore Dollar	293,000	U.S. Dollar	230,201	Deutsche Bank AG	02/08/12	2,735
Australian Dollar	569,000	Japanese Yen	45,166,082	Deutsche Bank AG	02/09/12	10,860
Norway Krones	24,487,000	Euro	3,079,545	Deutsche Bank AG	02/09/12	144,000
U.S. Dollar	837,734	Euro	622,000	Deutsche Bank AG	02/09/12	24,118
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	204,998	Deutsche Bank AG	02/10/12	30
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	397,237	Deutsche Bank AG	02/13/12	(110)
Chilean Unidad de Fomento	99,700,000	U.S. Dollar	203,303	Deutsche Bank AG	02/14/12	(828)
U.S. Dollar	253,876	Japanese Yen	20,855,910	Deutsche Bank AG	02/15/12	(19,794)
Singapore Dollar	1,728,000	U.S. Dollar	1,351,616	Deutsche Bank AG	02/17/12	22,145
U.S. Dollar	2,120,076	Euro	1,580,000	Deutsche Bank AG	02/17/12	53,306
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	365,157	Deutsche Bank AG	02/21/12	(6,883)
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	418,354	Deutsche Bank AG	02/23/12	(7,628)
Singapore Dollar	2,243,000	U.S. Dollar	1,754,715	Deutsche Bank AG	02/24/12	28,463
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	141,311	Deutsche Bank AG	02/27/12	(2,655)
Chilean Unidad de Fomento	241,090,000	U.S. Dollar	492,493	Deutsche Bank AG	02/27/12	(3,771)
Singapore Dollar	1,399,000	U.S. Dollar	1,097,169	Deutsche Bank AG	02/27/12	15,030
U.S. Dollar	509,601	Euro	374,000	Deutsche Bank AG	02/27/12	20,370
United Kingdom Pound	2,148,211	U.S. Dollar	3,340,468	Deutsche Bank AG	02/27/12	43,979
United Kingdom Pound	1,126,580	U.S. Dollar	1,751,832	Deutsche Bank AG	02/27/12	23,064
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	141,311	Deutsche Bank AG	02/29/12	(2,694)
Singapore Dollar	1,400,000	U.S. Dollar	1,096,560	Deutsche Bank AG	02/29/12	16,433
U.S. Dollar	309,553	Euro	226,530	Deutsche Bank AG	02/29/12	13,227
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	458,288	Deutsche Bank AG	03/01/12	(2,243)
Swedish Krona	84,036,600	Euro	9,389,669	Deutsche Bank AG	03/01/12	53,789
U.S. Dollar	144,253	Euro	105,800	Deutsche Bank AG	03/01/12	5,855
Australian Dollar	3,384,000	U.S. Dollar	3,437,806	Deutsche Bank AG	03/02/12	142,746
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	458,288	Deutsche Bank AG	03/02/12	(2,284)
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	500,020	Deutsche Bank AG	03/05/12	(2,930)
U.S. Dollar	146,237	Euro	107,000	Deutsche Bank AG	03/05/12	6,267
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	495,642	Deutsche Bank AG	03/07/12	(1,638)
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	485,814	Deutsche Bank AG	03/09/12	(5,283)
Chilean Unidad de Fomento	243,700,000	U.S. Dollar	496,840	Deutsche Bank AG	03/15/12	(3,658)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	236,720,000	U.S. Dollar	482,708	Deutsche Bank AG	03/15/12	$(3,652)
Chilean Unidad de Fomento	1,894,715,000	U.S. Dollar	3,797,024	Deutsche Bank AG	03/19/12	35,980
Singapore Dollar	1,829,200	U.S. Dollar	1,433,913	Deutsche Bank AG	03/19/12	20,329
U.S. Dollar	2,265,960	Japanese Yen	182,083,500	Deutsche Bank AG	03/19/12	(124,308)
Singapore Dollar	1,969,400	U.S. Dollar	1,536,313	Deutsche Bank AG	03/21/12	29,394
Malaysian Ringgit	1,901,000	U.S. Dollar	598,759	Deutsche Bank AG	03/26/12	23,537
U.S. Dollar	860,760	Euro	615,000	Deutsche Bank AG	03/26/12	56,192
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	463,755	Deutsche Bank AG	03/30/12	4,025
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	490,809	Deutsche Bank AG	04/02/12	6,041
U.S. Dollar	1,160,324	Euro	826,000	Deutsche Bank AG	04/04/12	79,671
U.S. Dollar	774,001	Euro	553,000	Deutsche Bank AG	04/05/12	50,509
Indian Rupee	27,793,000	U.S. Dollar	593,234	Deutsche Bank AG	04/11/12	(41,880)
Indian Rupee	59,598,000	U.S. Dollar	1,276,735	Deutsche Bank AG	04/13/12	(94,923)
Indian Rupee	13,777,000	U.S. Dollar	291,700	Deutsche Bank AG	04/19/12	(18,841)
Swedish Krona	28,478,956	Euro	3,148,634	Deutsche Bank AG	04/19/12	52,169
U.S. Dollar	1,215,911	Euro	860,000	Deutsche Bank AG	04/23/12	90,659
Indian Rupee	27,912,000	U.S. Dollar	592,737	Deutsche Bank AG	04/26/12	(40,720)
Euro	3,110,000	U.S. Dollar	4,067,881	Deutsche Bank AG	05/04/12	—
U.S. Dollar	5,049,232	Euro	3,440,000	Deutsche Bank AG	05/04/12	547,945
U.S. Dollar	372,963	Euro	255,000	Deutsche Bank AG	05/07/12	39,286
U.S. Dollar	226,512	Euro	157,000	Deutsche Bank AG	05/09/12	21,069
U.S. Dollar	832,411	Japanese Yen	66,920,000	Deutsche Bank AG	05/11/12	(46,723)
U.S. Dollar	421,686	Euro	301,000	Deutsche Bank AG	05/18/12	27,789
U.S. Dollar	524,986	Euro	376,000	Deutsche Bank AG	05/21/12	32,933
U.S. Dollar	88,376	Euro	63,000	Deutsche Bank AG	05/21/12	5,931
Australian Dollar	2,540,000	U.S. Dollar	2,415,870	Deutsche Bank AG	05/25/12	247,891
Indian Rupee	37,818,000	U.S. Dollar	792,498	Deutsche Bank AG	06/01/12	(49,584)
U.S. Dollar	2,413,489	Euro	1,690,000	Deutsche Bank AG	06/04/12	201,670
U.S. Dollar	420,397	Euro	293,760	Deutsche Bank AG	06/06/12	35,928
Indian Rupee	27,856,000	U.S. Dollar	587,431	Deutsche Bank AG	06/07/12	(40,751)
U.S. Dollar	1,095,378	Euro	760,600	Deutsche Bank AG	06/07/12	99,910
U.S. Dollar	2,453,355	Euro	1,700,000	Deutsche Bank AG	06/08/12	228,393
Indian Rupee	7,542,000	U.S. Dollar	160,093	Deutsche Bank AG	06/11/12	(12,176)
U.S. Dollar	330,297	Euro	228,000	Deutsche Bank AG	06/11/12	31,884
U.S. Dollar	1,230,907	Euro	853,700	Deutsche Bank AG	06/11/12	113,562
U.S. Dollar	543,751	Euro	379,000	Deutsche Bank AG	06/13/12	47,700
U.S. Dollar	114,309	Euro	80,000	Deutsche Bank AG	06/14/12	9,601
Indian Rupee	18,877,000	U.S. Dollar	399,852	Deutsche Bank AG	06/18/12	(30,049)
Indian Rupee	17,195,000	U.S. Dollar	362,840	Deutsche Bank AG	06/20/12	(26,097)
Indian Rupee	43,847,000	U.S. Dollar	930,539	Deutsche Bank AG	06/25/12	(72,547)
South Korean Won	234,000,000	U.S. Dollar	199,463	Deutsche Bank AG	06/27/12	6,897
South Korean Won	235,000,000	U.S. Dollar	202,046	Deutsche Bank AG	06/27/12	5,195
Indian Rupee	29,111,000	U.S. Dollar	624,736	Deutsche Bank AG	07/11/12	(56,610)
Indian Rupee	14,708,000	U.S. Dollar	315,708	Deutsche Bank AG	07/12/12	(28,718)
U.S. Dollar	1,021,358	Euro	729,000	Deutsche Bank AG	07/16/12	67,008
U.S. Dollar	1,603,275	Euro	1,143,000	Deutsche Bank AG	07/18/12	106,928
U.S. Dollar	877,361	Euro	629,000	Deutsche Bank AG	07/20/12	53,901

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	800,970	Euro	571,000	Deutsche Bank AG	07/23/12	$53,426
Singapore Dollar	3,996,325	U.S. Dollar	3,334,495	Deutsche Bank AG	08/06/12	(151,991)
U.S. Dollar	692,424	Euro	487,300	Deutsche Bank AG	08/06/12	54,388
U.S. Dollar	508,697	Euro	358,000	Deutsche Bank AG	08/06/12	39,957
U.S. Dollar	1,070,499	Euro	761,000	Deutsche Bank AG	08/06/12	74,099
U.S. Dollar	960,167	Euro	682,300	Deutsche Bank AG	08/08/12	66,795
U.S. Dollar	1,269,340	Euro	902,000	Deutsche Bank AG	08/08/12	88,303
U.S. Dollar	1,008,968	Euro	712,000	Deutsche Bank AG	08/09/12	76,700
U.S. Dollar	690,271	Euro	488,000	Deutsche Bank AG	08/09/12	51,301
U.S. Dollar	671,313	Euro	475,000	Deutsche Bank AG	08/10/12	49,359
U.S. Dollar	504,580	Euro	356,000	Deutsche Bank AG	08/13/12	38,429
U.S. Dollar	772,940	Euro	546,000	Deutsche Bank AG	08/13/12	58,001
Polish Zloty	11,489,000	Euro	2,708,392	Deutsche Bank AG	08/16/12	(55,615)
U.S. Dollar	2,311,560	Euro	1,612,000	Deutsche Bank AG	08/20/12	200,654
U.S. Dollar	1,179,631	Japanese Yen	90,125,000	Deutsche Bank AG	08/20/12	(6,355)
U.S. Dollar	965,471	Japanese Yen	73,510,000	Deutsche Bank AG	08/22/12	(1,912)
U.S. Dollar	956,703	Japanese Yen	72,553,000	Deutsche Bank AG	08/23/12	1,894
Indian Rupee	24,142,000	U.S. Dollar	510,960	Deutsche Bank AG	08/24/12	(42,936)
U.S. Dollar	1,603,353	Japanese Yen	121,842,000	Deutsche Bank AG	08/27/12	(239)
U.S. Dollar	316,660	Euro	221,193	Deutsche Bank AG	08/29/12	26,985
U.S. Dollar	14,169	Euro	9,797	Deutsche Bank AG	08/31/12	1,339
Indian Rupee	17,072,000	U.S. Dollar	359,721	Deutsche Bank AG	09/06/12	(29,359)
U.S. Dollar	168,840	Euro	119,000	Deutsche Bank AG	09/06/12	12,986
U.S. Dollar	365,089	Euro	261,000	Deutsche Bank AG	09/10/12	23,246
U.S. Dollar	162,829	Euro	119,000	Deutsche Bank AG	09/13/12	6,965
Philippines Peso	29,828,000	U.S. Dollar	670,367	Deutsche Bank AG	09/24/12	22,185
U.S. Dollar	984,514	Euro	720,000	Deutsche Bank AG	09/24/12	41,379
U.S. Dollar	1,365,930	Euro	1,000,000	Deutsche Bank AG	09/24/12	56,021
Malaysian Ringgit	364,000	U.S. Dollar	114,058	Deutsche Bank AG	09/26/12	4,149
U.S. Dollar	1,082,312	Euro	800,000	Deutsche Bank AG	09/26/12	34,366
Hungary Forint	160,000,000	U.S. Dollar	735,294	Deutsche Bank AG	09/28/12	(42,488)
Hungary Forint	163,300,000	U.S. Dollar	739,081	Deutsche Bank AG	09/28/12	(31,986)
Philippines Peso	36,054,000	U.S. Dollar	827,876	Deutsche Bank AG	10/04/12	9,102
Philippines Peso	43,106,000	U.S. Dollar	989,805	Deutsche Bank AG	10/05/12	10,866
Philippines Peso	35,386,000	U.S. Dollar	813,004	Deutsche Bank AG	10/09/12	8,402
Philippines Peso	28,316,000	U.S. Dollar	650,494	Deutsche Bank AG	10/11/12	6,777
Philippines Peso	8,431,000	U.S. Dollar	193,150	Deutsche Bank AG	10/12/12	2,547
Philippines Peso	7,672,000	U.S. Dollar	175,681	Deutsche Bank AG	10/19/12	2,379
Philippines Peso	30,667,000	U.S. Dollar	702,405	Deutsche Bank AG	10/22/12	9,314
Indian Rupee	12,552,000	U.S. Dollar	242,999	Deutsche Bank AG	10/29/12	(1,883)
Indian Rupee	26,507,000	U.S. Dollar	515,301	Deutsche Bank AG	10/31/12	(6,244)
U.S. Dollar	964,314	Euro	684,003	Deutsche Bank AG	10/31/12	68,032
U.S. Dollar	63,837	Euro	45,895	Deutsche Bank AG	11/02/12	3,698
U.S. Dollar	9,865,049	Euro	7,160,000	Deutsche Bank AG	11/07/12	482,354
Philippines Peso	44,300,000	U.S. Dollar	1,024,514	Deutsche Bank AG	11/14/12	3,099
U.S. Dollar	1,873,420	Japanese Yen	143,060,000	Deutsche Bank AG	11/16/12	(12,565)
U.S. Dollar	901,753	Euro	670,000	Deutsche Bank AG	12/03/12	23,554
Australian Dollar	3,045,000	U.S. Dollar	3,020,914	Deutsche Bank AG	12/10/12	111,652
U.S. Dollar	1,426,635	Euro	1,111,000	Deutsche Bank AG	01/14/13	(30,164)
U.S. Dollar	345,388	Japanese Yen	26,360,000	Deutsche Bank AG	01/15/13	(2,550)
U.S. Dollar	1,237,831	Euro	971,000	Deutsche Bank AG	01/17/13	(35,428)
Philippines Peso	7,579,000	U.S. Dollar	173,044	Deutsche Bank AG	01/22/13	2,489

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	411,630,000	U.S. Dollar	807,830	Deutsche Bank AG	01/24/13	$2,597
Chilean Unidad de Fomento	211,110,000	U.S. Dollar	414,185	Deutsche Bank AG	01/25/13	1,413
Chilean Unidad de Fomento	372,760,000	U.S. Dollar	736,622	Deutsche Bank AG	01/25/13	(2,794)
Chilean Unidad de Fomento	363,560,000	U.S. Dollar	718,441	Deutsche Bank AG	01/28/13	(2,911)
U.S. Dollar	1,994,969	Japanese Yen	154,225,103	Deutsche Bank AG	01/28/13	(41,039)
Chilean Unidad de Fomento	117,450,000	U.S. Dollar	232,105	Deutsche Bank AG	01/29/13	(970)
Chilean Unidad de Fomento	234,900,000	U.S. Dollar	459,912	Deutsche Bank AG	01/30/13	2,319
Chilean Unidad de Fomento	219,210,000	U.S. Dollar	428,563	Deutsche Bank AG	01/31/13	2,756
Philippines Peso	46,581,000	U.S. Dollar	1,079,513	Deutsche Bank AG	01/31/13	(1,108)
Singapore Dollar	1,468,000	U.S. Dollar	1,149,677	HSBC Bank USA, N.A.	02/07/12	17,390
U.S. Dollar	2,495,949	Euro	1,856,000	HSBC Bank USA, N.A.	02/09/12	68,181
U.S. Dollar	856,804	Japanese Yen	70,138,000	HSBC Bank USA, N.A.	02/10/12	(63,495)
Singapore Dollar	1,446,700	U.S. Dollar	1,136,036	HSBC Bank USA, N.A.	02/13/12	14,093
Singapore Dollar	1,041,600	U.S. Dollar	817,923	HSBC Bank USA, N.A.	02/14/12	10,151
Singapore Dollar	1,728,000	U.S. Dollar	1,351,658	HSBC Bank USA, N.A.	02/17/12	22,103
U.S. Dollar	618,597	Japanese Yen	51,260,000	HSBC Bank USA, N.A.	02/22/12	(54,082)
U.S. Dollar	668,308	Japanese Yen	54,300,000	HSBC Bank USA, N.A.	03/01/12	(44,323)
U.S. Dollar	398,016	Euro	288,000	HSBC Bank USA, N.A.	03/08/12	21,269
Australian Dollar	410,000	U.S. Dollar	389,705	HSBC Bank USA, N.A.	03/19/12	43,283
Indian Rupee	203,451,000	U.S. Dollar	4,249,185	HSBC Bank USA, N.A.	03/19/12	(193,064)
Philippines Peso	86,101,500	U.S. Dollar	1,949,188	HSBC Bank USA, N.A.	03/19/12	58,729
Singapore Dollar	2,091,000	U.S. Dollar	1,638,766	HSBC Bank USA, N.A.	03/19/12	23,611
South Korean Won	418,000,000	U.S. Dollar	362,595	HSBC Bank USA, N.A.	03/19/12	7,159
U.S. Dollar	11,387,515	Japanese Yen	916,524,148	HSBC Bank USA, N.A.	03/19/12	(643,988)
Singapore Dollar	1,574,000	U.S. Dollar	1,229,255	HSBC Bank USA, N.A.	03/21/12	22,102
Malaysian Ringgit	906,000	U.S. Dollar	285,242	HSBC Bank USA, N.A.	03/26/12	11,339

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	1,536,262	Euro	1,072,000	HSBC Bank USA, N.A.	04/16/12	$133,676
Indian Rupee	43,702,000	U.S. Dollar	925,694	HSBC Bank USA, N.A.	06/04/12	(67,612)
Indian Rupee	7,436,000	U.S. Dollar	157,910	HSBC Bank USA, N.A.	06/08/12	(12,001)
Indian Rupee	18,770,000	U.S. Dollar	398,514	HSBC Bank USA, N.A.	06/13/12	(30,508)
Indian Rupee	29,446,000	U.S. Dollar	623,988	HSBC Bank USA, N.A.	06/27/12	(47,980)
U.S. Dollar	3,071,255	Japanese Yen	234,260,000	HSBC Bank USA, N.A.	08/20/12	(11,453)
U.S. Dollar	963,579	Japanese Yen	73,232,000	HSBC Bank USA, N.A.	08/20/12	(106)
Indian Rupee	27,858,000	U.S. Dollar	590,233	HSBC Bank USA, N.A.	08/24/12	(50,169)
U.S. Dollar	3,075,868	Japanese Yen	234,458,000	HSBC Bank USA, N.A.	08/27/12	(9,890)
Malaysian Ringgit	1,363,000	U.S. Dollar	427,675	HSBC Bank USA, N.A.	09/26/12	14,953
South Korean Won	470,000,000	U.S. Dollar	397,981	HSBC Bank USA, N.A.	09/26/12	14,105
Philippines Peso	36,100,000	U.S. Dollar	825,822	HSBC Bank USA, N.A.	09/28/12	12,302
Philippines Peso	28,800,000	U.S. Dollar	656,111	HSBC Bank USA, N.A.	10/03/12	12,479
Philippines Peso	28,921,000	U.S. Dollar	656,088	HSBC Bank USA, N.A.	10/04/12	15,301
Philippines Peso	43,117,000	U.S. Dollar	971,957	HSBC Bank USA, N.A.	10/05/12	28,969
Philippines Peso	28,370,000	U.S. Dollar	652,319	HSBC Bank USA, N.A.	10/11/12	6,206
Philippines Peso	14,164,000	U.S. Dollar	325,677	HSBC Bank USA, N.A.	10/11/12	3,098
Philippines Peso	14,058,000	U.S. Dollar	322,173	HSBC Bank USA, N.A.	10/15/12	4,121
U.S. Dollar	929,704	Euro	677,000	HSBC Bank USA, N.A.	10/17/12	42,711
U.S. Dollar	928,341	Euro	676,000	HSBC Bank USA, N.A.	10/17/12	42,658
U.S. Dollar	1,249,703	Euro	910,000	HSBC Bank USA, N.A.	10/17/12	57,438
Philippines Peso	27,840,000	U.S. Dollar	645,625	HSBC Bank USA, N.A.	10/19/12	516
Indian Rupee	12,846,000	U.S. Dollar	249,077	HSBC Bank USA, N.A.	10/29/12	(2,313)
Indian Rupee	19,137,000	U.S. Dollar	371,953	HSBC Bank USA, N.A.	10/31/12	(4,434)
U.S. Dollar	489,061	Japanese Yen	37,330,000	HSBC Bank USA, N.A.	11/19/12	(3,098)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	968,622	Euro	720,487	HSBC Bank USA, N.A.	12/07/12	$24,214
U.S. Dollar	345,872	Japanese Yen	26,390,000	HSBC Bank USA, N.A.	01/15/13	(2,463)
U.S. Dollar	938,954	Japanese Yen	71,830,000	HSBC Bank USA, N.A.	01/15/13	(9,164)
Philippines Peso	27,840,000	U.S. Dollar	642,155	HSBC Bank USA, N.A.	01/28/13	2,481
U.S. Dollar	2,581,182	Japanese Yen	199,698,335	HSBC Bank USA, N.A.	01/28/13	(55,142)
Singapore Dollar	12,054,100	U.S. Dollar	9,468,157	JPMorgan Chase Bank, N.A.	02/06/12	114,914
Singapore Dollar	2,828,520	U.S. Dollar	2,221,723	JPMorgan Chase Bank, N.A.	02/06/12	26,965
U.S. Dollar	95,808,348	Euro	69,429,407	JPMorgan Chase Bank, N.A.	02/06/12	4,990,670
Norway Krones	7,600,000	U.S. Dollar	1,353,417	JPMorgan Chase Bank, N.A.	02/10/12	(58,533)
U.S. Dollar	299,098	Japanese Yen	24,550,000	JPMorgan Chase Bank, N.A.	02/15/12	(23,045)
U.S. Dollar	2,130,797	Euro	1,593,000	JPMorgan Chase Bank, N.A.	02/16/12	47,025
U.S. Dollar	171,784	Japanese Yen	14,210,000	JPMorgan Chase Bank, N.A.	02/16/12	(14,680)
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	187,632	JPMorgan Chase Bank, N.A.	02/21/12	(2,195)
Singapore Dollar	2,900,000	U.S. Dollar	2,243,453	JPMorgan Chase Bank, N.A.	02/21/12	62,042
Chilean Unidad de Fomento	155,200,000	U.S. Dollar	322,159	JPMorgan Chase Bank, N.A.	02/22/12	(7,326)
U.S. Dollar	618,781	Japanese Yen	51,300,000	JPMorgan Chase Bank, N.A.	02/23/12	(54,430)
Canadian Dollar	3,575,345	U.S. Dollar	3,421,589	JPMorgan Chase Bank, N.A.	02/27/12	141,989
United Kingdom Pound	283,529	U.S. Dollar	441,462	JPMorgan Chase Bank, N.A.	02/27/12	5,230
United Kingdom Pound	563,220	U.S. Dollar	876,967	JPMorgan Chase Bank, N.A.	02/27/12	10,370
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	128,527	JPMorgan Chase Bank, N.A.	02/28/12	(2,052)
U.S. Dollar	668,061	Japanese Yen	54,300,000	JPMorgan Chase Bank, N.A.	03/01/12	(44,570)
U.S. Dollar	14,497,420	Euro	10,810,071	JPMorgan Chase Bank, N.A.	03/08/12	356,238
Singapore Dollar	2,620,000	U.S. Dollar	2,048,636	JPMorgan Chase Bank, N.A.	03/19/12	34,304
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	185,048	JPMorgan Chase Bank, N.A.	03/21/12	1,439
U.S. Dollar	23,488,813	Euro	17,973,348	JPMorgan Chase Bank, N.A.	04/05/12	(25,771)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Indonesian Rupiah	134,925,000,000	U.S. Dollar	14,606,557	JPMorgan Chase Bank, N.A.	04/12/12	$334,687
Indian Rupee	40,031,000	U.S. Dollar	855,363	JPMorgan Chase Bank, N.A.	04/16/12	(62,047)
Indian Rupee	39,295,000	U.S. Dollar	834,643	JPMorgan Chase Bank, N.A.	04/18/12	(56,231)
Indian Rupee	19,629,000	U.S. Dollar	416,575	JPMorgan Chase Bank, N.A.	04/19/12	(27,815)
Malaysian Ringgit	31,440,000	U.S. Dollar	10,079,104	JPMorgan Chase Bank, N.A.	04/25/12	193,786
Malaysian Ringgit	31,600,010	U.S. Dollar	10,200,132	JPMorgan Chase Bank, N.A.	04/26/12	124,338
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,226,224	JPMorgan Chase Bank, N.A.	04/27/12	(7,274)
Indian Rupee	19,756,000	U.S. Dollar	419,003	JPMorgan Chase Bank, N.A.	04/27/12	(28,368)
Indian Rupee	3,982,000	U.S. Dollar	84,454	JPMorgan Chase Bank, N.A.	04/27/12	(5,718)
Malaysian Ringgit	30,780,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	04/27/12	55,869
Indian Rupee	19,775,000	U.S. Dollar	419,851	JPMorgan Chase Bank, N.A.	04/30/12	(29,080)
Chinese Yuan	63,800,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	05/29/12	139,334
Chinese Yuan	127,420,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	06/11/12	253,931
Indian Rupee	28,975,000	U.S. Dollar	611,932	JPMorgan Chase Bank, N.A.	06/22/12	(44,677)
Chinese Yuan	127,560,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	06/25/12	280,305
Chinese Yuan	127,860,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	06/27/12	328,591
Chinese Yuan	127,760,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	07/02/12	314,264
Indian Rupee	46,822,000	U.S. Dollar	1,009,175	JPMorgan Chase Bank, N.A.	07/12/12	(95,558)
Chinese Yuan	64,025,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	07/13/12	181,986
Indian Rupee	3,943,000	U.S. Dollar	84,850	JPMorgan Chase Bank, N.A.	07/19/12	(8,003)
Indian Rupee	3,943,000	U.S. Dollar	84,850	JPMorgan Chase Bank, N.A.	07/19/12	(8,003)
Singapore Dollar	6,427,600	U.S. Dollar	5,367,516	JPMorgan Chase Bank, N.A.	07/31/12	(249,253)
U.S. Dollar	962,431	Japanese Yen	73,573,000	JPMorgan Chase Bank, N.A.	08/20/12	(5,742)
U.S. Dollar	1,918,765	Japanese Yen	146,373,000	JPMorgan Chase Bank, N.A.	08/24/12	(7,566)
U.S. Dollar	1,482,275	Japanese Yen	112,727,000	JPMorgan Chase Bank, N.A.	08/27/12	(1,352)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	1,060,101	Euro	737,287	JPMorgan Chase Bank, N.A.	08/29/12	$94,549
U.S. Dollar	952,978	Japanese Yen	72,717,000	JPMorgan Chase Bank, N.A.	08/31/12	(4,146)
U.S. Dollar	350,000,000	Chinese Yuan	2,254,875,000	JPMorgan Chase Bank, N.A.	09/26/12	(8,675,002)
U.S. Dollar	415,086	Japanese Yen	31,505,000	JPMorgan Chase Bank, N.A.	09/28/12	168
Philippines Peso	11,388,000	U.S. Dollar	261,073	JPMorgan Chase Bank, N.A.	10/09/12	3,274
Philippines Peso	14,127,000	U.S. Dollar	323,865	JPMorgan Chase Bank, N.A.	10/11/12	4,051
Philippines Peso	19,811,000	U.S. Dollar	458,058	JPMorgan Chase Bank, N.A.	10/12/12	1,788
Philippines Peso	11,727,000	U.S. Dollar	270,145	JPMorgan Chase Bank, N.A.	10/15/12	2,045
Philippines Peso	23,266,000	U.S. Dollar	532,525	JPMorgan Chase Bank, N.A.	10/15/12	7,492
Philippines Peso	15,399,000	U.S. Dollar	354,571	JPMorgan Chase Bank, N.A.	10/22/12	2,809
Philippines Peso	14,923,000	U.S. Dollar	346,716	JPMorgan Chase Bank, N.A.	10/29/12	(426)
U.S. Dollar	934,991	Japanese Yen	71,438,000	JPMorgan Chase Bank, N.A.	11/19/12	(6,847)
U.S. Dollar	19,913,219	Chinese Yuan	128,500,000	JPMorgan Chase Bank, N.A.	12/24/12	(531,356)
Chinese Yuan	254,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	01/14/13	542,660
U.S. Dollar	39,145,246	Chinese Yuan	252,800,000	JPMorgan Chase Bank, N.A.	01/14/13	(1,079,183)
Philippines Peso	30,247,000	U.S. Dollar	691,392	JPMorgan Chase Bank, N.A.	01/22/13	9,142
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	245,993	JPMorgan Chase Bank, N.A.	01/30/13	(454)
U.S. Dollar	19,474,173	Chinese Yuan	125,920,000	JPMorgan Chase Bank, N.A.	02/12/13	(557,846)
Chinese Yuan	62,550,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	05/28/13	(62,927)
Chinese Yuan	62,700,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank, N.A.	06/13/13	(41,188)
Hong Kong Dollar	307,680,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	10/28/13	(319,528)
Hong Kong Dollar	924,576,000	U.S. Dollar	120,000,000	JPMorgan Chase Bank, N.A.	10/28/13	(760,491)
Chinese Yuan	246,800,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	02/24/14	(1,002,002)
U.S. Dollar	39,268,099	Chinese Yuan	246,800,000	JPMorgan Chase Bank, N.A.	02/24/14	270,101
Chinese Yuan	123,100,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	03/07/14	(561,674)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chinese Yuan	245,600,000	U.S. Dollar	40,000,000	JPMorgan Chase Bank, N.A.	03/10/14	$(1,218,093)
U.S. Dollar	39,083,386	Chinese Yuan	245,600,000	JPMorgan Chase Bank, N.A.	03/10/14	301,479
Chinese Yuan	125,200,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	03/17/14	(230,070)
U.S. Dollar	19,608,457	Chinese Yuan	125,200,000	JPMorgan Chase Bank, N.A.	03/17/14	(161,472)
Chinese Yuan	92,100,000	U.S. Dollar	15,000,000	JPMorgan Chase Bank, N.A.	04/14/14	(456,785)
Chinese Yuan	122,800,000	U.S. Dollar	20,000,000	JPMorgan Chase Bank, N.A.	04/21/14	(609,046)
Hong Kong Dollar	386,050,000	U.S. Dollar	50,000,000	JPMorgan Chase Bank, N.A.	09/22/14	(185,394)
U.S. Dollar	1,660,556	United Kingdom Pound	1,059,704	Morgan Stanley Capital Services, Inc.	02/01/12	(9,308)
United Kingdom Pound	1,059,704	U.S. Dollar	1,670,427	Morgan Stanley Capital Services, Inc.	02/01/12	(563)
Australian Dollar	4,488,527	U.S. Dollar	4,364,419	Morgan Stanley Capital Services, Inc.	02/08/12	396,699
U.S. Dollar	393,609	Japanese Yen	32,163,000	Morgan Stanley Capital Services, Inc.	02/10/12	(28,410)
Chilean Unidad de Fomento	170,020,000	U.S. Dollar	349,727	Morgan Stanley Capital Services, Inc.	02/14/12	(4,443)
U.S. Dollar	174,867	Chilean Unidad de Fomento	85,510,000	Morgan Stanley Capital Services, Inc.	02/14/12	—
United Kingdom Pound	761,853	U.S. Dollar	1,211,148	Morgan Stanley Capital Services, Inc.	02/15/12	(10,760)
Chilean Unidad de Fomento	153,870,000	U.S. Dollar	319,630	Morgan Stanley Capital Services, Inc.	02/16/12	(7,232)
Chilean Unidad de Fomento	153,910,000	U.S. Dollar	319,581	Morgan Stanley Capital Services, Inc.	02/16/12	(7,101)
Chilean Unidad de Fomento	195,220,000	U.S. Dollar	402,370	Morgan Stanley Capital Services, Inc.	02/27/12	(6,633)
United Kingdom Pound	850,886	U.S. Dollar	1,324,766	Morgan Stanley Capital Services, Inc.	02/27/12	15,782

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	234,800,000	U.S. Dollar	479,086	Morgan Stanley Capital Services, Inc.	02/28/12	$(3,181)
United Kingdom Pound	274,877	U.S. Dollar	430,636	Morgan Stanley Capital Services, Inc.	02/29/12	2,418
United Kingdom Pound	1,059,704	U.S. Dollar	1,660,185	Morgan Stanley Capital Services, Inc.	02/29/12	9,324
U.S. Dollar	1,128,895	Euro	816,000	Morgan Stanley Capital Services, Inc.	03/08/12	61,446
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	201,301	Morgan Stanley Capital Services, Inc.	03/12/12	(898)
United Kingdom Pound	840,772	U.S. Dollar	1,343,646	Morgan Stanley Capital Services, Inc.	03/14/12	(19,214)
U.S. Dollar	2,473,744	Japanese Yen	198,800,000	Morgan Stanley Capital Services, Inc.	03/19/12	(135,966)
Australian Dollar	5,061,294	U.S. Dollar	4,848,112	Morgan Stanley Capital Services, Inc.	03/26/12	492,760
Singapore Dollar	2,061,300	U.S. Dollar	1,605,862	Morgan Stanley Capital Services, Inc.	03/26/12	32,920
Chilean Unidad de Fomento	1,065,040,000	U.S. Dollar	2,163,616	Morgan Stanley Capital Services, Inc.	04/16/12	(14,437)
Chilean Unidad de Fomento	954,280,000	U.S. Dollar	1,927,838	Morgan Stanley Capital Services, Inc.	04/20/12	(2,852)
U.S. Dollar	230,945	Euro	157,000	Morgan Stanley Capital Services, Inc.	05/07/12	25,504
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	208,844	Morgan Stanley Capital Services, Inc.	05/11/12	(4,726)
Polish Zloty	4,031,000	Euro	1,006,492	Morgan Stanley Capital Services, Inc.	05/24/12	(82,491)
U.S. Dollar	978,922	Euro	686,000	Morgan Stanley Capital Services, Inc.	06/04/12	81,107
Swedish Krona	13,535,982	Euro	1,455,859	Morgan Stanley Capital Services, Inc.	07/16/12	70,666

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Swedish Krona	3,168,850	Euro	340,330	Morgan Stanley Capital Services, Inc.	07/18/12	$17,152
Swedish Krona	19,932,831	Euro	2,130,358	Morgan Stanley Capital Services, Inc.	07/20/12	121,266
Singapore Dollar	5,152,240	U.S. Dollar	4,293,999	Morgan Stanley Capital Services, Inc.	08/01/12	(191,244)
U.S. Dollar	1,156,489	Euro	806,000	Morgan Stanley Capital Services, Inc.	08/20/12	101,036
U.S. Dollar	759,188	Japanese Yen	57,800,000	Morgan Stanley Capital Services, Inc.	08/22/12	(1,454)
Philippines Peso	6,370,000	U.S. Dollar	147,454	Morgan Stanley Capital Services, Inc.	10/29/12	363
U.S. Dollar	10,474,142	Japanese Yen	807,305,000	Morgan Stanley Capital Services, Inc.	11/13/12	(168,044)
Norway Krones	1,495,190	Euro	188,425	Morgan Stanley Capital Services, Inc.	11/26/12	5,110
Norway Krones	2,300,000	Euro	289,840	Morgan Stanley Capital Services, Inc.	11/26/12	7,869
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	377,398	Morgan Stanley Capital Services, Inc.	01/14/13	14,186
Chilean Unidad de Fomento	85,510,000	U.S. Dollar	169,612	Morgan Stanley Capital Services, Inc.	02/04/13	—
Australian Dollar	4,487,287	U.S. Dollar	4,351,547	UBS AG	02/08/12	408,257
Norway Krones	12,261,800	Euro	1,547,269	UBS AG	02/08/12	65,395
U.S. Dollar	2,948,638	Euro	2,177,000	UBS AG	02/08/12	100,986
Norway Krones	17,138,000	Euro	2,154,720	UBS AG	02/09/12	101,563
U.S. Dollar	2,477,930	Euro	1,825,000	UBS AG	02/13/12	90,697
U.S. Dollar	2,131,705	Euro	1,593,000	UBS AG	02/16/12	47,933
U.S. Dollar	15,000,000	Singapore Dollar	19,361,850	UBS AG	02/17/12	(392,676)
Norway Krones	160,325,000	U.S. Dollar	27,610,822	UBS AG	02/21/12	(306,256)
Norway Krones	7,600,000	U.S. Dollar	1,308,855	UBS AG	02/21/12	(14,518)
U.S. Dollar	2,115,320	Euro	1,580,000	UBS AG	02/21/12	48,536
U.S. Dollar	25,542,968	Euro	18,866,212	UBS AG	02/21/12	864,242
U.S. Dollar	9,405,425	Euro	6,955,646	UBS AG	02/21/12	306,806
U.S. Dollar	745,442	Japanese Yen	60,600,000	UBS AG	03/01/12	(49,870)
Mexican Peso	204,000,000	U.S. Dollar	15,000,000	UBS AG	03/06/12	605,497
U.S. Dollar	1,494,234	Euro	1,080,000	UBS AG	03/08/12	81,433
U.S. Dollar	27,336,227	South African Rand	223,542,000	UBS AG	03/09/12	(1,086,150)
Swedish Krona	170,610,000	U.S. Dollar	24,558,590	UBS AG	04/10/12	443,395

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	18,815,636	Euro	14,696,557	UBS AG	04/10/12	$(412,439)
Norway Krones	31,660,000	U.S. Dollar	5,273,678	UBS AG	04/12/12	107,203
Mexican Peso	200,692,500	U.S. Dollar	14,679,733	UBS AG	04/17/12	617,947
U.S. Dollar	32,430,423	Japanese Yen	2,485,999,500	UBS AG	04/17/12	(217,061)
U.S. Dollar	32,308,291	Euro	25,153,384	UBS AG	04/20/12	(602,667)
U.S. Dollar	18,589,016	Euro	14,413,999	UBS AG	04/23/12	(270,726)
Indonesian Rupiah	85,170,000,000	U.S. Dollar	9,432,938	UBS AG	04/24/12	(11,000)
Malaysian Ringgit	46,410,000	U.S. Dollar	15,000,000	UBS AG	04/26/12	163,244
Malaysian Ringgit	61,760,000	U.S. Dollar	19,843,845	UBS AG	04/26/12	334,606
U.S. Dollar	51,299,481	Euro	39,539,850	UBS AG	04/26/12	(436,588)
Euro	21,200,000	U.S. Dollar	27,477,491	UBS AG	04/27/12	261,883
Mexican Peso	131,455,000	U.S. Dollar	10,000,000	UBS AG	04/27/12	11,897
U.S. Dollar	111,883	Euro	78,000	UBS AG	05/09/12	9,816
U.S. Dollar	1,244,483	Japanese Yen	100,044,000	UBS AG	05/11/12	(69,804)
U.S. Dollar	420,437	Euro	301,000	UBS AG	05/21/12	26,532
U.S. Dollar	567,701	Euro	395,500	UBS AG	06/07/12	50,073
Chinese Yuan	127,970,000	U.S. Dollar	20,000,000	UBS AG	06/29/12	346,674
Swedish Krona	20,866,000	Euro	2,243,897	UBS AG	06/29/12	111,542
U.S. Dollar	2,615,068	Euro	1,850,000	UBS AG	06/29/12	193,465
Swedish Krona	15,299,180	Euro	1,644,932	UBS AG	07/16/12	80,614
Swedish Krona	15,274,510	Euro	1,644,932	UBS AG	07/18/12	76,825
U.S. Dollar	1,941,007	Japanese Yen	148,060,000	UBS AG	08/20/12	(7,366)
Norway Krones	10,525,000	Euro	1,324,599	UBS AG	08/22/12	45,745
Norway Krones	10,525,000	Euro	1,318,707	UBS AG	08/23/12	53,383
U.S. Dollar	2,410,537	Euro	1,675,590	UBS AG	08/27/12	216,222
U.S. Dollar	2,189,182	Japanese Yen	166,449,000	UBS AG	08/27/12	(1,493)
U.S. Dollar	809,927	Euro	590,886	UBS AG	09/17/12	35,969
Norway Krones	4,194,700	Euro	532,255	UBS AG	11/08/12	10,128
U.S. Dollar	414,967	Japanese Yen	31,954,500	UBS AG	11/14/12	(6,278)
Australian Dollar	663,000	U.S. Dollar	652,127	UBS AG	11/19/12	31,307
U.S. Dollar	748,433	Japanese Yen	57,068,000	UBS AG	11/19/12	(3,951)
Norway Krones	13,058,000	Euro	1,644,419	UBS AG	11/26/12	46,145
Norway Krones	4,080,000	Euro	517,885	UBS AG	12/03/12	8,856
U.S. Dollar	2,226,913	Euro	1,741,000	UBS AG	01/11/13	(55,911)
U.S. Dollar	344,317	Japanese Yen	26,280,000	UBS AG	01/11/13	(2,536)
U.S. Dollar	741,254	Japanese Yen	56,700,000	UBS AG	01/15/13	(7,156)
U.S. Dollar	2,098,403	Japanese Yen	162,280,000	UBS AG	01/28/13	(43,942)

						$(6,172)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

As of January 31, 2012, the Real Return Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

Australian Dollar	21,320,160	U.S. Dollar	20,947,569	Barclays Bank Plc	10/18/12	$1,096,666
U.S. Dollar	21,013,150	Australian Dollar	21,320,160	Barclays Bank Plc	10/18/12	(1,031,085)

						$65,581

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments or receipts are recorded as interest expense and interest income in the accompanying Statements of Operations. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

Old Westbury Funds, Inc.
Notes To Financial Statements- (Continued)
January 31, 2012 (Unaudited)

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Global Opportunities Fund written option transactions for the year is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2011.	106,977	$41,344,728
Options written	139,879	75,309,667
Options terminated in closing purchase transactions	(141,261)	(64,090,076)
Options exercised	(7,848)	(2,544,657)
Options expired	—	—

Contracts outstanding at January 31, 2012	97,747	$50,019,662

A summary of the Real Return Fund written option transactions for the year is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2011	27,360	$70,097,165
Options written	—	—
Options terminated in closing purchase transactions	(15,580)	(48,866,720)
Options exercised	—	—
Options expired	(7,580)	(9,393,445)

Contracts outstanding at January 31, 2012	4,200	$11,837,000

The Global Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

6. Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•          Level 1 - quoted prices in active markets for identical securities.

•          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•          Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

The summary of inputs used to value the Funds’ investments as of January 31, 2012 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Investments in Securities Assets:
Large Cap Core Fund
Equity Securities	$267,454,005	(a)	$2,588,065	$—	$270,042,070
Investment Company	11,415,600		—	—	11,415,600
U.S. Government Agencies	—		295,300,300	—	295,300,300
U.S. Government Securities	—		4,999,997	—	4,999,997

Total	$278,869,605		$302,888,362	$—	$581,757,967

Large Cap Strategies Fund
Equity Securities: (b)
Argentina	$19,053,200		$—	$—	$19,053,200
Australia	11,137,568		—	—	11,137,568
Brazil	93,097,538		—	—	93,097,538
Canada	42,455,592		—	—	42,455,592
China	20,965,188		—	—	20,965,188
Denmark	7,347,779		—	—	7,347,779
Finland	17,500,873		—	—	17,500,873
France	121,109,985		—	—	121,109,985
Germany	89,545,319		—	—	89,545,319
Hong Kong	23,796,954		—	—	23,796,954
India	42,628,101		—	—	42,628,101
Ireland	55,012,300		—	—	55,012,300
Italy	59,860,992		—	—	59,860,992
Japan	212,697,743		—	—	212,697,743
Mexico	17,670,927		—	—	17,670,927
Netherlands	75,237,290		—	—	75,237,290
Portugal	10,853,172		—	—	10,853,172
Russia	3,630,000		—	—	3,630,000
South Africa	32,685,485		—	—	32,685,485
South Korea	25,367,333		—	—	25,367,333
Switzerland	170,200,390		—	—	170,200,390
United Kingdom	299,408,074		—	—	299,408,074
United States	1,330,938,313		—	—	1,330,938,313

Total Equities	$2,782,200,116		$—	$—	$2,782,200,116

Investment Company	44,363,800		—	—	44,363,800
U.S. Government Agencies	—		22,499,517	—	22,499,517
U.S. Government Securities	—		5,999,997	—	5,999,997

Total	$2,826,563,916		$28,499,514	$—	$2,855,063,430

Global Small & Mid Cap Fund
Equity Securities: (b)
Australia	$91,864,872		$—	$153,398	$92,018,270
Austria	9,930,360		—	4,967	9,935,327
Bahamas	2,497		—	—	2,497
Belgium	8,783,148		—	—	8,783,148
Bermuda	24,211,135		—	—	24,211,135
Brazil	48,183,640		—	—	48,183,640

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Canada	$114,910,378	$—	$1,332,354	$116,242,732
Cayman Islands	181,526	—	—	181,526
Chile	7,063,600	—	—	7,063,600
China	35,348,235	—	291,433	35,639,668
Columbia	250,484	—	—	250,484
Cyprus	715,469	—	—	715,469
Denmark	17,999,979	—	—	17,999,979
Finland	116,335,883	—	—	116,335,883
France	84,593,391	—	—	84,593,391
Gabon	882	—	—	882
Germany	93,362,305	—	—	93,362,305
Gibraltar	410,140	—	—	410,140
Greece	1,802,216	—	787	1,803,003
Guernsey	3,154,348	—	—	3,154,348
Hong Kong	56,946,497	—	425,416	57,371,913
Hungary	1,308,782	—	—	1,308,782
India	46,469,605	—	53,004	46,522,609
Indonesia	19,797,729	—	59,281	19,857,010
Ireland	12,937,416	—	—	12,937,416
Isle of Man	10,648	—	—	10,648
Israel	78,972,989	—	46,903	79,019,892
Italy	13,766,285	—	4,358	13,770,643
Japan	253,871,128	—	—	253,871,128
Jersey Channel Islands	922,477	—	—	922,477
Liechtenstein	337,265	—	—	337,265
Luxembourg	345,184	—	—	345,184
Malaysia	30,078,853	—	9,832	30,088,685
Malta	201,748	—	—	201,748
Mauritius	365,728	—	—	365,728
Mexico	14,184,198	—	—	14,184,198
Monaco	24,487	—	—	24,487
Netherlands	46,005,312	—	—	46,005,312
New Zealand	16,484,168	—	—	16,484,168
Nigeria	61,829	—	—	61,829
Norway	11,396,107	—	—	11,396,107
Peru	4,174,876	—	—	4,174,876
Philippines	12,643,077	—	—	12,643,077
Poland	5,407,759	—	—	5,407,759
Portugal	1,170,909	—	—	1,170,909
Russia	6,236	—	—	6,236
Singapore	63,763,286	—	17,840	63,781,126
South Africa	36,116,810	—	—	36,116,810
South Korea	66,938,283	—	—	66,938,283
Spain	22,200,657	—	—	22,200,657
Sweden	36,638,089	—	—	36,638,089
Switzerland	72,456,091	—	—	72,456,091
Taiwan	51,366,132	—	695	51,366,827
Thailand	14,627,583	2,667,628	—	17,295,211
Turkey	6,356,975	—	—	6,356,975
Ukraine	45,875	—	—	45,875
United Arab Emirates	1,158,947	—	—	1,158,947

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

United Kingdom	$474,297,166	$—	$290,558	$474,587,724
United States	2,238,563,226	—	10,560	2,238,573,786

Total Equities	$4,371,524,900	$2,667,628	$2,701,386	$4,376,893,914

Exchange Traded Funds	133,823,992	—	—	133,823,992
Investment Company	19,475,500	—	—	19,475,500
Rights/Warrants
Australia	458	1,418	—	1,876
Canada	143	—	793	936
Hong Kong	4,568	21	—	4,589
Greece	—	1,931	—	1,931
Norway	—	1,134	—	1,134
Peru	—	13,461	—	13,461
Singapore	13,370	—	—	13,370
Sweden	—	450	—	450
Turkey	27,546	—	—	27,546

Total Rights/Warrants	$46,085	$18,415	$793	$65,293

U.S. Government Agencies	—	103,898,804	—	103,898,804
U.S. Government Securities	—	12,999,993	—	12,999,993
Cash Sweep	61,341,475	—	—	61,341,475
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	497,591	—	497,591
Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—	(401,548)	—	(401,548)

Total	$4,586,211,952	$119,680,883	$2,702,179	$4,708,595,014

Global Opportunities Fund
Equity Securities: (b)
Australia	$8,941,542	$—	$—	$8,941,542
Austria	2,215,621	—	—	2,215,621
Belgium	6,228,827	—	—	6,228,827
Bermuda	17,768,320	—	—	17,768,320
Brazil	4,910,846	—	—	4,910,846
Canada	26,136,919	—	—	26,136,919
Chile	2,664,645	—	—	2,664,645
China	9,405,408	—	—	9,405,408
Columbia	461,850	—	—	461,850
Cyprus	1,389,625	—	—	1,389,625
Czech Republic	464,660	—	—	464,660
Denmark	3,277,558	—	—	3,277,558
Egypt	1,401,136	—	—	1,401,136
Finland	7,174,286	—	—	7,174,286
France	41,066,631	—	—	41,066,631
Germany	17,144,404	—	—	17,144,404
Hong Kong	22,160,950	—	—	22,160,950
India	2,367,626	—	—	2,367,626
Indonesia	209,984	—	—	209,984
Ireland	280,567	—	—	280,567
Israel	1,647,414	—	—	1,647,414
Italy	12,135,672	—	—	12,135,672

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total

Japan	$118,007,050		$—		$—		$118,007,050
Luxembourg	1,090,562		—		—		1,090,562
Malaysia	10,696,876		—		—		10,696,876
Mexico	1,114,636		—		—		1,114,636
Netherlands	9,009,797		—		—		9,009,797
Norway	3,531,152		—		—		3,531,152
Pakistan	5,380,139		—		—		5,380,139
Poland	4,376,279		—		—		4,376,279
Portugal	1,755,860		—		—		1,755,860
Russia	10,037,750		—		—		10,037,750
Singapore	5,451,635		—		—		5,451,635
South Africa	2,590,985		—		—		2,590,985
South Korea	14,571,847		—		—		14,571,847
Spain	7,801,145		—		—		7,801,145
Sweden	6,620,193		—		—		6,620,193
Switzerland	29,522,970		—		—		29,522,970
Taiwan	13,566,060		—		—		13,566,060
Thailand	923,638		2,101,478		—		3,025,116
Turkey	4,118,325		—		—		4,118,325
United Kingdom	37,916,667		—		—		37,916,667
United States	490,392,780		—		258,750		490,651,530

Total Equities	$967,930,837		$2,101,478		$258,750		$970,291,065

Exchange Traded Funds	265,998,283		—		—		265,998,283
Preferred Stock	8,728,212	(a)	—		—		8,728,212
Rights/Warrants	—		3,985		—		3,985
Bank Loans	—		61,442,666	(a)	—		61,442,666
Corporate Bonds	—		1,416,845,684	(a)	7,646,164	(c)	1,424,491,848
Government Bonds	—		441,046,481	(a)	—		441,046,481
Asset-Backed Securities	—		58,641,246	(a)	—		58,641,246
Non-Agency Mortgage-Backed Securities	—		515,812,342	(a)	—		515,812,342
U.S. Government Agencies	—		128,999,287		—		128,999,287
U.S. Government Securities	—		5,999,997		—		5,999,997
Municipal Bonds	—		4,296,629	(a)	—		4,296,629
Cash Sweep	125,734,654		—		—		125,734,654

Other financial instruments - Assets*:
Equity contracts	133,830		28,395,867		—		28,529,697
Foreign exchange currency contracts	—		32,365,385		—		32,365,385
Other financial instruments - Liabilities*:
Equity contracts	(58,268,852)		(35,444,248)		—		(93,713,100)
Foreign exchange currency contracts	—		(32,371,557)		—		(32,371,557)

Total	$1,310,256,964		$2,623,838,613		$7,904,914		$3,946,297,120

Real Return Fund
Equity Securities	$908,304,621	(a)	$—		$—		$908,304,621
Preferred Stock	—		—		—		—
Collectible Coins	—		47,739,926		—		47,739,926
Commodities	155,348,666		—		—		155,348,666
Asset-Backed Securities	—		120,158,750	(a)	—		120,158,750
Corporate Bonds	—		3,279,420	(a)	—		3,279,420

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total

Government Bonds	$—	$168,733,045	(a)	$—	$168,733,045
U.S. Government Agencies	—	555,587,659		—	555,587,659
U.S. Government Securities	—	380,874,870		—	380,874,870
Cash Sweep	11,963,477	—		—	11,963,477

Other financial instruments - Assets*:
Commodity contracts	43,379,153	6,637,929		—	50,017,082
Foreign currency exchange contracts	—	1,096,666		—	1,096,666
Other financial instruments - Liabilities*:
Commodity contracts	(81,320,374)	(2,181,629)		—	(83,502,003)
Foreign currency exchange contracts	—	(1,031,085)		—	(1,031,085)

Total	$1,037,675,543	$1,280,895,551		$—	$2,318,571,094

Fixed Income Fund
Corporate Bonds	$—	$174,574,287	(a)	$—	$174,574,287
Municipal Bonds	—	31,697,397	(a)	—	31,697,397
Collateralized Mortgage Obligations	—	2,833,696	(a)	—	2,833,696
U.S. Government Agencies	—	103,140,527	(a)	—	103,140,527
U.S. Government Securities	—	139,606,472	(a)	—	139,606,472
Government Bonds	—	10,256,399	(a)	—	10,256,399
Investment Company	395,300	—		—	395,300

Total	$395,300	$462,108,778		$—	$462,504,078

Municipal Bond Fund
Municipal Bonds	$—	$929,439,690	(a)	$—	$929,439,690

(a) The breakdown of the Fund’s investments into major categories or countries is disclosed in the Schedules of Portfolio Investments.

(b) In the Large Cap Strategies Fund, Global Small & Mid Cap Fund and Global Opportunities Fund certain foreign equities were not fair valued at January 31, 2012 as a result of the change in the S&P 500 Index exceeding the Funds’ predetermined level (see footnote 3.A). Since these securities were fair valued at October 31, 2011, these securities were transferred from Level 2 to Level 1 at January 31, 2012. The value of the securities transferred from Level 2 to Level 1 for the Large Cap Strategies Fund, Global Small & Mid Cap Fund and Global Opportunities Fund is $684,748,462, $994,411,253, and $422,889,732 respectively. See footnote 3.A. regarding significant transfers between levels 1 and 2. The remaining Funds have no significant transfers between Level 1 and Level 2 investments during the reporting period.

(c) Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Schedule of Portfolio Investments.

* Other financial instruments are exchange traded options and futures (level 1), over-the-counter options (level 2), forwards (level 2) and swaps (level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

The following is a rollforward of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 11/1/11 (fair value)	Transfer in to level 3(a)	Purchases	Sales	Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Transfer out of level 3(a)	Balance as of 01/31/12 (fair value)

Global Small & Mid Cap Fund
Equity Securities:
Australia	$46,929	$112,497	$—	$—	$(104,239)	$134,511	$(36,300)	$153,398
Austria	5,255	—	—	—	—	(288)	—	4,967
Canada	3,173	1,317,451	—	—	—	14,903	(3,173)	1,332,354
China	250,390	121,535	—	(71,938)	27,380	(1,725)	(34,209)	291,433
Greece	—	324	—	—	—	463	—	787
Hong Kong	356,048	246,080	29,741	—	—	17,221	(223,674)	425,416
India	94,317	—	11,044	—	—	1,676	(54,033)	53,004
Indonesia	60,202	—	—	—	—	(921)	—	59,281
Israel	48,413	—	—	—	—	(1,510)	—	46,903
Italy	4,610	—	—	—	—	(252)	—	4,358
Malaysia	9,749	—	—	—	—	83	—	9,832
Singapore	—	17,410	—	—	—	430	—	17,840
South Korea	302,663	—	—	—	—	—	(302,663)	—
Taiwan	688	—	—	—	—	7	—	695
United Kingdom	5,344	—	296,032	(4,123)	1,471	(8,166)	—	290,558
United States	10,559	—	—	—	—	1	—	10,560
Rights/Warrants:
Canada	798	—	—	—	—	(5)	—	793
South Korea	2,995	—	—	—	—	(2,995)	—	—
Spain	5	—	—	—	—	(5)	—	—
Sweden	128	—	—	—	—	(128)	—	—

Total	$1,202,266	$1,815,297	$336,817	$(76,061)	$(75,388)	$153,300 *	$(654,052)	$2,702,179

Global Opportunities Fund
Equity Securities:
United States	$655,500	$—	$—	$—	$—	$(396,750)	$—	$258,750
Corporate Bonds:
Bermuda	$1,115,716	$—	$—	$—	$—	$(2,706)	$—	$1,113,010
Hong Kong	1,133,154	—	—	—	—	—	—	1,133,154
United States	5,400,000	—	—	—	—	—	—	5,400,000

Total	$8,304,370	$—	$—	$—	$—	$(399,456)*	$—	$7,904,914

(a) Transfers from(to) Level 3 to (from) Level 2 are due to an increase (or decline) in market activity (e.g. frequency of trades), which resulted in an increase (or decline) in available market inputs to determine price.

*The change in unrealized appreciation/depreciation on securities still held at January 31, 2012 was $80,449 for the Global Small and Mid Cap Fund and $(399,456) for the Global Opportunities Fund, which is included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2012 (Unaudited)

In May 2011, the Financial Accounting Standards Board, (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation process used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for the interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

7.	Federal Income Taxes:

At October 31, 2011, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

2017

Large Cap Core Fund	$66,327,040
Large Cap Strategies Fund	388,613,444
Global Opportunities Fund	213,212,498
Real Return Fund	245,786,188

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning after October 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending October 31, 2012 financial statements.

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Item 2. Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(Principal Executive Officer)

Date	3/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(Principal Executive Officer)

Date	3/23/12

By (Signature and Title)*	/s/ Peter C. Artemiou
Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	3/23/12

* Print the name and title of each signing officer under his or her signature.